Registration No. 33-59474

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    --------

                        POST-EFFECTIVE AMENDMENT NO. 14 TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                             REGISTRATION STATEMENT

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------

                              PRINCIPAL INVESTORS FUND, INC.
                      f/k/a PRINCIPAL SPECIAL MARKETS FUND, INC.
               (Exact name of Registrant as specified in Charter)

                          The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------

                         Telephone Number (515) 248-3842
                                    --------

MICHAEL D. ROUGHTON                      Copy to:
The Principal Financial Group            JOHN W. BLOUCH
Des Moines, Iowa  50392                  Jones & Blouch, L.L.P.
                                         Suite 405 West
                                         1025 Thomas Jefferson Street, N.W.
                                         Washington, DC  20007-0805

                     (Name and address of agent for service)
                                   ----------

It is proposed that this filing will become effective (check appropriate box)
              immediately upon filing pursuant to paragraph (b)of Rule 485 on (date), pursuant to paragraph (b) of Rule 485
              60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
        xxx 75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
              This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                   ----------

                         PRINCIPAL INVESTORS FUND, INC.
                              Advisors Select Class
                            Advisors Preferred Class







       This Prospectus describes a mutual fund organized by Principal Life
                    Insurance Company(R) ("The Principal").





                The date of this Prospectus is ____________________.











   As with all mutual funds, the Securities and Exchange Commission ("SEC") has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS

Fund Descriptions..............................................................4
    Stable Funds
       High Quality Short-Term Bond Fund.......................................6
       Money Market Fund.......................................................8

    Conservative Funds
       Bond & Mortgage Securities Fund........................................10
       Government Securities Fund.............................................12
       High Quality Intermediate-Term Bond Fund...............................14
       High Quality Long-Term Bond Fund.......................................16

    Moderate Funds
       Balanced Fund..........................................................18
       LargeCap Blend Fund....................................................20
       LargeCap Growth Fund...................................................22
       LargeCap S&P 500 Index Fund............................................24
       LargeCap Value Fund....................................................26
       MidCap Value Fund......................................................28
       Partners LargeCap Blend Fund...........................................30
       Partners LargeCap Growth Fund I........................................32
       Partners LargeCap Growth Fund II.......................................34
       Partners LargeCap Value Fund...........................................36
       Partners MidCap Value Fund.............................................38
       Real Estate Fund.......................................................40

    Aggressive Funds
       MidCap Blend Fund......................................................42
       MidCap Growth Fund.....................................................44
       MidCap S&P 400 Index Fund..............................................46
       Partners MidCap Blend Fund.............................................48
       Partners MidCap Growth Fund............................................50
       Partners SmallCap Growth Fund I........................................52
       Partners SmallCap Growth Fund II.......................................54
       Partners SmallCap Value Fund...........................................56
       SmallCap Blend Fund....................................................58
       SmallCap Growth Fund...................................................60
       SmallCap S&P 600 Index Fund............................................62
       SmallCap Value Fund....................................................64
       Technology Fund........................................................66

    Dynamic Funds
       European Fund..........................................................68
       International Emerging Markets Fund....................................70
       International Fund I...................................................72
       International Fund II..................................................74
       International SmallCap Fund............................................76
       Pacific Basin Fund.....................................................78

    LifeTime Funds
       LifeTime 2010 Fund.....................................................80
       LifeTime 2020 Fund.....................................................82
       LifeTime 2030 Fund.....................................................84
       LifeTime 2040 Fund.....................................................86
       LifeTime 2050 Fund.....................................................88
       LifeTime Strategic Income Fund.........................................90

General Information
    The Costs of Investing....................................................92
    Certain Investment Strategies and Related Risks...........................93
    Management, Organization and Capital Structure............................98
    Shareholder Information..................................................100
    Fund Account Information.................................................102

Appendix A...................................................................103



The Principal Investors Funds have been divided into risk categories. The working definition of each category is shown below:

Stable
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

Conservative
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

Moderate
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

Aggressive
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

Dynamic
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

LifeTime
The LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
      For example: The LifeTime 2030 Fund, with a target retirement year that is more than 30 years away, has a relatively aggressive target asset allocation. The LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.

FUND DESCRIPTIONS

Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). The Funds are divided into five risk categories: Stable, Conservative, Moderate, Aggressive, and Dynamic. Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.

The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages. The Sub-Advisors are:

   Alliance Capital Management L.P. through its                   Federated Management Corporation ("Federated")
     Bernstein Investment Research and Management                 Invista Capital Management, LLC(R)("Invista")*
     unit ("Bernstein")                                           Morgan Stanley Asset Management ("Morgan Stanley")
   American Century Investment Management, Inc.                   Neuberger Berman Management Inc. ("Neuberger Berman")
     ("American Century")                                         Principal Capital Income Investors, LLC ("PCII")*
   Ark Asset Management Co., Inc. ("Ark Asset")                   Principal Capital Real Estate Investors, LLC ("PCREI")*
   BT Funds Management (International) Limited ("BT")*            Turner Investment Partners, Inc. ("Turner")


Two classes of shares of each of these Funds are available through this Prospectus. Both classes are currently available only through certain registered representatives of dealers selected by Princor Financial Services Corporation ("Princor")*, the distributor of the Funds or through fee-based financial planners.
o Advisors Select shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (the services contract (or through execution of a service contract offered through an affiliate of The Principal)) if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.
o Advisors Preferred shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (the services contract (or through execution of a service contract offered through an affiliate of The Principal)) if the plan invests at least $10 million in the Principal Investors Fund.
For more information about Principal Investors Advantage, contact us at www.principal.com or call 1-800-547-7754.

* Principal Management Corporation, Invista, PCII, PCREI, BT and Princor are members of the Principal Financial Group.(R)

In the  description  for each Fund,  there is  important  information  about the
Fund's:

Primary investment strategy
This section summarizes how each Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

Each Fund, except the LifeTime Funds, is designed to be a portion of an investor's portfolio. None (except the LifeTime Funds) is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Annual operating expenses
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.

Day-to-day Fund management
The investment professionals who manage the assets of each Fund are listed with each Fund. Backed by their staffs of experienced securities analysts, they provide the Funds with professional investment management.

Fund performance
Because the Funds are new and have not completed a full calendar year of operations, performance information for the Funds is not included in this Prospectus. To obtain performance information for a Fund after its first full calendar quarter of operations, contact us at www.principal.com or call 1-800-547-7754. Remember that a Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Call the Principal Investors Fund (1-800-547-7754) to get the current 7-day yield for the Money Market Fund.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.


HIGH QUALITY SHORT-TERM BOND FUND The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in high quality, short-term fixed-income securities with a dollar weighted average maturity of four years or less. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o debt securities of U.S. issuers rated in the three highest grades by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect PCII's judgment regarding the likelihood of the security being called or prepaid.

The average portfolio duration of the Fund normally is less than three years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

     This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select          _.__%*
     Advisors Preferred_.__*

                                             Past One Past FivePast Ten
                                               Year     Years   Years

Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index     __.__% __.__% __.__%
Morningstar Short-Term Bond Category                   __.__  __.__  __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                       1 Year    3 Years

 Advisors Select Class   $117     $365

 Advisors Preferred Class  99      309


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.15%       0.97%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)

                    Co-Manager:  Daniel  J.  Garrett,  CFA.  Mr.  Garrett  is  a
                    portfolio manager for PCII. He joined the Principal Financial Group in 1985 as a commercial mortgage analyst and was named to his current position in 1998. Mr. Garrett received his Master's degree in Business and his Bachelor's degree in Computer Information Systems and Finance from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: Martin J. Schafer. Mr. Schafer is a portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Main Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, PCII, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940 ("1940 Act"), as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
o    to take advantage of market variations;
o    to generate cash to cover sales of Fund shares by its shareholders; or
o    upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The Fund does have an ability to borrow money to cover the sale of Fund shares. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
o securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
o securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
o    bank obligations including:
     o certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or
     o bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
o commercial paper, which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
o corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
o repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
o taxable municipal obligations, which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Money Market Fund are Eurodollar and Yankee obligations, which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Fund's Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issue undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

Main Risks
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns of the period ending December 31, 2000

     This section shows how the Fund's average annual returns over the periods indicated.

                          Since
         Class          Inception

     Advisors Select         __.__%*
     Advisors Preferred      __.__*

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.



                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                          1 Year    3 Years

    Advisors Select Class   $117     $365

    Advisors Preferred Class  99      309


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.15%       0.97%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Alice Robertson. Ms. Roberston is a trader for PCII on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

Since December, 2000
(Fund's inception)
                    Co-Manager:   Michael  R.  Johnson.   Mr.  Johnson   directs
                    securities trading for PCII. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal Capital Income Investors and several short-term money market accounts. He earned his Bachelor's degree in Finance from Iowa State University.



BOND & MORTGAGE SECURITIES FUND The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                              Past One Past FivePast Ten
                                                Year     Years   Years

 Lehman Brothers Aggregate Bond Index          __.__%   __.__%   __.__%
 Morningstar Intermediate-Term Bond Category   __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year    3 Years

      Advisors Select Class   $132     $412

      Advisors Preferred Class 114      356


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.55%       0.55%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.30%       1.12%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Lisa A. Stange, CFA. As Portfolio Manager for PCII, Ms. Stange manages over $3 billion in fixed-income portfolios invested in public and private corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and commercial real estate mortgages. Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: William C. Armstrong, CFA. Mr. Armstrong leads the multi-sector/core portfolio management group for PCIIs' stable value division. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



GOVERNMENT SECURITIES FUND The Fund seeks to provide current income.

Main Strategies
The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, PCII, to be of equivalent quality.

The Fund relies on the professional judgment of PCII to make decisions about the Fund's portfolio securities. The basic investment philosophy of PCII is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when PCII believes they no longer represent good long-term value.

The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

Main Risks
Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.

U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select          _.__%*
     Advisors Preferred_.__*

                                                  Past One Past Five  Past Ten
                                                    Year     Years     Years

 Lehman Brothers Mortgage-Backed Securities Index   __.__%   __.__%    __.__%
 Morningstar Intermediate Government Category       __.__    __.__     __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $117     $365

       Advisors Preferred Class  99      309


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.15%       0.97%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Martin J. Schafer. Mr. Schafer is a portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

Since December, 2000
(Fund's inception)
                    Co-Manager: Kelly R. Alexander. Ms. Alexander shares management responsibility for nine fixed-income portfolios at PCII, with combined assets of more than $4 billion. Before assuming her current position, she had similar responsibilities with Invista from 1992 to 2000. She joined the Principal Financial Group in 1983 to develop the mortgage-backed securities trading department. Her experience includes hedging, securitization, product development and portfolio management as well as the risk management of a $1.5 billion residential mortgage pipeline.


HIGH  QUALITY  INTERMEDIATE-TERM  BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                             Past One Past Five  Past Ten
                                               Year     Years     Years

Lehman Brothers Aggregate Bond Index          __.__%   __.__%     __.__%
Morningstar Intermediate-Term Bond Category   __.__    __.__      __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $117     $365

       Advisors Preferred Class  99      309







                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Kevin W. Croft, CFA. As a portfolio manager for PCII, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: Martin J. Schafer. Mr. Schafer is a portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally is greater than six years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:



      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     __.__%*
     Advisors Preferred  __.__*

                                               Past One Past FivePast Ten
                                                 Year     Years   Years

Lehman Brothers Long Term Gov't./Corporate
  Bond Index                                    __.__%   __.__%   __.__%
Morningstar Long-Term Bond Category             __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Advisors Select Class   $117     $365

         Advisors Preferred Class  99      309







                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Kevin W. Croft, CFA. As a portfolio manager for PCII, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: Martin J. Schafer. Mr. Schafer is a portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

Main Strategies
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

PCII serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when PCII thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                        Past One Past FivePast Ten
                                          Year     Years   Years

Lehman Brothers Aggregate Bond Index     __.__%   __.__%   __.__%
Morningstar Domestic Hybrid Category     __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year    3 Years

      Advisors Select Class   $127     $397

      Advisors Preferred Class 109      340


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.50%       0.50%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.25%       1.07%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: William C. Armstrong, CFA. Mr. Armstrong leads the multi-sector/core portfolio management group for PCII's stable value division. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: Judith A. Vogel, CFA. Ms. Vogel is a portfolio manager for domestic core and balanced portfolios. Ms. Vogel joined the Principal Financial Group in 1982 as a strategist and was one of Invista's founding members in 1985. She earned her Bachelor's degree in Business Administration from Central College. She has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: Mary Sunderland, CFA. Ms. Sunderland manages the large-cap growth portfolios for Invista. She joined Invista in early 2000 following a 10-year career with Skandia Asset Management where she directed their more than $2.5 billion U.S. Equity Large Cap Growth portfolios and U.S. Technology portfolios. Ms. Sunderland earned her MBA from the Columbia University Graduate School of Business and her Bachelor's degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.



LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     __.__%*
     Advisors Preferred  __.__*

                                          Past One Past FivePast Ten
                                            Year     Years   Years

S&P 500 Index                              __.__%    __.__%   __.__%
Morningstar LargeCap Blend Category        __.__     __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $122     $381

       Advisors Preferred Class 104      325


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.45%       0.45%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.20%       1.02%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Scott Opsal, CFA. Scott is the Chief Investment Officer for Invista and has directed the international equities group since 1993. He sits on the firm's Board of Directors, is a member of the Iowa Society of Financial Analysts and is a Research Director of the Financial Markets Institute at the University of Iowa. Scott joined Principal in 1983 and was one of Invista's founders in 1985. He received a Master's degree from the University of Minnesota and a Bachelor's degree from Drake University, where he is a visiting instructor in the Finance Department. He has earned the right to use the Chartered Financial Analyst designation.



LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital

Main Strategies
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.

Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     __.__%*
     Advisors Preferred  __.__*

                                           Past One Past FivePast Ten
                                             Year     Years   Years

 S&P/BARRA 500 Growth Index                 __.__%   __.__%   __.__%
 Morningstar LargeCap Growth Category       __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                           1 Year    3 Years

     Advisors Select Class   $132     $412

     Advisors Preferred Class 114      356


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.55%       0.55%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.30%       1.12%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Mary Sunderland, CFA. Ms. Sunderland manages the large-cap growth portfolios for Invista. She joined Invista in early 2000 following a 10-year career with Skandia Asset Management where she directed their more than $2.5 billion U.S. Equity Large Cap Growth portfolios and U.S. Technology portfolios. Ms. Sunderland earned her MBA from the Columbia University Graduate School of Business and her Bachelor's degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.



LARGECAP S&P 500 INDEX FUND

The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means large companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the LargeCap S&P 500 Index Fund, Invista Capital Management, LLC or Principal Life Insurance Company.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                         Past One Past FivePast Ten
                                           Year     Years   Years

S&P 500 Growth Index                       __.__%   __.__%   __.__%
Morningstar LargeCap Blend Category        __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class    $92     $287

       Advisors Preferred Class  74      230


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.15%       0.15%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.90%       0.72%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Robert Baur, Ph.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

Since December, 2000
(Fund's inception)
                    Co-Manager: Rhonda VanderBeek. Ms. Vander Beek directs trading operations for Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.



LARGECAP VALUE FUND

The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. The Fund is managed with bottom-up fundamental stock selection discipline that focuses on four key elements:
o    Determination that a stock is selling below its fair market value;
o    Early recognition of changes in a company's underlying fundamentals;
o    Evaluation of the sustainability of fundamental changes; and
o By monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.
The Fund's performance is driven by fundamental stock selection skills that utilize a systematic investment process designed to identify a superior pool of stocks to analyze.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     __.__%*
     Advisors Preferred  __.__*

                                          Past One Past FivePast Ten
                                            Year     Years   Years

S&P/BARRA 500 Value Index                  __.__%   __.__%   __.__%
Morningstar LargeCap Value Category        __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $122     $381

       Advisors Preferred Class 104      325


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.45%       0.45%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.20%       1.02%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's Inception)
                    John Pihlblad, CFA. Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



MIDCAP VALUE FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     __.__%*
     Advisors Preferred  __.__*

                                           Past One Past FivePast Ten
                                             Year     Years   Years

 S&P/BARRA 400 Value Index                  __.__%    __.__%   __.__%
 Morningstar MidCap Value Category          __.__     __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Advisors Select Class   $143     $443

         Advisors Preferred Class 124      387


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.65%       0.65%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   1.40%       1.22%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Catherine A. Zaharis, CFA. Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


PARTNERS LARGECAP BLEND FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with large market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Federated, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.

Using its own quantitative process, Federated rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk which is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                          Past One Past FivePast Ten
                                            Year     Years   Years

 S&P 500 Index                              __.__%   __.__%   __.__%
 Morningstar LargeCap Blend Category        __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year    3 Years

          Advisors Select Class   $153     $474

          Advisors Preferred Class 134      418


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.50%       1.32%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: James E. Grefenstette, CFA. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager and a Vice President of Federated Investment Management Company since 1996. From 1994 until 1996, Mr. Grefenstette was a Portfolio Manager and an Assistant Vice President of Federated Investment Management Company. Mr. Grefenstette received his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: J. Thomas Madden, CFA. Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated Investment Management Company since 1994. Mr. Madden served as a Senior Vice President of Federated Investment Management Company from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: Bernard J. Picchi, CFA. Mr. Picchi joined Federated in 1999 as a Senior Vice President/Director of U.S. Equity Research for Federated Investment Management Company. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: David P. Gilmore. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his M.B.A. from the University of Virginia and has a B.S. from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.


PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The Fund will invest primarily in companies with market capitalizations of $10 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. Markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                          Past One Past FivePast Ten
                                            Year     Years   Years

 S&P 500 Index                              __.__%   __.__%   __.__%
 Morningstar LargeCap Growth Category       __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Advisors Select Class   $153     $474

         Advisors Preferred Class 134      418


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.50%       1.32%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: William S. Auslander, Principal of Morgan Stanley & Co. Incorporated and Morgan Stanley Dean Witter Investment Management Inc. Mr. Auslander joined Morgan Stanley in 1995 as an Equity Analyst and currently is a Portfolio Manager in Morgan Stanley's Institutional Equity Group. Prior thereto, he was an Equity Analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.

Since December, 2000
(Fund's inception)
                    Co-Manager: Philip W. Friedman, Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Dean Witter Investment Management Inc. He was a member of Morgan Stanley & Co. Incorporated's Equity Research team (1990-1995) before becoming Director of North America Research (1995-1997). Currently Mr. Friedman is head of Morgan Stanley's Institutional Equity Group. He holds a BA from Rutgers University and an MBA from the J.L. Kellogg School of Management at Northwestern University.

PARTNERS LARGECAP GROWTH FUND II

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                          Past One Past FivePast Ten
                                            Year     Years   Years

 Russell 1000 Growth Index                  __.__%   __.__%   __.__%
 Morningstar LargeCap Growth Category       __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year    3 Years

          Advisors Select Class   $178     $551

          Advisors Preferred Class 160      496


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Gregory Woodhams, CFA. Mr. Woodhams is a Vice President and Portfolio Manager for American Century Investments, Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: C. Kim Goodwin. Ms. Goodwin was named Co-Chief Investment Officer for American Century's domestic growth equity discipline in 2000. Previously she was Senior Vice President and Senior Portfolio Manager and has been a member of the team that manages Growth since joining American Century in 1997. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from 1996 to 1997, and Vice President and Portfolio Manager at Prudential Investments from 1993 to 1996. Ms. Goodwin holds a Bachelor of Arts Degree from Princeton University, an MBA in Finance and a Master's Degree in Public Affairs from the University of Texas.

Since December, 2000
(Fund's inception)
                    Co-Manager: Prescott LeGard, CFA. Mr. LeGard is a Portfolio Manager for American Century Investments. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.


PARTNERS LARGECAP VALUE FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
o exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
o can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
o    appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                         Past One Past FivePast Ten
                                           Year     Years   Years

Russell 1000 Value Index                   __.__%   __.__%   __.__%
Morningstar LargeCap Value Category        __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year    3 Years

          Advisors Select Class   $178     $551

          Advisors Preferred Class 139      434


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.80%       0.80%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.55%       1.37%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Marilyn G. Fedak. Ms. Fedak, Chief Investment Officer of U.S. Value Equities and Chairman of the U.S. Equity Investment Policy Group of the Bernstein Investment Research and Management unit of Alliance Capital Management L.P. ("Alliance") since October 2000 and prior to that at Sanford C. Bernstein & Co., Inc. ("SCB Inc.") since 1993. She joined SCB Inc. in 1984 and has managed portfolio investments since 1976. She has a BA from Smith College and an MBA from Harvard Business School.

Since December, 2000
(Fund's inception)
                    Co-Manager: Steven Pisarkiewicz. Mr. Pisarkiewicz has been with Alliance since October 2000 and prior to that with SCB Inc. since 1989 and has been Senior Portfolio Manager since 1997. He holds a BS from the University of Missouri and an MBA from the University of California at Berkeley.



PARTNERS MIDCAP VALUE FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Account invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. The Fund may continue to hold or add to a position in a stock after it has grown beyond $10 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
o strong fundamentals, such as a company's financial, operational and competitive positions;
o    consistent cash flow; and
o    a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.

This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. It is anticipated that the annual portfolio turnover rate may be greater than 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is  generally a suitable  investment  if  investors  seeking  long-term
growth  and  willing  to  accept   short-term   fluctuations  in  the  value  of
investments.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                         Past One Past FivePast Ten
                                           Year     Years   Years

Russell MidCap Value Index                 __.__%   __.__%   __.__%
Morningstar MidCap Value Category          __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year    3 Years

          Advisors Select Class   $178     $551

          Advisors Preferred Class 160      496


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Robert I. Gendelman, Managing Director and Portfolio Manager, Neuberger Berman Management, Inc., since 1994. He holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.


REAL ESTATE FUND

The Fund seeks to generate a total return.

Main Strategies
The Fund invests primarily in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code ("Code"). REITs are characterized as:
o equity REITs, which primarily own property and generate revenue from rental income;
o    mortgage REITs, which invest in real estate mortgages; and
o hybrid REITs, which combine the characteristics of both equity and mortgage REITs. In selecting securities for the Fund, the Sub-Advisor, PCREI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.

Main Risks
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
o    declines in the value of real estate
o    risks related to general and local economic conditions
o    dependency on management skills
o    heavy cash flow dependency
o    possible lack of available mortgage funds
o    overbuilding
o    extended vacancies in properties
o    increases in property taxes and operating expenses
o    changes in zoning laws
o    expenses incurred in the cleanup of environmental problems
o    casualty or condemnation losses
o    changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
o    are dependent upon management skills and might not be diversified;
o    are subject to cash flow dependency and defaults by borrowers; and
o    could fail to qualify for tax-free pass-through of income under the Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investor Profile
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and are willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                             Past One Past FivePast Ten
                                               Year     Years   Years

Morgan Stanley REIT Index                  __.__%   __.__%   __.__%
Morningstar ___________ Category           __.__    __.__    __.__


* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year    3 Years

          Advisors Select Class   $163     $505

          Advisors Preferred Class 145      449


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.85%       0.85%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.60%       1.42%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Kelly D. Rush, CFA. Mr. Rush directs the Real Estate Investment Trust (REIT) activity for PCREI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                         Past One Past FivePast Ten
                                           Year     Years   Years

S&P MidCap 400 Index                       __.__%   __.__%   __.__%
Morningstar MidCap Blend Category          __.__    __.__    __.__


* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year    3 Years

      Advisors Select Class   $143     $443

      Advisors Preferred Class 124      387


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.65%       0.65%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.40%       1.22%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    K. William Nolin, CFA. Mr. Nolin has managed the domestic mid-cap products since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                          Past One Past FivePast Ten
                                            Year     Years   Years

 Russell MidCap Growth Index                __.__%   __.__%   __.__%
 Morningstar MidCap Growth Category         __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                           1 Year    3 Years

     Advisors Select Class   $143     $443

     Advisors Preferred Class 124      387


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.65%       0.65%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.40%       1.22%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    John F. McClain. Mr. McClain is a portfolio manager for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.



MIDCAP S&P 400 INDEX FUND

The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the MidCap S&P 400 Index Fund, Invista Capital Management LLC or Principal Life Insurance Company.



Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                         Past One Past FivePast Ten
                                           Year     Years   Years

Russell MidCap Growth Index                __.__%   __.__%   __.__%
Morningstar MidCap Growth Category         __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Advisors Select Class    $92     $287

         Advisors Preferred Class  74      230


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.15%       0.15%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.90%       0.72%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Robert Baur, Ph.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

Since December, 2000
(Fund's inception)
                    Co-Manager: Rhonda VanderBeek. Ms. Vander Beek directs trading operations for Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.


PARTNERS MIDCAP BLEND FUND The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total market value of a company's outstanding stock.

Morgan Stanley, the Sub-Advisor, assigns each member of the portfolio management team to specific "value" or "growth" sectors and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund's overall sector allocation is driven by bottom-up stock selection. Morgan Stanley seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.

Value Investing - Morgan Stanley analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. Morgan Stanley determines value using a variety of measures, including stock price/earnings and stock price/book ratios. Value stocks generally pay dividends, but Morgan Stanley may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, Morgan Stanley considers factors such as high valuation relative to other investment opportunities.

Growth Investing - Morgan Stanley focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, Morgan Stanley emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. Morgan Stanley anticipates that the Fund will invest in a relatively limited number of companies, although it continuously monitors up to 250 companies for possible investment. In determing whether securities should be sold, Morgan Stanley considers factors such as deteriorating short or long-term earnings growth projections.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.


Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year    3 Years

      Advisors Select Class   $117     $365

      Advisors Preferred Class  99      309


                            Fund Operating Expenses*


                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ___________, 2000
(Fund's inception)



PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                          Past One Past FivePast Ten
                                            Year     Years   Years

 Russell MidCap Growth Index                __.__%   __.__%   __.__%
 Morningstar MidCap Growth Category         __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $178     $551

       Advisors Preferred Class 160      496


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Robert E. Turner, CFA. Mr. Turner, Chairman and Chief Investment Officer, founded Turner Investment Partners, Inc. in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has 17 years of investment experience. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: Christopher K. McHugh. Mr. McHugh joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia College of Textiles and Science and an MBA in Finance from St. Joseph's University.

Since December, 2000
(Fund's inception)
                    Co-Manager: William C. McVail. Mr. McVail, Senior Equity Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has 12 years of investment experience.




PARTNERS  SMALLCAP  GROWTH  FUND I
The Fund seeks long-term growth of capital.

Main Strategies
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

Through active trading, the Fund may have a high portfolio turnover rate. High turnover rates can mean higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     __.__%*
     Advisors Preferred  __.__*

                                          Past One Past FivePast Ten
                                            Year     Years   Years

Russell 2000 Growth Index                  __.__%   __.__%   __.__%
Morningstar SmallCap Growth Category       __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                           1 Year    3 Years

     Advisors Select Class   $188     $562

     Advisors Preferred Class 170      526


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.10%       1.10%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.85%       1.67%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Michael F. Malouf. Mr. Malouf is a Vice President of Neuberger Berman Management and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.

Since December, 2000
(Fund's inception)
                    Co-Manager: Jennifer K. Silver. Ms. Silver is a Vice President of Neuberger Berman Management and Managing Director of Neuberger Berman, LLC. Ms. Silver has been
                    Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.




PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with small market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Using its own quantitative process, the Sub-Advisor, Federated, rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.

The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Federated may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.


                         Since
          Class        Inception

     Advisors Select     __.__%*
     Advisors Preferred  __.__*

                                      Past One Past Five Past Ten
                                        Year     Years     Years

S&P/BARRA 600 Growth Index              __.__%    __.__%   __.__%
Morningstar SmallCap Growth Category    __.__     __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Advisors Select Class   $178     $551

         Advisors Preferred Class 160      496


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Keith J. Sabol, CFA. Mr. Sabol joined Federated in 1994. He has been a Porfolio Manager since 1996 and served as an Assistant Vice President of Federated Investment Management Company from 1997 to 1998. He has been a Vice President of Federated Investment Management Company since 1998. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for Federated Investment Management Company from 1994 to 1996. Mr. Sabol earned his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: Aash M. Shah, CFA. Mr. Shah joined Federated in 1993 and has been a Portfolio Manager and a Vice President of Federated Investment Management Company since 1997. Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of Federated Investment Management Company from 1995 through 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Accounting. He has earned the right to use the Chartered Financial Analyst designation.

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.

In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $117     $365

       Advisors Preferred Class  99      309


                            Fund Operating Expenses*


                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*.......................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _________, 2001
(Fund's inception)
                    Co-Manager: Coleman M. Brandt, Vice Chairman, Ark Asset Management Co., Inc. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President for Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia College of Textile and Science.

Since __________, 2001
(Fund's inception)
                    Co-Manager: William G. Charcalis, Managing Director, Ark Asset Management Co., Inc. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward looking rates of return.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                          Past One Past FivePast Ten
                                            Year     Years   Years

 Russell 2000 Index                         __.__%   __.__%   __.__%
 Morningstar SmallCap Blend Category        __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year    3 Years

          Advisors Select Class   $153     $474

          Advisors Preferred Class 134      418


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses........................   0.38        0.26

         Total Fund Operating Expenses   1.50%       1.32%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Tom Morabito, CFA. Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. Since 1994, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his Bachelor's degree in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: Michael L. Johnson. Mr. Johnson is a portfolio manager of Invista. He performs security analysis and strategy development for the firm's growth equity research effort. Mr. Johnson specializes in the capital goods, health care and technology sectors. He joined Invista in 1992. He received his MBA from Drake University and his Bachelor's degree in business administration and finance from the University of Nebraska. He has earned the right to use the Chartered Financial Analyst designation.


SMALLCAP GROWTH FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                         Past One Past FivePast Ten
                                           Year     Years   Years

Russell 2000 Growth Index                  __.__%   __.__%   __.__%
Morningstar SmallCap Growth Category       __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Advisors Select Class   $153     $474

         Advisors Preferred Class 134      418


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses........................   0.38        0.26

         Total Fund Operating Expenses   1.50%       1.32%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    John F. McClain. Mr. McClain is a portfolio manager for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.



SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility (wide, rapid fluctuations), which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the SmallCap S&P 600 Index Fund, Invista Capital Management, LLC or Principal Life Insurance Company.



Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     __.__%*
     Advisors Preferred  __.__*

                                           Past One Past FivePast Ten
                                             Year     Years   Years

 S&P SmallCap 600 Index                     __.__%   __.__%   __.__%
 Morningstar SmallCap Blend Category        __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year    3 Years

          Advisors Select Class    $92     $287

          Advisors Preferred Class  74      230


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.15%       0.15%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   0.90%       0.72%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Robert Baur, Ph.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

Since December, 2000
(Fund's inception)
                    Co-Manager: Rhonda VanderBeek. Ms. Vander Beek directs trading operations for Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.



SMALLCAP VALUE FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. Up to 25% of Fund assets may be invested in foreign securities.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                          Past One Past FivePast Ten
                                            Year     Years   Years

 Russell 2000 Value Index                   __.__%   __.__%   __.__%
 Morningstar SmallCap Value Category        __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Advisors Select Class   $153     $474

         Advisors Preferred Class 134      418


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   1.50%       1.32%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09



                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Tom Morabito, CFA. Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. Since 1994, Mr. Morabito was a manager for Invesco Management & Research. He received his MBA in Finance from Northeastern University and his Bachelor's degree in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.




TECHNOLOGY FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions . In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     __.__%*
     Advisors Preferred  __.__*

                                           Past One Past FivePast Ten
                                             Year     Years   Years

 MSCI ________ Index                        __.__%   __.__%   __.__%
 Morningstar Technology Category            __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $178     $551

       Advisors Preferred Class 160      496


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09





                           Day-to-day Fund Management

since December, 2000
(Fund's inception)
                    David Mills is Executive Vice President of BT and serves as its head of U.S. Equities. He joined BT's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by BT.



EUROPEAN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT, having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in European securities. These include securities of:
o    companies organized under the laws of European countries;
o companies for which the principal securities trading market is in a European country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o    quality of the company;
     o    nature of its management;
     o    nature of its industry competition; and
     o    business valuation - the true "business value" of the company;
o    maintaining global coverage within the universe of investment choices;  and
o    maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.



Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                         Past One Past FivePast Ten
                                           Year     Years   Years

MSCI Europe (15) Index - ND                __.__%  __.__%    __.__%
Morningstar Europe Category                __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year    3 Years

        Advisors Select Class   $178     $551

        Advisors Preferred Class 160      496


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Crispin Murray, Executive Vice President of BT. Mr. Murray joined BT in April 1994 as an Investment Analyst focusing on European equities. His coverage included telecom, technology, bank and media stocks. In December 1997, he took responsibility for a number of the specialist European fund mandates. In April 1998, he became Head of European Equities. Prior to joining BT, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond and currency analyst. He received an Honours degree in Economics & Human Geography from Reading University in the UK.



INTERNATIONAL EMERGING MARKETS FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
o companies with their principal place of business or principal office in emerging market countries;
o companies for which the principal securities trading market is an emerging market country; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.




Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                                   Past One Past FivePast Ten
                                                     Year     Years   Years

 MSCI - Emerging Markets Free Index - ID            __.__%    __.__%   __.__%
 Morningstar Diversified Emerging Market Category   __.__     __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $213     $658

       Advisors Preferred Class 195      603


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.35%       1.35%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   2.10%       1.92%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.


INTERNATIONAL FUND I

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia
(Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.



Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     __.__%*
     Advisors Preferred  __.__*

                                                  Past One Past FivePast Ten
                                                    Year     Years   Years

MSCI EAFE (Europe, Australia, Far East) Index - ND __.__%   __.__%   __.__%
Morningstar Foreign Category                       __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

         Advisors Select Class   $168     $520

         Advisors Preferred Class 150      465


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.90%       0.90%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.65%       1.47%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.


INTERNATIONAL FUND II

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
o companies with their principal place of business or principal offices outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.




Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


                           Day-to-day Fund Management

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                                Past One Past FivePast Ten
                                                  Year     Years   Years

MSCI EAFE (Europe, Australia, Far East) Index - ND __.__%   __.__%   __.__%
Morningstar Foreign Category                       __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year    3 Years

   Advisors Select Class   $178     $551

   Advisors Preferred Class 160      496


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*.......................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09





                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Christopher Selth, Executive Vice President of BT, was appointed its head of International Equities in 1998 and its joint head of Equities in 1999. He joined BT in 1987 as an Investment Analyst in the retail unit trust group. In 1988, he was assigned the responsibility to cover European equities. Mr. Selth was given responsibility for the European component of all retail unit trusts in March 1994. Since November 1996, he has been responsible for institutional and retail European investments, supervising all European activities, and the European funds management group. Prior to joining BT, Mr. Selth worked with QBE Insurance Limited in investment management as an assistant to the Group Treasurer. He holds a Bachelor's degree in Economics (Honours) from the University of Sydney.


INTERNATIONAL SMALLCAP FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


      Average annual total returns for the period ending December 31, 2000

     This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select     __.__%*
     Advisors Preferred  __.__*

                                                 Past One Past FivePast Ten
                                                   Year     Years   Years

MSCI EAFE (Europe, Australia, Far East) Index - ND __.__%   __.__%   __.__%
Morningstar Foreign Category                       __.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year    3 Years

       Advisors Select Class   $198     $612

       Advisors Preferred Class 180      557


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.20%       1.20%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.95%       1.77%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Darren K. Sleister, CFA. Mr. Sleister is a portfolio manager specializing in the management of international equity portfolios. Mr. Sleister joined Invista in 1993. He received his MBA in Investment and Corporate Finances from the
                    University of Iowa and his Bachelor's degree in Communications from Central College. He has earned the right to use the Chartered Financial Analyst designation.



PACIFIC BASIN FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
o    companies organized under the laws of Pacific Basin countries;
o companies for which the principal securities trading market is in a Pacific Basin country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.

The global equity investment philosophy of BT, the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o   quality of the company;
     o   nature of its management;
     o   nature of its industry competition; and
     o  business  valuation  - the  true  "business  value"  of the  company;
o    maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.



Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

     Advisors Select      __.__%*
     Advisors Preferred   __.__*

                                          Past One Past FivePast Ten
                                            Year     Years   Years

 MSCI Pacific Index - ND                      __.__%   __.__%   __.__%
 Morningstar Diversified Pacific/Asia Category__.__    __.__    __.__

* Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year    3 Years

      Advisors Select Class   $178     $551

      Advisors Preferred Class 160      496


                             Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since  December,  2000
(Fund's  inception)
                    Dean Cashman is Executive Vice President of BT and serves as head of Japanese equities. He joined BT in January 1988, initially involved in the liquids and fixed interest group, but moved to the European equity group in late 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.


LIFETIME 2010 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010. Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year    3 Years

  Advisors Select Class

  Advisors Preferred Class


                             Fund Operating Expenses


     Management Fees..................   0.1225%

         Total Fund Operating Expenses   0.1225%



                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky joined Invista Capital Management in 1997. He is reponsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Previously, he was a relationship manager at Invista with responsibility for investment communication, relationship development and investor education. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: Douglas R. Ramsey, CFA. Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr.Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.


LIFETIME 2020 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020. Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year    3 Years

  Advisors Select Class

  Advisors Preferred Class


                             Fund Operating Expenses


     Management Fees..................   0.1225%

         Total Fund Operating Expenses   0.1225%



                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky joined Invista Capital Management in 1997. He is reponsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Previously, he was a relationship manager at Invista with responsibility for investment communication, relationship development and investor education. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: Douglas R. Ramsey, CFA. Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr.Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.


LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                        1 Year    3 Years

 Advisors Select Class

 Advisors Preferred Class


                             Fund Operating Expenses


     Management Fees..................   0.1225%

         Total Fund Operating Expenses   0.1225%



                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky joined Invista Capital Management in 1997. He is reponsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Previously, he was a relationship manager at Invista with responsibility for investment communication, relationship development and investor education. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: Douglas R. Ramsey, CFA. Mr. Ramsey joined Invista in 1997. As portfolio manager, he (Fund's inception) provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr.Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.


LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040. Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                   1 Year    3 Years

 Advisors Select Class

 Advisors Preferred Class


                             Fund Operating Expenses


     Management Fees..................   0.1225%

         Total Fund Operating Expenses   0.1225%


                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky joined Invista Capital Management in 1997. He is reponsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Previously, he was a relationship manager at Invista with responsibility for investment communication, relationship development and investor education. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: Douglas R. Ramsey, CFA. Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr.Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.

LIFETIME 2050 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Income Fund. At that time, the Fund may be combined with the LifeTime Income Fund, without a vote of shareholders. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year    3 Years

 Advisors Select Class

 Advisors Preferred Class


                             Fund Operating Expenses


     Management Fees..................   0.1225%

         Total Fund Operating Expenses   0.1225%


                           Day-to-day Fund Management


Since December, 2000
(Fund's inception)
                    Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky joined Invista Capital Management in 1997. He is reponsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Previously, he was a relationship manager at Invista with responsibility for investment communication, relationship development and investor education. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: Douglas R. Ramsey, CFA. Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr.Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.

LIFETIME STRATEGIC INCOME FUND

The Fund seeks high current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The Fund allocates its assets in the underlying funds using a moderate allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors in retirement.

Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                 1 Year    3 Years

  Advisors Select Class

  Advisors Preferred Class


                             Fund Operating Expenses


     Management Fees..................   0.1225%

         Total Fund Operating Expenses   0.1225%



                           Day-to-day Fund Management

Since December, 2000
(Fund's inception)
                    Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky joined Invista Capital Management in 1997. He is reponsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Previously, he was a relationship manager at Invista with responsibility for investment communication, relationship development and investor education. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000
(Fund's inception)
                    Co-Manager: Douglas R. Ramsey, CFA. Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr.Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.

THE COSTS OF INVESTING

Fees and Expenses of the Funds
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

Ongoing Fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each LifeTime Fund pays a management fee to the Manager. In addition, each LifeTime Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Advisors Select class shares of each LifeTime Fund invests in the Advisors Select class shares of the underlying funds. Similarly, the Advisors Preferred class of the LifeTime Fund invests in the Advisors Preferred class of the underlying funds. The investment return of each LifeTime Fund is net of the underlying funds' expenses.

Each of the other Funds pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
o Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
o Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Advisors Select and Advisors Preferred share classes. These ongoing fees pay distribution expenses for the sale of Fund shares by Princor and other selling dealers. Under the plan, each of those classes of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. Over time, these fees may exceed other types of sales charges.
o Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders.
o Administrative Service Fee - The Manager has entered into an Administrative Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
o Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

Conversion Features
Principal Investors Fund will:
o convert all Advisors Select shares held by a plan to Advisors Preferred shares if the aggregate value of the shares exceeds $10 million on the annual determination date (which shall be the 75th day (or prior business day) before the plan year-end);
o convert all Advisors Preferred shares held by a plan to Advisors Select shares if the aggregate value of the shares is less than $8 million on the annual determination date;
o effect the conversion on the basis of relative net assets of the two classes without any charge; and
o make the conversion effective on the 30th day (or next business day) after the annual determination date.


CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The information in this section does not directly apply to the LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Risks of High Yield Securities
The Balanced and Bond & Mortgage Securities Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Derivatives
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipated;
o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
o    the counterparty may fail to perform its obligations.

Foreign Securities
Each of the following Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
o companies with their principal place of business or principal office outside the U.S.; and
o companies for which the principal securities trading market is outside the U.S.

The European Equity, International I, International II, International Emerging Markets, International SmallCap, Pacific Basin and Technology Funds each may invest up to 100% of its assets in foreign securities. Each of the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may invest in foreign securities to the extent that its relevant index is so invested. The other Funds (except Government Securities) may each invest up to 25% of its assets in foreign securities.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
o    increased social, political and economic instability;
o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
o    relatively new capital market structure or market-oriented economy;
o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objective.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. No turnover rates are calculated for the other Funds as they have been in existence for less than six months.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
The Manager
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of Advisors Select, Advisors Preferred, Select and Preferred Fund classes of shares. The Fund and the Manager have entered into a Portfolio Accounting
Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $___ billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisors
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

Funds: Balanced (equity securities portion), International I, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, LifeTime 2010, LifeTime 2020, LifeTime 2030, LifeTime 2040, LifeTime 2050, LifeTime Strategic Income, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value

Sub-Advisor:        Invista Capital  Management,  LLC  ("Invista"),  an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including
                    Principal Life.  Assets under  management as of December 31,
                    2000, were approximately $____ billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Funds: Balanced (fixed-income portion), Bond & Mortgage Securities, Government Securities, High Quality Short-Term Bond, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and Money Market

Sub-Advisor:        Principal  Capital  Income  Investors,   LLC  ("PCII"),   an
                    indirect wholly-owned subsidiary of Principal Life Insurance
                    Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $____ billion. PCII's address is 1800 Hub Tower, 699 Walnut, Des
                    Moines, Iowa 50309.

Fund:               Real Estate

Sub-Advisor:        Principal Capital Real Estate Investors,  LLC ("PCREI"),  an
                    indirect wholly-owned subsidiary of Principal Life Insurance
                    Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $____ billion. PCREI's address is 1800 Hub Tower, 699 Walnut, Des
                    Moines, Iowa 50309.

Funds:              European, International II, Pacific Basin and Technology

Sub-Advisor:        BT Funds  Management  (International)  Limited  ("BT")  is a
                    related company of BT Funds Management  Limited ("BTFM") and a member of the Principal  Financial  Group.  Its address is
                    The  Chifley  Tower,  2  Chifley  Square,  Sydney  NSW  2000
                    Australia. As of December 31,2000, BT, together with BTFM, had approximately $____ billion under management.

Funds:              Partners LargeCap Growth I and Partners MidCap Blend

Sub-Advisor:        Morgan Stanley Asset  Management  ("Morgan  Stanley"),  with principal offices at 1221 Avenue of the Americas,  New York,
                    NY 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio  management services to customers in the U.S. and abroad.  As of  ______________,
                    2000,   Morgan   Stanley,   together  with  its   affiliated
                    institutional    asset   management    companies,    managed
                    investments totaling approximately $_____ billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan
                    Stanley  Asset  Management  Inc.  changed its name to Morgan
                    Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name Morgan
                    Stanley Asset Management.

Fund:               Partners MidCap Growth

Sub-Advisor:        Turner Investment  Partners,  Inc. ("Turner") was founded in
                    1990. Its address is 1235 Westlake Drive, Suite 350, Berwyn,
                    PA 19312. As of December 31, 2000, Turner had discretionary management authority with respect to approximately $____ billion in assets.

Fund:               Partners LargeCap Value

Sub-Advisor:        Alliance Capital  Management L.P.  ("Alliance")  through its
                    Bernstein    Investment   Research   and   Management   unit
                    ("Bernstein").  As of December  31, 2000,  Alliance  managed
                    $___  billion in assets.  Bernstein  is located at 767 Fifth
                    Avenue,  New York,  NY 10153 and Alliance is located at 1345
                    Avenue of the Americas, New York, NY 10105.

Funds:              Partners MidCap Value and Partners SmallCap Growth I

Sub-Advisor:        Neuberger Berman Management Inc.  ("Neuberger Berman") is an
                    affiliate of Neuberger Berman, LLC. Neuberger Berman LLC is located at 605 Third Avenue, 2nd Floor, New York, NY
                    10158-0180. Together with Neuberger Berman, the firms manage more than $____ billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Funds:              Partners LargeCap Blend and Partners SmallCap Growth II

Sub-Advisor:        Federated Investment  Management Company  ("Federated") is a
                    registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955.
                    Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of
                    December 31, 2000, Federated managed $___ billion in assets.

Fund:               Partners LargeCap Growth II

Sub-Advisor:        American  Century  Investment  Management,  Inc.  ("American
                    Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS
                    64111. As of December 31, 2000, American Century managed over $_____ billion in assets.

Fund:               Partners SmallCap Value

Sub-Advisor:        Ark  Asset   Management   Co.,  Inc.  ("Ark  Asset")  is  an
                    independent, 100% employee owned investment management firm.
                    Ark Asset's  offices are  located at 125 Broad  Street,  New
                    York, New York 10004. As of December 31, 2000, Ark Asset managed $_______billions in assets.



Duties of Manager and Sub-Advisors
The Manager or Sub-Advisor provides the Board of Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policy and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor.

Principal Investors Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
o    hire one or more Sub-Advisors; o change Sub-Advisors; and
o    reallocate management fees between itself and Sub-Advisors.
The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated
Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved. The Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Blend Fund, Partners MidCap Growth Fund, Partners MidCap Value, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II and Partners SmallCap Value Fund have received the necessary shareholder approval and intend to rely on the order.

SHAREHOLDER INFORMATION

Pricing of Fund Shares
Each Fund's shares are bought and sold at the current NAV. The share price of each class of each Fund is calculated each day the New York Stock Exchange
(NYSE) is open. The NAV is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the NAV used to fill the order is the next price calculated after the order is received.

For all Funds except the Money Market Fund,  the NAV is calculated  by:
o    taking the current market value of the total assets of the Fund
o    subtracting liabilities of the Fund
o    dividing  the  remainder  proportionately  into the  classes  of the Fund
o    subtracting the liabilities of each class
o    dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.

NOTES:
o If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The European, International I, International II, International Emerging Markets, International SmallCap and Pacific Basin Funds each has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Purchase of Fund Shares
Shares may be purchased:
o    via the internet.
     o standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
     o    available 7 days a week (7 a.m. to 9 p.m. Central Time).
o    using a modem.
     o    plan contributions transferred electronically.
     o standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
     o    available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.

Redemption of Fund Shares
Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Exchange of Fund Shares
An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund, provided that:
o the class shares of such other Fund are available in the plan member's state of residence; and
o    shares of such other Fund are available through the plan.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.

Dividends and Distributions
The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond and LifeTime Strategic Income Funds pay most of their net dividend income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Money Market Fund) pay most of their net dividend income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is December 23 (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Money Market Fund.

Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.

Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.

A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

FUND ACCOUNT INFORMATION

Statements
Unless the plan elects to receive statements on a semiannual or annual basis, statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.

Minimum Account Balance
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Funds is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be mailed to the plan sponsor. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

Reservation of Rights
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements
Plans will receive annual financial statements for the Funds, examined by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.


                                   APPENDIX A



RELATED PERFORMANCE OF THE SUB-ADVISORS

The Funds started operation in December, 2000 and have no historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.

Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

Please note that 1999 was an exceptionally good year for the stocks of technology companies and mutual funds that invest in them. It should not be expected that those stocks and funds will perform as well every year. Stock prices can change unpredictably and, in fact, they may lose value in some years.


Appendix A

PERFORMANCE RESULTS - STABLE FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)

                                                            YTD    1 YR   3 YR    5 YR   10 YR
High Quality Short-Term Bond Fund Advisors Select*
High Quality Short-Term Bond Fund Advisors Preferred*
PCII High Quality Short-Term Bond Composite
   Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index
   Average Short-Term Bond Category (Morningstar)

                                                                                      Annual Performance
                                                                                    (year ended December 31)

                                                          2000     1999    1998   1997    1996    1995   1994    1993   1992    1991
High Quality Short-Term Bond Fund Advisors Select*
High Quality Short-Term Bond Fund Advisors Preferred*
PCII High Quality Short-Term Bond Composite                       1.05    6.79   6.64
   Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index             2.09    7.63   7.13    4.67   12.88  -0.72    7.10   6.83   13.17
   Average Short-Term Bond Category (Morningstar)                 2.12    6.28   6.51    4.35   11.48  -0.86    6.86   6.15   13.43

*Fund's inception 12/6/00.

PERFORMANCE RESULTS - CONSERVATIVE FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)

                                                            YTD    1 YR   3 YR    5 YR   10 YR
Bond & Mortgage Securities Fund Advisors Select*
Bond & Mortgage Securities Fund Advisors Preferred*
PCII Multi-Sector Composite
   Lehman Brothers Aggregate Bond Index
   Average Intermediate-Term Bond Category (Morningstar)

Government Securities Fund Advisors Select*
Government Securities Fund Advisors Preferred*
PCII Mortgage-Backed Broad Composite
   Lehman Brothers Mortgage Backed Securities Index
   Average Intermediate Government Category (Morningstar)

High Quality Intermediate-Term Bond Fund
   Advisors Select*
High Quality Intermediate-Term Bond Fund
   Advisors Preferred*
PCII High Quality Intermediate-Term Bond Composite
   Lehman Brothers Aggregate Bond Index
   Average Intermediate-Term Bond Category (Morningstar)

High Quality Long-Term Bond Fund Advisors Select*
High Quality Long-Term Bond Fund Advisors Preferred*
PCII High Quality Long-Term Bond Composite
   Lehman Brothers Long Term Gov't./Corporate Bond Index
   Average Long-Term Bond Category (Morningstar)


                                                                                      Annual Performance
                                                                                    (year ended December 31)

                                                           2000    1999    1998   1997    1996    1995   1994    1993   1992    1991
Bond & Mortgage Securities Fund Advisors Select*
Bond & Mortgage Securities Fund Advisors Preferred*
PCII Multi-Sector Composite                                       -0.57    7.97  10.16    3.94   18.41  -2.05   10.67   8.25   15.89
   Lehman Brothers Aggregate Bond Index                           -0.82    8.69   9.65    3.63   18.47  -2.92    9.75   7.40   16.00
   Average Intermediate-Term Bond Category (Morningstar)          -1.22    7.42   8.76    3.30   17.35  -3.73   10.39   7.20   16.62

Government Securities Fund Advisors Select*
Government Securities Fund Advisors Preferred*
PCII Mortgage-Backed Broad Composite                               0.22    7.62   9.97    3.90   19.10  -4.41
   Lehman Brothers Mortgage Backed Securities Index                1.85    6.97   9.49    5.36   16.80  -1.61    6.84   6.96   15.72
   Average Intermediate Government Category (Morningstar)         -1.44    7.45   8.45    2.80   16.42  -4.02    8.03   6.39   14.67

High Quality Intermediate-Term Bond Fund
   Advisors Select*
High Quality Intermediate-Term Bond Fund
   Advisors Preferred*
PCII High Quality Intermediate-Term Bond Composite                -0.57    8.28   9.32
   Lehman Brothers Aggregate Bond Index                           -0.82    8.69   9.65    3.63   13.47  -2.92    9.75   7.40   16.00
   Average Intermediate-Term Bond Category (Morningstar)          -1.22    7.42   8.76    3.30   17.35  -3.73   10.39   7.20   16.62

High Quality Long-Term Bond Fund Advisors Select*
High Quality Long-Term Bond Fund Advisors Preferred*
PCII High Quality Long-Term Bond Composite                        -7.41   10.39   4.85
   Lehman Brothers Long Term Gov't./Corporate Bond Index          -7.64   11.76  14.52    0.13   29.93  -7.10   16.17   8.53   19.53
   Average Long-Term Bond Category (Morningstar)                  -2.78    6.51  10.53    3.54   21.33  -6.13   13.34   7.98   17.15

*Fund's inception 12/6/00.

PERFORMANCE RESULTS - MODERATE FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)

                                                            YTD    1 YR   3 YR    5 YR   10 YR
Balanced Fund Advisors Select*
Balanced Fund Advisors Preferred*
Invista Balanced Composite
PCII Multi-Sector Composite
   S&P 500 Index
   Lehman Brothers Aggregate Bond Index
   Average Domestic Hybrid Category (Morningstar)

LargeCap Blend Fund Advisors Select*
LargeCap Blend Fund Advisors Preferred*
Invista Large Cap Composite
   S&P 500 Index
   Average LargeCap Blend  Category (Morningstar)

Partners LargeCap Blend Fund Advisors Select*
Partners LargeCap Blend Fund Advisors Preferred*
Federated Capital Appreciation Composite
   S&P 500 Index
   Average LargeCap Blend  Category (Morningstar)

LargeCap Growth Fund Advisors Select*
LargeCap Growth Fund Advisors Preferred*
Invista Large Cap Growth Composite
   S&P/BARRA 500 Growth Index
   Average LargeCap Growth Category (Morningstar)

Partners LargeCap Growth Fund I Advisors Select*
Partners LargeCap Growth Fund I Advisors Preferred*
Morgan Stanley Equity Growth Composite
   S&P 500 Index
   Average LargeCap Growth Category (Morningstar)

Partners LargeCap Growth Fund II Advisors Select*
Partners LargeCap Growth Fund II Advisors Preferred*
American Century Growth Composite
   Russell 1000 Growth Index
   Average LargeCap Growth Category (Morningstar)

LargeCap S&P 500 Index Fund Advisors Select*
LargeCap S&P 500 Index Fund Advisors Preferred*
Invista S&P 500 Index Composite
   S&P 500 Index
   Average LargeCap Blend Category (Morningstar)

LargeCap Value Fund Advisors Select*
LargeCap Value Fund Advisors Preferred*
Invista Large Cap Value Composite
   S&P/BARRA 500 Value Index
   Average LargeCap Value Category (Morningstar)

Partners LargeCap Value Fund Advisors Select*
Partners LargeCap Value Fund Advisors Preferred*
Sanford C. Bernstein Diversified Value Composite
   Russell 1000 Value Index
   Average LargeCap Value Category (Morningstar)

MidCap Value Fund Advisors Select*
MidCap Value Fund Advisors Preferred*
Invista Mid Cap Value Composite
   S&P/BARRA 400 Value Index
   Average MidCap Value Category (Morningstar)

Partners MidCap Value Fund Advisors Select*
Partners MidCap Value Fund Advisors Preferred*
Neuberger Berman MidCap Value Composite
   Russell Midcap Value Index
   Average MidCap Value Category (Morningstar)

Real Estate Fund Advisors Select*
Real Estate Fund Advisors Preferred*
PCREI Real Estate Composite
   Morgan Stanley REIT Index


                                                                                      Annual Performance
                                                                                    (year ended December 31)

                                                          2000    1999    1998   1997    1996    1995   1994    1993   1992    1991
Balanced Fund Advisors Select*
Balanced Fund Advisors Preferred*
Invista Balanced Composite                                        2.20   12.17  20.03   10.69   26.88  -1.63   14.25  10.73   27.19
PCII Multi-Sector Composite                                      -0.57    7.97  10.16    3.94   18.41  -2.05   10.67   8.25   15.89
   S&P 500 Index                                                 21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47
   Lehman Brothers Aggregate Bond Index                          -0.82    8.69   9.65    3.63   18.47  -2.92    9.75   7.40   16.00
   Average Domestic Hybrid Category (Morningstar)                 8.24   12.50  18.24   13.07   24.87  -2.56   12.07   8.22   23.87

LargeCap Blend Fund Advisors Select*
LargeCap Blend Fund Advisors Preferred*
Invista Large Cap Composite                                       9.57   24.70  29.66   24.35
   S&P 500 Index                                                 21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47
   Average LargeCap Blend  Category (Morningstar)                19.72   21.95  27.43   20.37   31.99  -1.08   11.12   7.62   32.13

Partners LargeCap Blend Fund Advisors Select*
Partners LargeCap Blend Fund Advisors Preferred*
Federated Capital Appreciation Composite                         43.39   20.08  30.62   18.39   37.17  -0.30   11.31  11.37   27.43
   S&P 500 Index                                                 21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47
   Average LargeCap Blend  Category (Morningstar)                19.72   21.95  27.43   20.37   31.99  -1.08   11.12   7.62   32.13

LargeCap Growth Fund Advisors Select*
LargeCap Growth Fund Advisors Preferred*
Invista Large Cap Growth Composite
   S&P/BARRA 500 Growth Index                                    28.25   42.15  36.38   23.98   38.13   3.13    1.68   5.07   38.37
   Average LargeCap Growth Category (Morningstar)                39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69

Partners LargeCap Growth Fund I Advisors Select*
Partners LargeCap Growth Fund I Advisors Preferred*
Morgan Stanley Equity Growth Composite                          39.42   21.11  31.40   31.23   45.03   3.18    4.32   5.99   25.54
   S&P 500 Index                                                21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47
   Average LargeCap Growth Category (Morningstar)               39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69

Partners LargeCap Growth Fund II Advisors Select*
Partners LargeCap Growth Fund II Advisors Preferred*
American Century Growth Composite                               34.68   36.77  29.28   14.92   20.35  -1.49    3.76  -4.29   69.02
   Russell 1000 Growth Index                                    33.16   38.71  30.49   23.12   37.19   2.66    2.90   5.00   41.16
   Average LargeCap Growth Category (Morningstar)               39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69

LargeCap S&P 500 Index Fund Advisors Select*
LargeCap S&P 500 Index Fund Advisors Preferred*
Invista S&P 500 Index Composite                                 20.62   28.16  32.89   22.51   37.07   1.05
   S&P 500 Index                                                21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47
   Average LargeCap Blend Category (Morningstar)                19.72   21.95  27.43   20.37   31.99  -1.08   11.12   7.62   32.13

LargeCap Value Fund Advisors Select*
LargeCap Value Fund Advisors Preferred*
Invista Large Cap Value Composite                               -7.12   18.04  28.94   22.18
   S&P/BARRA 500 Value Index                                    12.72   14.68  29.99   21.99   37.00  -0.63   18.60  10.53   22.56
   Average LargeCap Value Category (Morningstar)                 6.63   13.10  27.01   20.79   32.28  -0.81   13.25   9.89   28.51

Partners LargeCap Value Fund Advisors Select*
Partners LargeCap Value Fund Advisors Preferred*
Sanford C. Bernstein Diversified Value Composite                  7.80
   Russell 1000 Value Index                                       7.35   15.63  35.18   21.64   38.35  -1.99   18.12  13.81   24.61
   Average LargeCap Value Category (Morningstar)                  6.63   13.10  27.01   20.79   32.28  -0.81   13.25   9.89   28.51

MidCap Value Fund Advisors Select*
MidCap Value Fund Advisors Preferred*
Invista Mid Cap Value Composite                                  -7.36    3.25  35.49   16.03   41.18   0.98   11.43   7.57   33.54
   S&P/BARRA 400 Value Index                                      2.33    4.67  34.32   19.40   34.04  -0.57   13.43  16.02
   Average MidCap Value Category (Morningstar)                    7.78    3.92  26.04   20.50   29.27  -1.11   17.11  13.54   29.65

Partners MidCap Value Fund Advisors Select*
Partners MidCap Value Fund Advisors Preferred*
Neuberger Berman MidCap Value Composite                           8.04  -10.66  32.66   28.08   35.23  -1.89   16.44  17.52   22.36
   Russell Midcap Value Index                                    -0.11    5.09  34.37   20.26   34.93  -2.13   15.62  21.68   37.92
   Average MidCap Value Category (Morningstar)                    7.78    3.92  26.04   20.50   29.27  -1.11   17.11  13.54   29.65

Real Estate Fund Advisors Select*
Real Estate Fund Advisors Preferred*
PCREI Real Estate Composite                                      -3.01  -10.20  19.83
   Morgan Stanley REIT Index                                     -4.55  -16.90  18.58   35.89   12.90

*Fund's inception 12/6/00.

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)

                                                            YTD    1 YR   3 YR    5 YR   10 YR
MidCap Blend Fund Advisors Select*
MidCap Blend Fund Advisors Preferred*
Invista Mid Cap Core Composite
   S&P MidCap 400 Index
   Average MidCap Blend Category (Morningstar)

MidCap Growth Fund Advisors Select*
MidCap Growth Fund Advisors Preferred*
Invista Mid Cap Growth Composite
   Russell Midcap Growth Index
   Average MidCap Growth Category (Morningstar)

MidCap S&P 400 Index Fund Advisors Select*
MidCap S&P 400 Index Fund Advisors Preferred*
Invista S&P 400 Index Composite
   S&P MidCap 400 Index
   Average MidCap Blend Category (Morningstar)

Partners MidCap Blend Fund Advisors Select*
Partners MidCap Blend Fund Advisors Preferred*
Morgan Stanley MidCap Blend Index Composite
   S&P MidCap 400 Index
   Average MidCap Blend Category (Morningstar)

Partners MidCap Growth Fund Advisors Select*
Partners MidCap Growth Fund Advisors Preferred*
Turner Investment Partners Midcap Growth Composite
   Russell Midcap Growth Index
   Average MidCap Growth Category (Morningstar)

SmallCap Blend Fund Advisors Select*
SmallCap Blend Fund Advisors Preferred*
Invista Small Company Blend Composite
   Russell 2000 Index
   Average SmallCap Blend Category (Morningstar)

SmallCap Growth Fund Advisors Select*
SmallCap Growth Fund Advisors Preferred*
Invista Small Cap Growth Composite
   Russell 2000 Growth Index
   Average SmallCap Growth Category (Morningstar)

Partners SmallCap Growth Fund I Advisors Select*
Partners SmallCap Growth Fund I Advisors Preferred*
Neuberger Berman SmallCap Growth Composite
   Russell 2000 Growth Index
   Average SmallCap Growth Category (Morningstar)

Partners SmallCap Growth Fund II Advisors Select*
Partners SmallCap Growth Fund II Advisors Preferred*
Federated Aggressive Growth Composite
   S&P/BARRA 600 Growth Index
   Average SmallCap Growth Category (Morningstar)

Partners SmallCap Value Fund Advisors Select*
Partners SmallCap Value Fund Advisors Preferred*
Ark Asset Small Cap Value Composite
   Russell 2000 Value Index
   Average SmallCap Value Category (Morningstar)

SmallCap S&P 600 Index Fund Advisors Select*
SmallCap S&P 600 Index Fund Advisors Preferred*
Invista Small Cap S&P 600 Index Composite
   S&P SmallCap 600 Index
   Average SmallCap Blend Category (Morningstar)

SmallCap Value Fund Advisors Select*
SmallCap Value Fund Advisors Preferred*
Invista Small Cap Value Composite
   Russell 2000 Value Index
   Average SmallCap Value Category (Morningstar)

Technology Fund Advisors Select*
Technology Fund Advisors Preferred*
   Average Technology Category (Morningstar)


                                                                                      Annual Performance
                                                                                    (year ended December 31)

                                                          2000   1999    1998   1997    1996    1995   1994    1993   1992    1991
MidCap Blend Fund Advisors Select*
MidCap Blend Fund Advisors Preferred*
Invista Mid Cap Core Composite                                    12.37    4.72  24.95   18.66   33.39   5.46   -0.26   9.01
   S&P MidCap 400 Index                                           14.72   19.11  32.25   19.18   30.92  -3.59   13.93  11.90  50.072
   Average MidCap Blend Category (Morningstar)                    18.70    6.77  26.45   20.44   28.71  -1.61   14.50  14.93  36.206

MidCap Growth Fund Advisors Select*
MidCap Growth Fund Advisors Preferred*
Invista Mid Cap Growth Composite                                  69.96    2.48  26.15   13.40
   Russell Midcap Growth Index                                    51.29   17.86  22.54   17.48   33.98  -2.16   11.19   8.71  47.033
   Average MidCap Growth Category (Morningstar)                   63.90   17.51  17.05   16.99   34.79  -1.03   15.64   9.03  50.975

MidCap S&P 400 Index Fund Advisors Select*
MidCap S&P 400 Index Fund Advisors Preferred*
Invista S&P 400 Index Composite
   S&P MidCap 400 Index                                           14.72   19.11  32.25   19.20   30.95  -3.58   13.95  11.91  50.102
   Average MidCap Blend Category (Morningstar)                    18.70    6.77  26.45   20.44   28.71  -1.61   14.50  14.93  36.206

Partners MidCap Blend Fund Advisors Select*
Partners MidCap Blend Fund Advisors Preferred*
Morgan Stanley MidCap Blend Index Composite
   S&P MidCap 400 Index                                           14.72   19.11  32.25   19.20   30.95  -3.58   13.95  11.91  50.102
   Average MidCap Blend Category (Morningstar)                    18.70    6.77  26.45   20.44   28.71  -1.61   14.50  14.93  36.206

Partners MidCap Growth Fund Advisors Select*
Partners MidCap Growth Fund Advisors Preferred*
Turner Investment Partners Midcap Growth Composite               126.09   26.33  41.77   18.25
   Russell Midcap Growth Index                                    51.29   17.86  22.54   17.48   33.98  -2.16   11.19   8.71  47.033
   Average MidCap Growth Category (Morningstar)                   63.90   17.51  17.05   16.99   34.79  -1.03   15.64   9.03  50.975


SmallCap Blend Fund Advisors Select*
SmallCap Blend Fund Advisors Preferred*
Invista Small Company Blend Composite                             12.31   -9.59  21.15   18.01   29.44   3.05   21.32  26.90  24.82
   Russell 2000 Index                                             21.26   -2.55  22.36   16.50   28.45  -1.82   18.88  18.41  46.048
   Average SmallCap Blend Category (Morningstar)                  18.18   -3.64  26.12   19.66   25.51  -0.97   16.65  14.39  39.574

SmallCap Growth Fund Advisors Select*
SmallCap Growth Fund Advisors Preferred*
Invista Small Cap Growth Composite                                66.37   -2.47  34.77   14.19
   Russell 2000 Growth Index                                      43.09    1.23  12.95   11.26   31.04  -2.43   13.36   7.77  51.191
   Average SmallCap Growth Category (Morningstar)                 61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99  53.646

Partners SmallCap Growth Fund I Advisors Select*
Partners SmallCap Growth Fund I Advisors Preferred*
Neuberger Berman SmallCap Growth Composite                      134.28
   Russell 2000 Growth Index                                      1.23   12.95  11.26   31.04   -2.43  13.36    7.77  51.19  -17.14
   Average SmallCap Growth Category (Morningstar)                61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99   53.64

Partners SmallCap Growth Fund II Advisors Select*
Partners SmallCap Growth Fund II Advisors Preferred*
Federated Aggressive Growth Composite                           111.60    8.08  30.06
   S&P/BARRA 600 Growth Index                                    12.41   -1.31  25.58   21.32   29.97  -4.78   18.79  21.05   48.48
   Average SmallCap Growth Category (Morningstar)                61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99   53.64

Partners SmallCap Value Fund Advisors Select*
Partners SmallCap Value Fund Advisors Preferred*
Ark Asset Small Cap Value Composite                              -8.92   -6.03  33.65   26.44
   Russell 2000 Value Index                                      -1.49   -6.45  31.78   21.37   25.75  -1.27   23.84  29.14   41.70
   Average SmallCap Value Category (Morningstar)                  4.49   -6.99  30.04   25.53   25.13  -0.81   16.72  20.29   37.19

SmallCap S&P 600 Index Fund Advisors Select*
SmallCap S&P 600 Index Fund Advisors Preferred*
Invista Small Cap S&P 600 Index Composite
   S&P SmallCap 600 Index                                        12.40   -1.31  25.58   21.32   29.97  -4.77   18.78  21.04   48.49
   Average SmallCap Blend Category (Morningstar)                 18.18   -3.64  26.12   19.66   25.51  -0.97   16.65  14.39   39.57

SmallCap Value Fund Advisors Select*
SmallCap Value Fund Advisors Preferred*
Invista Small Cap Value Composite                                -8.92   -6.03  33.65   26.44
   Russell 2000 Value Index                                      -1.49   -6.45  31.78   21.37   25.75  -1.27   23.84  29.14   41.70
   Average SmallCap Value Category (Morningstar)                  4.49   -6.99  30.04   25.53   25.13  -0.81   16.72  20.29   37.19

Technology Fund Advisors Select*
Technology Fund Advisors Preferred*
   Average Technology Category (Morningstar)                    136.50   52.41   9.58   20.31   42.89  13.18   24.07  13.03   46.92

*Fund's inception 12/6/00.

PERFORMANCE RESULTS - DYNAMIC FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)

                                                            YTD    1 YR   3 YR    5 YR   10 YR
European Fund Advisors Select*
European Fund Advisors Preferred*
BT European Composite
   MSCI Europe (15) Index--ND
   Average Europe Category (Morningstar)

International Emerging Markets Fund Advisors Select*
International Emerging Markets Fund Advisors Preferred*
Invista International Emerging Markets Equity Composite
   MSCI - Emerging Markets Free--ID
Average Diversified Emerging Market
     Category (Morningstar)

International Fund I Advisors Select*
International Fund I Advisors Preferred*
Invista International Broad Markets Composite
   MSCI EAFE (Europe, Australia, Far East) Index--ND
   Average Foreign Category (Morningstar)

International Fund II Advisors Select*
International Fund II Advisors Preferred*
   MSCI EAFE (Europe, Australia, Far East) Index--ND
   Average Foreign Category (Morningstar)

International SmallCap Fund Advisors Select*
International SmallCap Fund Advisors Preferred*
Invista International Small Cap Equity Composite
   MSCI EAFE (Europe, Australia, Far East) Index--ND
   Average Foreign Category (Morningstar)

Pacific Basin Fund Advisors Select*
Pacific Basin Fund Advisors Preferred*
BT Pacific Basin Composite
   MSCI Pacific Free Index--ND
   Average Diversified Pacific/Asia Category (Morningstar)


                                                                                      Annual Performance
                                                                                    (year ended December 31)

                                                            2000    1999    1998   1997   1996    1995   1994    1993   1992   1991
European Fund Advisors Select*
European Fund Advisors Preferred*
BT European Composite                                               33.95   30.86  26.33  41.31    9.36   8.49   43.12
   MSCI Europe (15) Index--ND                                       15.89   28.53  23.80  21.09   21.62   2.28   29.28  -4.71  13.11
   Average Europe Category (Morningstar)                            26.11   21.56  18.42  24.99   16.26   2.52   28.15  -6.82   7.47

International Emerging Markets Fund Advisors Select*
International Emerging Markets Fund Advisors Preferred*
Invista International Emerging Markets Equity Composite             63.25  -17.59  11.38  25.57    7.46
   MSCI - Emerging Markets Free--ID                                 58.89  -35.11  31.64  22.21  -12.83   0.64   53.92  13.41 149.65
Average Diversified Emerging Market
     Category (Morningstar)                                         71.86  -27.03  -3.68  13.35   -3.45  -9.27   73.26   0.26  18.10

International Fund I Advisors Select*
International Fund I Advisors Preferred*
Invista International Broad Markets Composite                       25.78   10.47  12.43  24.54   14.07  -2.39   44.83
   MSCI EAFE (Europe, Australia, Far East) Index--ND                26.96   20.00   1.78   6.05   11.21   7.78   32.56 -12.17  12.13
   Average Foreign Category (Morningstar)                           44.49   13.00   5.43  12.39    9.82  -0.40   36.71  -4.54  13.07

International Fund II Advisors Select*
International Fund II Advisors Preferred*
   MSCI EAFE (Europe, Australia, Far East) Index--ND                26.96   20.00   1.78   6.05   11.21   7.78   32.56 -12.17  12.13
   Average Foreign Category (Morningstar)                           44.49   13.00   5.43  12.39    9.82  -0.40   36.71  -4.54  13.07

International SmallCap Fund Advisors Select*
International SmallCap Fund Advisors Preferred*
Invista International Small Cap Equity Composite                    86.79   13.24  15.62  40.53    3.61
   MSCI EAFE (Europe, Australia, Far East) Index--ND                26.96   20.00   1.78   6.05   11.21   7.78   32.56 -12.17  12.13
   Average Foreign Category (Morningstar)                           44.49   13.00   5.43  12.39    9.82  -0.40   36.71  -4.54  13.07

Pacific Basin Fund Advisors Select*
Pacific Basin Fund Advisors Preferred*
BT Pacific Basin Composite                                          132.40   7.35 -27.91
   MSCI Pacific Free Index--ND                                      56.65    2.72 -25.87  -8.30    2.95  12.76   36.21 -18.56  11.46
   Average Diversified Pacific/Asia Category (Morningstar)          92.50   -5.91 -27.90   4.02    2.39  -5.49   59.02  -3.03  15.05

*Fund's inception 12/6/00.


IMPORTANT NOTES TO THE APPENDIX

Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Long Term Gov't./Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Mutual Fund 1-5 Government/Credit Index is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.

Morgan   Stanley   Capital   International   (MSCI)   Europe  (15)  Index  is  a
capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.

Morgan Stanley Capital International Pacific Free Index is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are:
Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.

Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index is a stock index designed to measure the investment returns of developed economies outside of North America.

Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

Russell Midcap Value Index is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

S&P/BARRA 400 Value Index is a market capitalization-weighted index of all the stocks in the S&P 400 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1.

S&P/BARRA 500 Growth Index is a market capitalization-weighted index of all the stocks in the S&P 500 that have high price-to-book ratios. It is designed so that approximately 50% of the SPX market capitalization is in the Growth Index.

S&P/BARRA 500 Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

S&P/BARRA 600 Growth Index is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.

S&P Midcap 400 Index includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.



                         PRINCIPAL INVESTORS FUND, INC.
                                  Select Class
                                 Preferred Class






              This Prospectus describes a mutual fund organized by
             Principal Life Insurance Company(R) ("The Principal").




                The date of this Prospectus is ____________________.






      As with all mutual funds, the Securities and Exchange Commission ("SEC") has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS

              Fund Descriptions................................................4
                  Stable Funds
                     High Quality Short-Term Bond Fund.........................6
                     Money Market Fund.........................................8

                  Conservative Funds
                     Bond & Mortgage Securities Fund..........................10
                     Government Securities Fund...............................12
                     High Quality Intermediate-Term Bond Fund.................14
                     High Quality Long-Term Bond Fund.........................16

                  Moderate Funds
                     Balanced Fund............................................18
                     LargeCap Blend Fund......................................20
                     LargeCap Growth Fund.....................................22
                     LargeCap S&P 500 Index Fund..............................24
                     LargeCap Value Fund......................................26
                     MidCap Value Fund........................................28
                     Partners LargeCap Blend Fund.............................30
                     Partners LargeCap Growth Fund I..........................32
                     Partners LargeCap Growth Fund II.........................34
                     Partners LargeCap Value Fund.............................36
                     Partners MidCap Value Fund...............................38
                     Real Estate Fund.........................................40

                  Aggressive Funds
                     MidCap Blend Fund........................................42
                     MidCap Growth Fund.......................................44
                     MidCap S&P 400 Index Fund................................46
                     Partners MidCap Blend Fund...............................48
                     Partners MidCap Growth Fund..............................50
                     Partners SmallCap Growth Fund I..........................52
                     Partners SmallCap Growth Fund II.........................54
                     Partners SmallCap Value Fund.............................56
                     SmallCap Blend Fund......................................58
                     SmallCap Growth Fund.....................................60
                     SmallCap S&P 600 Index Fund..............................62
                     SmallCap Value Fund......................................64
                     Technology Fund..........................................66

                  Dynamic Funds
                     European Fund............................................68
                     International Emerging Markets Fund......................70
                     International Fund I.....................................72
                     International Fund II....................................74
                     International SmallCap Fund..............................76
                     Pacific Basin Fund.......................................78

                  LifeTime Funds
                     LifeTime 2010 Fund.......................................80
                     LifeTime 2020 Fund.......................................82
                     LifeTime 2030 Fund.......................................84
                     LifeTime 2040 Fund.......................................86
                     LifeTime 2050 Fund.......................................88
                     LifeTime Strategic Income Fund...........................90

              General Information
                  The Costs of Investing......................................92
                  Certain Investment Strategies and Related Risks.............93
                  Management, Organization and Capital Structure..............98
                  Shareholder Information....................................100
                  Fund Account Information...................................102

              Appendix A.....................................................103


The Principal Investors Funds have been divided into risk categories. The working definition of each category is shown below:

Stable
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

Conservative
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

Moderate
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

Aggressive
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

Dynamic
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

LifeTime
The LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
      For example: The LifeTime 2030 Fund, with a target retirement year that is more than 30 years away, has a relatively aggressive target asset allocation. The LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.


FUND DESCRIPTIONS

Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). The Funds are divided into five risk categories: Stable, Conservative, Moderate, Aggressive, and Dynamic. Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.

The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages. The Sub-Advisors are:

   Alliance Capital Management L.P. through its
     Bernstein Investment Research and Management unit ("Bernstein")
   American Century Investment Management, Inc.
     ("American Century")
   Ark Asset Management Co., Inc. ("Ark Asset")
   BT Funds Management (International) Limited ("BT")*
   Federated Management Corporation ("Federated")
   Invista Capital Management, LLC(R)("Invista")*
   Morgan Stanley Asset Management ("Morgan Stanley")
   Neuberger Berman Management Inc. ("Neuberger Berman")
   Principal Capital Income Investors, LLC ("PCII")*
   Principal Capital Real Estate Investors, LLC ("PCREI")*
   Turner Investment Partners, Inc. ("Turner")

Two classes of shares of each of these Funds are available through this Prospectus. Both classes are currently available only through certain registered representatives of Princor Financial Services Corporation ("Princor")*, who are also employees of Principal Life Insurance Company* or fee-based financial planners.
o Select shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (the service contract (or through execution of a service contract offered through an affiliate of The Principal)) if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.
o Preferred shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (or through execution of a service contract offered through an affiliate of The
     Principal)) if the plan invests at least $10 million in the Principal Investors Fund.
For more information about Principal Investors Advantage, contact us at www.principal.com or call 1-800-547-7754.

     * Principal Management Corporation, Invista, PCII, PCREI, BT, Princor and Principal Life Insurance Company are members of the Principal Financial Group(R).

In the  description  for each Fund,  there is  important  information  about the
Fund's:

Primary investment strategy
This section summarizes how each Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

Each Fund, except the LifeTime Funds, is designed to be a portion of an investor's portfolio. None (except the LifeTime Funds) is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Annual operating expenses
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.

Day-to-day Fund management
The investment professionals who manage the assets of each Fund are listed with each Fund. Backed by their staffs of experienced securities analysts, they provide the Funds with professional investment management.

Fund performance
Because the Funds are new and have not completed a full calendar year of operations, performance information for the Funds is not included in this Prospectus. To obtain performance information for a Fund after its first full calendar quarter of operations, contact us at www.principal.com or call 1-800-547-7754. Remember that a Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Call the Principal Investors Fund (1-800-547-7754) to get the current 7-day yield for the Money Market Fund.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.

Stables Funds

HIGH QUALITY SHORT-TERM BOND FUND The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in high quality, short-term fixed-income securities with a dollar weighted average maturity of four years or less. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o debt securities of U.S. issuers rated in the three highest grades by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect PCII's judgment regarding the likelihood of the security being called or prepaid.

The average portfolio duration of the Fund normally is less than four years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year     Years       Years

Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index   __.__%   __.__%      __.__%
Morningstar Short-Term Bond Category                 __.__    __.__       __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.78%       0.66%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                      1 Year  3 Years



                 Select Class          $80     $249

                 Preferred Class        67      211

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Daniel J. Garrett, CFA. Mr. Garrett is a (Fund's inception) portfolio manager for PCII. He joined the Principal
                            Financial  Group  in 1985 as a  commercial  mortgage
                            analyst  and was named to his  current  position  in
                            1998.  Mr. Garrett  received his Master's  degree in
                            Business  and  his  Bachelor's  degree  in  Computer
                            Information   Systems   and   Finance   from   Drake
                            University. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000 Co-Manager: Martin J. Schafer. Mr. Schafer is a (Fund's inception) portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in
                            Accounting and Finance from the University of Iowa.


MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Main Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, PCII, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940 ("1940 Act"), as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
o    to take advantage of market variations;
o    to generate cash to cover sales of Fund shares by its shareholders; or
o    upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The Fund does have an ability to borrow money to cover the sale of Fund shares. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
o securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
o securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
o    bank obligations including:
     o certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or
     o bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
o commercial paper, which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;

o corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;

o repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and

o taxable municipal obligations, which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Money Market Fund are Eurodollar and Yankee obligations, which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Fund's Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issue undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

Main Risks
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.78%       0.66%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class          $80     $249

                 Preferred Class        67      211

                           Day-to-day Fund Management

     Since December, 2000   Co-Manager:  Alice  Robertson.  Ms.  Roberston  is a
     (Fund's inception)     trader  for  PCII  on  the  corporate   fixed-income
                            trading  desk.  She joined the  Principal  Financial
                            Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms.
                            Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

     Since December, 2000 Co-Manager: Michael R. Johnson. Mr. Johnson directs (Fund's inception) securities trading for PCII. He joined the Principal
                            Financial   Group  in  1982  and  took  his  current
                            position  in  1994.  His  responsibilities   include
                            managing  the  fixed-income  trading  operation  for
                            Principal   Capital  Income  Investors  and  several
                            short-term  money  market  accounts.  He earned  his
                            Bachelor's   degree  in  Finance   from  Iowa  State
                            University.

Conservative Funds

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

Lehman Brothers Aggregate Bond Index                __.__%     __.__%    __.__%
Morningstar Intermediate-Term Bond Category         __.__      __.__     __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.55%       0.55%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.93%       0.81%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                      1 Year  3 Years

                 Select Class          $95     $296

                 Preferred Class        83      259

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Lisa A. Stange, CFA. As Portfolio (Fund's inception) Manager for PCII, Ms. Stange manages over $3 billion in  fixed-income  portfolios  invested in public and
                            private    corporate    bonds,    mortgage-   backed
                            securities,  commercial mortgage-backed  securities,
                            asset-backed  securities and commercial  real estate
                            mortgages. Ms. Stange joined the Principal Financial
                            Group  in  1989  after   earning  her  Master's  and
                            Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered
                            Financial Analyst designation.

     Since December, 2000 Co-Manager: William C. Armstrong, CFA. Mr. Armstrong (Fund's inception) leads the multi-sector/core portfolio management
                            group  for  PCIIs'   stable  value   division.   Mr.
                            Armstrong  has  been  with the  Principal  Financial
                            Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.


GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, PCII, to be of equivalent quality.

The Fund relies on the professional judgment of PCII to make decisions about the Fund's portfolio securities. The basic investment philosophy of PCII is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when PCII believes they no longer represent good long-term value.

The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

Main Risks
Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.

U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

Lehman Brothers Mortgage-Backed Securities Index    __.__%     __.__%    __.__%
Morningstar Intermediate Government Category        __.__      __.__     __.__


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   0.78%       0.66%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class          $80     $249

                 Preferred Class        67      211

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Martin J. Schafer. Mr. Schafer is a (Fund's inception) portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in
                            Accounting and Finance from the University of Iowa.

     Since December, 2000 Co-Manager: Kelly R. Alexander. Ms. Alexander shares (Fund's inception) management responsibility for nine fixed-income portfolios  at PCII,  with  combined  assets of more
                            than  $4  billion.   Before   assuming  her  current
                            position,  she  had  similar  responsibilities  with
                            Invista from 1992 to 2000.  She joined the Principal
                            Financial    Group   in   1983   to   develop    the
                            mortgage-backed  securities trading department.  Her
                            experience includes hedging, securitization, product
                            development and portfolio  management as well as the
                            risk  management  of  a  $1.5  billion   residential
                            mortgage pipeline.


HIGH  QUALITY  INTERMEDIATE-TERM  BOND FUND
The Fund  seeks to  provide  current income.

Main Strategies
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years      Years

Lehman Brothers Aggregate Bond Index                __.__%     __.__%     __.__%
Morningstar Intermediate-Term Bond Category         __.__      __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   0.78%       0.66%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class          $80     $249


                 Preferred Class        67      211


     Since December, 2000 Co-Manager: Kevin W. Croft, CFA. As a portfolio (Fund's inception) manager for PCII, Mr. Croft has direct
                            responsibility   for  $950   million   invested   in
                            fixed-income  portfolios.  He joined  the  Principal
                            Financial  Group in 1988. He earned his Master's and
                            Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial
                            Analyst designation.

     Since December, 2000 Co-Manager: Martin J. Schafer. Mr. Schafer is a (Fund's inception) portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in
                            Accounting and Finance from the University of Iowa.


HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally is greater than six years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years      Years

Lehman Brothers Long Term Gov't./Corporate
  Bond Index                                        __.__%    __.__%     __.__%
Morningstar Long-Term Bond Category                 __.__     __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.78%       0.66%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class          $80     $249

                 Preferred Class        67      211

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Kevin W. Croft, CFA. As a portfolio (Fund's inception) manager for PCII, Mr. Croft has direct
                            responsibility   for  $950   million   invested   in
                            fixed-income  portfolios.  He joined  the  Principal
                            Financial  Group in 1988. He earned his Master's and
                            Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial
                            Analyst designation.

     Since December, 2000 Co-Manager: Martin J. Schafer. Mr. Schafer is a (Fund's inception) portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in
                            Accounting and Finance from the University of Iowa.

Moderate Funds

BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

Main Strategies
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

PCII serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when PCII thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

Lehman Brothers Aggregate Bond Index                __.__%    __.__%     __.__%
Morningstar Domestic Hybrid Category                __.__     __.__      __.__


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.50%       0.50%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.88%       0.76%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                      1 Year  3 Years

                 Select Class          $90     $281

                 Preferred Class        78      243

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: William C. Armstrong, CFA. Mr. Armstrong (Fund's inception) leads the multi-sector/core portfolio management
                            group  for  PCII's   stable  value   division.   Mr.
                            Armstrong  has  been  with the  Principal  Financial
                            Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000 Co-Manager: Judith A. Vogel, CFA. Ms. Vogel is a (Fund's inception) portfolio manager for domestic core and balanced portfolios. Ms. Vogel joined the Principal Financial
                            Group in 1982 as a strategist and was one of Invista's founding members in 1985. She earned her Bachelor's degree in Business Administration from Central College. She has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000 Co-Manager: Mary Sunderland, CFA. Ms. Sunderland (Fund's inception) manages the large-cap growth portfolios for Invista.
                            She joined Invista in early 2000 following a 10-year career with Skandia Asset Management where she directed their more than $2.5 billion U.S. Equity
                            Large Cap Growth portfolios and U.S. Technology portfolios. Ms. Sunderland earned her MBA from the Columbia University Graduate School of Business and her Bachelor's degree from Northwestern University.
                            She  has  earned  the  right  to use  the  Chartered
                            Financial Analyst designation.

LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year       Years     Years

S&P 500 Index                                       __.__%      __.__%    __.__%
Morningstar LargeCap Blend Category                 __.__       __.__     __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.45%       0.45%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.83%       0.71%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class          $85     $265

                 Preferred Class        73      227

                           Day-to-day Fund Management

     Since December, 2000 Scott Opsal, CFA. Scott is the Chief Investment (Fund's inception) Officer for Invista and has directed the international  equities group since 1993. He sits on
                            the firm's  Board of  Directors,  is a member of the
                            Iowa Society of Financial Analysts and is a Research
                            Director of the Financial  Markets  Institute at the
                            University of Iowa.  Scott joined  Principal in 1983
                            and  was  one of  Invista's  founders  in  1985.  He
                            received a Master's  degree from the  University  of
                            Minnesota   and  a  Bachelor's   degree  from  Drake
                            University, where he is a visiting instructor in the Finance Department. He has earned the right to use the Chartered Financial Analyst designation.

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital

Main Strategies
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.

Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year     Years      Years

S&P/BARRA 500 Growth Index                          __.__%    __.__%     __.__%
Morningstar LargeCap Growth Category                __.__     __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.55%       0.55%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.93%       0.81%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                      1 Year  3 Years

                 Select Class          $95     $296

                 Preferred Class        83      259

                           Day-to-day Fund Management

     Since December, 2000 Mary Sunderland, CFA. Ms. Sunderland manages the (Fund's inception) large-cap growth portfolios for Invista. She joined
                            Invista in early 2000 following a 10-year career with Skandia Asset Management where she directed their more than $2.5 billion U.S. Equity Large Cap
                            Growth  portfolios and U.S.  Technology  portfolios.
                            Ms.  Sunderland  earned  her MBA from  the  Columbia
                            University  Graduate  School  of  Business  and  her
                            Bachelor's degree from Northwestern University. She has earned the right to use the Chartered Financial
                            Analyst designation.


LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means large companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the LargeCap S&P 500 Index Fund, Invista Capital Management, LLC or Principal Life Insurance Company.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                      Year     Years      Years

S&P/BARRA 500 Growth Index                           __.__%    __.__%     __.__%
Morningstar LargeCap Growth Category                 __.__     __.__      __.__

                        Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.15%       0.15%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.53%       0.41%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                      1 Year  3 Years

                 Select Class          $54     $170

                 Preferred Class        42      132

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Robert Baur, Ph.D. Dr. Baur joined (Fund's inception) Invista in 1995 after serving as a professor of finance and economics at Drake  University and Grand
                            View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa
                            State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

     Since December, 2000 Co-Manager: Rhonda VanderBeek. Ms. Vander Beek (Fund's inception) directs trading operations for Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.


LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to their peers. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by the Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

S&P/BARRA 500 Value Index                           __.__%     __.__%    __.__%
Morningstar LargeCap Value Category                 __.__      __.__     __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.45%       0.45%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.83%       0.71%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class          $85     $265

                 Preferred Class        73      227

                           Day-to-day Fund Management

     Since December, 2000 John Pihlblad, CFA. Mr. Pihlblad is director of (Fund's Inception) quantitative portfolio management for Invista. He
                            has  over  24  years   experience  in  creating  and
                            managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.


MIDCAP VALUE FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these midsize companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years      Years

S&P/BARRA 400 Value Index                           __.__%     __.__%     __.__%
Morningstar MidCap Value Category                   __.__      __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select     Preferred
                                         Class       Class

     Management Fees..................   0.65%       0.65%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.03%       0.91%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $105     $328

                 Preferred Class        93      290

                           Day-to-day Fund Management

     Since December, 2000   Catherine  A.  Zaharis,  CFA.  Ms.  Zaharis  directs
     (Fund's inception)     portfolio  management for the Invista value team and
                            leads the value research  group.  She joined Invista
                            in 1985.  Ms.  Zaharis  received  her MBA from Drake
                            University   and  her  BBA  in   Finance   from  the
                            University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with large market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Federated, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.

Using its own quantitative process, Federated rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk which is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
         Class  Inception
     Select      _.__%*
     Preferred   _.__*

                                            Past One  Past Five  Past Ten
                                              Years    Years       Year
S&P 500 Index                                 __.__%   __.__%     __.__%
Morningstar LargeCap Blend Category           __.__    __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select   Preferred
                                         Class      Class

     Management Fees..................   0.75%       0.75%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.13%       1.01%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $115     $359


                 Preferred Class       103      322

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: James E. Grefenstette, CFA. Mr. (Fund's inception) Grefenstette joined Federated in 1992 and has been a
                            Portfolio  Manager and a Vice President of Federated
                            Investment  Management Company since 1996. From 1994
                            until 1996, Mr. Grefenstette was a Portfolio Manager
                            and  an  Assistant   Vice   President  of  Federated
                            Investment   Management  Company.  Mr.  Grefenstette
                            received his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000 Co-Manager: J. Thomas Madden, CFA. Mr. Madden joined (Fund's inception) Federated as a Senior Portfolio Manager in 1977 and
                            has been an  Executive  Vice  President of Federated
                            Investment Management Company since 1994. Mr. Madden served as a Senior Vice President of Federated
                            Investment Management Company from 1989 to 1993. Mr.
                            Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial
                            Analyst designation.

     Since December, 2000   Co-Manager:  Bernard  J.  Picchi,  CFA.  Mr.  Picchi
     (Fund's inception)     joined   Federated   in  1999  as  a   Senior   Vice
                            President/Director   of  U.S.  Equity  Research  for
                            Federated Investment Management Company. From 1994 to 1999, Mr. Picchi was a Managing Director of
                            Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock
                            Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000   Co-Manager:  David P. Gilmore.  Mr.  Gilmore  joined
     (Fund's inception)     Federated in August 1997 as an  Investment  Analyst.
                            He was promoted to Senior Investment Analyst in July
                            1999 and  became  an  Assistant  Vice  President  of
                            Federated  in July 2000.  Mr.  Gilmore  was a Senior
                            Associate  with  Coopers & Lybrand from January 1992
                            to  May  1995.   He  earned  his  M.B.A.   from  the
                            University  of Virginia and has a B.S.  from Liberty
                            University. He has earned the right to use the Chartered Financial Analyst designation.


PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The Fund will invest primarily in companies with market capitalizations of $10 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. Markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

S&P 500 Index                                       __.__%     __.__%    __.__%
Morningstar LargeCap Growth Category                __.__      __.__     __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.13%       1.01%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $115     $359

                 Preferred Class       103      322

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager:William S. Auslander, Principal of Morgan (Fund's inception) Stanley & Co. Incorporated and Morgan Stanley Dean
                            Witter Investment Management Inc. Mr. Auslander joined Morgan Stanley in 1995 as an Equity Analyst and currently is a Portfolio Manager in Morgan
                            Stanley's Institutional Equity Group. Prior thereto, he was an Equity Analyst at Icahn & Co., 1986-1995.
                            He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.

     Since December, 2000 Co-Manager: Philip W. Friedman, Managing Director of (Fund's inception) Morgan Stanley & Co. Incorporated and Morgan Stanley
                            Dean  Witter  Investment  Management  Inc.  He was a
                            member of Morgan Stanley & Co. Incorporated's Equity
                            Research team (1990-1995)  before becoming  Director
                            of North America Research (1995-1997). Currently Mr.
                            Friedman is head of Morgan  Stanley's  Institutional
                            Equity Group. He holds a BA from Rutgers  University
                            and  an  MBA  from  the  J.L.   Kellogg   School  of
                            Management at Northwestern University.


PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

Russell 1000 Growth Index                           __.__%     __.__%    __.__%
Morningstar LargeCap Growth Category                __.__      __.__     __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $140     $437

                 Preferred Class       128      400

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Gregory Woodhams, CFA. Mr. Woodhams is a (Fund's inception) Vice President and Portfolio Manager for American
                            Century Investments,  Mr. Woodhams has worked in the
                            financial  industry  since 1992 and joined  American
                            Century in 1997.  Previously,  he was Vice President
                            and  Director of Equity  Research at Texas  Commerce
                            Bank.  Mr.  Woodhams  holds a  Bachelor's  Degree in
                            Economics from Rice University and a Master's Degree
                            in  Economics  from the  University  of Wisconsin at
                            Madison.   He  has  earned  the  right  to  use  the
                            Chartered Financial Analyst designation.

     Since December, 2000 Co-Manager: C. Kim Goodwin. Ms. Goodwin was named (Fund's inception) Co-Chief Investment Officer for American Century's
                            domestic   growth   equity   discipline   in   2000.
                            Previously  she was Senior Vice President and Senior
                            Portfolio  Manager and has been a member of the team
                            that manages Growth since joining  American  Century
                            in 1997. Before joining American Century, she served
                            as Senior Vice  President and  Portfolio  Manager at
                            Putnam  Investments  from  1996 to  1997,  and  Vice
                            President  and   Portfolio   Manager  at  Prudential
                            Investments  from 1993 to 1996.  Ms. Goodwin holds a
                            Bachelor of Arts Degree from Princeton University, an MBA in Finance and a Master's Degree in Public
                            Affairs from the University of Texas.

     Since December, 2000 Co-Manager: Prescott LeGard, CFA. Mr. LeGard is a (Fund's inception) Portfolio Manager for American Century Investments.
                            Mr.  LeGard  joined  the  company  in  1999.  Before
                            joining the  company,  he was an Equity  Analyst for
                            USAA   Investment   Management   where  he  analyzed
                            technology   companies.   He  has   worked   in  the
                            investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial
                            Analyst designation.


PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
o exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
o can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
o    appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                      Year     Years      Years

Russell 1000 Value Index                             __.__%    __.__%     __.__%
Morningstar LargeCap Value Category                  __.__     __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.80%       0.80%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.18%       1.06%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $120     $375

                 Preferred Class       108      337

                           Day-to-day Fund Management

     Since December, 2000   Co-Manager:  Marilyn  G.  Fedak.  Ms.  Fedak,  Chief
     (Fund's inception)     Investment   Officer  of  U.S.  Value  Equities  and
                            Chairman of the U.S. Equity  Investment Policy Group
                            of the Bernstein  Investment Research and Management
                            unit   of   Alliance    Capital    Management   L.P.
                            ("Alliance") since October 2000 and prior to that at Sanford C. Bernstein & Co., Inc. (SCB Inc.") since
                            1993. She joined SCB Inc. in 1984 and has managed portfolio investments since 1976. She has a BA from Smith College and an MBA from Harvard Business
                            School.

     Since December, 2000 Co-Manager: Steven Pisarkiewicz. Mr. Pisarkiewicz (Fund's inception) has been with Alliance since October 2000 and prior to that with SCB Inc. since 1989 and has been Senior
                            Portfolio Manager since 1997. He holds a BS from the
                            University   of   Missouri   and  an  MBA  from  the
                            University of California at Berkeley.


PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Account invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. The Fund may continue to hold or add to a position in a stock after it has grown beyond $10 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include: o strong fundamentals, such as a company's financial, operational and competitive positions; o consistent cash flow; and o a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.

This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. It is anticipated that the annual portfolio turnover rate may be greater than 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is  generally a suitable  investment  if  investors  seeking  long-term growth and willing to accept short-term fluctuations in the value of investments. Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total return for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

Russell MidCap Value Index                          __.__%     __.__%    __.__%
Morningstar MidCap Value Category                   __.__      __.__     __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $140     $437

                 Preferred Class       128      400

                           Day-to-day Fund Management

     Since December, 2000 Robert I. Gendelman, Managing Director and Portfolio (Fund's inception) Manager, Neuberger Berman Management, Inc., since
                            1994. He holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.


REAL ESTATE FUND
The Fund seeks to generate a total return.

Main Strategies
The Fund invests primarily in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code ("Code"). REITs are characterized as:
o equity REITs, which primarily own property and generate revenue from rental income;
o    mortgage REITs, which invest in real estate mortgages; and
o hybrid REITs, which combine the characteristics of both equity and mortgage REITs. In selecting securities for the Fund, the Sub-Advisor, PCREI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.

Main Risks
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
o    declines in the value of real estate
o    risks related to general and local economic conditions
o    dependency on management skills
o    heavy cash flow dependency
o    possible lack of available mortgage funds
o    overbuilding
o    extended vacancies in properties
o    increases in property taxes and operating expenses
o    changes in zoning laws
o    expenses incurred in the cleanup of environmental problems
o    casualty or condemnation losses
o    changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs: o are dependent upon management skills and might not be diversified; o are subject to cash flow dependency and defaults by borrowers; and o could fail to qualify for tax-free pass-through of income under the Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investor Profile
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and are willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

Morgan Stanley REIT Index                           __.__%    __.__%     __.__%
Morningstar Real Estate Category                    __.__     __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses


                                         Select     Preferred
                                         Class       Class

     Management Fees..................   0.85%       0.85%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.23%       1.11%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                      1 Year  3 Years

                 Select Class         $125     $390

                 Preferred Class       113      353

                           Day-to-day Fund Management

     Since December, 2000 Kelly D. Rush, CFA. Mr. Rush directs the Real Estate (Fund's inception) Investment Trust (REIT) activity for PCREI. Mr. Rush joined the Principal Financial Group in 1987 and has
                            been  dedicated  to public real  estate  investments
                            since 1995. His experience  includes the structuring
                            of public real  estate  transactions  that  included
                            commercial   mortgage  loans  and  the  issuance  of
                            unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered
                            Financial Analyst designation.

Aggressive Funds

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these midsize companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

S&P MidCap 400 Index                                __.__%    __.__%     __.__%
Morningstar MidCap Blend Category                   __.__     __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.65%       0.65%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.03%       0.91%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years


                 Select Class         $105     $328

                 Preferred Class        93      290

                           Day-to-day Fund Management

     Since December, 2000 K. William Nolin, CFA. Mr. Nolin has managed the (Fund's inception) domestic mid-cap products since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial
                            Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these midsize companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                      Year     Years      Years

Russell MidCap Growth Index                          __.__%    __.__%     __.__%
Morningstar MidCap Growth Category                   __.__     __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.65%       0.65%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.03%       0.91%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $105     $328

                 Preferred Class        93      290

                           Day-to-day Fund Management

     Since December, 2000 John F. McClain. Mr. McClain is a portfolio manager (Fund's inception) for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.


MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, will attempt to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these midsize companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the MidCap S&P 400 Index Fund, Invista Capital Management LLC or Principal Life Insurance Company.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

Russell MidCap Growth Index                          __.__%    __.__%    __.__%
Morningstar MidCap Growth Category                   __.__     __.__     __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.15%       0.15%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.53%       0.41%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class          $54     $170

                 Preferred Class        42      132

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Robert Baur, Ph.D. Dr. Baur joined (Fund's inception) Invista in 1995 after serving as a professor of finance and economics at Drake  University and Grand
                            View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa
                            State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

     Since December, 2000 Co-Manager: Rhonda VanderBeek. Ms. Vander Beek (Fund's inception) directs trading operations for Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.

PARTNERS MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total market value of a company's outstanding stock.

Morgan Stanley, the Sub-Advisor, assigns each member of the portfolio management team to specific "value" or "growth" sectors and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund's overall sector allocation is driven by bottom-up stock selection. Morgan Stanley seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.

Value Investing - Morgan Stanley analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. Morgan Stanley determines value using a variety of measures, including stock price/earnings and stock price/book ratios. Value stocks generally pay dividends, but Morgan Stanley may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, Morgan Stanley considers factors such as high valuation relative to other investment opportunities.

Growth Investing - Morgan Stanley focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, Morgan Stanley emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. Morgan Stanley anticipates that the Fund will invest in a relatively limited number of companies, although it continuously monitors up to 250 companies for possible investment. In determing whether securities should be sold, Morgan Stanley considers factors such as deteriorating short or long-term earnings growth projections.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                        Fund Operating Expenses*

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                      1 Year  3 Years

                 Select Class         $140     $437

                 Preferred Class       128      400

                           Day-to-day Fund Management

     Since ___________, 2000
     (Fund's inception)


PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these midsize companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

Russell MidCap Growth Index                         __.__%     __.__%     __.__%
Morningstar MidCap Growth Category                  __.__      __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

         Select                         Preferred
                                          Class      Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $140     $437

                 Preferred Class       128      400

                           Day-to-day Fund Management

     Since December, 2000   Co-Manager:  Robert  E.  Turner,  CFA.  Mr.  Turner,
     (Fund's inception)     Chairman  and  Chief  Investment  Officer,   founded
                            Turner Investment  Partners,  Inc. in 1990. Prior to
                            1990, he was Senior Investment Manager with Meridian
                            Investment Company. He has 17 years of investment experience. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000 Co-Manager: Christopher K. McHugh. Mr. McHugh joined (Fund's inception) Turner Investment Partners, Inc. in 1990. He holds a
                            BS  in  Accounting  from  Philadelphia   College  of
                            Textiles  and Science and an MBA in Finance from St.
                            Joseph's University.

     Since December, 2000 Co-Manager: William C. McVail. Mr. McVail, Senior (Fund's inception) Equity Portfolio Manager, joined Turner in 1998.
                            Prior  thereto,  he  was  Portfolio  Manager  at PNC
                            Equity Advisers. He has 12 years of investment experience.


PARTNERS  SMALLCAP  GROWTH  FUND I
The Fund seeks  long-term  growth of capital.

Main Strategies
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

Through active trading, the Fund may have a high portfolio turnover rate. High turnover rates can mean higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth. Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

Russell 2000 Growth Index                           __.__%     __.__%     __.__%
Morningstar SmallCap Growth Category                __.__      __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select     Preferred
                                         Class       Class

     Management Fees..................   1.10%       1.10%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.48%       1.36%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $151     $468

                 Preferred Class       138      431

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Michael F. Malouf. Mr. Malouf is a Vice (Fund's inception) President of Neuberger Berman Management and
                            Managing  Director of  Neuberger  Berman,  LLC.  Mr.
                            Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.

     Since December, 2000 Co-Manager: Jennifer K. Silver. Ms. Silver is a Vice (Fund's inception) President of Neuberger Berman Management and
                            Managing  Director of  Neuberger  Berman,  LLC.  Ms.
                            Silver has been Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio
                            Manager at another firm from 1981 to 1997.


PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a small market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Using its own quantitative process, the Sub-Advisor, Federated, rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.

The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Federated may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If shares are sold when their value is less than the price paid, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

S&P/BARRA 600 Growth Index                          __.__%     __.__%    __.__%
Morningstar SmallCap Growth Category                __.__      __.__     __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year  3 Years

                 Select Class         $140     $437

                 Preferred Class       128      400


                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Keith J. Sabol, CFA. Mr. Sabol joined (Fund's inception) Federated in 1994. He has been a Portfolio Manager since 1996 and served as an Assistant Vice President
                            of Federated Investment Management Company from 1997
                            to 1998.  He has been a Vice  President of Federated
                            Investment  Management Company since 1998. Mr. Sabol
                            was an Investment Analyst,  and then Equity Research
                            Coordinator  for  Federated  Investment   Management
                            Company from 1994 to 1996. Mr. Sabol earned his MS in Industrial Administration from Carnegie Mellon
                            University. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000 Co-Manager: Aash M. Shah, CFA. Mr. Shah joined (Fund's inception) Federated in 1993 and has been a Portfolio Manager
                            and  a  Vice   President  of  Federated   Investment
                            Management  Company  since  1997.  Mr.  Shah  was  a
                            Portfolio  Manager and served as an  Assistant  Vice
                            President of Federated Investment Management Company
                            from 1995 through 1996, and as an Investment Analyst
                            from 1993 to 1995.  Mr. Shah received his Masters in
                            Industrial   Administration   from  Carnegie  Mellon
                            University with a concentration in Finance and Accounting. He has earned the right to use the Chartered Financial Analyst designation.


PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.

In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                        Fund Operating Expenses*

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $140     $437


                 Preferred Class       128      400

                           Day-to-day Fund Management

     Since __________, 2001 Co-Manager: Coleman M. Brandt, Vice Chairman, Ark (Fund's inception) Asset Management Co., Inc. Mr. Brandt joined Ark
                            Asset in 1989. Prior to joining Ark Asset, he served
                            as  President  for Lehman  Management  Co.,  Inc. He
                            received his MBA from the Harvard Graduate School of
                            Business   Administration   and  his  BS  from   the
                            Philadelphia College of Textile and Science.

     Since __________, 2001 Co-Manager: William G. Charcalis, Managing Director, (Fund's inception) Ark Asset Management Co., Inc. Mr. Charcalis joined
                            Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining
                            Ark Asset,  he was Senior  Manager at IBM Retirement
                            Funds. He received his BS from the University of Southern California.


SMALLCAP  BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward looking rates of return.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

Russell 2000 Index                                  __.__%     __.__%     __.__%
Morningstar SmallCap Blend Category                 __.__      __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.13%       1.01%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $115     $359


                 Preferred Class       103      322

                           Day-to-day Fund Management

     Since December, 2000   Co-Manager:  Tom Morabito,  CFA. Mr. Morabito joined
     (Fund's inception)     Invista  in  2000  as  the  lead   small-cap   value
                            portfolio  manager.  He has  more  than 12  years of
                            analytical and portfolio management expertise. Since
                            1994,  Mr.   Morabito  was  a  manager  for  INVESCO
                            Management  &  Research.  He  received  his  MBA  in
                            Finance  from   Northeastern   University   and  his
                            Bachelor's degree in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000 Co-Manager: Michael L. Johnson. Mr. Johnson is a (Fund's inception) portfolio manager of Invista. He performs security analysis  and  strategy  development  for the firm's
                            growth   equity   research   effort.   Mr.   Johnson
                            specializes in the capital goods, health care and technology sectors. He joined Invista in 1992. He received his MBA from Drake University and his Bachelor's degree in business administration and finance from the University of Nebraska. He has earned the right to use the Chartered Financial
                            Analyst designation.


SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

Russell 2000 Growth Index                           __.__%    __.__%     __.__%
Morningstar SmallCap Growth Category                __.__     __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.13%       1.01%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $115     $359

                 Preferred Class       103      322

                           Day-to-day Fund Management

     Since December, 2000 John F. McClain. Mr. McClain is a portfolio manager (Fund's inception) for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.


SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility (wide, rapid fluctuations), which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the SmallCap S&P 600 Index Fund, Invista Capital Management, LLC or Principal Life Insurance Company.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

S&P SmallCap 600 Index                              __.__%    __.__%     __.__%
Morningstar SmallCap Blend Category                 __.__     __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.15%       0.15%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.53%       0.41%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class          $54     $170


                 Preferred Class        42      132

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Robert Baur, Ph.D. Dr. Baur joined (Fund's inception) Invista in 1995 after serving as a professor of finance and economics at Drake  University and Grand
                            View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa
                            State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

     Since December, 2000 Co-Manager: Rhonda VanderBeek. Ms. Vander Beek (Fund's inception) directs trading operations for Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.


SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. Up to 25% of Fund assets may be invested in foreign securities.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

Russell 2000 Value Index                            __.__%    __.__%     __.__%
Morningstar SmallCap Value Category                 __.__     __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select   Preferred
                                         Class      Class

     Management Fees..................   0.75%       0.75%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.13%       1.01%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $115     $359


                 Preferred Class       103      322

                           Day-to-day Fund Management

     Since December, 2000 Tom Morabito, CFA. Mr. Morabito joined Invista in (Fund's inception) 2000 as the lead small-cap value portfolio manager.
                            He  has  more  than  12  years  of  analytical   and
                            portfolio  management  expertise.  Since  1994,  Mr.
                            Morabito  was a manager  for  Invesco  Management  &
                            Research. He received his MBA in Finance from Northeastern University and his Bachelor's degree in Economics from State University of New York. He has earned the right to use the Chartered Financial
                            Analyst designation.


TECHNOLOGY FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions . In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

MSCI ________ Index                                 __.__%    __.__%     __.__%
Morningstar Technology Category                     __.__     __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $140     $437


                 Preferred Class       128      400

                           Day-to-day Fund Management

     Since December, 2000 David Mills is Executive Vice President of BT and (Fund's inception) serves as its head of U.S. Equities. He joined BT's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct
                            European investment vehicles offered by BT.

Dynamic Funds

EUROPEAN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT, having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in European securities. These include securities of:
o    companies organized under the laws of European countries;
o companies for which the principal securities trading market is in a European country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o    quality of the company;
     o    nature of its management;
     o    nature of its industry competition; and
     o    business valuation - the true "business value" of the company;
o    maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

MSCI Europe (15) Index - ND                         __.__%    __.__%     __.__%
Morningstar Europe Category                         __.__     __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $140     $437

                 Preferred Class       128      400

                           Day-to-day Fund Management

     Since December, 2000 Crispin Murray, Executive Vice President of BT. Mr. (Fund's inception) Murray joined BT in April 1994 as an Investment
                            Analyst focusing on European equities. His coverage included telecom, technology, bank and media stocks.
                            In December 1997, he took responsibility for a number of the specialist European fund mandates. In
                            April 1998,  he became  Head of  European  Equities.
                            Prior to joining BT, Mr. Murray worked for Equitable
                            Life Assurance Society in the UK as a bond and currency analyst. He received an Honours degree in Economics & Human Geography from Reading University in the UK.


INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

Main Strategies

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
o companies with their principal place of business or principal office in emerging market countries;
o companies for which the principal securities trading market is an emerging market country; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

MSCI - Emerging Markets Free Index - ID             __.__%    __.__%     __.__%
Morningstar Diversified Emerging Market Category    __.__     __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select   Preferred
                                         Class      Class

     Management Fees..................   1.35%       1.35%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.73%       1.61%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $176     $545


                 Preferred Class       164      508

                           Day-to-day Fund Management

     Since December, 2000 Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio (Fund's inception) manager specializing in the management of
                            international  equity  portfolios.   He  joined  the
                            Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from
                            Drake University and his BBA in Accounting from Iowa
                            State University. He has earned the right to use the Chartered Financial Analyst designation.


INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia
(Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                  Past One  Past Five  Past Ten
                                                    Year      Years     Years

MSCI EAFE (Europe, Australia, Far East) Index - ND __.__%     __.__%    __.__%
Morningstar Foreign Category                       __.__      __.__     __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.90%       0.90%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.28%       1.16%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $130     $406

                 Preferred Class       118      368

                           Day-to-day Fund Management

     Since December, 2000 Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio (Fund's inception) manager specializing in the management of
                            international  equity  portfolios.   He  joined  the
                            Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from
                            Drake University and his BBA in Accounting from Iowa
                            State University. He has earned the right to use the Chartered Financial Analyst designation.


INTERNATIONAL II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
o companies with their principal place of business or principal offices outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year     Years      Years

MSCI EAFE (Europe, Australia, Far East) Index - ND  __.__%    __.__%     __.__%
Morningstar Foreign Category                        __.__     __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $140     $437

                 Preferred Class       128      400

                           Day-to-day Fund Management

     Since December, 2000 Christopher Selth, Executive Vice President of BT, (Fund's inception) was appointed its head of International Equities in
                            1998 and its  joint  head of  Equities  in 1999.  He
                            joined BT in 1987 as an  Investment  Analyst  in the
                            retail unit trust  group.  In 1988,  he was assigned
                            the responsibility to cover European  equities.  Mr.
                            Selth  was  given  responsibility  for the  European
                            component  of all retail  unit trusts in March 1994.
                            Since  November  1996, he has been  responsible  for
                            institutional   and  retail  European   investments,
                            supervising   all  European   activities,   and  the
                            European funds  management  group.  Prior to joining
                            BT, Mr. Selth worked with QBE Insurance Limited in investment management as an assistant to the Group
                            Treasurer. He holds a Bachelor's degree in Economics
                            (Honours) from the University of Sydney.


INTERNATIONAL SMALLCAP FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years     Years

MSCI EAFE (Europe, Australia, Far East) Index - ND  __.__%    __.__%     __.__%
Morningstar Foreign Category                        __.__     __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select     Preferred
                                         Class       Class

     Management Fees..................   1.20%       1.20%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.58%       1.46%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $161     $499

                 Preferred Class       149      462

                           Day-to-day Fund Management

     Since December, 2000 Darren K. Sleister, CFA. Mr. Sleister is a portfolio (Fund's inception) manager specializing in the management of international equity portfolios. Mr. Sleister joined
                            Invista in 1993. He received his MBA in Investment and Corporate Finances from the University of Iowa and his Bachelor's degree in Communications from Central College. He has earned the right to use the Chartered Financial Analyst designation.


PACIFIC BASIN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of: o companies organized under the laws of Pacific Basin countries; o companies for which the principal securities trading market is in a Pacific Basin country; and o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.

The global equity investment philosophy of BT, the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o   quality of the company;
     o   nature of its management;
     o   nature of its industry competition; and
     o  business  valuation  - the  true  "business  value"  of the  company;
o    maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

      Average annual total returns for the period ending December 31, 2000

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                 Since
       Class   Inception

     Select      _.__%*
     Preferred   _.__*

                                                   Past One  Past Five  Past Ten
                                                     Year      Years      Years

MSCI Pacific Index - ND                             __.__%     __.__%     __.__%
Morningstar Diversified Pacific/Asia Category       __.__      __.__      __.__

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                        Fund Operating Expenses

                                         Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                     1 Year   3 Years

                 Select Class         $140     $437

                 Preferred Class       128      400

                           Day-to-day Fund Management

     Since December, 2000 Dean Cashman is Executive Vice President of BT and (Fund's inception) serves as head of Japanese equities. He joined BT in
                            January 1988, initially involved in the liquids and fixed interest group, but moved to the European equity group in late 1989 specializing in the Latin
                            Block countries  including France,  Italy and Spain.
                            He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.

LifeTime Funds

LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010. Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses

Management Fees.......................   0.1225%

         Total Fund Operating Expenses   0.1225%

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                  1 Year    3 Years

                 Select Class

                 Preferred Class

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky (Fund's inception) joined Invista Capital Management in 1997. He is reponsible for asset  allocation and provides advice
                            to clients  concerning their  portfolios  across all
                            asset  classes.  Previously,  he was a  relationship
                            manager   at   Invista   with   responsibility   for
                            investment communication, relationship development and investor education. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000   Co-Manager:  Douglas  R.  Ramsey,  CFA.  Mr.  Ramsey
     (Fund's inception)     joined  Invista in 1997.  As portfolio  manager,  he
                            provides  clients with asset  allocation  advice and
                            research  services covering all major asset classes.
                            Previously,   he  was  a  portfolio  strategist  for
                            Invista's value team with  responsibility for equity
                            securities  analysis and strategy.  Prior to joining
                            Invista,  Mr.Ramsey was an equity portfolio  manager
                            at   Investors   Management   Group  and  an  equity
                            strategist  at SCI Capital  Management.  He received
                            his MA in Economics from Ohio State University and a
                            BA in Economics and Business  Administration  at Coe
                            College.   He  has  earned  the  right  to  use  the
                            Chartered  Financial Analyst  designation.

LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020. Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses

Management Fees.......................   0.1225%

         Total Fund Operating Expenses   0.1225%

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                  1 Year    3 Years

                 Select Class

                 Preferred Class

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky (Fund's inception) joined Invista Capital Management in 1997. He is reponsible for asset  allocation and provides advice
                            to clients  concerning their  portfolios  across all
                            asset  classes.  Previously,  he was a  relationship
                            manager   at   Invista   with   responsibility   for
                            investment communication, relationship development and investor education. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000   Co-Manager:  Douglas  R.  Ramsey,  CFA.  Mr.  Ramsey
     (Fund's inception)     joined  Invista in 1997.  As portfolio  manager,  he
                            provides  clients with asset  allocation  advice and
                            research  services covering all major asset classes.
                            Previously,   he  was  a  portfolio  strategist  for
                            Invista's value team with  responsibility for equity
                            securities  analysis and strategy.  Prior to joining
                            Invista,  Mr.Ramsey was an equity portfolio  manager
                            at   Investors   Management   Group  and  an  equity
                            strategist  at SCI Capital  Management.  He received
                            his MA in Economics from Ohio State University and a
                            BA in Economics and Business  Administration  at Coe
                            College.   He  has  earned  the  right  to  use  the
                            Chartered  Financial Analyst  designation.

LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030. Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses

Management Fees.......................   0.1225%

         Total Fund Operating Expenses   0.1225%

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                  1 Year    3 Years

                 Select Class

                 Preferred Class

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky (Fund's inception) joined Invista Capital Management in 1997. He is reponsible for asset  allocation and provides advice
                            to clients  concerning their  portfolios  across all
                            asset  classes.  Previously,  he was a  relationship
                            manager   at   Invista   with   responsibility   for
                            investment communication, relationship development and investor education. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000   Co-Manager:  Douglas  R.  Ramsey,  CFA.  Mr.  Ramsey
     (Fund's inception)     joined  Invista in 1997.  As portfolio  manager,  he
                            provides  clients with asset  allocation  advice and
                            research  services covering all major asset classes.
                            Previously,   he  was  a  portfolio  strategist  for
                            Invista's value team with  responsibility for equity
                            securities  analysis and strategy.  Prior to joining
                            Invista,  Mr.Ramsey was an equity portfolio  manager
                            at   Investors   Management   Group  and  an  equity
                            strategist  at SCI Capital  Management.  He received
                            his MA in Economics from Ohio State University and a
                            BA in Economics and Business  Administration  at Coe
                            College.   He  has  earned  the  right  to  use  the
                            Chartered  Financial Analyst  designation.


LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040. Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses

Management Fees.......................   0.1225%

         Total Fund Operating Expenses   0.1225%

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                  1 Year    3 Years

                 Select Class

                 Preferred Class

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky (Fund's inception) joined Invista Capital Management in 1997. He is reponsible for asset  allocation and provides advice
                            to clients  concerning their  portfolios  across all
                            asset  classes.  Previously,  he was a  relationship
                            manager   at   Invista   with   responsibility   for
                            investment communication, relationship development and investor education. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000   Co-Manager:  Douglas  R.  Ramsey,  CFA.  Mr.  Ramsey
     (Fund's inception)     joined  Invista in 1997.  As portfolio  manager,  he
                            provides  clients with asset  allocation  advice and
                            research  services covering all major asset classes.
                            Previously,   he  was  a  portfolio  strategist  for
                            Invista's value team with  responsibility for equity
                            securities  analysis and strategy.  Prior to joining
                            Invista,  Mr.Ramsey was an equity portfolio  manager
                            at   Investors   Management   Group  and  an  equity
                            strategist  at SCI Capital  Management.  He received
                            his MA in Economics from Ohio State University and a
                            BA in Economics and Business  Administration  at Coe
                            College.   He  has  earned  the  right  to  use  the
                            Chartered  Financial Analyst  designation.


LIFETIME 2050 FUND
The Fund seeks long-teThe Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Income Fund. At that time, the Fund may be combined with the LifeTime Income Fund, without a vote of shareholders. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses

Management Fees.......................   0.1225%

         Total Fund Operating Expenses   0.1225%

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                  1 Year    3 Years

                 Select Class

                 Preferred Class

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky (Fund's inception) joined Invista Capital Management in 1997. He is reponsible for asset  allocation and provides advice
                            to clients  concerning their  portfolios  across all
                            asset  classes.  Previously,  he was a  relationship
                            manager   at   Invista   with   responsibility   for
                            investment communication, relationship development and investor education. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000   Co-Manager:  Douglas  R.  Ramsey,  CFA.  Mr.  Ramsey
     (Fund's inception)     joined  Invista in 1997.  As portfolio  manager,  he
                            provides  clients with asset  allocation  advice and
                            research  services covering all major asset classes.
                            Previously,   he  was  a  portfolio  strategist  for
                            Invista's value team with  responsibility for equity
                            securities  analysis and strategy.  Prior to joining
                            Invista,  Mr.Ramsey was an equity portfolio  manager
                            at   Investors   Management   Group  and  an  equity
                            strategist  at SCI Capital  Management.  He received
                            his MA in Economics from Ohio State University and a
                            BA in Economics and Business  Administration  at Coe
                            College.   He  has  earned  the  right  to  use  the
                            Chartered  Financial Analyst  designation.


LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The Fund allocates its assets in the underlying funds using a moderate allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors in retirement.

Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

                Fund Operating Expenses

Management Fees.......................   0.1225%

         Total Fund Operating Expenses   0.1225%

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                  1 Year    3 Years

                 Select Class


                 Preferred Class

                           Day-to-day Fund Management

     Since December, 2000 Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky (Fund's inception) joined Invista Capital Management in 1997. He is reponsible for asset  allocation and provides advice
                            to clients  concerning their  portfolios  across all
                            asset  classes.  Previously,  he was a  relationship
                            manager   at   Invista   with   responsibility   for
                            investment communication, relationship development and investor education. Prior to joining Invista, Mr. Laschanzky was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned his MBA and BA in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000   Co-Manager:  Douglas  R.  Ramsey,  CFA.  Mr.  Ramsey
     (Fund's inception)     joined  Invista in 1997.  As portfolio  manager,  he
                            provides  clients with asset  allocation  advice and
                            research  services covering all major asset classes.
                            Previously,   he  was  a  portfolio  strategist  for
                            Invista's value team with  responsibility for equity
                            securities  analysis and strategy.  Prior to joining
                            Invista,  Mr.Ramsey was an equity portfolio  manager
                            at   Investors   Management   Group  and  an  equity
                            strategist  at SCI Capital  Management.  He received
                            his MA in Economics from Ohio State University and a
                            BA in Economics and Business  Administration  at Coe
                            College.   He  has  earned  the  right  to  use  the
                            Chartered Financial Analyst designation.

General Information

THE COSTS OF INVESTING

Fees and Expenses of the Funds
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

Ongoing Fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each LifeTime Fund pays a management fee to the Manager. In addition, each LifeTime Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Select class shares of each LifeTime Fund invests in the Select class shares of the underlying funds. Similarly, the Preferred class of the LifeTime Fund invests in the Preferred class of the underlying funds. The investment return of each LifeTime Fund is net of the underlying funds' expenses.

Each of the other Funds pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
o Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
o Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders. Over time, these fees may exceed other types of sales charges.
o Administrative Service Fee - The Manager has entered into an Administrative Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
o Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

Conversion Features
Principal Investors Fund will:
o    convert  all  Select  shares  held by a plan  to  Preferred  shares  if the aggregate value of the shares exceeds $10 million on the annual determination date (which shall be the 75th day (or prior business day) before the plan year-end);
o convert all Preferred shares held by a plan to Select shares if the aggregate value of the shares is less than $8 million on the annual determination date;
o effect the conversion on the basis of relative net assets of the two classes without any charge; and
o make the conversion effective on the 30th day (or next business day) after the annual determination date.


CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The information in this section does not directly apply to the LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Risks of High Yield Securities
The Balanced and Bond & Mortgage Securities Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Derivatives
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipated;
o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
o    the counterparty may fail to perform its obligations.

Foreign Securities
Each of the following Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
o companies with their principal place of business or principal office outside the U.S.; and
o companies for which the principal securities trading market is outside the U.S.

The European Equity, International I, International II, International Emerging Markets, International SmallCap, Pacific Basin and Technology Funds each may invest up to 100% of its assets in foreign securities. Each LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may invest in foreign securities to the extent that its relevant index is so invested. The other Funds (except Government Securities) may each invest up to 25% of its assets in foreign securities.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
o    increased social, political and economic instability;
o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
o    relatively new capital market structure or market-oriented economy;
o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objective.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. No turnover rates are calculated for the other Funds as they have been in existence for less than six months.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
The Manager
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of Advisors Select, Advisors Preferred, Select and Preferred Fund classes of shares.

The Fund and the Manager have entered into a Portfolio Accounting Service Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31,2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisors
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

Funds: Balanced (equity securities portion), International I, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, LifeTime 2010, LifeTime 2020, LifeTime 2030, LifeTime 2050, LifeTime Strategic Income, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value

Sub-Advisor:      Invista  Capital  Management,  LLC  ("Invista"),  an  indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including
                  Principal  Life.  Assets under  management  as of December 31,
                  2000, were approximately $____ billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Funds: Balanced (fixed-income portion), Bond & Mortgage Securities, Government Securities, High Quality Short-Term Bond, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and Money Market

Sub-Advisor:      Principal Capital Income Investors,  LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $____ billion. PCII's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Fund:             Real Estate

Sub-Advisor:      Principal  Capital Real Estate  Investors,  LLC ("PCREI"),  an
                  indirect  wholly-owned  subsidiary of Principal Life Insurance
                  Company and an affiliate of the Manager,  was founded in 2000.
                  It manages investments for institutional investors,  including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $____ billion.
                  PCREI's  address is 1800 Hub Tower,  699  Walnut,  Des Moines,
                  Iowa 50309.

Funds:            European, International II, Pacific Basin and Technology

Sub-Advisor:      BT  Funds  Management  (International)  Limited  ("BT")  is  a
                  related company of BT Funds Management Limited ("BTFM") and a member of the Principal Financial Group. Its address is The
                  Chifley Tower, 2 Chifley Square, Sydney NSW 2000 Australia. As of December 31,2000, BT, together with BTFM, had approximately
                  $____ billion under management.

Funds:            Partners LargeCap Growth I and Partners MidCap Blend

Sub-Advisor:      Morgan  Stanley  Asset  Management  ("Morgan  Stanley"),  with principal offices at 1221 Avenue of the Americas, New York, NY
                  10020,  conducts a worldwide portfolio management business and provides a broad  range of  portfolio  management  services to customers in the U.S. and abroad. As of ______________,  2000,
                  Morgan  Stanley,  together with its  affiliated  institutional
                  asset  management  companies,   managed  investments  totaling
                  approximately $_____ billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management
                  Inc. changed its name to Morgan Stanley Dean Witter Investment
                  Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

Fund:             Partners MidCap Growth

Sub-Advisor:      Turner  Investment  Partners,  Inc.  ("Turner") was founded in
                  1990. Its address is 1235 Westlake Drive,  Suite 350,  Berwyn,
                  PA 19312. As of December 31, 2000, Turner had discretionary management authority with respect to approximately $____ billion in assets.

Fund:             Partners LargeCap Value

Sub-Advisor:      Alliance  Capital  Management  L.P.  ("Alliance")  through its
                  Bernstein    Investment    Research   and   Management    unit
                  ("Bernstein"). As of December 31, 2000, Alliance managed $___ billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Funds:            Partners MidCap Value and Partners SmallCap Growth I

Sub-Advisor:      Neuberger Berman  Management Inc.  ("Neuberger  Berman") is an
                  affiliate of Neuberger  Berman,  LLC.  Neuberger Berman LLC is
                  located  at  605  Third  Avenue,   2nd  Floor,  New  York,  NY
                  10158-0180. Together with Neuberger Berman, the firms manage more than $____ billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Funds:            Partners LargeCap Blend and Partners SmallCap Growth II

Sub-Advisor:      Federated  Investment  Management  Company  ("Federated") is a
                  registered investment adviser and a wholly-owned subsidiary of
                  Federated   Investors,   Inc.,  which  was  founded  in  1955.
                  Federated is located in the Federated  Investors Tower at 1001
                  Liberty Avenue,  Pittsburgh, PA 15222-3779. As of December 31,
                  2000, Federated managed $___ billion in assets.

Fund:             Partners LargeCap Growth II

Sub-Advisor:      American  Century  Investment   Management,   Inc.  ("American
                  Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS
                  64111. As of December 31, 2000,  American Century managed over
                  $_____ billion in assets.

Fund:             Partners SmallCap Value

Sub-Advisor:      Ark  Asset   Management   Co.,   Inc.   ("Ark  Asset")  is  an
                  independent,  100% employee owned investment  management firm.
                  Ark Asset's offices are located at 125 Broad Street, New York,
                  New York 10004.  As of December  31, 2000,  Ark Asset  managed
                  $_______billion in assets.

Duties of Manager and Sub-Advisors
The Manager or Sub-Advisor provides the Board of Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policy and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor.

Principal Investors Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
o    hire one or more Sub-Advisors; o change Sub-Advisors; and
o    reallocate management fees between itself and Sub-Advisors.
The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated
Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved. The Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Blend Fund, Partners MidCap Growth Fund, Partners MidCap Value, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II and Partners SmallCap Value Fund have received the necessary shareholder approval and intend to rely on the order.


SHAREHOLDER INFORMATION

Pricing of Fund Shares
Each Fund's shares are bought and sold at the current NAV. The share price of each class of each Fund is calculated each day the New York Stock Exchange
(NYSE) is open. The NAV is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the NAV used to fill the order is the next price calculated after the order is received.

For all Funds except the Money Market Fund,  the NAV is calculated  by:
o    taking the current market value of the total assets of the Fund
o    subtracting liabilities of the Fund
o    dividing the remainder proportionately into the classes of the Fund
o    subtracting the liabilities of each class
o    dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.

NOTES:
o If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The European, International I, International II, International Emerging Markets, International SmallCap and Pacific Basin Funds each has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Purchase of Fund Shares
Shares may be purchased:
o    via the internet.
     o standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
     o   available 7 days a week (7 a.m. to 9 p.m. Central Time).
o    using a modem.
     o    plan contributions transferred electronically.
     o standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
     o    available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.

Redemption of Fund Shares
Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Exchange of Fund Shares
An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund, provided that:
o the class shares of such other Fund are available in the plan member's state of residence; and
o    shares of such other Fund are available through the plan.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.

Dividends and Distributions
The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond and LifeTime Strategic Income Funds pay most of their net dividend income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Money Market Fund) pay most of their net dividend income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is December 23 (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Money Market Fund.

Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.

Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.

A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.


FUND ACCOUNT INFORMATION

Statements
Unless the plan elects to receive statements on a semiannual or annual basis, statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.

Minimum Account Balance
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Funds is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be mailed to the plan sponsor. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum

Reservation of Rights
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements
Plans will receive annual financial statements for the Funds, examined by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.


                                   APPENDIX A


RELATED PERFORMANCE OF THE SUB-ADVISORS

The Funds started operation in December, 2000 and have no historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.

Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

Please note that 1999 was an exceptionally good year for the stocks of technology companies and mutual funds that invest in them. It should not be expected that those stocks and funds will perform as well every year. Stock prices can change unpredictably and, in fact, they may lose value in some years.

Appendix A

PERFORMANCE RESULTS - STABLE FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)

                                                            YTD    1 YR   3 YR    5 YR   10 YR
High Quality Short-Term Bond Fund Select*
High Quality Short-Term Bond Fund Preferred*
PCII High Quality Short-Term Bond Composite
   Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index
   Average Short-Term Bond Category (Morningstar)

                                                                                      Annual Performance
                                                                                    (year ended December 31)

                                                          2000     1999    1998   1997    1996    1995   1994    1993   1992    1991
High Quality Short-Term Bond Fund Select*
High Quality Short-Term Bond Fund Preferred*
PCII High Quality Short-Term Bond Composite                       1.05    6.79   6.64
   Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index             2.09    7.63   7.13    4.67   12.88  -0.72    7.10   6.83   13.17
   Average Short-Term Bond Category (Morningstar)                 2.12    6.28   6.51    4.35   11.48  -0.86    6.86   6.15   13.43

*Fund's inception 12/6/00.

PERFORMANCE RESULTS - CONSERVATIVE FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)

                                                            YTD    1 YR   3 YR    5 YR   10 YR
Bond & Mortgage Securities Fund Select*
Bond & Mortgage Securities Fund Preferred*
PCII Multi-Sector Composite
   Lehman Brothers Aggregate Bond Index
   Average Intermediate-Term Bond Category (Morningstar)

Government Securities Fund Select*
Government Securities Fund Preferred*
PCII Mortgage-Backed Broad Composite
   Lehman Brothers Mortgage Backed Securities Index
   Average Intermediate Government Category (Morningstar)

High Quality Intermediate-Term Bond Fund
   Select*
High Quality Intermediate-Term Bond Fund
   Preferred*
PCII High Quality Intermediate-Term Bond Composite
   Lehman Brothers Aggregate Bond Index
   Average Intermediate-Term Bond Category (Morningstar)

High Quality Long-Term Bond Fund Select*
High Quality Long-Term Bond Fund Preferred*
PCII High Quality Long-Term Bond Composite
   Lehman Brothers Long Term Gov't./Corporate Bond Index
   Average Long-Term Bond Category (Morningstar)


                                                                                      Annual Performance
                                                                                    (year ended December 31)

                                                           2000    1999    1998   1997    1996    1995   1994    1993   1992    1991
Bond & Mortgage Securities Fund Select*
Bond & Mortgage Securities Fund Preferred*
PCII Multi-Sector Composite                                       -0.57    7.97  10.16    3.94   18.41  -2.05   10.67   8.25   15.89
   Lehman Brothers Aggregate Bond Index                           -0.82    8.69   9.65    3.63   18.47  -2.92    9.75   7.40   16.00
   Average Intermediate-Term Bond Category (Morningstar)          -1.22    7.42   8.76    3.30   17.35  -3.73   10.39   7.20   16.62

Government Securities Fund Select*
Government Securities Fund Preferred*
PCII Mortgage-Backed Broad Composite                               0.22    7.62   9.97    3.90   19.10  -4.41
   Lehman Brothers Mortgage Backed Securities Index                1.85    6.97   9.49    5.36   16.80  -1.61    6.84   6.96   15.72
   Average Intermediate Government Category (Morningstar)         -1.44    7.45   8.45    2.80   16.42  -4.02    8.03   6.39   14.67

High Quality Intermediate-Term Bond Fund
   Select*
High Quality Intermediate-Term Bond Fund
   Preferred*
PCII High Quality Intermediate-Term Bond Composite                -0.57    8.28   9.32
   Lehman Brothers Aggregate Bond Index                           -0.82    8.69   9.65    3.63   13.47  -2.92    9.75   7.40   16.00
   Average Intermediate-Term Bond Category (Morningstar)          -1.22    7.42   8.76    3.30   17.35  -3.73   10.39   7.20   16.62

High Quality Long-Term Bond Fund Select*
High Quality Long-Term Bond Fund Preferred*
PCII High Quality Long-Term Bond Composite                        -7.41   10.39   4.85
   Lehman Brothers Long Term Gov't./Corporate Bond Index          -7.64   11.76  14.52    0.13   29.93  -7.10   16.17   8.53   19.53
   Average Long-Term Bond Category (Morningstar)                  -2.78    6.51  10.53    3.54   21.33  -6.13   13.34   7.98   17.15

*Fund's inception 12/6/00.

PERFORMANCE RESULTS - MODERATE FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)

                                                            YTD    1 YR   3 YR    5 YR   10 YR
Balanced Fund Select*
Balanced Fund Preferred*
Invista Balanced Composite
PCII Multi-Sector Composite
   S&P 500 Index
   Lehman Brothers Aggregate Bond Index
   Average Domestic Hybrid Category (Morningstar)

LargeCap Blend Fund Select*
LargeCap Blend Fund Preferred*
Invista Large Cap Composite
   S&P 500 Index
   Average LargeCap Blend  Category (Morningstar)

Partners LargeCap Blend Fund Select*
Partners LargeCap Blend Fund Preferred*
Federated Capital Appreciation Composite
   S&P 500 Index
   Average LargeCap Blend  Category (Morningstar)

LargeCap Growth Fund Select*
LargeCap Growth Fund Preferred*
Invista Large Cap Growth Composite
   S&P/BARRA 500 Growth Index
   Average LargeCap Growth Category (Morningstar)

Partners LargeCap Growth Fund I Select*
Partners LargeCap Growth Fund I Preferred*
Morgan Stanley Equity Growth Composite
   S&P 500 Index
   Average LargeCap Growth Category (Morningstar)

Partners LargeCap Growth Fund II Select*
Partners LargeCap Growth Fund II Preferred*
American Century Growth Composite
   Russell 1000 Growth Index
   Average LargeCap Growth Category (Morningstar)

LargeCap S&P 500 Index Fund Select*
LargeCap S&P 500 Index Fund Preferred*
Invista S&P 500 Index Composite
   S&P 500 Index
   Average LargeCap Blend Category (Morningstar)

LargeCap Value Fund Select*
LargeCap Value Fund Preferred*
Invista Large Cap Value Composite
   S&P/BARRA 500 Value Index
   Average LargeCap Value Category (Morningstar)

Partners LargeCap Value Fund Select*
Partners LargeCap Value Fund Preferred*
Sanford C. Bernstein Diversified Value Composite
   Russell 1000 Value Index
   Average LargeCap Value Category (Morningstar)

MidCap Value Fund Select*
MidCap Value Fund Preferred*
Invista Mid Cap Value Composite
   S&P/BARRA 400 Value Index
   Average MidCap Value Category (Morningstar)

Partners MidCap Value Fund Select*
Partners MidCap Value Fund Preferred*
Neuberger Berman MidCap Value Composite
   Russell Midcap Value Index
   Average MidCap Value Category (Morningstar)

Real Estate Fund Select*
Real Estate Fund Preferred*
PCREI Real Estate Composite
   Morgan Stanley REIT Index


                                                                                      Annual Performance
                                                                                    (year ended December 31)

                                                          2000    1999    1998   1997    1996    1995   1994    1993   1992    1991
Balanced Fund Select*
Balanced Fund Preferred*
Invista Balanced Composite                                        2.20   12.17  20.03   10.69   26.88  -1.63   14.25  10.73   27.19
PCII Multi-Sector Composite                                      -0.57    7.97  10.16    3.94   18.41  -2.05   10.67   8.25   15.89
   S&P 500 Index                                                 21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47
   Lehman Brothers Aggregate Bond Index                          -0.82    8.69   9.65    3.63   18.47  -2.92    9.75   7.40   16.00
   Average Domestic Hybrid Category (Morningstar)                 8.24   12.50  18.24   13.07   24.87  -2.56   12.07   8.22   23.87

LargeCap Blend Fund Select*
LargeCap Blend Fund Preferred*
Invista Large Cap Composite                                       9.57   24.70  29.66   24.35
   S&P 500 Index                                                 21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47
   Average LargeCap Blend  Category (Morningstar)                19.72   21.95  27.43   20.37   31.99  -1.08   11.12   7.62   32.13

Partners LargeCap Blend Fund Select*
Partners LargeCap Blend Fund Preferred*
Federated Capital Appreciation Composite                         43.39   20.08  30.62   18.39   37.17  -0.30   11.31  11.37   27.43
   S&P 500 Index                                                 21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47
   Average LargeCap Blend  Category (Morningstar)                19.72   21.95  27.43   20.37   31.99  -1.08   11.12   7.62   32.13

LargeCap Growth Fund Select*
LargeCap Growth Fund Preferred*
Invista Large Cap Growth Composite
   S&P/BARRA 500 Growth Index                                    28.25   42.15  36.38   23.98   38.13   3.13    1.68   5.07   38.37
   Average LargeCap Growth Category (Morningstar)                39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69

Partners LargeCap Growth Fund I Select*
Partners LargeCap Growth Fund I Preferred*
Morgan Stanley Equity Growth Composite                          39.42   21.11  31.40   31.23   45.03   3.18    4.32   5.99   25.54
   S&P 500 Index                                                21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47
   Average LargeCap Growth Category (Morningstar)               39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69

Partners LargeCap Growth Fund II Select*
Partners LargeCap Growth Fund II Preferred*
American Century Growth Composite                               34.68   36.77  29.28   14.92   20.35  -1.49    3.76  -4.29   69.02
   Russell 1000 Growth Index                                    33.16   38.71  30.49   23.12   37.19   2.66    2.90   5.00   41.16
   Average LargeCap Growth Category (Morningstar)               39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69

LargeCap S&P 500 Index Fund Select*
LargeCap S&P 500 Index Fund Preferred*
Invista S&P 500 Index Composite                                 20.62   28.16  32.89   22.51   37.07   1.05
   S&P 500 Index                                                21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47
   Average LargeCap Blend Category (Morningstar)                19.72   21.95  27.43   20.37   31.99  -1.08   11.12   7.62   32.13

LargeCap Value Fund Select*
LargeCap Value Fund Preferred*
Invista Large Cap Value Composite                               -7.12   18.04  28.94   22.18
   S&P/BARRA 500 Value Index                                    12.72   14.68  29.99   21.99   37.00  -0.63   18.60  10.53   22.56
   Average LargeCap Value Category (Morningstar)                 6.63   13.10  27.01   20.79   32.28  -0.81   13.25   9.89   28.51

Partners LargeCap Value Fund Select*
Partners LargeCap Value Fund Preferred*
Sanford C. Bernstein Diversified Value Composite                  7.80
   Russell 1000 Value Index                                       7.35   15.63  35.18   21.64   38.35  -1.99   18.12  13.81   24.61
   Average LargeCap Value Category (Morningstar)                  6.63   13.10  27.01   20.79   32.28  -0.81   13.25   9.89   28.51

MidCap Value Fund Select*
MidCap Value Fund Preferred*
Invista Mid Cap Value Composite                                  -7.36    3.25  35.49   16.03   41.18   0.98   11.43   7.57   33.54
   S&P/BARRA 400 Value Index                                      2.33    4.67  34.32   19.40   34.04  -0.57   13.43  16.02
   Average MidCap Value Category (Morningstar)                    7.78    3.92  26.04   20.50   29.27  -1.11   17.11  13.54   29.65

Partners MidCap Value Fund Select*
Partners MidCap Value Fund Preferred*
Neuberger Berman MidCap Value Composite                           8.04  -10.66  32.66   28.08   35.23  -1.89   16.44  17.52   22.36
   Russell Midcap Value Index                                    -0.11    5.09  34.37   20.26   34.93  -2.13   15.62  21.68   37.92
   Average MidCap Value Category (Morningstar)                    7.78    3.92  26.04   20.50   29.27  -1.11   17.11  13.54   29.65

Real Estate Fund Select*
Real Estate Fund Preferred*
PCREI Real Estate Composite                                      -3.01  -10.20  19.83
   Morgan Stanley REIT Index                                     -4.55  -16.90  18.58   35.89   12.90

*Fund's inception 12/6/00.

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)

                                                            YTD    1 YR   3 YR    5 YR   10 YR
MidCap Blend Fund Select*
MidCap Blend Fund Preferred*
Invista Mid Cap Core Composite
   S&P MidCap 400 Index
   Average MidCap Blend Category (Morningstar)

MidCap Growth Fund Select*
MidCap Growth Fund Preferred*
Invista Mid Cap Growth Composite
   Russell Midcap Growth Index
   Average MidCap Growth Category (Morningstar)

MidCap S&P 400 Index Fund Select*
MidCap S&P 400 Index Fund Preferred*
Invista S&P 400 Index Composite
   S&P MidCap 400 Index
   Average MidCap Blend Category (Morningstar)

Partners MidCap Blend Fund Select*
Partners MidCap Blend Fund Preferred*
Morgan Stanley MidCap Blend Index Composite
   S&P MidCap 400 Index
   Average MidCap Blend Category (Morningstar)

Partners MidCap Growth Fund Select*
Partners MidCap Growth Fund Preferred*
Turner Investment Partners Midcap Growth Composite
   Russell Midcap Growth Index
   Average MidCap Growth Category (Morningstar)

SmallCap Blend Fund Select*
SmallCap Blend Fund Preferred*
Invista Small Company Blend Composite
   Russell 2000 Index
   Average SmallCap Blend Category (Morningstar)

SmallCap Growth Fund Select*
SmallCap Growth Fund Preferred*
Invista Small Cap Growth Composite
   Russell 2000 Growth Index
   Average SmallCap Growth Category (Morningstar)

Partners SmallCap Growth Fund I Select*
Partners SmallCap Growth Fund I Preferred*
Neuberger Berman SmallCap Growth Composite
   Russell 2000 Growth Index
   Average SmallCap Growth Category (Morningstar)

Partners SmallCap Growth Fund II Select*
Partners SmallCap Growth Fund II Preferred*
Federated Aggressive Growth Composite
   S&P/BARRA 600 Growth Index
   Average SmallCap Growth Category (Morningstar)

Partners SmallCap Value Fund Select*
Partners SmallCap Value Fund Preferred*
Ark Asset Small Cap Value Composite
   Russell 2000 Value Index
   Average SmallCap Value Category (Morningstar)

SmallCap S&P 600 Index Fund Select*
SmallCap S&P 600 Index Fund Preferred*
Invista Small Cap S&P 600 Index Composite
   S&P SmallCap 600 Index
   Average SmallCap Blend Category (Morningstar)

SmallCap Value Fund Select*
SmallCap Value Fund Preferred*
Invista Small Cap Value Composite
   Russell 2000 Value Index
   Average SmallCap Value Category (Morningstar)

Technology Fund Select*
Technology Fund Preferred*
   Average Technology Category (Morningstar)


                                                                                      Annual Performance
                                                                                    (year ended December 31)

                                                          2000   1999    1998   1997    1996    1995   1994    1993   1992    1991
MidCap Blend Fund Select*
MidCap Blend Fund Preferred*
Invista Mid Cap Core Composite                                    12.37    4.72  24.95   18.66   33.39   5.46   -0.26   9.01
   S&P MidCap 400 Index                                           14.72   19.11  32.25   19.18   30.92  -3.59   13.93  11.90  50.072
   Average MidCap Blend Category (Morningstar)                    18.70    6.77  26.45   20.44   28.71  -1.61   14.50  14.93  36.206

MidCap Growth Fund Select*
MidCap Growth Fund Preferred*
Invista Mid Cap Growth Composite                                  69.96    2.48  26.15   13.40
   Russell Midcap Growth Index                                    51.29   17.86  22.54   17.48   33.98  -2.16   11.19   8.71  47.033
   Average MidCap Growth Category (Morningstar)                   63.90   17.51  17.05   16.99   34.79  -1.03   15.64   9.03  50.975

MidCap S&P 400 Index Fund Select*
MidCap S&P 400 Index Fund Preferred*
Invista S&P 400 Index Composite
   S&P MidCap 400 Index                                           14.72   19.11  32.25   19.20   30.95  -3.58   13.95  11.91  50.102
   Average MidCap Blend Category (Morningstar)                    18.70    6.77  26.45   20.44   28.71  -1.61   14.50  14.93  36.206

Partners MidCap Blend Fund Select*
Partners MidCap Blend Fund Preferred*
Morgan Stanley MidCap Blend Index Composite
   S&P MidCap 400 Index                                           14.72   19.11  32.25   19.20   30.95  -3.58   13.95  11.91  50.102
   Average MidCap Blend Category (Morningstar)                    18.70    6.77  26.45   20.44   28.71  -1.61   14.50  14.93  36.206

Partners MidCap Growth Fund Select*
Partners MidCap Growth Fund Preferred*
Turner Investment Partners Midcap Growth Composite               126.09   26.33  41.77   18.25
   Russell Midcap Growth Index                                    51.29   17.86  22.54   17.48   33.98  -2.16   11.19   8.71  47.033
   Average MidCap Growth Category (Morningstar)                   63.90   17.51  17.05   16.99   34.79  -1.03   15.64   9.03  50.975


SmallCap Blend Fund Select*
SmallCap Blend Fund Preferred*
Invista Small Company Blend Composite                             12.31   -9.59  21.15   18.01   29.44   3.05   21.32  26.90  24.82
   Russell 2000 Index                                             21.26   -2.55  22.36   16.50   28.45  -1.82   18.88  18.41  46.048
   Average SmallCap Blend Category (Morningstar)                  18.18   -3.64  26.12   19.66   25.51  -0.97   16.65  14.39  39.574

SmallCap Growth Fund Select*
SmallCap Growth Fund Preferred*
Invista Small Cap Growth Composite                                66.37   -2.47  34.77   14.19
   Russell 2000 Growth Index                                      43.09    1.23  12.95   11.26   31.04  -2.43   13.36   7.77  51.191
   Average SmallCap Growth Category (Morningstar)                 61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99  53.646

Partners SmallCap Growth Fund I Select*
Partners SmallCap Growth Fund I Preferred*
Neuberger Berman SmallCap Growth Composite                      134.28
   Russell 2000 Growth Index                                      1.23   12.95  11.26   31.04   -2.43  13.36    7.77  51.19  -17.14
   Average SmallCap Growth Category (Morningstar)                61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99   53.64

Partners SmallCap Growth Fund II Select*
Partners SmallCap Growth Fund II Preferred*
Federated Aggressive Growth Composite                           111.60    8.08  30.06
   S&P/BARRA 600 Growth Index                                    12.41   -1.31  25.58   21.32   29.97  -4.78   18.79  21.05   48.48
   Average SmallCap Growth Category (Morningstar)                61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99   53.64

Partners SmallCap Value Fund Select*
Partners SmallCap Value Fund Preferred*
Ark Asset Small Cap Value Composite                              -8.92   -6.03  33.65   26.44
   Russell 2000 Value Index                                      -1.49   -6.45  31.78   21.37   25.75  -1.27   23.84  29.14   41.70
   Average SmallCap Value Category (Morningstar)                  4.49   -6.99  30.04   25.53   25.13  -0.81   16.72  20.29   37.19

SmallCap S&P 600 Index Fund Select*
SmallCap S&P 600 Index Fund Preferred*
Invista Small Cap S&P 600 Index Composite
   S&P SmallCap 600 Index                                        12.40   -1.31  25.58   21.32   29.97  -4.77   18.78  21.04   48.49
   Average SmallCap Blend Category (Morningstar)                 18.18   -3.64  26.12   19.66   25.51  -0.97   16.65  14.39   39.57

SmallCap Value Fund Select*
SmallCap Value Fund Preferred*
Invista Small Cap Value Composite                                -8.92   -6.03  33.65   26.44
   Russell 2000 Value Index                                      -1.49   -6.45  31.78   21.37   25.75  -1.27   23.84  29.14   41.70
   Average SmallCap Value Category (Morningstar)                  4.49   -6.99  30.04   25.53   25.13  -0.81   16.72  20.29   37.19

Technology Fund Select*
Technology Fund Preferred*
   Average Technology Category (Morningstar)                    136.50   52.41   9.58   20.31   42.89  13.18   24.07  13.03   46.92

*Fund's inception 12/6/00.

PERFORMANCE RESULTS - DYNAMIC FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)

                                                            YTD    1 YR   3 YR    5 YR   10 YR
European Fund Select*
European Fund Preferred*
BT European Composite
   MSCI Europe (15) Index--ND
   Average Europe Category (Morningstar)

International Emerging Markets Fund Select*
International Emerging Markets Fund Preferred*
Invista International Emerging Markets Equity Composite
   MSCI - Emerging Markets Free--ID
Average Diversified Emerging Market
     Category (Morningstar)

International Fund I Select*
International Fund I Preferred*
Invista International Broad Markets Composite
   MSCI EAFE (Europe, Australia, Far East) Index--ND
   Average Foreign Category (Morningstar)

International Fund II Select*
International Fund II Preferred*
   MSCI EAFE (Europe, Australia, Far East) Index--ND
   Average Foreign Category (Morningstar)

International SmallCap Fund Select*
International SmallCap Fund Preferred*
Invista International Small Cap Equity Composite
   MSCI EAFE (Europe, Australia, Far East) Index--ND
   Average Foreign Category (Morningstar)

Pacific Basin Fund Select*
Pacific Basin Fund Preferred*
BT Pacific Basin Composite
   MSCI Pacific Free Index--ND
   Average Diversified Pacific/Asia Category (Morningstar)


                                                                                      Annual Performance
                                                                                    (year ended December 31)

                                                            2000    1999    1998   1997   1996    1995   1994    1993   1992   1991
European Fund Select*
European Fund Preferred*
BT European Composite                                               33.95   30.86  26.33  41.31    9.36   8.49   43.12
   MSCI Europe (15) Index--ND                                       15.89   28.53  23.80  21.09   21.62   2.28   29.28  -4.71  13.11
   Average Europe Category (Morningstar)                            26.11   21.56  18.42  24.99   16.26   2.52   28.15  -6.82   7.47

International Emerging Markets Fund Select*
International Emerging Markets Fund Preferred*
Invista International Emerging Markets Equity Composite             63.25  -17.59  11.38  25.57    7.46
   MSCI - Emerging Markets Free--ID                                 58.89  -35.11  31.64  22.21  -12.83   0.64   53.92  13.41 149.65
Average Diversified Emerging Market
     Category (Morningstar)                                         71.86  -27.03  -3.68  13.35   -3.45  -9.27   73.26   0.26  18.10

International Fund I Select*
International Fund I Preferred*
Invista International Broad Markets Composite                       25.78   10.47  12.43  24.54   14.07  -2.39   44.83
   MSCI EAFE (Europe, Australia, Far East) Index--ND                26.96   20.00   1.78   6.05   11.21   7.78   32.56 -12.17  12.13
   Average Foreign Category (Morningstar)                           44.49   13.00   5.43  12.39    9.82  -0.40   36.71  -4.54  13.07

International Fund II Select*
International Fund II Preferred*
   MSCI EAFE (Europe, Australia, Far East) Index--ND                26.96   20.00   1.78   6.05   11.21   7.78   32.56 -12.17  12.13
   Average Foreign Category (Morningstar)                           44.49   13.00   5.43  12.39    9.82  -0.40   36.71  -4.54  13.07

International SmallCap Fund Select*
International SmallCap Fund Preferred*
Invista International Small Cap Equity Composite                    86.79   13.24  15.62  40.53    3.61
   MSCI EAFE (Europe, Australia, Far East) Index--ND                26.96   20.00   1.78   6.05   11.21   7.78   32.56 -12.17  12.13
   Average Foreign Category (Morningstar)                           44.49   13.00   5.43  12.39    9.82  -0.40   36.71  -4.54  13.07

Pacific Basin Fund Select*
Pacific Basin Fund Preferred*
BT Pacific Basin Composite                                          132.40   7.35 -27.91
   MSCI Pacific Free Index--ND                                      56.65    2.72 -25.87  -8.30    2.95  12.76   36.21 -18.56  11.46
   Average Diversified Pacific/Asia Category (Morningstar)          92.50   -5.91 -27.90   4.02    2.39  -5.49   59.02  -3.03  15.05

*Fund's inception 12/6/00.


IMPORTANT NOTES TO THE APPENDIX

Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Long Term Gov't./Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Mutual Fund 1-5 Government/Credit Index is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.

Morgan   Stanley   Capital   International   (MSCI)   Europe  (15)  Index  is  a
capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.

Morgan Stanley Capital International Pacific Free Index is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are:
Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.

Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index is a stock index designed to measure the investment returns of developed economies outside of North America.

Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

Russell Midcap Value Index is an index that measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

S&P/BARRA 400 Value Index is a market capitalization-weighted index of all the stocks in the S&P 400 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1.

S&P/BARRA 500 Growth Index is a market capitalization-weighted index of all the stocks in the S&P 500 that have high price-to-book ratios. It is designed so that approximately 50% of the SPX market capitalization is in the Growth Index.

S&P/BARRA 500 Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

S&P/BARRA 600 Growth Index is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.

S&P Midcap 400 Index includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.



                         PRINCIPAL INVESTORS FUND, INC.
                                 Class I Shares








              This Prospectus describes a mutual fund organized by
             Principal Life Insurance Company(R) ("The Principal").





                The date of this Prospectus is _____________________.



















   As with all mutual funds, the Securities and Exchange Commission ("SEC") has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS

Fund Descriptions....................................................4
    Stable Funds
       High Quality Short-Term Bond Fund.............................6
       Money Market Fund.............................................8

    Conservative Funds
       Bond & Mortgage Securities Fund..............................10
       Government Securities Fund...................................12
       High Quality Intermediate-Term Bond Fund.....................14
       High Quality Long-Term Bond Fund.............................16

    Moderate Funds
       Balanced Fund................................................18
       LargeCap Blend Fund..........................................20
       LargeCap Growth Fund.........................................22
       LargeCap S&P 500 Index Fund..................................24
       LargeCap Value Fund..........................................26
       MidCap Value Fund............................................28
       Partners LargeCap Blend Fund.................................30
       Partners LargeCap Growth Fund I..............................32
       Partners LargeCap Growth Fund II.............................34
       Partners LargeCap Value Fund.................................36
       Partners MidCap Value Fund...................................38
       Real Estate Fund.............................................40

    Aggressive Funds
       MidCap Blend Fund............................................42
       MidCap Growth Fund...........................................44
       MidCap S&P 400 Index Fund....................................46
       Partners MidCap Blend Fund...................................48
       Partners MidCap Growth Fund..................................50
       Partners SmallCap Growth Fund I..............................52
       Partners SmallCap Growth Fund II.............................54
       Partners SmallCap Value Fund.................................56
       SmallCap Blend Fund..........................................58
       SmallCap Growth Fund.........................................60
       SmallCap S&P 600 Index Fund..................................62
       SmallCap Value Fund..........................................64
       Technology Fund..............................................66

    Dynamic Funds
       European Fund................................................68
       International Emerging Markets Fund..........................70
       International Fund I.........................................72
       International Fund II........................................74
       International SmallCap Fund..................................76
       Pacific Basin Fund...........................................78

    LifeTime Funds
       LifeTime 2010 Fund...........................................80
       LifeTime 2020 Fund...........................................82
       LifeTime 2030 Fund...........................................84
       LifeTime 2040 Fund...........................................86
       LifeTime 2050 Fund...........................................88
       LifeTime Strategic Income Fund...............................90

General Information
    The Costs of Investing..........................................92
    Certain Investment Strategies and Related Risks.................92
    Management, Organization and Capital Structure..................97
    Shareholder Information........................................100
    Fund Account Information.......................................102

Appendix A.........................................................103

The Principal Investors Funds have been divided into risk categories. The working definition of each category is shown below:

Stable
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

Conservative
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

Moderate
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

Aggressive
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

Dynamic
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

LifeTime
The LifeTime Funds invest in a combination of Principal Investors Funds (the underlying funds). Each LifeTime Fund may invest in the equity, fixed-income and money market funds and allocates its assets among the underlying funds according to an asset allocation strategy. The LifeTime Strategic Income Fund is designed for investors already in retirement. Each of the other LifeTime Funds seek to become increasingly conservative as the Fund approaches its target retirement date.
      For example: The LifeTime 2030 Fund, with a target retirement year that is more than 30 years away, has a relatively aggressive target asset allocation. The LifeTime 2010 Fund, with a target retirement year that is less than ten years away, has a relatively conservative target asset allocation.

FUND DESCRIPTIONS

Class I shares of the Principal Investors Fund are offered via this prospectus. Principal Management Corporation*, the "Manager" of each of the Funds, has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected.

   Alliance Capital Management L.P. through its                   Federated Management Corporation ("Federated")
     Bernstein Investment Research and Management                 Invista Capital Management, LLC(R)("Invista")*
     unit ("Bernstein")                                           Morgan Stanley Asset Management ("Morgan Stanley")
   American Century Investment Management, Inc.                   Neuberger Berman Management Inc. ("Neuberger Berman")
     ("American Century")                                         Principal Capital Income Investors, LLC ("PCII")*
   Ark Asset Management Co., Inc. ("Ark Asset")                   Principal Capital Real Estate Investors, LLC ("PCREI")*
   BT Funds Management (International) Limited ("BT")*            Turner Investment Partners, Inc. ("Turner")

* Principal Management Corporation, Invista, PCII, PCREI, BT and Princor are members of the Principal Financial Group.(R)

Only eligible purchasers may buy Class I shares of the Funds. Eligible purchasers are limited to separate accounts of Principal Life Insurance Company and Principal Life Insurance Company or any of its subsidiaries or affiliates. The Board of Directors reserves the right to broaden or limit this designation of eligible purchaser.

In the  description  for each Fund,  there is  important  information  about the
Fund's:

Primary investment strategy
This section summarizes how each Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

The Funds, except the LifeTime Funds, are each designed to be a portion of an investor's portfolio. None (except the LifeTime Funds) are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.

Annual operating expenses
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.

Day-to-day Fund management
The investment professionals who manage the assets of each Fund are listed with each Fund. Backed by their staffs of experienced securities analysts, they provide the Funds with professional investment management.

Fund Performance
Because the Funds are new and have not completed a full calendar year of operations, performance information for the Funds is not included in this Prospectus. To obtain performance information of a Fund after its first full calendar quarter of operations, contact us at www. principal.com or call 1-800-547-7754. Remember that a Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

NOTE: Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations from unauthorized parties may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.

HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in high quality, short-term fixed-income securities with a dollar weighted average maturity of four years or less. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o debt securities of U.S. issuers rated in the three highest grades by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect PCII's judgment regarding the likelihood of the security being called or prepaid.

The average portfolio duration of the Fund normally is less than three years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                     Since
Class              Inception

Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                                  Past One  Past Five  Past Ten
                                                    Year      Years      Years

  Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index __.__%   __.__%   __.__%
  Morningstar Short-Term Bond Category               __.__    __.__    __.__


Fund Operating Expenses
     Management Fees..............................   0.40%
          Total Fund Operating Expenses              0.40%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December,2000 Co-Manager:  Daniel J. Garrett, CFA. Mr. Garrett
(Fund's  inception) is a  portfolio  manager for PCII.  He joined the
                    Principal Financial Group in 1985 as a commercial mortgage analyst and was named to his current position in 1998. Mr. Garrett received his Master's degree in Business and his Bachelor's degree in Computer Information Systems and Finance from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Since December,2000 Co-Manager: Martin J. Schafer. Mr. Schafer is a portfolio (Fund's inception) portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Main Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, PCII, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940 ("1940 Act"), as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
o  to take  advantage  of market variations;
o  to generate cash  to  cover  sales  of  Fund shares  by  its shareholders; or
o  upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The Fund does have an ability to borrow money to cover the sale of Fund shares. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
o securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
o securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
o    bank obligations including:
     o certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or
     o bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
o commercial paper, which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
o corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
o    repurchase   agreements  under  which  securities  are  purchased  with  an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
o taxable municipal obligations, which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the  certificates  of deposit  typically held by the Money Market
Fund are Eurodollar and Yankee obligations, which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Fund's Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issue undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

Main Risks
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's average annual returns over the periods indicated.

                          Since
         Class          Inception
       Institutional          _.__%*

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

Fund Operating Expenses
     Management Fees..............................   0.40%
          Total Fund Operating Expenses              0.40%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Co-Manager: Alice Robertson. Ms. Roberston is a trader
(Fund's inception)        for PCII on the corporate fixed-incometrading desk.
                          She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps
                          Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

Since December, 2000      Co-Manager: Michael R. Johnson. Mr. Johnson directs
(Fund's inception)        securities trading for PCII. He joinedthe Principal
                          Financial Group in 1982 and took his current  position
                          in 1994.  His  responsibilities include   managing the
                          fixed-income trading operation for Principal Capital
                          Income Investors and several short-term money market accounts. He earned his Bachelor's degree in Finance from Iowa State University.


BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the four highest grades of S&P or Moody's but not lower than BB-(S&P) or Ba3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
   Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                              Past One   Past Five     Past Ten
                                                Year       Years        Years

 Lehman Brothers Aggregate Bond Index         __.__%       __.__%        __.__%
 Morningstar Intermediate-Term Bond Category  __.__        __.__         __.__


Fund Operating Expenses
      Management Fees..............................   0.55%
         Total Fund Operating Expenses               0.55%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000     Co-Manager: Lisa A. Stange, CFA. As Portfolio Manager
(Fund's inception)       for PCII, Ms. Stange manages over $3 billion in fixed-
                         income portfolios invested in public and private
                         corporate bonds, mortgage-backed securities, commercial
                         mortgage-backed     securities,      asset-backed
                         securities and commercial real estate  mortgages.
                         Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa.
                         She has  earned  the  right to use the  Chartered
                         Financial Analyst designation.

Since December, 2000     Co-Manager: William C. Armstrong, CFA. Mr. Armstrong
(Fund's inception)       leads the multi-sector/core portfolio management group
                         for PCIIs' stable value division. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State
                         College. He has earned the right to use the Chartered Financial Analyst designation.

GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, PCII, to be of equivalent quality.

The Fund relies on the professional judgment of PCII to make decisions about the Fund's portfolio securities. The basic investment philosophy of PCII is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when PCII believes they no longer represent good long-term value.

The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

Main Risks
Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.

U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
   Institutional          _.__%*

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                                Past One    Past Five   Past Ten
                                                  Year        Years       Years

Lehman Brothers Mortgage-Backed Securities Index   __.__%      __.__%     __.__%
Morningstar Intermediate Government Category       __.__       __.__      __.__

Fund Operating Expenses
Management Fees..............................   0.40%
    Total Fund Operating Expenses               0.40%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000   Co-Manager: Martin J. Schafer. Mr. Schafer is a portfolio
(Fund's inception)     manager for PCII specializing in the management of
                       mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

Since December, 2000   Co-Manager: Kelly R. Alexander. Ms. Alexander shares
(Fund's inception)     management responsibility for nine fixed-income
                       portfolios at PCII, with combined  assets of more than $4
                       billion.  Before assuming her current position, she had
                       similar responsibilities  with Invista from 1992 to 2000.
                       She joined the Principal  Financial Group in 1983
                       to develop the mortgage-backed securities trading
                       department.   Her  experience  includes  hedging,
                       securitization, product development and portfolio management as well as the risk management of a $1.5 billion residential mortgage pipeline.


HIGH  QUALITY  INTERMEDIATE-TERM  BOND FUND
The Fund  seeks to  provide  current income.

Main Strategies
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception

   Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                             Past One    Past Five     Past Ten
                                               Year        Years         Years
Lehman Brothers Aggregate Bond Index            __.__%     __.__%        __.__%
Morningstar Intermediate-Term Bond Category     __.__      __.__         __.__


Fund Operating Expenses
Management Fees..............................   0.40%
    Total Fund Operating Expenses               0.40%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000    Co-Manager: Kevin W. Croft, CFA. As a portfolio manager
(Fund's inception)      for PCII, Mr. Croft has direct responsibility  for $950
                        million invested in fixed-income portfolios.  He  joined
                        the Principal Financial Group in 1988.  He earned his
                        Master's and Bachelor's degrees from Drake University.
                        He has  earned  the  right  to  use  the   Chartered
                        Financial Analyst designation.

Since December, 2000    Co-Manager: Martin J. Schafer. Mr. Schafer is a
(Fund's inception)      portfolio manager for PCII specializing in themanagement
                        of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial
                        Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally is greater than six years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
   Institutional          _.__%*



*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                               Past One   Past Five     Past Ten
                                                 Year       Years        Years
Lehman Brothers Long Term Gov't./Corporate
Bond Index                                      __.__%      __.__%        __.__%
Morningstar Long-Term Bond Category             __.__       __.__         __.__


Fund Operating Expenses
Management Fees..............................   0.40%
    Total Fund Operating Expenses               0.40%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000     Co-Manager: Kevin W. Croft, CFA. As a portfolio manager
(Fund's inception)       for PCII, Mr. Croft has direct responsibility  for $950
                         million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake
                         University. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000      Co-Manager: Martin J. Schafer. Mr. Schafer is a
(Fund's inception)        portfolio manager for PCII specializing in the
                          management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal
                          Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

Main Strategies
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

PCII serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when PCII thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
   Institutional          _.__%*

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                         Past One Past FivePast       Ten
                                               Year     Years        Years
Lehman Brothers Aggregate Bond Index     __.__%        __.__%        __.__%
Morningstar Domestic Hybrid Category     __.__         __.__         __.__


Fund Operating Expenses
Management Fees..............................   0.50%
    Total Fund Operating Expenses               0.50%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000     Co-Manager: William C. Armstrong, CFA. Mr. Armstrong
(Fund's inception)       leads the multi-sector/core portfolio management group
                         for PCII's stable value division. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State
                         College. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000     Co-Manager: Judith A. Vogel, CFA. Ms. Vogel is a
(Fund's inception)       portfolio manager for domestic core and balanced
                         portfolios.  Ms. Vogel joined the Principal  Financial
                         Group in 1982 as a strategist and was one of Invista's founding members in 1985. She earned her Bachelor's degree in Business Administration from Central College.
                         She has earned the right to use the Chartered Financial
                         Analyst designation.

Since December, 2000     Co-Manager:  Mary Sunderland, CFA. Ms. Sunderland
(Fund's inception)       manages the large-cap growth portfolios for  Invista.
                         She joined Invista in early 2000 following a 10-year career with Skandia Asset Management where she directed their more than $2.5 billion U.S. Equity
                         Large Cap Growth portfolios and U.S. Technology portfolios. Ms. Sunderland earned her MBA from the Columbia University Graduate School of Business and her Bachelor's degree from Northwestern University.
                         She has earned the right to use the Chartered
                         Financial Analyst designation.

LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
       Institutional      _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                           Past One       Past Five     Past Ten
                                             Year           Years         Years
 S&P 500 Index                              __.__%          __.__%        __.__%
 Morningstar LargeCap Blend Category        __.__           __.__         __.__


Fund Operating Expenses
Management Fees..............................   0.45%
    Total Fund Operating Expenses               0.45%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000     Scott Opsal, CFA. Scott is the Chief Investment Officer
(Fund's inception)       for Invista and has directed the international equities
                         group since 1993. He sits on the firm's Board of
                         Directors, is a member of the Iowa Society of Financial
                         Analysts and is a Research Director of the Financial
                         Markets Institute at the University of Iowa. Scott
                         joined Principal  in 1983  and  was  one  of  Invista's
                         founders in 1985.  He received a Master's  degree
                         from the University of Minnesota and a Bachelor's
                         degree  from  Drake  University,  where  he  is a
                         visiting instructor in the Finance Department. He
                         has  earned  the  right  to  use  the   Chartered
                         Financial Analyst designation.

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital

Main Strategies
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.

Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
   Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                         Past One      Past Five      Past Ten
                                            Year         Years          Years

S&P/BARRA 500 Growth Index                __.__%         __.__%           __.__%
Morningstar LargeCap Growth Category      __.__          __.__            __.__


Fund Operating Expenses
Management Fees..............................   0.55%
    Total Fund Operating Expenses               0.55%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Mary Sunderland, CFA. Ms. Sunderland manages the
(Fund's inception)        large-cap growth portfolios for Invista.She joined
                          Invista in early 2000 following a 10-year career with Skandia Asset Management where she directed their more than $2.5 billion U.S. Equity Large Cap Growth portfolios and U.S. Technology portfolios. Ms.
                          Sunderland earned her MBA from the Columbia University
                          Graduate School of Business and her Bachelor's degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means large companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the LargeCap S&P 500 Index Fund, Invista Capital Management, LLC or Principal Life Insurance Company.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
       Institutional      _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                             Past One       Past Five   Past Ten
                                               Year           Years       Years

S&P 500 Growth Index                          __.__%          __.__%     __.__%
Morningstar LargeCap Blend Category           __.__           __.__      __.__

Fund Operating Expenses
Management Fees..............................   0.15%
    Total Fund Operating Expenses               0.15%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000  Co-Manager: Robert Baur, Ph.D. Dr. Baur
(Fund's inception)    joined Invista in 1995  after  serving  as a  professor of finance and economics at Drake University and Grand View
                      College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State
                      University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota.
                      He also holds a BS in Mathematics from Iowa State
                      University.


Since December, 2000  Co-Manager: Rhonda VanderBeek. Ms. Vander Beek directs
(Fund's inception)    trading operations for Invista index accounts.  She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. Vander
                      Beek has extensive experience trading both domestic and international securities.

LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. The Fund is managed with bottom-up fundamental stock selection discipline that focuses on four key elements:
o  Determination  that a stock is selling below its fair market  value;
o  Early recognition of changes in a company's underlying  fundamentals;
o  Evaluation of the sustainability of fundamental changes; and
o By monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.
The Fund's performance is driven by fundamental stock selection skills that utilize a systematic investment process designed to identify a superior pool of stocks to analyze.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
       Institutional      _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                             Past One  Past Five      Past Ten
                                               Year      Years          Years
S&P/BARRA 500 Value Index                    __.__%      __.__%         __.__%
Morningstar LargeCap Value Category          __.__       __.__          __.__


Fund Operating Expenses
Management Fees..............................   0.45%
    Total Fund Operating Expenses               0.45%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      John Pihlblad, CFA. Mr. Pihlblad is director of
(Fund's Inception)        quantitative portfolio management for Invista. He has
                          over 24 years experience in creating and managing
                          quantitative  investment  systems.  Prior to
                          joining  Invista  in  2000,  Mr.  Pihlblad  was a
                          partner and  co-founder  of GlobeFlex  Capital in
                          San  Diego  where  he  was  responsible  for  the
                          development and  implementation of the investment
                          process  for  both  domestic  and   international
                          products.  He  received  his BA from  Westminster
                          College. He has earned the right to use the Chartered Financial Analyst designation.

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments. Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
       Institutional     _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                        Past One       Past Five      Past Ten
                                          Year           Years          Years
 S&P/BARRA 400 Value Index               __.__%          __.__%          __.__%
 Morningstar MidCap Value Category       __.__           __.__           __.__


Fund Operating Expenses
Management Fees..............................   0.65%
    Total Fund Operating Expenses               0.65%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000    Catherine A. Zaharis, CFA. Ms. Zaharis directs portfolio
(Fund's inception)      management for the Invista value team and leads the
                        value research  group.  She joined  Invista in 1985.
                        Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with large market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Federated, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.

Using its own quantitative process, Federated rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk which is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.
                          Since
         Class          Inception
   Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                           Past One    Past Five      Past Ten
                                             Year        Years          Years
 S&P 500 Index                               __.__%    __.__%        __.__%
 Morningstar LargeCap Blend Category         __.__     __.__         __.__


Fund Operating Expenses
Management Fees..............................   0.75%
    Total Fund Operating Expenses               0.75%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000    Co-Manager: James E. Grefenstette, CFA. Mr. Grefenstette
(Fund's inception)      joined Federated in 1992 and has been a Portfolio
                        Manager and a Vice President of Federated  Investment
                        Management Company since 1996. From 1994 until 1996,
                        Mr. Grefenstette was a Portfolio Manager and an Assistant Vice President of Federated Investment
                        Management Company. Mr. Grefenstette received his MS  in
                        Industrial Administration from Carnegie Mellon
                        University. He has earned the right to use the Chartered
                        Financial Analyst designation.

Since December, 2000    Co-Manager: J. Thomas Madden, CFA. Mr. Madden joined
(Fund's inception)      Federated as a Senior Portfolio Manager in 1977 and has
                        been an Executive Vice President of Federated Investment
                        Management Company since 1994.  Mr. Madden served as a
                        Senior Vice President of Federated Investment Management
                        Company from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000    Co-Manager: Bernard J. Picchi, CFA. Mr. Picchi joined
(Fund's inception)      Federated in 1999 as a Senior Vice President/Director of
                        U.S. Equity Research for Federated Investment Management
                        Company. From 1994 to 1999,  Mr.  Picchi  was a Managing
                        Director of Lehman Brothers where he initially served as
                        head of the energy sector group.  During 1995 and most
                        of 1996,  he  served  as U.S.  Director  of Stock
                        Research  and in  September  1996,  he was  named
                        Growth Stock Strategist. Mr. Picchi holds a BS in
                        foreign  service from Georgetown  University.  He
                        has  earned  the  right  to  use  the   Chartered
                        Financial Analyst designation.

Since December, 2000    Co-Manager: David P. Gilmore. Mr. Gilmore joined
(Fund's inception)      Federated in August 1997 as an Investment Analyst. He
                        was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with
                        Coopers & Lybrand from January 1992 to May 1995. He earned his M.B.A. from the University of Virginia and has a B.S. from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.


PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The Fund will invest primarily in companies with market capitalizations of $10 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. Markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
       Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                         Past One      Past Five      Past Ten
                                           Year          Years          Years
S&P 500 Index                             __.__%         __.__%         __.__%
Morningstar LargeCap Growth Category      __.__          __.__          __.__


Fund Operating Expenses
Management Fees..............................   0.75%
    Total Fund Operating Expenses               0.75%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000     Co-Manager: William S. Auslander, Principal of Morgan
(Fund's inception)       Stanley & Co. Incorporated and Morgan Stanley Dean
                         Witter Investment Management Inc. Mr. Auslander joined
                         Morgan Stanley in 1995 as an Equity Analyst and
                         currently is a Portfolio Manager in  Morgan   Stanley's
                         Institutional Equity Group. Prior thereto, he was an Equity Analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.

Since December, 2000     Co-Manager: Philip W. Friedman, Managing Director of
(Fund's inception)       Morgan Stanley & Co. Incorporated and Morgan Stanley
                         Dean Witter Investment Management Inc. He was a member of Morgan Stanley & Co. Incorporated's Equity Research team (1990-1995) before becoming Director of North
                         America Research (1995-1997). Currently Mr. Friedman is head of Morgan Stanley's Institutional Equity Group. He holds a BA from Rutgers University and an MBA from the J.L. Kellogg School of Management at Northwestern
                         University.

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
       Institutional      _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                       Past One        Past Five        Past Ten
                                         Year            Years            Years
Russell 1000 Growth Index                __.__%          __.__%           __.__%
Morningstar LargeCap Growth Category     __.__           __.__            __.__

Fund Operating Expenses
Management Fees..............................   1.00%
    Total Fund Operating Expenses               1.00%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Co-Manager: Gregory Woodhams, CFA. Mr. Woodhams is a
(Fund's inception)        Vice President and Portfolio Manager for American
                          Century Investments, Mr. Woodhams has worked in the financial industry since 1992 and joined American
                          Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce
                          Bank.  Mr.  Woodhams  holds a Bachelor's  Degree in
                          Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered
                          Financial Analyst designation.

Since December, 2000      Co-Manager: C. Kim Goodwin. Ms. Goodwin was named
(Fund's inception)        Co-Chief Investment Officer for American  Century's
                          domestic growth equity discipline in 2000.  Previously
                          she was Senior Vice President  and  Senior   Portfolio
                          Manager  and has been a member  of the team  that
                          manages Growth since joining  American Century in
                          1997. Before joining American Century, she served
                          as Senior Vice President and Portfolio Manager at
                          Putnam  Investments  from 1996 to 1997,  and Vice
                          President  and  Portfolio  Manager at  Prudential
                          Investments  from 1993 to 1996. Ms. Goodwin holds
                          a  Bachelor  of  Arts   Degree   from   Princeton
                          University,  an MBA  in  Finance  and a  Master's
                          Degree in Public Affairs from the University of Texas.

Since December, 2000      Co-Manager: Prescott LeGard, CFA. Mr. LeGard is a
(Fund's inception)        Portfolio Manager for American Century Investments.
                          Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA
                          Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in
                          Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.


PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
o exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
o can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or o appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
   Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                       Past One     Past Five      Past Ten
                                         Year          Years         Years
 Russell 1000 Value Index                 __.__%      __.__%         __.__%
 Morningstar LargeCap Value Category      __.__       __.__          __.__

Fund Operating Expenses
Management Fees..............................   0.80%
    Total Fund Operating Expenses               0.80%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Co-Manager: Marilyn G. Fedak. Ms. Fedak, Chief
(Fund's inception)        Investment Officer of U.S. Value Equities and Chairman
                          of the U.S.  Equity  Investment  Policy Group of the
                          Bernstein Investment Research and Management unit of Alliance Capital Management L.P. ("Alliance") since October 2000 and prior to that at Sanford C.
                          Bernstein & Co.,  Inc.  ("SCB Inc.")  since 1993.
                          She joined SCB Inc. in 1984 and has managed portfolio investments since 1976. She has a BA from Smith College and an MBA from Harvard Business School.

Since December, 2000      Co-Manager: Steven Pisarkiewicz. Mr. Pisarkiewicz has
(Fund's inception)        been with Alliance since October  2000 and  prior to
                          that with SCB Inc. since 1989 and has been Senior
                          Portfolio Manager since 1997. He holds a BS from the University of Missouri and an MBA from the University of California at Berkeley.

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Account invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. The Fund may continue to hold or add to a position in a stock after it has grown beyond $10 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
o strong fundamentals, such as a company's financial, operational and competitive positions;
o    consistent  cash flow; and
o    a sound  earnings  record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.

This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. It is anticipated that the annual portfolio turnover rate may be greater than 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is  generally a suitable  investment  if  investors  seeking  long-term
growth  and  willing  to  accept   short-term   fluctuations  in  the  value  of
investments.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
       Institutional      _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                       Past One    Past Five    Past Ten
                                         Year        Years        Years
Russell MidCap Value Index               __.__%     __.__%       __.__%
Morningstar MidCap Value Category        __.__      __.__        __.__


Fund Operating Expenses
Management Fees..............................   1.00%
    Total Fund Operating Expenses               1.00%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000     Robert I. Gendelman, Managing Director and Portfolio
(Fund's inception)       Manager, Neuberger Berman Management, Inc., since 1994.
                         He holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.

REAL ESTATE FUND
The Fund seeks to generate a total return.

Main Strategies
The  Fund  invests   primarily  in  equity   securities   of  companies
principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code ("Code"). REITs are characterized as: o equity REITs, which primarily own property and generate revenue from rental income; o mortgage REITs, which invest in real estate mortgages; and o hybrid REITs, which combine the characteristics of both equity and mortgage REITs. In selecting securities for the Fund, the Sub-Advisor, PCREI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.

Main Risks
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include: o declines in the value of real estate o risks related to general and local economic conditions o dependency on management skills o heavy cash flow dependency o possible lack of available mortgage funds o overbuilding o extended vacancies in properties o increases in property taxes and operating expenses o changes in zoning laws o expenses incurred in the cleanup of environmental problems o casualty or condemnation losses o changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
o are dependent upon management skills and might not be diversified; o are subject to cash flow dependency and defaults by borrowers; and o could fail to qualify for tax-free pass-through of income under the Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investor Profile
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and are willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
       Institutional      _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                        Past One        Past Five      Past Ten
                                          Year            Years          Years
Morgan Stanley REIT Index                __.__%         __.__%          __.__%
Morningstar ___________ Category         __.__          __.__           __.__


Fund Operating Expenses
Management Fees..............................   0.85%
    Total Fund Operating Expenses               0.85%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Kelly D. Rush, CFA. Mr. Rush directs the Real Estate
(Fund's inception)        Investment Trust (REIT) activity for PCREI.  Mr. Rush
                          joined the Principal  Financial  Group in 1987 and has
                          been dedicated to public real estate  investments
                          since 1995.  His  experience includes the  structuring
                          of public real estate transactions  that included
                          commercial mortgage loans and the issuance of
                          unsecured  bonds.  He received  his  Master's   degree
                          and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
       Institutional      _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                       Past One        Past Five      Past Ten
                                         Year            Years         Years
S&P MidCap 400 Index                     __.__%         __.__%         __.__%
Morningstar MidCap Blend Category        __.__          __.__          __.__


Fund Operating Expenses
Management Fees..............................   0.65%
    Total Fund Operating Expenses               0.65%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000   K. William Nolin, CFA. Mr. Nolin has managed the domestic
(Fund's inception)     mid-cap products since 1999. His  expertise  is grounded
                       in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
       Institutional      _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                        Past One    Past Five      Past Ten
                                          Year        Years          Years
 Russell MidCap Growth Index              __.__%       __.__%        __.__%
 Morningstar MidCap Growth Category       __.__        __.__         __.__


Fund Operating Expenses
Management Fees..............................   0.65%
    Total Fund Operating Expenses               0.65%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000     John F. McClain. Mr. McClain is a portfolio manager for
(Fund's inception)       small company and medium company growth  products.  He
                         joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.


MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the MidCap S&P 400 Index Fund, Invista Capital Management LLC or Principal Life Insurance Company.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
       Institutional      _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                       Past One      Past Five         Past Ten
                                         Year           Years            Years
Russell MidCap Growth Index              __.__%         __.__%           __.__%
Morningstar MidCap Growth Category       __.__          __.__            __.__


Fund Operating Expenses
Management Fees..............................   0.15%
    Total Fund Operating Expenses               0.15%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Co-Manager: Robert Baur, Ph.D. Dr. Baur joined Invista
(Fund's inception)        in 1995 after serving as a professor of finance and
                          economics at Drake  University and Grand View College.
                          He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University.
                          Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

Since December, 2000      Co-Manager: Rhonda VanderBeek. Ms. Vander Beek directs
(Fund's inception)        trading operations for Invista index accounts.  She
                          joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.


PARTNERS MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total market value of a company's outstanding stock.

Morgan Stanley, the Sub-Advisor, assigns each member of the portfolio management team to specific "value" or "growth" sectors and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund's overall sector allocation is driven by bottom-up stock selection. Morgan Stanley seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.

Value Investing - Morgan Stanley analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. Morgan Stanley determines value using a variety of measures, including stock price/earnings and stock price/book ratios. Value stocks generally pay dividends, but Morgan Stanley may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, Morgan Stanley considers factors such as high valuation relative to other investment opportunities.

Growth Investing - Morgan Stanley focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, Morgan Stanley emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. Morgan Stanley anticipates that the Fund will invest in a relatively limited number of companies, although it continuously monitors up to 250 companies for possible investment. In determing whether securities should be sold, Morgan Stanley considers factors such as deteriorating short or long-term earnings growth projections.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Fund Operating Expenses
Management Fees..............................   1.00%
    Total Fund Operating Expenses               1.00%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
     Since ___________, 2000
     (Fund's inception)


PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
       Institutional      _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


Fund Operating Expenses
Management Fees..............................   1.00%
    Total Fund Operating Expenses               1.00%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000     Co-Manager: Robert E. Turner, CFA. Mr. Turner, Chairman
(Fund's inception)       and Chief Investment Officer, founded Turner Investment
                         Partners,  Inc. in 1990. Prior to 1990, he was Senior
                         Investment  Manager with Meridian Investment Company.
                         He has 17 years of investment experience. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000     Co-Manager: Christopher K. McHugh. Mr. McHugh joined
(Fund's inception)       Turner Investment Partners, Inc. in 1990. He holds a BS
                         in Accounting from Philadelphia College of Textiles and Science and an MBA in Finance from St. Joseph's
                         University.

Since December, 2000     Co-Manager: William C. McVail. Mr. McVail, Senior
(Fund's inception)       Equity Portfolio Manager, joined Turner in  1998. Prior
                         thereto,  he was  Portfolio  Manager  at PNC  Equity
                         Advisers.  He has 12  years of investment experience.


PARTNERS  SMALLCAP  GROWTH  FUND I
The Fund seeks  long-term  growth of capital.

Main Strategies
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

Through active trading, the Fund may have a high portfolio turnover rate. High turnover rates can mean higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
   Institutional          _.__%*

*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                        Past One       Past Five      Past Ten
                                          Year           Years          Years
Russell 2000 Growth Index                __.__%         __.__%         __.__%
Morningstar SmallCap Growth Category     __.__          __.__          __.__


Fund Operating Expenses
Management Fees..............................   1.10%
    Total Fund Operating Expenses               1.10%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Co-Manager: Michael F. Malouf. Mr. Malouf is a Vice
(Fund's inception)        President of Neuberger Berman Management and Managing
                          Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.

Since December, 2000      Co-Manager: Jennifer K. Silver. Ms. Silver is a Vice
(Fund's inception)        President of Neuberger Berman Management and Managing
                          Director of Neuberger  Berman,  LLC. Ms.  Silver has
                          been  Director of the Growth Equity Group  since  1997
                          and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with small market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Using its own quantitative process, the Sub-Advisor, Federated, rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.

The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Federated may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.
                          Since
         Class          Inception
   Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                             Past One   Past Five     Past Ten
                                               Year       Years         Years
S&P/BARRA 600 Growth Index                    __.__%       __.__%      __.__%
Morningstar SmallCap Growth Category          __.__        __.__       __.__

Fund Operating Expenses
Management Fees..............................   1.00%
    Total Fund Operating Expenses               1.00%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Co-Manager: Keith J. Sabol, CFA. Mr. Sabol joined
(Fund's inception)        Federated in 1994. He has been a Porfolio Manager
                          since 1996 and served as an Assistant Vice President of Federated Investment Management Company from 1997 to 1998. He has been a Vice President of Federated
                          Investment Management Company since 1998. Mr. Sabol was an Investment Analyst, and then Equity Research
                          Coordinator for Federated Investment Management
                          Company from 1994 to 1996. Mr. Sabol earned his MS  in
                          Industrial Administration  from  Carnegie  Mellon
                          University. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000      Co-Manager: Aash M. Shah, CFA. Mr. Shah joined
(Fund's inception)        Federated in 1993 and has been a Portfolio Manager and
                          a Vice President of Federated  Investment  Management
                          Company since 1997. Mr. Shah was a Portfolio Manager
                          and served as an Assistant Vice President of Federated
                          Investment Management Company from 1995 through  1996,
                          and as an Investment Analyst from 1993 to 1995.  Mr.
                          Shah received his Masters in Industrial Administration
                          from   Carnegie   Mellon    University   with   a
                          concentration in Finance and Accounting. He has earned the right to use the Chartered Financial
                          Analyst designation.

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.

In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Fund Operating Expenses
Management Fees..............................   1.00%
    Total Fund Operating Expenses               1.00%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since _________, 2001    Co-Manager: Coleman M. Brandt, Vice Chairman, Ark Asset
(Fund's inception)       Management Co., Inc. Mr. Brandt joined Ark Asset in
                         1989. Prior to joining Ark Asset, he served as President for Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business
                         Administration  and his BS from the Philadelphia
                         College of Textile and Science.

Since __________, 2001   Co-Manager: William G. Charcalis, Managing Director,
(Fund's inception)       Ark Asset Management Co., Inc. Mr. Charcalis joined
                         Ark Asset in 1994 as Senior Manager and has served in his current position since 1997.
                         Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward looking rates of return.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
 Institutional           _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                         Past One     Past Five        Past Ten
                                            Year        Years           Years
Russell 2000 Index                        __.__%         __.__%         __.__%
Morningstar SmallCap Blend Category       __.__          __.__          __.__

Fund Operating Expenses
Management Fees..............................   0.75%
    Total Fund Operating Expenses               0.75%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Co-Manager: Tom Morabito, CFA. Mr. Morabito joined
(Fund's inception)        Invista in 2000 as the lead small-cap value portfolio
                          manager. He has more than 12 years of analytical and
                          portfolio  management  expertise. Since  1994,  Mr.
                          Morabito  was  a  manager  for INVESCO  Management  &
                          Research.  He received his MBA in Finance from
                          Northeastern  University and his  Bachelor's  degree
                          in  Economics  from State University  of New York.  He
                          has earned the right to   use   the   Chartered
                          Financial   Analyst designation.

Since December, 2000      Co-Manager: Michael L. Johnson. Mr. Johnson is a
(Fund's inception)        portfolio manager of Invista. He performs security
                          analysis and strategy development for the firm's growth equity research effort. Mr. Johnson specializes in the capital goods, health care and technology sectors. He joined Invista in 1992. He received his MBA from Drake University and his Bachelor's degree in business administration and finance from the University of Nebraska. He has earned the right to use the Chartered Financial
                          Analyst designation.

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
  Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                      Past One        Past Five      Past Ten
                                        Year             Years         Years
Russell 2000 Growth Index              __.__%            __.__%         __.__%
Morningstar SmallCap Growth Category   __.__             __.__          __.__

Fund Operating Expenses
Management Fees..............................   0.75%
    Total Fund Operating Expenses               0.75%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      John F. McClain. Mr. McClain is a portfolio manager
(Fund's inception)        for small company and medium company growth  products.
                          He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility (wide, rapid fluctuations), which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the SmallCap S&P 600 Index Fund, Invista Capital Management, LLC or Principal Life Insurance Company.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
       Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                       Past One      Past Five      Past Ten
                                         Year           Years         Years
S&P SmallCap 600 Index                   __.__%         __.__%        __.__%
Morningstar SmallCap Blend Category      __.__          __.__         __.__

Fund Operating Expenses
Management Fees..............................   0.15%
    Total Fund Operating Expenses               0.15%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Co-Manager: Robert Baur, Ph.D. Dr. Baur joined Invista
(Fund's inception)        in 1995 after serving as a professor of finance and
                          economics at Drake  University and Grand View College.
                          He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University.
                          Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State
                          University.

Since December, 2000      Co-Manager: Rhonda VanderBeek. Ms. Vander Beek directs
(Fund's inception)        trading operations for Invista index accounts.  She
                          joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.


SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. Up to 25% of Fund assets may be invested in foreign securities.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
       Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.


                                       Past One      Past Five     Past Ten
                                         Year          Years         Years
Russell 2000 Value Index               __.__%        __.__%          __.__%
Morningstar SmallCap Value Category    __.__         __.__           __.__


Fund Operating Expenses
Management Fees..............................   0.75%
    Total Fund Operating Expenses               0.75%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Tom Morabito, CFA. Mr. Morabito joined Invista in 2000
(Fund's inception)        as the lead small-cap value portfolio manager. He has
                          more than 12 years of analytical and portfolio management expertise. Since 1994, Mr.
                          Morabito  was a manager for Invesco  Management &
                          Research. He received his MBA in Finance from Northeastern University and his Bachelor's degree in Economics from State University of New York.
                          He has  earned  the  right  to use the  Chartered
                          Financial Analyst designation.

TECHNOLOGY FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions . In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
  Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                  Past One       Past Five     Past Ten
                                    Year            Years        Years
MSCI ________ Index                 __.__%         __.__%        __.__%
Morningstar Technology Category     __.__          __.__         __.__


Fund Operating Expenses
Management Fees..............................   1.00%
    Total Fund Operating Expenses               1.00%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      David Mills is Executive Vice President of BT and
(Fund's inception)        serves as its head of U.S. Equities. He joined
                          BT's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by BT.

EUROPEAN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT, having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in European securities. These include securities of:
o    companies organized under the laws of European countries;
o companies for which the principal securities trading market is in a European country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o quality of the company;
     o nature of its  management;
     o nature of its  industry  competition;  and
     o business  valuation - the true "business value" of the company;
o maintaining global coverage within the universe of investment  choices;  and
o maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
   Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                       Past One      Past Five        Past Ten
                                         Year         Years            Years
MSCI Europe (15) Index - ND              __.__%        __.__%          __.__%
Morningstar Europe Category              __.__         __.__           __.__


Fund Operating Expenses
Management Fees..............................   1.00%
    Total Fund Operating Expenses               1.00%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Crispin Murray, Executive Vice President of BT. Mr.
(Fund's inception)        Murray joined BT in April 1994 as an Investment
                          Analyst focusing on European  equities.  His coverage
                          included  telecom,  technology,  bank and media
                          stocks. In December 1997, he took  responsibility
                          for a  number  of the  specialist  European  fund
                          mandates.  In  April  1998,  he  became  Head  of
                          European  Equities.  Prior  to  joining  BT,  Mr.
                          Murray  worked  for  Equitable   Life   Assurance
                          Society in the UK as a bond and currency analyst.
                          He  received  an Honours  degree in  Economics  &
                          Human  Geography  from Reading  University in the
                          UK.

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to achieve its  objective by investing in common  stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
o companies with their principal place of business or principal office in emerging market countries;
o companies for which the principal securities trading market is an emerging market country; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
       Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                                  Past One   Past Five  Past Ten
                                                    Year        Years     Years
MSCI - Emerging Markets Free Index - ID             __.__%      __.__%    __.__%
Morningstar Diversified Emerging Market Category    __.__       __.__     __.__

Fund Operating Expenses
Management Fees..............................   1.35%
    Total Fund Operating Expenses               1.35%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio
(Fund's inception)        manager specializing in the management of
                          international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from
                          Drake  University  and his BBA in Accounting from Iowa
                          State University. He has earned the right to use the Chartered Financial Analyst designation.

INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
  Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                                     Past One Past Five Past Ten
                                                        Year     Years    Years
MSCI EAFE (Europe, Australia, Far East) Index - ND      __.__%   __.__%   __.__%
Morningstar Foreign Category                            __.__    __.__    __.__

Fund Operating Expenses
Management Fees..............................   0.90%
    Total Fund Operating Expenses               0.90%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio
(Fund's inception)        manager specializing in the management of
                          international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from
                          Drake  University  and his BBA in Accounting from Iowa
                          State University. He has earned the right to use the Chartered Financial Analyst designation.


INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or
domestic   over-the-counter   markets  and  depositary  receipts.  It  purchases
securities of:
o companies with their principal place of business or principal offices outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:


This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
  Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                                    Past One Past Five  Past Ten
                                                      Year     Years      Years
MSCI EAFE (Europe, Australia, Far East) Index - ND   __.__%   __.__%     __.__%
Morningstar Foreign Category                         __.__    __.__      __.__


Fund Operating Expenses
Management Fees..............................   1.00%
    Total Fund Operating Expenses               1.00%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000    Christopher Selth, Executive Vice President of BT, was
(Fund's inception)      appointed its head of International Equities in 1998 and
                        its joint head of Equities in 1999. He joined BT in 1987
                        as an Investment Analyst in the retail unit trust group.
                        In 1988, he was assigned  the  responsibility  to  cover
                        European   equities.    Mr.   Selth   was   given
                        responsibility  for the European component of all
                        retail unit trusts in March 1994.  Since November
                        1996, he has been  responsible for  institutional
                        and retail European investments,  supervising all
                        European  activities,   and  the  European  funds
                        management group.  Prior to joining BT, Mr. Selth
                        worked with QBE  Insurance  Limited in investment
                        management   as  an   assistant   to  the   Group
                        Treasurer.   He  holds  a  Bachelor's  degree  in
                        Economics   (Honours)   from  the  University  of
                        Sydney.

INTERNATIONAL SMALLCAP FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The   Sub-Advisor,   Invista,   diversifies   the  Fund's   investments
geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
  Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                                    Past One  Past Five Past Ten
                                                      Year      Years    Years
MSCI EAFE (Europe, Australia, Far East) Index - ND   __.__%     __.__%    __.__%
Morningstar Foreign Category                         __.__      __.__     __.__

Fund Operating Expenses
Management Fees..............................   1.20%
    Total Fund Operating Expenses               1.20%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Darren K. Sleister, CFA. Mr. Sleister is a portfolio
(Fund's inception)        manager specializing in the management of
                          international equity portfolios. Mr.  Sleister  joined
                          Invista  in 1993.  He  received  his MBA in
                          Investment   and  Corporate   Finances  from  the
                          University of Iowa and his  Bachelor's  degree in
                          Communications   from  Central  College.  He  has
                          earned the right to use the  Chartered  Financial
                          Analyst designation.

PACIFIC BASIN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
o companies organized under the laws of Pacific Basin  countries;
o companies for which the principal securities trading market is in a Pacific Basin country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.

The global equity investment philosophy of BT, the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o   quality of the company;
     o   nature of its management;
     o   nature of its industry competition; and
     o  business  valuation  - the  true  "business  value"  of the  company;
o maintaining  global  coverage within the universe of investment  choices;  and
o maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of the Fund is December 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

This section shows how the Fund's cumulative returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                          Since
         Class          Inception
  Institutional          _.__%*


*Period from December 6, 2000, date shares first offered to the public, through December 31, 2000.

                                             Past One     Past Five   Past Ten
                                               Year          Years      Years
MSCI Pacific Index - ND                       __.__%         __.__%     __.__%
Morningstar Diversified Pacific/Asia Category __.__          __.__      __.__



Fund Operating Expenses
Management Fees..............................   1.00%
    Total Fund Operating Expenses               1.00%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since  December,  2000     Dean Cashman is Executive  Vice  President of BT and
(Fund's  inception)        serves as head of Japanese  equities. He joined BT in
                           January 1988, initially involved in the liquids and
                           fixed interest group, but moved to
                           the   European   equity   group   in  late   1989
                           specializing   in  the  Latin   Block   countries
                           including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.

LIFETIME 2010 FUND

The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010. Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

Fund Operating Expenses
Management Fees..............................   0.1225%
    Total Fund Operating Expenses               0.1225%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class        $        $

Day-to-day Fund Management
Since December, 2000      Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky
(Fund's inception)        joined Invista Capital Management in 1997.He is
                          reponsible  for asset  allocation and provides
                          advice to clients  concerning  their  portfolios
                          across all asset  classes.  Previously,  he was a
                          relationship     manager    at    Invista    with
                          responsibility   for  investment   communication,
                          relationship  development and investor education.
                          Prior to joining  Invista,  Mr.  Laschanzky was a
                          portfolio  manager  and  analyst  for over  seven
                          years at AMR Investment  Services.  He earned his
                          MBA and BA in  Finance  from  the  University  of
                          Iowa.   He  has  earned  the  right  to  use  the
                          Chartered Financial Analyst designation.

Since December, 2000      Co-Manager: Douglas R. Ramsey, CFA. Mr. Ramsey joined
(Fund's inception)        Invista in 1997. As portfolio manager, he provides
                          clients  with asset  allocation  advice  and  research
                          services  covering  all major  asset
                          classes.   Previously,   he   was   a   portfolio
                          strategist   for   Invista's   value   team  with
                          responsibility for equity securities analysis and
                          strategy. Prior to joining Invista, Mr.Ramsey was
                          an  equity   portfolio   manager   at   Investors
                          Management Group and an equity  strategist at SCI
                          Capital   Management.   He  received  his  MA  in
                          Economics from Ohio State  University and a BA in
                          Economics  and  Business  Administration  at  Coe
                          College. He has earned the right to use the Chartered Financial Analyst designation.


LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020. Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

Fund Operating Expenses
Management Fees..............................   0.1225%
    Total Fund Operating Expenses               0.1225%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class

Day-to-day Fund Management
Since December, 2000      Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky
(Fund's inception)        joined Invista Capital Management in 1997.He is
                          reponsible  for asset  allocation and provides
                          advice to clients  concerning  their  portfolios
                          across all asset  classes.  Previously,  he was a
                          relationship     manager    at    Invista    with
                          responsibility   for  investment   communication,
                          relationship  development and investor education.
                          Prior to joining  Invista,  Mr.  Laschanzky was a
                          portfolio  manager  and  analyst  for over  seven
                          years at AMR Investment  Services.  He earned his
                          MBA and BA in  Finance  from  the  University  of
                          Iowa.   He  has  earned  the  right  to  use  the
                          Chartered Financial Analyst designation.

Since December, 2000      Co-Manager: Douglas R. Ramsey, CFA. Mr. Ramsey joined
(Fund's inception)        Invista in 1997. As portfolio manager, he provides
                          clients  with asset  allocation  advice  and  research
                          services  covering  all major  asset
                          classes.   Previously,   he   was   a   portfolio
                          strategist   for   Invista's   value   team  with
                          responsibility for equity securities analysis and
                          strategy. Prior to joining Invista, Mr.Ramsey was
                          an  equity   portfolio   manager   at   Investors
                          Management Group and an equity  strategist at SCI
                          Capital   Management.   He  received  his  MA  in
                          Economics from Ohio State  University and a BA in
                          Economics  and  Business  Administration  at  Coe
                          College. He has earned the right to use the Chartered Financial Analyst designation.


LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

Fund Operating Expenses
Management Fees..............................   0.1225%
    Total Fund Operating Expenses               0.1225%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class

Day-to-day Fund Management
Since December, 2000      Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky
(Fund's inception)        joined Invista Capital Management in 1997.He is
                          reponsible  for asset  allocation and provides
                          advice to clients  concerning  their  portfolios
                          across all asset  classes.  Previously,  he was a
                          relationship     manager    at    Invista    with
                          responsibility   for  investment   communication,
                          relationship  development and investor education.
                          Prior to joining  Invista,  Mr.  Laschanzky was a
                          portfolio  manager  and  analyst  for over  seven
                          years at AMR Investment  Services.  He earned his
                          MBA and BA in  Finance  from  the  University  of
                          Iowa.   He  has  earned  the  right  to  use  the
                          Chartered Financial Analyst designation.

Since December, 2000      Co-Manager: Douglas R. Ramsey, CFA. Mr. Ramsey joined
(Fund's inception)        Invista in 1997. As portfolio manager, he provides
                          clients  with asset  allocation  advice  and  research
                          services  covering  all major  asset
                          classes.   Previously,   he   was   a   portfolio
                          strategist   for   Invista's   value   team  with
                          responsibility for equity securities analysis and
                          strategy. Prior to joining Invista, Mr.Ramsey was
                          an  equity   portfolio   manager   at   Investors
                          Management Group and an equity  strategist at SCI
                          Capital   Management.   He  received  his  MA  in
                          Economics from Ohio State  University and a BA in
                          Economics  and  Business  Administration  at  Coe
                          College. He has earned the right to use the Chartered Financial Analyst designation.

LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Strategic Income Fund. At that time, the Fund may be combined with the LifeTime Strategic Income Fund, without a vote of shareholders. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040. Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

Fund Operating Expenses
Management Fees..............................   0.1225%
    Total Fund Operating Expenses               0.1225%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class

Day-to-day Fund Management
Since December, 2000      Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky
(Fund's inception)        joined Invista Capital Management in 1997.He is
                          reponsible  for asset  allocation and provides
                          advice to clients  concerning  their  portfolios
                          across all asset  classes.  Previously,  he was a
                          relationship     manager    at    Invista    with
                          responsibility   for  investment   communication,
                          relationship  development and investor education.
                          Prior to joining  Invista,  Mr.  Laschanzky was a
                          portfolio  manager  and  analyst  for over  seven
                          years at AMR Investment  Services.  He earned his
                          MBA and BA in  Finance  from  the  University  of
                          Iowa.   He  has  earned  the  right  to  use  the
                          Chartered Financial Analyst designation.

Since December, 2000      Co-Manager: Douglas R. Ramsey, CFA. Mr. Ramsey joined
(Fund's inception)        Invista in 1997. As portfolio manager, he provides
                          clients  with asset  allocation  advice  and  research
                          services  covering  all major  asset
                          classes.   Previously,   he   was   a   portfolio
                          strategist   for   Invista's   value   team  with
                          responsibility for equity securities analysis and
                          strategy. Prior to joining Invista, Mr.Ramsey was
                          an  equity   portfolio   manager   at   Investors
                          Management Group and an equity  strategist at SCI
                          Capital   Management.   He  received  his  MA  in
                          Economics from Ohio State  University and a BA in
                          Economics  and  Business  Administration  at  Coe
                          College. He has earned the right to use the Chartered Financial Analyst designation.

LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's asset allocation in the underlying funds matches the asset allocation of the LifeTime Income Fund. At that time, the Fund may be combined with the LifeTime Income Fund, without a vote of shareholders. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

Fund Operating Expenses
Management Fees..............................   0.1225%
    Total Fund Operating Expenses               0.1225%


Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class

Day-to-day Fund Management
Since December, 2000      Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky
(Fund's inception)        joined Invista Capital Management in 1997.He is
                          reponsible  for asset  allocation and provides
                          advice to clients  concerning  their  portfolios
                          across all asset  classes.  Previously,  he was a
                          relationship     manager    at    Invista    with
                          responsibility   for  investment   communication,
                          relationship  development and investor education.
                          Prior to joining  Invista,  Mr.  Laschanzky was a
                          portfolio  manager  and  analyst  for over  seven
                          years at AMR Investment  Services.  He earned his
                          MBA and BA in  Finance  from  the  University  of
                          Iowa.   He  has  earned  the  right  to  use  the
                          Chartered Financial Analyst designation.

Since December, 2000      Co-Manager: Douglas R. Ramsey, CFA. Mr. Ramsey joined
(Fund's inception)        Invista in 1997. As portfolio manager, he provides
                          clients  with asset  allocation  advice  and  research
                          services  covering  all major  asset
                          classes.   Previously,   he   was   a   portfolio
                          strategist   for   Invista's   value   team  with
                          responsibility for equity securities analysis and
                          strategy. Prior to joining Invista, Mr.Ramsey was
                          an  equity   portfolio   manager   at   Investors
                          Management Group and an equity  strategist at SCI
                          Capital   Management.   He  received  his  MA  in
                          Economics from Ohio State  University and a BA in
                          Economics  and  Business  Administration  at  Coe
                          College. He has earned the right to use the Chartered Financial Analyst designation.


LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

Main Strategies
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The Fund allocates its assets in the underlying funds using a moderate allocation strategy that is intended to give the Fund exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.

Main Risks
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The values of the fixed-income securities in which the Fund invests change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Investor Profile
The Fund is generally a suitable investment for investors in retirement.

Because the inception date of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

In addition to the total operating expenses shown below, the Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the fees and expenses incurred by the corresponding class of each underlying fund. The Fund's investment return is net of the underlying funds' expenses. The operating expenses of each potential underlying fund are shown with the description of that fund.

The Fund's estimate of combined total expenses is based on its total operating expenses plus a weighted average of the total operating expenses of the corresponding class of the underlying funds in which it would have been invested based on its initial target asset allocation. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

Estimated annual Fund operating expenses are as follows:

Fund Operating Expenses
Management Fees..............................   0.1225%
    Total Fund Operating Expenses               0.1225%

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                         1 Year    3 Years
                Institutional Class

Day-to-day Fund Management
Since December, 2000      Co-Manager: Dirk Laschanzky, CFA. Mr. Laschanzky
(Fund's inception)        joined Invista Capital Management in 1997.He is
                          reponsible  for asset  allocation and provides
                          advice to clients  concerning  their  portfolios
                          across all asset  classes.  Previously,  he was a
                          relationship     manager    at    Invista    with
                          responsibility   for  investment   communication,
                          relationship  development and investor education.
                          Prior to joining  Invista,  Mr.  Laschanzky was a
                          portfolio  manager  and  analyst  for over  seven
                          years at AMR Investment  Services.  He earned his
                          MBA and BA in  Finance  from  the  University  of
                          Iowa.   He  has  earned  the  right  to  use  the
                          Chartered Financial Analyst designation.

Since December, 2000      Co-Manager: Douglas R. Ramsey, CFA. Mr. Ramsey joined
(Fund's inception)        Invista in 1997. As portfolio manager, he provides
                          clients  with asset  allocation  advice  and  research
                          services  covering  all major  asset
                          classes.   Previously,   he   was   a   portfolio
                          strategist   for   Invista's   value   team  with
                          responsibility for equity securities analysis and
                          strategy. Prior to joining Invista, Mr.Ramsey was
                          an  equity   portfolio   manager   at   Investors
                          Management Group and an equity  strategist at SCI
                          Capital   Management.   He  received  his  MA  in
                          Economics from Ohio State  University and a BA in
                          Economics  and  Business  Administration  at  Coe
                          College. He has earned the right to use the Chartered Financial Analyst designation.

THE COSTS OF INVESTING

Fees and Expenses of the Funds
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

Ongoing Fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each LifeTime Fund pays a management fee to the Manager. In addition, each LifeTime Fund, as a shareholder in the underlying funds, indirectly bears its pro rata share of the management fee incurred by the corresponding class of each underlying fund. The Class I shares of each LifeTime Fund invests in the Class I shares of the underlying funds. The investment return of each LifeTime Fund is net of the underlying funds' expenses.

Each of the other Funds pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
o Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
o Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The information in this section does not directly apply to the LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Risks of High Yield Securities
The Balanced and Bond & Mortgage Securities Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Derivatives
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipated;
o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
o    the counterparty may fail to perform its obligations.

Foreign Securities
Each of the following Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
o companies with their principal place of business or principal office outside the U.S.; and
o companies for which the principal securities trading market is outside the U.S.

The European Equity, International I, International II, International Emerging Markets, International SmallCap, Pacific Basin and Technology Funds each may invest up to 100% of its assets in foreign securities. Each of the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may invest in foreign securities to the extent that its relevant index is so invested. The other Funds (except Government Securities) may each invest up to 25% of its assets in foreign securities.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
o    increased social,  political and economic instability;
o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
o    relatively new capital market structure or market-oriented economy;
o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objective.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. No turnover rates are calculated for the other Funds as they have been in existence for less than six months.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
The Manager
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of Advisors Select, Advisors Preferred, Select and Preferred Fund classes of shares. The Fund and the Manager have entered into a Portfolio Accounting
Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $___ billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisors
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

Funds: Balanced (equity securities portion), International I, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, LifeTime 2010, LifeTime 2020, LifeTime 2030, LifeTime 2040, LifeTime 2050, LifeTime Strategic Income, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value

Sub-Advisor:      Invista  Capital  Management,  LLC  ("Invista"),  an  indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including
                  Principal  Life.  Assets under  management  as of December 31,
                  2000, were approximately $____ billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Funds: Balanced (fixed-income portion), Bond & Mortgage Securities, Government Securities, High Quality Short-Term Bond, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and Money Market

Sub-Advisor:      Principal Capital Income Investors,  LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $____ billion. PCII's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Fund:             Real Estate

Sub-Advisor:      Principal  Capital Real Estate  Investors,  LLC ("PCREI"),  an
                  indirect  wholly-owned  subsidiary of Principal Life Insurance
                  Company and an affiliate of the Manager,  was founded in 2000.
                  It manages investments for institutional investors,  including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $____ billion.
                  PCREI's  address is 1800 Hub Tower,  699  Walnut,  Des Moines,
                  Iowa 50309.

Funds:            European, International II, Pacific Basin and Technology

Sub-Advisor:      BT  Funds  Management  (International)  Limited  ("BT")  is  a
                  related company of BT Funds Management Limited ("BTFM") and a member of the Principal Financial Group. Its address is The
                  Chifley Tower, 2 Chifley Square, Sydney NSW 2000 Australia. As of December 31,2000, BT, together with BTFM, had approximately
                  $____ billion under management.

Funds:            Partners LargeCap Growth I and Partners MidCap Blend

Sub-Advisor:      Morgan  Stanley  Asset  Management  ("Morgan  Stanley"),  with principal offices at 1221 Avenue of the Americas, New York, NY
                  10020,  conducts a worldwide portfolio management business and provides a broad  range of  portfolio  management  services to customers in the U.S. and abroad. As of ______________,  2000,
                  Morgan  Stanley,  together with its  affiliated  institutional
                  asset  management  companies,   managed  investments  totaling
                  approximately $_____ billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management
                  Inc. changed its name to Morgan Stanley Dean Witter Investment
                  Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

Fund:             Partners MidCap Growth

Sub-Advisor:      Turner Investment Partners, Inc. ("Turner") was founded in
                  1990. Its address is 1235 Westlake Drive, Suite 350, Berwyn,
                  PA 19312. As of December 31, 2000, Turner had discretionary management authority with respect to approximately $____ billion in assets.

Fund:             Partners LargeCap Value

Sub-Advisor:      Alliance  Capital  Management  L.P.  ("Alliance")  through its
                  Bernstein    Investment    Research   and   Management    unit
                  ("Bernstein"). As of December 31, 2000, Alliance managed $___ billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Funds:            Partners MidCap Value and Partners SmallCap Growth I

Sub-Advisor:      Neuberger Berman  Management Inc.  ("Neuberger  Berman") is an
                  affiliate of Neuberger  Berman,  LLC.  Neuberger Berman LLC is
                  located  at  605  Third  Avenue,   2nd  Floor,  New  York,  NY
                  10158-0180. Together with Neuberger Berman, the firms manage more than $____ billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Funds:            Partners LargeCap Blend and Partners SmallCap Growth II

Sub-Advisor:      Federated  Investment  Management  Company  ("Federated") is a
                  registered investment adviser and a wholly-owned subsidiary of
                  Federated   Investors,   Inc.,  which  was  founded  in  1955.
                  Federated is located in the Federated  Investors Tower at 1001
                  Liberty Avenue,  Pittsburgh, PA 15222-3779. As of December 31,
                  2000, Federated managed $___ billion in assets.

Fund:             Partners LargeCap Growth II

Sub-Advisor:      American  Century  Investment   Management,   Inc.  ("American
                  Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS
                  64111. As of December 31, 2000,  American Century managed over
                  $_____ billion in assets.

Fund:             Partners SmallCap Value

Sub-Advisor:      Ark Asset Management Co., Inc. ("Ark Asset") is an
                  independent, 100% employee owned investment management firm.
                  Ark Asset's offices are located at 125 Broad Street, New York,
                  New York 10004. As of December 31, 2000, Ark Asset managed $_______billion in assets.

Duties of Manager and Sub-Advisors
The Manager or Sub-Advisor provides the Board of Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policy and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor.

Principal Investors Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may: o hire one or more Sub-Advisors; o change Sub-Advisors; and o reallocate management fees between itself and Sub-Advisors. The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved. The Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Blend Fund, Partners MidCap Growth Fund, Partners MidCap Value, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II and Partners SmallCap Value Fund have received the necessary shareholder approval and intend to rely on the order.

SHAREHOLDER INFORMATION

Pricing of Fund Shares
Each Fund's shares are bought and sold at the current NAV. The share price of each class of each Fund is calculated each day the New York Stock Exchange
(NYSE) is open. The NAV is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the NAV used to fill the order is the next price calculated after the order is received.

For all Funds except the Money Market Fund, the NAV is calculated by: o taking the current market value of the total assets of the Fund o subtracting liabilities of the Fund o dividing the remainder proportionately into the classes of the Fund o subtracting the liabilities of each class o dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.

NOTES:
o If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The European, International I, International II, International Emerging Markets, International SmallCap and Pacific Basin Funds each has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Purchase of Fund Shares
Shares are purchased from Princor Financial Services Corporation, the Fund's principal underwriter. There are no sales charges on shares of the Funds. There are no restrictions on amounts to be invested in Class I shares of the Funds.

Shareholder accounts for each Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares. Share certificates are not issued.

Redemption of Fund Shares
Each Fund sells its shares upon request. There is no charge for the sale. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Exchange of Fund Shares
Shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors or the Manager believes it is in the best interest of the Fund, the Fund reserves the right to review or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of such action will be given to the extent required by law.

Dividends and Distributions
The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond and LifeTime Strategic Income Funds pay most of their net dividend income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Money Market Fund) pay most of their net dividend income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is December 23 (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Money Market Fund.

Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.

Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.

A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

FUND ACCOUNT INFORMATION

Reservation of Rights
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements
Plans will receive annual financial statements for the Funds, examined by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

                                   APPENDIX A



RELATED PERFORMANCE OF THE SUB-ADVISORS

The Funds started operation in December, 2000 and have no historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.

Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

Please note that 1999 was an exceptionally good year for the stocks of technology companies and mutual funds that invest in them. It should not be expected that those stocks and funds will perform as well every year. Stock prices can change unpredictably and, in fact, they may lose value in some years.

PERFORMANCE RESULTS - STABLE FUNDS


                                                                Average Annual Performance
                                                                (through December 31, 2000)


                                                             YTD   1 YR    3 YR    5 YR   10 YR
High Quality Short-Term Bond Fund Class I*
PCII High Quality Short-Term Bond Composite
   Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index
   Average Short-Term Bond Category (Morningstar)


                                                            Annual Performance
                                                            (year ended December 31)


                                                            2000   1999    1998    1997   1996    1995   1994    1993    1992   1991

High Quality Short-Term Bond Fund Class I*
PCII High Quality Short-Term Bond Composite                        1.05   6.79    6.64
   Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index              2.09   7.63    7.13    4.67  12.88   -0.72   7.10    6.83   13.17
   Average Short-Term Bond Category (Morningstar)                  2.12   6.28    6.51    4.35  11.48   -0.86   6.86    6.15   13.43

* Class I Shares effective ____________.

PERFORMANCE RESULTS - CONSERVATIVE FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)
                                                             YTD   1 YR    3 YR    5 YR   10 YR
Bond & Mortgage Securities Fund Class I*
PCII Multi-Sector Composite
   Lehman Brothers Aggregate Bond Index
   Average Intermediate-Term Bond Category (Morningstar)

Government Securities Fund Class I*
PCII Mortgage-Backed Broad Composite
   Lehman Brothers Mortgage Backed Securities Index
   Average Intermediate Government Category (Morningstar)

High Quality Intermediate-Term Bond Fund Class I*
PCII High Quality Intermediate-Term Bond Composite
   Lehman Brothers Aggregate Bond Index
   Average Intermediate-Term Bond Category (Morningstar)

High Quality Long-Term Bond Fund Class I*
PCII High Quality Long-Term Bond Composite
   Lehman Brothers Long Term Gov't./Corporate Bond Index
   Average Long-Term Bond Category (Morningstar)


                                                                                        Annual Performance
                                                                                    (year ended December 31)


                                                            2000   1999    1998    1997   1996    1995   1994    1993    1992   1991
Bond & Mortgage Securities Fund Class I*
PCII Multi-Sector Composite                                        -0.57   7.97   10.16    3.94  18.41   -2.05  10.67    8.25  15.89
   Lehman Brothers Aggregate Bond Index                            -0.82   8.69    9.65    3.63  18.47   -2.92   9.75    7.40  16.00
   Average Intermediate-Term Bond Category (Morningstar)           -1.22   7.42    8.76    3.30  17.35   -3.73  10.39    7.20  16.62

Government Securities Fund Class I*
PCII Mortgage-Backed Broad Composite                                0.22   7.62    9.97    3.90  19.10   -4.41
   Lehman Brothers Mortgage Backed Securities Index                 1.85   6.97    9.49    5.36  16.80   -1.61   6.84    6.96  15.72
   Average Intermediate Government Category (Morningstar)          -1.44   7.45    8.45    2.80  16.42   -4.02   8.03    6.39  14.67

High Quality Intermediate-Term Bond Fund Class I*
PCII High Quality Intermediate-Term Bond Composite                 -0.57   8.28    9.32
   Lehman Brothers Aggregate Bond Index                            -0.82   8.69    9.65    3.63  13.47   -2.92   9.75    7.40  16.00
   Average Intermediate-Term Bond Category (Morningstar)           -1.22   7.42    8.76    3.30  17.35   -3.73  10.39    7.20  16.62

High Quality Long-Term Bond Fund Class I*
PCII High Quality Long-Term Bond Composite                         -7.41  10.39    4.85
   Lehman Brothers Long Term Gov't./Corporate Bond Index           -7.64  11.76   14.52    0.13  29.93   -7.10  16.17    8.53  19.53
   Average Long-Term Bond Category (Morningstar)                   -2.78   6.51   10.53    3.54  21.33   -6.13  13.34    7.98  17.15

* Class I Shares effective ____________.

PERFORMANCE RESULTS - MODERATE FUNDS
                                                                 Average Annual Performance
                                                                (through December 31, 2000)
                                                             YTD   1 YR    3 YR    5 YR   10 YR

Balanced Fund Class I*
Invista Balanced Composite
PCII Multi-Sector Composite
   S&P 500 Index
   Lehman Brothers Aggregate Bond Index
   Average Domestic Hybrid Category (Morningstar)

LargeCap Blend Fund Class I*
Invista Large Cap Composite
   S&P 500 Index
   Average LargeCap Blend  Category (Morningstar)

Partners LargeCap Blend Fund Class I*
Federated Capital Appreciation Composite
   S&P 500 Index
   Average LargeCap Blend  Category (Morningstar)

LargeCap Growth Fund Class I*
Invista Large Cap Growth Composite
   S&P/BARRA 500 Growth Index
   Average LargeCap Growth Category (Morningstar)

Partners LargeCap Growth Fund I Class I*
Morgan Stanley Equity Growth Composite
   S&P 500 Index
   Average LargeCap Growth Category (Morningstar)

Partners LargeCap Growth Fund II Class I*
American Century Growth Composite
   Russell 1000 Growth Index
   Average LargeCap Growth Category (Morningstar)

LargeCap S&P 500 Index Fund Class I*
Invista S&P 500 Index Composite
   S&P 500 Index
   Average LargeCap Blend Category (Morningstar)
LargeCap Value Fund Class I*
Invista Large Cap Value Composite
   S&P/BARRA 500 Value Index
   Average LargeCap Value Category (Morningstar)

Partners LargeCap Value Fund Class I*
Sanford C. Bernstein Diversified Value Composite
   Russell 1000 Value Index
   Average LargeCap Value Category (Morningstar)

MidCap Value Fund Class I*
Invista Mid Cap Value Composite
   S&P/BARRA 400 Value Index
   Average MidCap Value Category (Morningstar)

Partners MidCap Value Fund Class I*
Neuberger Berman MidCap Value Composite
   Russell Midcap Value Index
   Average MidCap Value Category (Morningstar)

Real Estate Fund Class I*
PCREI Real Estate Composite
   Morgan Stanley REIT Index


                                                                                         Annual Performance
                                                                                     (year ended December 31)


                                                    2000   1999    1998    1997   1996    1995   1994    1993    1992   1991
Balanced Fund Class I*
Invista Balanced Composite                                  2.20  12.17   20.03   10.69  26.88   -1.63  14.25   10.73    27.19
PCII Multi-Sector Composite                                -0.57   7.97   10.16    3.94  18.41   -2.05  10.67    8.25    15.89
   S&P 500 Index                                           21.04  28.58   33.36   22.96  37.58    1.32  10.08    7.62    30.47
   Lehman Brothers Aggregate Bond Index                    -0.82   8.69    9.65    3.63  18.47   -2.92   9.75    7.40    16.00
   Average Domestic Hybrid Category (Morningstar)           8.24  12.50   18.24   13.07  24.87   -2.56  12.07    8.22    23.87

LargeCap Blend Fund Class I*
Invista Large Cap Composite                                 9.57  24.70   29.66   24.35
   S&P 500 Index                                           21.04  28.58   33.36   22.96  37.58    1.32  10.08    7.62    30.47
   Average LargeCap Blend  Category (Morningstar)          19.72  21.95   27.43   20.37  31.99   -1.08  11.12    7.62    32.13

Partners LargeCap Blend Fund Class I*
Federated Capital Appreciation Composite                   43.39  20.08   30.62   18.39  37.17   -0.30  11.31   11.37    27.43
   S&P 500 Index                                           21.04  28.58   33.36   22.96  37.58    1.32  10.08    7.62    30.47
   Average LargeCap Blend  Category (Morningstar)          19.72  21.95   27.43   20.37  31.99   -1.08  11.12    7.62    32.13

LargeCap Growth Fund Class I*
Invista Large Cap Growth Composite
   S&P/BARRA 500 Growth Index                              28.25  42.15   36.38   23.98  38.13    3.13   1.68    5.07    38.37
   Average LargeCap Growth Category (Morningstar)          39.72  33.56   25.00   18.95  32.27   -2.32  10.31    5.83    43.69

Partners LargeCap Growth Fund I Class I*
Morgan Stanley Equity Growth Composite                     39.42  21.11   31.40   31.23  45.03    3.18   4.32    5.99    25.54
   S&P 500 Index                                           21.04  28.58   33.36   22.96  37.58    1.32  10.08    7.62    30.47
   Average LargeCap Growth Category (Morningstar)          39.72  33.56   25.00   18.95  32.27   -2.32  10.31    5.83    43.69

Partners LargeCap Growth Fund II Class I*
American Century Growth Composite                          34.68  36.77   29.28   14.92  20.35   -1.49   3.76   -4.29    69.02
   Russell 1000 Growth Index                               33.16  38.71   30.49   23.12  37.19    2.66   2.90    5.00    41.16
   Average LargeCap Growth Category (Morningstar)          39.72  33.56   25.00   18.95  32.27   -2.32  10.31    5.83    43.69

LargeCap S&P 500 Index Fund Class I*
Invista S&P 500 Index Composite                            20.62  28.16   32.89   22.51  37.07    1.05
   S&P 500 Index                                           21.04  28.58   33.36   22.96  37.58    1.32  10.08    7.62    30.47
   Average LargeCap Blend Category (Morningstar)           19.72  21.95   27.43   20.37  31.99   -1.08  11.12    7.62    32.13
LargeCap Value Fund Class I*
Invista Large Cap Value Composite                          -7.12  18.04   28.94   22.18
   S&P/BARRA 500 Value Index                               12.72  14.68   29.99   21.99  37.00   -0.63  18.60   10.53    22.56
   Average LargeCap Value Category (Morningstar)            6.63  13.10   27.01   20.79  32.28   -0.81  13.25    9.89    28.51

Partners LargeCap Value Fund Class I*
Sanford C. Bernstein Diversified Value Composite            7.80
   Russell 1000 Value Index                                 7.35  15.63   35.18   21.64  38.35   -1.99  18.12   13.81    24.61
   Average LargeCap Value Category (Morningstar)            6.63  13.10   27.01   20.79  32.28   -0.81  13.25    9.89    28.51

MidCap Value Fund Class I*
Invista Mid Cap Value Composite                            -7.36   3.25   35.49   16.03  41.18    0.98  11.43    7.57    33.54
   S&P/BARRA 400 Value Index                                2.33   4.67   34.32   19.40  34.04   -0.57  13.43   16.02
   Average MidCap Value Category (Morningstar)              7.78   3.92   26.04   20.50  29.27   -1.11  17.11   13.54    29.65

Partners MidCap Value Fund Class I*
Neuberger Berman MidCap Value Composite                     8.04 -10.66   32.66   28.08  35.23   -1.89  16.44   17.52    22.36
   Russell Midcap Value Index                              -0.11   5.09   34.37   20.26  34.93   -2.13  15.62   21.68    37.92
   Average MidCap Value Category (Morningstar)              7.78   3.92   26.04   20.50  29.27   -1.11  17.11   13.54    29.65

Real Estate Fund Class I*
PCREI Real Estate Composite                                -3.01 -10.20   19.83
   Morgan Stanley REIT Index                               -4.55 -16.90   18.58   35.89  12.90

* Class I Shares effective ____________.

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)
                                                             YTD   1 YR    3 YR    5 YR   10 YR

MidCap Blend Fund Class I*
Invista Mid Cap Core Composite
   S&P MidCap 400 Index
   Average MidCap Blend Category (Morningstar)

MidCap Growth Fund Class I*
Invista Mid Cap Growth Composite
   Russell Midcap Growth Index
   Average MidCap Growth Category (Morningstar)

MidCap S&P 400 Index Fund Class I*
Invista S&P 400 Index Composite
   S&P MidCap 400 Index
   Average MidCap Blend Category (Morningstar)

Partners MidCap Blend Fund Class I*
Morgan Stanley MidCap Blend Composite
   S&P MidCap 400 Index
   Average MidCap Blend Category (Morningstar)

Partners MidCap Growth Fund Class I*
Turner Investment Partners Midcap Growth Composite
   Russell Midcap Growth Index
   Average MidCap Growth Category (Morningstar)

SmallCap Blend Fund Class I*
Invista Small Company Blend Composite
   Russell 2000 Index
   Average SmallCap Blend Category (Morningstar)

SmallCap Growth Fund Class I*
Invista Small Cap Growth Composite
   Russell 2000 Growth Index
   Average SmallCap Growth Category (Morningstar)

Partners SmallCap Growth Fund I Class I*
Neuberger Berman SmallCap Growth Composite
   Russell 2000 Growth Index
   Average SmallCap Growth Category (Morningstar)
Partners SmallCap Growth Fund II Class I*
Federated Aggressive Growth Composite
   S&P/BARRA 600 Growth Index
   Average SmallCap Growth Category (Morningstar)

Partners SmallCap Value Fund Class I*
Ark Asset SmallCap Value Composite
   Russell 2000 Value Index
   Average SmallCap Value Category (Morningstar)

SmallCap S&P 600 Index Fund Class I*
Invista Small Cap S&P 600 Index Composite
   S&P SmallCap 600 Index
   Average SmallCap Blend Category (Morningstar)

SmallCap Value Fund Class I*
Invista Small Cap Value Composite
   Russell 2000 Value Index
   Average SmallCap Value Category (Morningstar)

Technology Fund Class I*
   Average Technology Category (Morningstar)

                                                                   Annual Performance
                                                                (year ended December 31)


                                                         2000   1999    1998    1997   1996    1995   1994    1993    1992   1991
MidCap Blend Fund Class I*
Invista Mid Cap Core Composite                                  12.37   4.72   24.95   18.66  33.39    5.46  -0.26    9.01
   S&P MidCap 400 Index                                         14.72  19.11   32.25   19.18  30.92   -3.59  13.93   11.90    50.07
   Average MidCap Blend Category (Morningstar)                  18.70   6.77   26.45   20.44  28.71   -1.61  14.50   14.93    36.20

MidCap Growth Fund Class I*
Invista Mid Cap Growth Composite                                       69.96    2.48   26.15  13.40
   Russell Midcap Growth Index                                  51.29  17.86   22.54   17.48  33.98   -2.16  11.19    8.71    47.03
   Average MidCap Growth Category (Morningstar)                 63.90  17.51   17.05   16.99  34.79   -1.03  15.64    9.03    50.97

MidCap S&P 400 Index Fund Class I*
Invista S&P 400 Index Composite
   S&P MidCap 400 Index                                         14.72  19.11   32.25   19.20  30.95   -3.58  13.95   11.91    50.10
   Average MidCap Blend Category (Morningstar)                  18.70   6.77   26.45   20.44  28.71   -1.61  14.50   14.93    36.20

Partners MidCap Blend Fund Class I*
Morgan Stanley MidCap Blend Composite
   S&P MidCap 400 Index                                         14.72  19.11   32.25   19.20  30.95   -3.58  13.95   11.91    50.10
   Average MidCap Blend Category (Morningstar)                  18.70   6.77   26.45   20.44  28.71   -1.61  14.50   14.93    36.20

Partners MidCap Growth Fund Class I*
Turner Investment Partners Midcap Growth Composite             126.09  26.33   41.77   18.25
   Russell Midcap Growth Index                                  51.29  17.86   22.54   17.48  33.98   -2.16  11.19    8.71    47.03
   Average MidCap Growth Category (Morningstar)                 63.90  17.51   17.05   16.99  34.79   -1.03  15.64    9.03    50.97

SmallCap Blend Fund Class I*
Invista Small Company Blend Composite                           12.31  -9.59   21.15   18.01  29.44    3.05  21.32   26.90    24.82
   Russell 2000 Index                                           21.26  -2.55   22.36   16.50  28.45   -1.82  18.88   18.41    46.04
   Average SmallCap Blend Category (Morningstar)                18.18  -3.64   26.12   19.66  25.51   -0.97  16.65   14.39    39.57

SmallCap Growth Fund Class I*
Invista Small Cap Growth Composite                              66.37  -2.47   34.77   14.19
   Russell 2000 Growth Index                                    43.09   1.23   12.95   11.26  31.04   -2.43  13.36    7.77    51.19
   Average SmallCap Growth Category (Morningstar)               61.45   4.49   18.19   19.99  35.44   -0.28  16.70   11.99    53.64

Partners SmallCap Growth Fund I Class I*
Neuberger Berman SmallCap Growth Composite                     134.28
   Russell 2000 Growth Index                                     1.23  12.95   11.26   31.04  -2.43   13.36   7.77   51.19   -17.14
   Average SmallCap Growth Category (Morningstar)               61.45   4.49   18.19   19.99  35.44   -0.28  16.70   11.99    53.64
Partners SmallCap Growth Fund II Class I*
Federated Aggressive Growth Composite                          111.60   8.08   30.06
   S&P/BARRA 600 Growth Index                                   12.41  -1.31   25.58   21.32  29.97   -4.78  18.79   21.05    48.48
   Average SmallCap Growth Category (Morningstar)               61.45   4.49   18.19   19.99  35.44   -0.28  16.70   11.99    53.64

Partners SmallCap Value Fund Class I*
Ark Asset SmallCap Value Composite
   Russell 2000 Value Index                                     -1.49  -6.45   31.78   21.37  25.75   -1.27  23.84   29.14    41.70
   Average SmallCap Value Category (Morningstar)                 4.49  -6.99   30.04   25.53  25.13   -0.81  16.72   20.29    37.19

SmallCap S&P 600 Index Fund Class I*
Invista Small Cap S&P 600 Index Composite
   S&P SmallCap 600 Index                                       12.40  -1.31   25.58   21.32  29.97   -4.77  18.78   21.04    48.49
   Average SmallCap Blend Category (Morningstar)                18.18  -3.64   26.12   19.66  25.51   -0.97  16.65   14.39    39.57

SmallCap Value Fund Class I*
Invista Small Cap Value Composite                               -8.92  -6.03   33.65   26.44
   Russell 2000 Value Index                                     -1.49  -6.45   31.78   21.37  25.75   -1.27  23.84   29.14    41.70
   Average SmallCap Value Category (Morningstar)                 4.49  -6.99   30.04   25.53  25.13   -0.81  16.72   20.29    37.19

Technology Fund Class I*
   Average Technology Category (Morningstar)                   136.50  52.41    9.58   20.31  42.89   13.18  24.07   13.03    46.92

* Class I Shares effective ____________.

PERFORMANCE RESULTS - DYNAMIC FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)
                                                             YTD   1 YR    3 YR    5 YR   10 YR

European Fund Class I*
BT European Composite
   MSCI Europe (15) Index--ND
   Average Europe Category (Morningstar)

International Emerging Markets Fund Class I*
Invista International Emerging Markets Equity Composite
   MSCI - Emerging Markets Free--ID
Average Diversified Emerging Market
     Category (Morningstar)

International Fund I Class I*
Invista International Broad Markets Composite
   MSCI EAFE (Europe, Australia, Far East) Index--ND
   Average Foreign Category (Morningstar)

International Fund II Class I*
   MSCI EAFE (Europe, Australia, Far East) Index--ND
   Average Foreign Category (Morningstar)

International SmallCap Fund Class I*
Invista International Small Cap Equity Composite
   MSCI EAFE (Europe, Australia, Far East) Index--ND
   Average Foreign Category (Morningstar)

Pacific Basin Fund Class I*
BT Pacific Basin Composite
   MSCI Pacific Free Index--ND
   Average Diversified Pacific/Asia Category (Morningstar)

                                                                                 Annual Performance
                                                                               (year ended December 31)


                                                            2000   1999    1998    1997   1996    1995   1994    1993    1992   1991

European Fund Class I*
BT European Composite                                              33.95  30.86   26.33   41.31   9.36    8.49  43.12
   MSCI Europe (15) Index--ND                                      15.89  28.53   23.80   21.09  21.62    2.28  29.28   -4.71  13.11
   Average Europe Category (Morningstar)                           26.11  21.56   18.42   24.99  16.26    2.52  28.15   -6.82   7.47

International Emerging Markets Fund Class I*
Invista International Emerging Markets Equity Composite            63.25 -17.59   11.38   25.57   7.46
   MSCI - Emerging Markets Free--ID                                58.89 -35.11   31.64   22.21 -12.83    0.64  53.92   13.41 149.65
Average Diversified Emerging Market
     Category (Morningstar)                                        71.86 -27.03   -3.68   13.35  -3.45   -9.27  73.26    0.26  18.10

International Fund I Class I*
Invista International Broad Markets Composite                      25.78  10.47   12.43   24.54  14.07   -2.39  44.83
   MSCI EAFE (Europe, Australia, Far East) Index--ND               26.96  20.00    1.78    6.05  11.21    7.78  32.56  -12.17  12.13
   Average Foreign Category (Morningstar)                          44.49  13.00    5.43   12.39   9.82   -0.40  36.71   -4.54  13.07

International Fund II Class I*
   MSCI EAFE (Europe, Australia, Far East) Index--ND                26.96  20.00    1.78    6.05  11.21    7.78  32.56  -12.17 12.13
   Average Foreign Category (Morningstar)                          44.49  13.00    5.43   12.39   9.82   -0.40  36.71   -4.54  13.07

International SmallCap Fund Class I*
Invista International Small Cap Equity Composite                   86.79  13.24   15.62   40.53   3.61
   MSCI EAFE (Europe, Australia, Far East) Index--ND                26.96  20.00    1.78    6.05  11.21    7.78  32.56  -12.17 12.13
   Average Foreign Category (Morningstar)                          44.49  13.00    5.43   12.39   9.82   -0.40  36.71   -4.54  13.07

Pacific Basin Fund Class I*
BT Pacific Basin Composite                                        132.40   7.35  -27.91
   MSCI Pacific Free Index--ND                                      56.65   2.72  -25.87   -8.30   2.95   12.76  36.21  -18.56 11.46
   Average Diversified Pacific/Asia Category (Morningstar)         92.50  -5.91  -27.90    4.02   2.39   -5.49  59.02   -3.03  15.05

* Class I Shares effective ____________.

IMPORTANT NOTES TO THE APPENDIX

Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Long Term Gov't./Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Mutual Fund 1-5 Government/Credit Index is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.

Morgan   Stanley   Capital   International   (MSCI)   Europe  (15)  Index  is  a
capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.

Morgan Stanley Capital International Pacific Free Index is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are:
Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.

Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index is a stock index designed to measure the investment returns of developed economies outside of North America.

Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

Russell Midcap Value Index is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

S&P/BARRA 400 Value Index is a market capitalization-weighted index of all the stocks in the S&P 400 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1.

S&P/BARRA 500 Growth Index is a market capitalization-weighted index of all the stocks in the S&P 500 that have high price-to-book ratios. It is designed so that approximately 50% of the SPX market capitalization is in the Growth Index.

S&P/BARRA 500 Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

S&P/BARRA 600 Growth Index is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.

S&P Midcap 400 Index includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.




                         PRINCIPAL INVESTORS FUND, INC.
                                 Class J Shares








                    This Prospectus describes a mutual fund
                     organized by Principal Life Insurance
                          Company(R) (The Principal).





            The date of this Prospectus is ________________________.














   As with all mutual funds, the Securities and Exchange Commission ("SEC") has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Descriptions...................................................4
    Stable Funds
       High Quality Short-Term Bond Fund............................6
       Money Market Fund............................................8

    Conservative Funds
       Bond & Mortgage Securities Fund.............................10
       Government Securities Fund..................................12
       High Quality Intermediate-Term Bond Fund....................14
       High Quality Long-Term Bond Fund............................16

    Moderate Funds
       Balanced Fund...............................................18
       LargeCap Blend Fund.........................................20
       LargeCap Growth Fund........................................22
       LargeCap S&P 500 Index Fund.................................24
       LargeCap Value Fund.........................................26
       MidCap Value Fund...........................................28
       Partners LargeCap Blend Fund................................30
       Partners LargeCap Growth Fund I.............................32
       Partners LargeCap Growth Fund II............................34
       Partners LargeCap Value Fund................................36
       Partners MidCap Value Fund..................................38
       Real Estate Fund............................................40

    Aggressive Funds
       MidCap Blend Fund...........................................42
       MidCap Growth Fund..........................................44
       MidCap S&P 400 Index Fund...................................46
       Partners MidCap Blend Fund..................................48
       Partners MidCap Growth Fund.................................50
       Partners SmallCap Growth Fund I.............................52
       Partners SmallCap Growth Fund II............................54
       Partners SmallCap Value Fund................................56
       SmallCap Blend Fund.........................................58
       SmallCap Growth Fund........................................60
       SmallCap S&P 600 Index Fund.................................62
       SmallCap Value Fund.........................................64
       Technology Fund.............................................66

    Dynamic Funds
       European Fund...............................................68
       International Emerging Markets Fund.........................70
       International Fund I........................................72
       International Fund II.......................................74
       International SmallCap Fund.................................76
       Pacific Basin Fund..........................................78

 General Information
    The Costs of Investing...........................................
    Certain Investment Strategies and Related Risks..................
    Management, Organization and Capital Structure...................
    Shareholder Information..........................................
    Fund Account Information.........................................

Appendix A...........................................................


The Principal Investors Funds have been divided into risk categories. The working definition of each category is shown below:

Stable
Investment options that historically have had lower earnings over longer periods of time and have not changed much in value over short periods of time as compared to the other categories. Examples are money market, some short-term bond and stable value investment options.

Conservative
Investments, including government securities, mortgage-backed securities, and corporate bonds, that change in value as interest rates change. They are generally less volatile than stocks.

Moderate
In general, these are stocks of large U.S. companies. In the past, they have been more volatile than corporate and government bonds. Balanced investments (that include both stocks and bonds) are also considered to be moderate investment options.

Aggressive
Although there are exceptions, these investments are generally stocks of small and medium-size U.S. companies. These investments can change in value very quickly over short time periods.

Dynamic
In general, theses are stocks of foreign companies. These investments have additional risks associated with foreign investing, such as currency risk, and can change in value very quickly over short-term periods.

FUND DESCRIPTIONS

Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). The Funds are divided into five risk categories:
Stable, Conservative, Moderate, Aggressive, and Dynamic. Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.

The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages. The Sub-Advisors are:

   Alliance Capital Management L.P. through its                   Federated Management Corporation ("Federated")
     Bernstein Investment Research and Management                 Invista Capital Management, LLC(R)("Invista")*
     unit ("Bernstein")                                           Morgan Stanley Asset Management ("Morgan Stanley")
   American Century Investment Management, Inc.                   Neuberger Berman Management Inc. ("Neuberger Berman")
     ("American Century")                                         Principal Capital Income Investors, LLC ("PCII")*
   Ark Asset Management Co., Inc. ("Ark Asset")                   Principal Capital Real Estate Investors, LLC ("PCREI")*
   BT Funds Management (International) Limited ("BT")*            Turner Investment Partners, Inc. ("Turner")

Class J shares of each of these Funds are available through this Prospectus. This class is currently available only through: o registered representatives of Princor Financial Services Corporation ("Princor")* who are also employees of Principal Life Insurance Company (These registered representatives are sales counselors of Principal Connection, a distribution channel used to directly market certain products and services of the companies of the Principal Financial Group.);
o    fee-based financial planners; or
o registered representatives of selected broker-dealers (selling Class J shares as a result of certain plan terminations).

Class J shares are offered only:
o to individuals (and his/her spouse) who receive lump sum distributions from retirement or employee welfare benefit plans sponsored by The Principal;
o to shareholders (and his/her spouse) of Class J shares funding an Individual Retirement Account (IRA), Simplified Employee Pension ("SEP") plan and Savings Incentive Match Plan for Employees ("SIMPLE");
o    to fund employer sponsored plans sold through Principal Connection; and
o as a result of a plan terminating that was administered by The Principal under its Flexible Income Annuity or Principal Advantage products.

* Principal Management Corporation, Invista, PCII, PCREI, BT and Princor are members of the Principal Financial Group(R).

In the  description  for each Fund,  there is  important  information  about the
Fund's:

Primary investment strategy
This section summarizes how each Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Annual operating expenses
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.

Day-to-day Fund management
The investment professionals who manage the assets of each Fund are listed with each Fund. Backed by their staffs of experienced securities analysts, they provide the Funds with professional investment management.

Fund performance
Because  the  Funds  are new and  have not  completed  a full  calendar  year of operations, performance information for the Funds is not included in this Prospectus. To obtain performance information for a Fund after its first full calendar quarter of operations, contact the Principal Investors Fund at www.principal.com or call 1-800-247-4123. Remember that a Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Call the Principal Investors Fund to get the current 7-day yield for the Money Market Fund.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.

HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in high quality, short-term fixed-income securities with a dollar weighted average maturity of four years or less. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o debt securities of U.S. issuers rated in the three highest grades by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect PCII's judgment regarding the likelihood of the security being called or prepaid.

The average portfolio duration of the Fund normally is less than three years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.40%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.31%
* Total Class J share operating expenses are estimated.

                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years


                           Day-to-day Fund Management
     Since December, 2000      Co-Manager: Daniel J. Garrett, CFA. Mr. Garrett is a portfolio manager for PCII. He joined
     (Fund's inception)        the Principal  Financial Group in 1985 as a commercial mortgage analyst and was named to his current position in 1998. Mr. Garrett  received his Master's  degree in Business and his Bachelor's degree in
                               Computer  Information  Systems and Finance from Drake  University. He has earned the right to use the
                               Chartered Financial Analyst designation.

     Since December, 2000      Co-Manager: Martin J. Schafer. Mr. Schafer is a portfolio manager for PCII specializing in the
     (Fund's inception)        management of mortgage-backed  securities  utilizing an active, total return approach.  He joined the
                               Principal  Financial  Group in 1977. He holds a BBA in Accounting and Finance from the  University of
                               Iowa.

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Main Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, PCII, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940 ("1940 Act"), as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
o    to take advantage of market variations;
o    to generate cash to cover sales of Fund shares by its shareholders; or
o    upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The Fund does have an ability to borrow money to cover the sale of Fund shares. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
o securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
o securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
     o    bank obligations including:
          o    certificates   of  deposit   which   generally   are   negotiable
               certificates against funds deposited in a commercial bank; or
          o    bankers  acceptances  which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
          o commercial paper, which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
          o corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
          o repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
          o taxable municipal obligations, which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Money Market Fund are Eurodollar and Yankee obligations, which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Fund's Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issue undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

Main Risks
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.40%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.31%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

                           Day-to-day Fund Management
     Since December, 2000      Co-Manager: Alice Robertson. Ms. Roberston is a trader for PCII on the corporate fixed-income
     (Fund's inception)        trading desk.  She joined the Principal  Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial  paper analyst with Duff & Phelps Credit  Company. Ms.  Robertson  earned her Master's degree in Finance and
                               Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

     Since December, 2000      Co-Manager: Michael R. Johnson. Mr. Johnson directs securities trading for PCII. He joined
     (Fund's inception)        the Principal Financial Group in 1982 and took his current position in 1994.  His  responsibilities
                               include   managing   the   fixed-income   trading operation for Principal  Capital Income Investors
                               and several short-term money market accounts.  He earned his Bachelor's degree in Finance from Iowa
                               State University.

BOND & MORTGAGE SECURITIES FUND The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:

o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or o securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.55%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.46%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

                           Day-to-day Fund Management

     Since December, 2000      Co-Manager: Lisa A. Stange, CFA. As Portfolio
                               Manager for PCII, Ms. Stange manages over
     (Fund's inception)        $3  billion  in  fixed-income portfolios invested
                               in  public  and  private   corporate   bonds,
                               mortgage-backed      securities,       commercial
                               mortgage-backed     securities,      asset-backed
                               securities and commercial real estate  mortgages.
                               Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa.
                               She has  earned  the  right to use the  Chartered
                               Financial Analyst designation.

     Since December, 2000      Co-Manager: William C. Armstrong, CFA. Mr.
                               Armstrong leads the multi-sector/core
     (Fund's inception)        portfolio management group for PCIIs'
                               stable value division. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State
                               College. He has earned the right to use the Chartered Financial Analyst designation.

GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, PCII, to be of equivalent quality.

The Fund relies on the professional judgment of PCII to make decisions about the Fund's portfolio securities. The basic investment philosophy of PCII is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when PCII believes they no longer represent good long-term value.

The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

Main Risks
Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.

U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.40%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.31%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

                           Day-to-day Fund Management

     Since December, 2000      Co-Manager: Martin J. Schafer. Mr. Schafer is a
                               portfolio manager for PCII specializing in the
     (Fund's inception)        management of mortgage-backed  securities
                               utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

     Since December, 2000      Co-Manager: Kelly R. Alexander. Ms. Alexander
                               shares management responsibility for nine
     (Fund's inception)        fixed-income  portfolios at PCII,  with combined
                               assets of more than $4 billion.  Before assuming
                               her current position, she had similar
                               responsibilities  with Invista from 1992 to 2000.
                               She joined the Principal  Financial Group in 1983
                               to develop the mortgage-backed securities trading
                               department.   Her  experience  includes  hedging,
                               securitization, product development and portfolio management as well as the risk management of a $1.5 billion residential mortgage pipeline.

HIGH QUALITY INTERMEDIATE-TERM BOND FUND The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.40%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.31%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

                           Day-to-day Fund Management

     Since December, 2000      Co-Manager: Kevin W. Croft, CFA. As a portfolio
                               manager for PCII, Mr. Croft has direct
     (Fund's inception)        responsibility  for $950  million  invested  in
                               fixed-income portfolios. He joined the  Principal
                               Financial  Group in 1988.  He earned his Master's
                               and Bachelor's degrees from Drake University.  He
                               has  earned  the  right  to  use  the   Chartered
                               Financial Analyst designation.

     Since December, 2000      Co-Manager: Martin J. Schafer. Mr. Schafer is a
                               portfolio manager for PCII specializing in the
     (Fund's inception)        management of mortgage-backed  securities
                               utilizing an active, total return approach. He joined the Principal Financial Group in 1977.
                               He holds a BBA in Accounting and Finance from the University of Iowa.

HIGH QUALITY LONG-TERM BOND FUND The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally is greater than six years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.40%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.31%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

                           Day-to-day Fund Management

     Since December, 2000      Co-Manager: Kevin W. Croft, CFA. As a portfolio
                               manager for PCII, Mr. Croft has direct
     (Fund's inception)        responsibility  for $950  million  invested  in
                               fixed-income  portfolios.  He  joined  the
                               Principal Financial  Group in 1988. He earned his
                               Master's and Bachelor's degrees from Drake
                               University. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000      Co-Manager: Martin J. Schafer. Mr. Schafer is a
                               portfolio manager for PCII specializing in the
     (Fund's inception)        management of mortgage-backed  securities
                               utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

Main Strategies
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

PCII serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when PCII thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.50%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.41%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

                           Day-to-day Fund Management

     Since December, 2000      Co-Manager: William C. Armstrong, CFA. Mr.
                               Armstrong leads the multi-sector/core
     (Fund's inception)        portfolio management group for PCII's
                               stable value division. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State
                               College. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000      Co-Manager: Judith A. Vogel, CFA. Ms. Vogel is a
                               portfolio manager for domestic core and
     (Fund's inception)        balanced  portfolios.  Ms. Vogel joined the
                               Principal Financial Group in 1982 as a strategist
                               and was one  of  Invista's founding members  in
                               1985.  She  earned  her  Bachelor's   degree  in
                               Business Administration  from Central College.
                               She has earned the right to use the Chartered
                               Financial Analyst designation.

     Since December, 2000      Co-Manager:  Mary Sunderland, CFA. Ms. Sunderland
                               manages the large-cap growth portfolios
     (Fund's inception)        for Invista.  She  joined  Invista  in early 2000
                               following a 10-year  career  with  Skandia  Asset
                               Management where she directed their more than $2.5 billion U.S. Equity Large Cap Growth portfolios and U.S. Technology portfolios. Ms.
                               Sunderland earned her MBA from the Columbia
                               University Graduate School of Business and her
                               Bachelor's  degree from Northwestern  University.
                               She has earned the right to use the Chartered
                               Financial Analyst designation.

LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.


Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.45%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.36%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

                           Day-to-day Fund Management

     Since December, 2000      Scott Opsal, CFA. Scott is the Chief Investment
                               Officer for Invista and has directed the inter-
     (Fund's inception)        national  equities  group since 1993.  He sits on
                               the firm's Board of Directors, is a member of the
                               Iowa  Society  of  Financial  Analysts  and  is a
                               Research   Director  of  the  Financial   Markets
                               Institute at the University of Iowa. Scott joined
                               Principal  in  1983  and  was  one  of  Invista's
                               founders in 1985.  He received a Master's  degree
                               from the University of Minnesota and a Bachelor's
                               degree  from  Drake  University,  where  he  is a
                               visiting instructor in the Finance Department. He
                               has  earned  the  right  to  use  the   Chartered
                               Financial Analyst designation.

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital

Main Strategies
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.

Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.55%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.46%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

     Since December, 2000      Mary Sunderland, CFA. Ms. Sunderland
                               manages the large-cap growth portfolios
     (Fund's inception)        for Invista.  She  joined  Invista  in early 2000
                               following a 10-year  career  with  Skandia  Asset
                               Management where she directed their more than $2.5 billion U.S. Equity Large Cap Growth portfolios and U.S. Technology portfolios. Ms.
                               Sunderland earned her MBA from the Columbia
                               University Graduate School of Business and her
                               Bachelor's  degree from Northwestern  University.
                               She has earned the right to use the Chartered
                               Financial Analyst designation.

LARGECAP S&P 500 INDEX FUND

The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means large companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the LargeCap S&P 500 Index Fund, Invista Capital Management, LLC or Principal Life Insurance Company.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.15%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.06%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

                           Day-to-day Fund Management

     Since December, 2000      Co-Manager: Robert Baur, Ph.D. Dr. Baur joined
                               Invista in 1995 after serving as a professor of
     (Fund's inception)        finance and economics at Drake  University and
                               Grand View College.  He received his Bachelor's
                               degree in  Mathematics  and  his  Ph.D.  in
                               Economics  from  Iowa  State  University.   Dr.
                               Baur also did post-doctoral study in finance and economics at the University of Minnesota.
                               He also holds a BS in Mathematics from Iowa State
                               University.

     Since December, 2000      Co-Manager: Rhonda VanderBeek. Ms. Vander Beek
                               directs trading operations for Invista index
     (Fund's inception)        accounts.  She joined the Principal  Financial
                               Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.

LARGECAP VALUE FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. The Fund is managed with bottom-up fundamental stock selection discipline that focuses on four key elements:
o    Determination that a stock is selling below its fair market value;
o    Early recognition of changes in a company's underlying fundamentals;
o    Evaluation of the sustainability of fundamental changes; and
o By monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.
The Fund's performance is driven by fundamental stock selection skills that utilize a systematic investment process designed to identify a superior pool of stocks to analyze.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.45%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.36%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

                           Day-to-day Fund Management

     Since December, 2000      John Pihlblad, CFA. Mr. Pihlblad is director of
                               quantitative portfolio management for Invista.
     (Fund's Inception)        He has over 24 years experience in creating and
                               managing quantitative investment systems. Prior
                               to joining Invista in 2000,  Mr.  Pihlblad  was a
                               partner and  co-founder  of GlobeFlex  Capital in
                               San  Diego  where  he  was  responsible  for  the
                               development and  implementation of the investment
                               process  for  both  domestic  and   international
                               products.  He  received  his BA from  Westminster
                               College. He has earned the right to use the Chartered Financial Analyst designation.

MIDCAP VALUE FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.65%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.56%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

PARTNERS LARGECAP BLEND FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with large market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Federated, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.

Using its own quantitative process, Federated rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk which is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.75%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.66%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

                           Day-to-day Fund Management
     Since December, 2000      Co-Manager: James E. Grefenstette, CFA. Mr. Grefenstette joined Federated in 1992 and has
     (Fund's inception)        been a Portfolio Manager and a Vice President of Federated  Investment Management Company since 1996.
                               From 1994 until 1996,  Mr.  Grefenstette  was a Portfolio Manager and an Assistant  Vice President of
                               Federated   Investment   Management  Company.   Mr. Grefenstette   received  his  MS  in  Industrial
                               Administration  from  Carnegie  Mellon  University. He has  earned  the  right  to use the  Chartered
                               Financial Analyst designation.

     Since December, 2000      Co-Manager: J. Thomas Madden, CFA. Mr. Madden joined Federated as a Senior Portfolio
     (Fund's inception)        Manager in 1977 and has been an Executive Vice President of Federated Investment  Management  Company
                               since 1994.  Mr. Madden served as a Senior Vice President of Federated Investment  Management Company
                               from 1989 to 1993.  Mr. Madden  received his MBA with a  concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000      Co-Manager: Bernard J. Picchi, CFA. Mr. Picchi joined Federated in 1999 as a Senior Vice
     (Fund's inception)        President/Director  of U.S. Equity Research for Federated Investment Management Company. From 1994 to
                               1999,  Mr.  Picchi  was a  Managing  Director  of Lehman Brothers where he initially served as head of the energy sector group.  During 1995 and most of 1996,  he  served  as U.S.  Director  of Stock
                               Research  and in  September  1996,  he was  named Growth Stock Strategist. Mr. Picchi holds a BS in
                               foreign  service from Georgetown  University.  He has  earned  the  right  to  use  the   Chartered
                               Financial Analyst designation.

     Since December, 2000      Co-Manager: David P. Gilmore.  Mr. Gilmore joined Federated in August 1997 as an Investment
     (Fund's inception)        Analyst. He was  promoted  to  Senior  Investment  Analyst  in July  1999 and  became  an
                               Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers &
                               Lybrand from January 1992 to May 1995. He earned his M.B.A. from the University of Virginia and  has a B.S. from Liberty University. He has earned the right to use the Chartered Financial
                               Analyst designation.

PARTNERS LARGECAP GROWTH FUND I

The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The Fund will invest primarily in companies with market capitalizations of $10 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. Markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.75%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.66%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

                           Day-to-day Fund Management

     Since December, 2000      Co-Manager: William S. Auslander, Principal of
                               Morgan Stanley & Co. Incorporated and
     (Fund's inception)        Morgan Stanley Dean Witter Investment Management
                               Inc. Mr. Auslander joined Morgan Stanley
                               in 1995 as an Equity  Analyst and  currently is a
                               Portfolio    Manager    in    Morgan    Stanley's
                               Institutional Equity Group. Prior thereto, he was an Equity Analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.

     Since December, 2000      Co-Manager: Philip W. Friedman, Managing Director
                               of Morgan Stanley & Co. Incorporated
     (Fund's inception)        and Morgan Stanley Dean Witter Investment
                               Management Inc. He was a member of Morgan
                               Stanley & Co. Incorporated's Equity Research team
                               (1990-1995) before becoming Director of
                               North America Research (1995-1997). Currently Mr.
                               Friedman is head of Morgan Stanley's
                               Institutional Equity Group. He holds a BA from
                               Rutgers University and an MBA from the
                               J.L. Kellogg School of Management at Northwestern
                               University.

PARTNERS LARGECAP GROWTH FUND II

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     1.00%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.91%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

                           Day-to-day Fund Management
     Since December, 2000      Co-Manager: Gregory Woodhams, CFA. Mr. Woodhams is a Vice President and Portfolio
     (Fund's inception)        Manager for American  Century  Investments, Mr.  Woodhams has worked in the financial  industry since
                               1992 and joined  American  Century in 1997. Previously,  he was Vice President and Director of Equity
                               Research at Texas  Commerce  Bank.  Mr. Woodhams  holds a Bachelor's  Degree in  Economics  from Rice
                               University  and a Master's  Degree in Economics from the  University of Wisconsin at Madison.  He has earned the right to use the Chartered Financial Analyst designation.

     Since December, 2000      Co-Manager: C. Kim Goodwin. Ms. Goodwin was named Co-Chief Investment Officer for
     (Fund's                   inception)  American  Century's  domestic  growth
                               equity  discipline  in 2000.  Previously  she was
                               Senior  Vice   President  and  Senior   Portfolio
                               Manager  and has been a member  of the team  that
                               manages Growth since joining  American Century in
                               1997. Before joining American Century, she served
                               as Senior Vice President and Portfolio Manager at
                               Putnam  Investments  from 1996 to 1997,  and Vice
                               President  and  Portfolio  Manager at  Prudential
                               Investments  from 1993 to 1996. Ms. Goodwin holds
                               a  Bachelor  of  Arts   Degree   from   Princeton
                               University,  an MBA  in  Finance  and a  Master's
                               Degree in Public  Affairs from the  University of
                               Texas.

     Since December, 2000      Co-Manager: Prescott LeGard, CFA. Mr. LeGard is a Portfolio Manager for American Century
     (Fund's inception)        Investments.  Mr.  LeGard  joined the company in 1999. Before  joining the company, he was an Equity
                               Analyst for USAA Investment  Management  where he
                               analyzed technology  companies.  He has worked in
                               the  investment  industry  since 1993. Mr. LeGard
                               holds  a  BA  Degree  in  Economics  from  DePauw
                               University.  He has  earned  the right to use the
                               Chartered Financial Analyst designation.

PARTNERS LARGECAP VALUE FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that: o exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
o can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or o appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.80%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.71%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

                           Day-to-day Fund Management
     Since December, 2000      Co-Manager: Marilyn G. Fedak. Ms. Fedak, Chief Investment Officer of U.S. Value Equities
     (Fund's inception)        and Chairman of the U.S.  Equity Investment  Policy Group of the  Bernstein  Investment  Research and
                               Management  unit of Alliance Capital  Management  L.P.  ("Alliance")  since October 2000 and prior to that at Sanford C.  Bernstein & Co., Inc.  ("SCB Inc.")  since 1993.  She joined SCB Inc. in 1984 and has  managed  portfolio  investments since  1976.  She has a BA from  Smith  College  and an MBA from
                               Harvard Business School.

     Since December, 2000      Co-Manager: Steven Pisarkiewicz. Mr. Pisarkiewicz has been with Alliance since
     (Fund's                   inception)  October  2000 and  prior to that with
                               SCB Inc. since 1989 and has been Senior Portfolio
                               Manager  since  1997.  He  holds  a BS  from  the
                               University  of  Missouri  and  an  MBA  from  the
                               University of California at Berkeley.

PARTNERS MIDCAP VALUE FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Account invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. The Fund may continue to hold or add to a position in a stock after it has grown beyond $10 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include: o strong fundamentals, such as a company's financial, operational and competitive positions; o consistent cash flow; and o a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.

This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. It is anticipated that the annual portfolio turnover rate may be greater than 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is  generally a suitable  investment  if  investors  seeking  long-term
growth  and  willing  to  accept   short-term   fluctuations  in  the  value  of
investments.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     1.00%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.91%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years

REAL ESTATE FUND

The Fund seeks to generate a total return.

Main Strategies
The Fund invests primarily in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code ("Code"). REITs are characterized as: o equity REITs, which primarily own property and generate revenue from rental income; o mortgage REITs, which invest in real estate mortgages; and o hybrid REITs, which combine the characteristics of both equity and mortgage REITs. In selecting securities for the Fund, the Sub-Advisor, PCREI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.

Main Risks
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include: o declines in the value of real estate o risks related to general and local economic conditions o dependency on management skills o heavy cash flow dependency o possible lack of available mortgage funds o overbuilding o extended vacancies in properties o increases in property taxes and operating expenses o changes in zoning laws o expenses incurred in the cleanup of environmental problems o casualty or condemnation losses o changes in interest rates

         In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
o are dependent upon management skills and might not be diversified; o are subject to cash flow dependency and defaults by borrowers; and o could fail to qualify for tax-free pass-through of income under the Code.

         Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investor Profile
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and are willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

         Fund Operating Expenses*

Management Fees                     0.85%
12b-1 Fees                          0.50
Other Expenses                      0.41
    Total Fund Operating Expenses   1.76%
* Total Class J share operating expenses are estimated.


                                    Examples

               The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                                   1 Year     3 Years


                           Day-to-day Fund Management
     Since December, 2000      Kelly D. Rush, CFA. Mr. Rush directs the Real Estate Investment Trust (REIT) activity for
     (Fund's inception)        PCREI.  Mr. Rush joined the Principal Financial Group in 1987 and has been  dedicated to public real estate  investments  since 1995.  His  experience
                               includes  the  structuring  of public real estate
                               transactions  that included  commercial  mortgage
                               loans and the  issuance of  unsecured  bonds.  He
                               received  his  Master's   degree  and  Bachelor's
                               degree in Finance from the University of Iowa. He
                               has  earned  the  right  to  use  the   Chartered
                               Financial Analyst designation.


MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years


 Day-to-day Fund Management
Since December, 2000   K. William Nolin, CFA. Mr. Nolin has managed the domestic
(Fund's inception)     mid-cap products since 1999. His  expertise  is grounded
                       in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years


 Day-to-day Fund Management
Since December, 2000     John F. McClain. Mr. McClain is a portfolio manager for
(Fund's inception)       small company and medium company growth  products.  He
                         joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.


MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the MidCap S&P 400 Index Fund, Invista Capital Management LLC or Principal Life Insurance Company.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years

 Day-to-day Fund Management
Since December, 2000      Co-Manager: Robert Baur, Ph.D. Dr. Baur joined Invista
(Fund's inception)        in 1995 after serving as a professor of finance and
                          economics at Drake  University and Grand View College.
                          He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University.
                          Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

Since December, 2000      Co-Manager: Rhonda VanderBeek. Ms. Vander Beek directs
(Fund's inception)        trading operations for Invista index accounts.  She
                          joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.

PARTNERS MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total market value of a company's outstanding stock.

Morgan Stanley, the Sub-Advisor, assigns each member of the portfolio management team to specific "value" or "growth" sectors and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund's overall sector allocation is driven by bottom-up stock selection. Morgan Stanley seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.

Value Investing - Morgan Stanley analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. Morgan Stanley determines value using a variety of measures, including stock price/earnings and stock price/book ratios. Value stocks generally pay dividends, but Morgan Stanley may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, Morgan Stanley considers factors such as high valuation relative to other investment opportunities.

Growth Investing - Morgan Stanley focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, Morgan Stanley emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. Morgan Stanley anticipates that the Fund will invest in a relatively limited number of companies, although it continuously monitors up to 250 companies for possible investment. In determing whether securities should be sold, Morgan Stanley considers factors such as deteriorating short or long-term earnings growth projections.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years

 Day-to-day Fund Management
Since ___________, 2000
(Fund's inception)


PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years

 Day-to-day Fund Management
Since December, 2000     Co-Manager: Robert E. Turner, CFA. Mr. Turner, Chairman
(Fund's inception)       and Chief Investment Officer, founded Turner Investment
                         Partners,  Inc. in 1990. Prior to 1990, he was Senior
                         Investment  Manager with Meridian Investment Company.
                         He has 17 years of investment experience. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000     Co-Manager: Christopher K. McHugh. Mr. McHugh joined
(Fund's inception)       Turner Investment Partners, Inc. in 1990. He holds a BS
                         in Accounting from Philadelphia College of Textiles and Science and an MBA in Finance from St. Joseph's
                         University.

Since December, 2000     Co-Manager: William C. McVail. Mr. McVail, Senior
(Fund's inception)       Equity Portfolio Manager, joined Turner in  1998. Prior
                         thereto,  he was  Portfolio  Manager  at PNC  Equity
                         Advisers.  He has 12  years of investment experience.




PARTNERS  SMALLCAP  GROWTH  FUND I
The Fund seeks  long-term  growth of capital.

Main Strategies
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

Through active trading, the Fund may have a high portfolio turnover rate. High turnover rates can mean higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years

 Day-to-day Fund Management
Since December, 2000      Co-Manager: Michael F. Malouf. Mr. Malouf is a Vice
(Fund's inception)        President of Neuberger Berman Management and Managing
                          Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.

Since December, 2000      Co-Manager: Jennifer K. Silver. Ms. Silver is a Vice
(Fund's inception)        President of Neuberger Berman Management and Managing
                          Director of Neuberger  Berman,  LLC. Ms.  Silver has
                          been  Director of the Growth Equity Group  since  1997
                          and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.


PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with small market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Using its own quantitative process, the Sub-Advisor, Federated, rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.

The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Federated may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years
 Day-to-day Fund Management
Since December, 2000      Co-Manager: Keith J. Sabol, CFA. Mr. Sabol joined
(Fund's inception)        Federated in 1994. He has been a Porfolio Manager
                          since 1996 and served as an Assistant Vice President of Federated Investment Management Company from 1997 to 1998. He has been a Vice President of Federated
                          Investment Management Company since 1998. Mr. Sabol was an Investment Analyst, and then Equity Research
                          Coordinator for Federated Investment Management
                          Company from 1994 to 1996. Mr. Sabol earned his MS  in
                          Industrial Administration  from  Carnegie  Mellon
                          University. He has earned the right to use the Chartered Financial Analyst designation.

Since December, 2000      Co-Manager: Aash M. Shah, CFA. Mr. Shah joined
(Fund's inception)        Federated in 1993 and has been a Portfolio Manager and
                          a Vice President of Federated  Investment  Management
                          Company since 1997. Mr. Shah was a Portfolio Manager
                          and served as an Assistant Vice President of Federated
                          Investment Management Company from 1995 through  1996,
                          and as an Investment Analyst from 1993 to 1995.  Mr.
                          Shah received his Masters in Industrial Administration
                          from   Carnegie   Mellon    University   with   a
                          concentration in Finance and Accounting. He has earned the right to use the Chartered Financial
                          Analyst designation.

PARTNERS SMALLCAP VALUE FUND
he Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.

In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years

 Day-to-day Fund Management
Since _________, 2001    Co-Manager: Coleman M. Brandt, Vice Chairman, Ark Asset
(Fund's inception)       Management Co., Inc. Mr. Brandt joined Ark Asset in
                         1989. Prior to joining Ark Asset, he served as President for Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business
                         Administration  and his BS from the Philadelphia
                         College of Textile and Science.

Since __________, 2001   Co-Manager: William G. Charcalis, Managing Director,
(Fund's inception)       Ark Asset Management Co., Inc. Mr. Charcalis joined
                         Ark Asset in 1994 as Senior Manager and has served in his current position since 1997.
                         Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward looking rates of return.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years



 Day-to-day Fund Management
Since December, 2000      Co-Manager: Tom Morabito, CFA. Mr. Morabito joined
(Fund's inception)        Invista in 2000 as the lead small-cap value portfolio
                          manager. He has more than 12 years of analytical and
                          portfolio  management  expertise. Since  1994,  Mr.
                          Morabito  was  a  manager  for INVESCO  Management  &
                          Research.  He received his MBA in Finance from
                          Northeastern  University and his  Bachelor's  degree
                          in  Economics  from State University  of New York.  He
                          has earned the right to   use   the   Chartered
                          Financial   Analyst designation.

Since December, 2000      Co-Manager: Michael L. Johnson. Mr. Johnson is a
(Fund's inception)        portfolio manager of Invista. He performs security
                          analysis and strategy development for the firm's growth equity research effort. Mr. Johnson specializes in the capital goods, health care and technology sectors. He joined Invista in 1992. He received his MBA from Drake University and his Bachelor's degree in business administration and finance from the University of Nebraska. He has earned the right to use the Chartered Financial
                          Analyst designation.


SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years

 Day-to-day Fund Management
Since December, 2000      John F. McClain. Mr. McClain is a portfolio manager
(Fund's inception)        for small company and medium company growth  products.
                          He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.



SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility (wide, rapid fluctuations), which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the SmallCap S&P 600 Index Fund, Invista Capital Management, LLC or Principal Life Insurance Company.


Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years


 Day-to-day Fund Management
Since December, 2000      Co-Manager: Robert Baur, Ph.D. Dr. Baur joined Invista
(Fund's inception)        in 1995 after serving as a professor of finance and
                          economics at Drake  University and Grand View College.
                          He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University.
                          Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State
                          University.

Since December, 2000      Co-Manager: Rhonda VanderBeek. Ms. Vander Beek directs
(Fund's inception)        trading operations for Invista index accounts.  She
                          joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. Up to 25% of Fund assets may be invested in foreign securities.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.


Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years

 Day-to-day Fund Management
Since December, 2000      Tom Morabito, CFA. Mr. Morabito joined Invista in 2000
(Fund's inception)        as the lead small-cap value portfolio manager. He has
                          more than 12 years of analytical and portfolio management expertise. Since 1994, Mr.
                          Morabito  was a manager for Invesco  Management &
                          Research. He received his MBA in Finance from Northeastern University and his Bachelor's degree in Economics from State University of New York.
                          He has  earned  the  right  to use the  Chartered
                          Financial Analyst designation.

TECHNOLOGY FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions . In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years


 Day-to-day Fund Management
Since December, 2000      David Mills is Executive Vice President of BT and
(Fund's inception)        serves as its head of U.S. Equities. He joined
                          BT's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by BT.

EUROPEAN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT, having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in European securities. These include securities of:
o    companies organized under the laws of European countries;
o companies for which the principal securities trading market is in a European country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o quality of the company;
     o nature of its  management;
     o nature of its  industry  competition;  and
     o business  valuation - the true "business value" of the company;
o maintaining global coverage within the universe of investment  choices;  and
o maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years

 Day-to-day Fund Management
Since December, 2000      Crispin Murray, Executive Vice President of BT. Mr.
(Fund's inception)        Murray joined BT in April 1994 as an Investment
                          Analyst focusing on European  equities.  His coverage
                          included  telecom,  technology,  bank and media
                          stocks. In December 1997, he took  responsibility
                          for a  number  of the  specialist  European  fund
                          mandates.  In  April  1998,  he  became  Head  of
                          European  Equities.  Prior  to  joining  BT,  Mr.
                          Murray  worked  for  Equitable   Life   Assurance
                          Society in the UK as a bond and currency analyst.
                          He  received  an Honours  degree in  Economics  &
                          Human  Geography  from Reading  University in the
                          UK.

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to achieve its  objective by investing in common  stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
o companies with their principal place of business or principal office in emerging market countries;
o companies for which the principal securities trading market is an emerging market country; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years

 Day-to-day Fund Management

Since December, 2000      Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio
(Fund's inception)        manager specializing in the management of
                          international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from
                          Drake  University  and his BBA in Accounting from Iowa
                          State University. He has earned the right to use the Chartered Financial Analyst designation.

INTERNATIONAL FUND I

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years


 Day-to-day Fund Management
Since December, 2000      Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio
(Fund's inception)        manager specializing in the management of
                          international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from
                          Drake  University  and his BBA in Accounting from Iowa
                          State University. He has earned the right to use the Chartered Financial Analyst designation.

INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or
domestic   over-the-counter   markets  and  depositary  receipts.  It  purchases
securities of:
o companies with their principal place of business or principal offices outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years

 Day-to-day Fund Management
Since December, 2000    Christopher Selth, Executive Vice President of BT, was
(Fund's inception)      appointed its head of International Equities in 1998 and
                        its joint head of Equities in 1999. He joined BT in 1987
                        as an Investment Analyst in the retail unit trust group.
                        In 1988, he was assigned  the  responsibility  to  cover
                        European   equities.    Mr.   Selth   was   given
                        responsibility  for the European component of all
                        retail unit trusts in March 1994.  Since November
                        1996, he has been  responsible for  institutional
                        and retail European investments,  supervising all
                        European  activities,   and  the  European  funds
                        management group.  Prior to joining BT, Mr. Selth
                        worked with QBE  Insurance  Limited in investment
                        management   as  an   assistant   to  the   Group
                        Treasurer.   He  holds  a  Bachelor's  degree  in
                        Economics   (Honours)   from  the  University  of
                        Sydney.

INTERNATIONAL SMALLCAP FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The   Sub-Advisor,   Invista,   diversifies   the  Fund's   investments
geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years

 Day-to-day Fund Management
Since December, 2000      Darren K. Sleister, CFA. Mr. Sleister is a portfolio
(Fund's inception)        manager specializing in the management of
                          international equity portfolios. Mr.  Sleister  joined
                          Invista  in 1993.  He  received  his MBA in
                          Investment   and  Corporate   Finances  from  the
                          University of Iowa and his  Bachelor's  degree in
                          Communications   from  Central  College.  He  has
                          earned the right to use the  Chartered  Financial
                          Analyst designation.

PACIFIC BASIN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
o    companies organized under the laws of Pacific Basin  countries;
o companies for which the principal securities trading market is in a Pacific Basin country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.

The global equity investment philosophy of BT, the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o   quality of the company;
     o   nature of its management;
     o   nature of its industry competition; and
     o   business  valuation  - the  true  "business  value"  of the  company;
     o maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover may, on occasion, exceed 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because the inception date of Class J shares of the Fund is ______________, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

               1 Year    3 Years

 Day-to-day Fund Management
Since  December,  2000     Dean Cashman is Executive  Vice  President of BT and
(Fund's  inception)        serves as head of Japanese  equities. He joined BT in
                           January 1988, initially involved in the liquids and
                           fixed interest group, but moved to
                           the   European   equity   group   in  late   1989
                           specializing   in  the  Latin   Block   countries
                           including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.

THE COSTS OF INVESTING

Fees and Expenses of the Funds
The Class J shares of the Funds are sold without a front-end sales charge. If you sell your Class J shares within 18 months of purchase, a contingent deferred sales charge (CDSC) may be imposed on the shares sold. The CDSC, if any, is determined by multiplying the lesser of the market value at the time of redemption or the initial purchase price of the shares sold by 1.00%.

The CDSC is not imposed on shares:
o that were purchased  pursuant to the Small Amount Force Out program (SAFO);
o redeemed due to a shareholder's death or disability (as defined in the Internal Revenue Code);
o redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code; and
o sold using a periodic withdrawal plan (up to 10% of the value of the shares (as of the last business day of December of the prior year)).

There is no sales charge on shares purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

Ongoing Fees
Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each of the Funds pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
o Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
o Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class J shares. These ongoing fees pay distribution expenses for the sale of Fund shares by Princor (the distributor of the Fund) and other selling dealers. Under the plan, the Class J shares of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. Over time, these fees may exceed other types of sales charges.
o Transfer Agent Fee - The Manager has entered into a Transfer Agency Agreement with the Fund under which the Manager provides transfer agent services to the Class J shares of the Fund. These services are currently provided at cost.
o Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently, there is no charge for these services.

Class J shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class J shareholders and the cost of shareholder meetings held solely for Class J shares.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Risks of High Yield Securities
The Balanced and Bond & Mortgage Securities Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Derivatives
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipated;
o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
o    the counterparty may fail to perform its obligations.

Foreign Securities
Each of the following Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
o companies with their principal place of business or principal office outside the U.S.; and
o companies for which the principal securities trading market is outside the U.S.

The European Equity, International I, International II, International Emerging Markets, International SmallCap, Pacific Basin and Technology Funds each may invest up to 100% of its assets in foreign securities. Each of the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may invest in foreign securities to the extent that its relevant index is so invested. The other Funds (except Government Securities) may each invest up to 25% of its assets in foreign securities.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
o    increased social,  political and economic instability;
o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
o    relatively new capital market structure or market-oriented economy;
o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objective.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. No turnover rates are calculated for the other Funds as they have been in existence for less than six months.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
The Manager
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of Advisors Select, Advisors Preferred, Select and Preferred Fund classes of shares. The Fund and the Manager have entered into a Portfolio Accounting
Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December
31, 2000, the mutual funds it manages had assets of approximately $____ billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisors
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

Funds: Balanced (equity securities portion), International I, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value

Sub-Advisor:      Invista  Capital  Management,  LLC  ("Invista"),  an  indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including
                  Principal  Life.  Assets under  management  as of December 31,
                  2000, were approximately $_____ billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Funds: Balanced (fixed-income portion), Bond & Mortgage Securities, Government Securities, High Quality Short-Term Bond,
                  High Quality Intermediate-Term Bond, High Quality Long-Term Bond and Money Market

Sub-Advisor:      Principal Capital Income Investors,  LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $______ billion.
                  PCII's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa
                  50309.

Fund:             Real Estate

Sub-Advisor:      Principal  Capital Real Estate  Investors,  LLC ("PCREI"),  an
                  indirect  wholly-owned  subsidiary of Principal Life Insurance
                  Company and an affiliate of the Manager,  was founded in 2000.
                  It manages investments for institutional investors,  including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $________ billion.
                  PCREI's  address is 1800 Hub Tower,  699  Walnut,  Des Moines,
                  Iowa 50309.

Funds:            European, International II, Pacific Basin and Technology

Sub-Advisor:      BT  Funds  Management  (International)  Limited  ("BT")  is  a
                  related company of BT Funds Management  Limited ("BTFM") and a member of the Principal  Financial  Group.  Its address is The
                  Chifley Tower, 2 Chifley Square, Sydney NSW 2000 Australia. As
                  of  December   31,  2000,   BT,   together   with  BTFM,   had
                  approximately $________ billion under management.

Funds:            Partners LargeCap Growth I and Partners MidCap Blend

Sub-Advisor:      Morgan  Stanley  Asset  Management  ("Morgan  Stanley"),  with principal offices at 1221 Avenue of the Americas, New York, NY
                  10020,  conducts a worldwide portfolio management business and provides a broad  range of  portfolio  management  services to customers  in the U.S.  and abroad.  As of December  31, 2000,
                  Morgan  Stanley,  together with its  affiliated  institutional
                  asset  management  companies,   managed  investments  totaling
                  approximately $_______ billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management
                  Inc. changed its name to Morgan Stanley Dean Witter Investment
                  Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

Fund:             Partners MidCap Growth

Sub-Advisor:      Turner Investment Partners, Inc. ("Turner") was founded in
                  1990. Its address is 1235 Westlake Drive, Suite 350,
                  Berwyn, PA 19312. As of December 31, 2000, Turner had discretionary management authority with respect to approximately $_____ billion in assets.

Fund:             Partners LargeCap Value

Sub-Advisor:      Alliance  Capital  Management  L.P.  ("Alliance")  through its
                  Bernstein    Investment    Research   and   Management    unit
                  ("Bernstein").  As of  December  31,  2000,  Alliance  managed
                  $_____  billion in assets.  Bernstein  is located at 767 Fifth
                  Avenue,  New York,  NY 10153 and  Alliance  is located at 1345
                  Avenue of the Americas, New York, NY 10105.

Funds:            Partners MidCap Value and Partners SmallCap Growth I

Sub-Advisor:      Neuberger Berman  Management Inc.  ("Neuberger  Berman") is an
                  affiliate of Neuberger  Berman,  LLC.  Neuberger Berman LLC is
                  located  at  605  Third  Avenue,   2nd  Floor,  New  York,  NY
                  10158-0180. Together with Neuberger Berman, the firms manage more than $_____ billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Funds:            Partners LargeCap Blend and Partners SmallCap Growth II

Sub-Advisor:      Federated  Investment  Management  Company  ("Federated") is a
                  registered investment adviser and a wholly-owned subsidiary of
                  Federated   Investors,   Inc.,  which  was  founded  in  1955.
                  Federated is located in the Federated  Investors Tower at 1001
                  Liberty Avenue,  Pittsburgh, PA 15222-3779. As of December 31,
                  2000, Federated managed $______ billion in assets.

Fund:             Partners LargeCap Growth II

Sub-Advisor:      American  Century  Investment   Management,   Inc.  ("American
                  Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS
                  64111. As of December 31, 2000,  American Century managed over
                  $_______ billion in assets.

Fund:             Partners SmallCap Value

Sub-Advisor:      Ark Asset Management Co., Inc. ("Ark Asset") is an
                  independent, 100% employee owned investment management firm.
                  Ark Asset's offices are located at 125 Broad Street, New York,
                  New York 10004. As of December 31, 2000, Ark Asset managed $_______billion in assets.

Duties of Manager and Sub-Advisors
The Manager or Sub-Advisor provides the Board of Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policy and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor.

Principal Investors Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may: o hire one or more Sub-Advisors; o change Sub-Advisors; and o reallocate management fees between itself and Sub-Advisors. The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved. The Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Blend Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, and Partners SmallCap Value Fund have received the necessary shareholder approval and intend to rely on the order.

SHAREHOLDER INFORMATION

Pricing of Fund Shares
Each Fund's shares are bought and sold at the current NAV. The share price of each class of each Fund is calculated each day the New York Stock Exchange
(NYSE) is open. The NAV is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the NAV used to fill the order is the next price calculated after the order is received.

For all Funds except the Money Market Fund, the NAV is calculated by: o taking the current market value of the total assets of the Fund o subtracting liabilities of the Fund o dividing the remainder proportionately into the classes of the Fund o subtracting the liabilities of each class o dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.

NOTES:
o If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The European, International I, International II, International Emerging Markets, International SmallCap and Pacific Basin Funds each has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Purchase of Fund Shares
Fill out the Principal Investors Fund (or the IRA, SEP or SIMPLE) application completely. You must include:
o the name you want to appear on the account;
o the  Principal  Investors  Fund(s)  you want to invest  in;
o the  amount of the investment;
o your Social Security number; and
o other required information.

Each Fund requires an initial minimum investment of $500. Subsequent investment minimums are $100 per Fund. However, if your subsequent investments are made using an Automatic Investment Plan, the investment minimum is $50 per Fund.

NOTE:
The minimum investment applies to each Fund, not to the total investment being made. Minimums are waived for accounts set up under the SAFO program.

In order for us to process our purchase order on the day it is received, we must receive the order (with complete information):
o on a day that the NYSE is open; and
o prior to the close of that day's trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of business of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.

Invest by mail
o Send a check and completed application to:
       Principal Investors Fund
       P. O. Box ______
       Des Moines Iowa 50306-______
o Make your check payable to Principal Investors Fund.
o Your purchase will be priced at the next share price calculated after Principal Investors Fund receives your paperwork, completed in a manner acceptable to us.

Wire money from your bank (contributory IRA only)
o Call Principal Investors Fund for an account number and wiring instructions.
o For both initial and subsequent purchases, federal funds should be wired to:
       Wells Fargo Bank Iowa, N.A.
       Des Moines, Iowa 50309
       ABA No.: 073000228
       For credit to: Principal Investors Fund
       Account No.: 3000499968
       For credit: ____________ Fund, Class J
       Shareholder Account No. __________________
       Shareholder Registration __________________
o Give the number and instructions to your bank (which may charge a wire fee).
o No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).

Establish an Automatic Investment Plan
o Make regular monthly investments with automatic deductions from your bank or other financial institution account.
o The minimum initial investment is waived if you set up an Automatic Investment Plan when you open your account.
o The minimum monthly purchase is $50 per Fund.
o Send completed application, check authorization form and voided check (or voided deposit slip) to:
                Principal Investors Fund
                P. O. Box _________
                Des Moines Iowa 50306-__________

Set up a Dividend Relay
o Invest your dividends and capital gains from one Principal Investors Fund in shares of another Principal Investors Fund.
o Distributions  from a Fund may be directed  to only one  receiving  Fund.
o The Fund share class receiving the investment must be the same class as the originating Fund.
o There is no sales charge or administrative charge for the Dividend Relay.
o    You can set up Dividend Relay:
      o on the application for a new account; or
      o by calling Principal Investors Fund if telephone services apply to the originating account; or
      o in  writing  (a  signature  guarantee  may  be required).
o You may discontinue your Dividend Relay election with a written notice to Principal Investors Fund.
o There may be a delay of up to 10 days before the Dividend Relay plan is discontinued.
o The amount invested in the receiving Fund must meet that fund's minimums.

Redemption of Fund Shares
After you place a sell order in proper form, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC. There is no additional charge for a sale. However, you will be charged a $6 wire fee if you have the sale proceeds wired to your bank. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other payment arrangements are made).

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Your request for a distribution from your IRA, SEP, or SIMPLE account must be in writing. You may obtain a distribution form by telephoning us or writing to Principal Investors Fund at P.O. Box _____ Des Moines, IA 50309. Distribution from these accounts may be taken as:
o    lump sum of the entire balance of the account;
o    partial balance of the account; or
o period payments of either a fixed amount or amounts based on certain life expectancy calculations.

Tax penalties may apply to distributions before the participant reaches age 59 1/2.

Sell shares by mail
o Send a distribution form (for IRA, SEP and SIMPLE accounts) or a letter (for other accounts), signed by the owner of the account, to:
                  Principal Investors Fund
                  P. O. Box _______
                  Des Moines Iowa 50306-_____
         Call us for a copy of the distribution form. o Specify the Fund and account number.
o Specify the number of shares or the dollar amount to be sold.
o A signature guarantee* will be required if the:
     o sell order is for more than $100,000;
     o account address has been changed within one month of the sell order; or
     o check is payable to a party other than the account shareholder(s) or The Principal.

              * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm.

Periodic withdrawal plans
You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to sell a fixed number of shares ($25 initial minimum amount) or to sell enough shares to provide a fixed amount of money ($25 initial minimum amount). You can set up a periodic withdrawal plan by completing the applicable section of the application; or sending us your written instructions. Your periodic withdrawal plan continues until you instruct us to stop; or your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

Withdrawal payments are sent on or before the third business day after the date of the sale. It may take additional business days for your financial institution to post this payment to your account at that financial institution. Sales made under your periodic withdrawal plan will reduce and may eventually exhaust your account. The Funds do not normally accept purchase payments while a periodic withdrawal plan is in effect (unless the purchase represents a substantial addition to your account). The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

Sales may be subject to a CDSC. Annually, up to 10% of the value of your J share account may be sold free of a CDSC. The amount of the 10% withdrawal privilege is reset as of the last business day of December of each year, based on the account's value as of that day. The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privilege for any following year.

Exchange of Fund Shares
Your shares in the Funds may be exchanged without charge for Class J shares of any other Principal Investors Fund. The CDSC, if any, is not charged on exchanges. However, the purchase date of the exchanged shares is used to determine if the newly acquired shares are subject to the CDSC when they are sold.

You may exchange shares by :
o calling  us, if you have  telephone  privileges  on the  account;
o sending a written request to:
         Principal Investors Fund
         P. O. Box _________
         Des Moines, Iowa 50306-_______;
o completing an Exchange  Authorization Form (call us to obtain the form); and
o sending your instructions via the internet (access www.principal.com).

Automatic exchange election
This election authorizes an exchange from one Principal Investors Fund to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by: o completing the Automatic Exchange Election section of the application; o calling us if telephone privileges apply to the account from which the exchange is to be made; or o sending us your written instructions. Your automatic exchange continues until you instruct us to stop or your Fund account balance is zero.

You may specify the day of the exchange. If the selected day is not a trading day, the exchange will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General
o If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options, beneficiary(ies) and dealer of record as the account from which the shares are being exchanged.
o All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired. o You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
o For an exchange to be effective the day we receive your instruction, we must receive the instruction before the close of normal trading on the NYSE (generally 3 p.m. Central Time).

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.

Dividends and Distributions
You can authorize dividend and capital gain distributions to be: o reinvested in additional shares of the Fund making the distribution; o invested in shares of another Principal Investors Fund (Dividend Relay); or o paid in cash.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans and accounts that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans/accounts.

A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds pay most of their net dividend income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Money Market Fund) pay most of their net dividend income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is December 23 (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record as of the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Money Market Fund.

Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

Statements and reports that Principal Investors Fund sends to you include the prospectus and financial reports (every six months). To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household owns shares of the Fund. Call Principal Investors Fund if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, send a written instruction to the Fund.

Statements
You will receive quarterly (monthly statements for the Money Market Fund) statements for the Funds you own. The statements provide the number and value of shares you own, transactions during the quarter, dividends declared or paid and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares between Principal Investors Fund, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other vital data.

Certain purchases and sales are only included on your quarterly statement. These include accounts:
o    when the only activity during the quarter:
      o is purchase of shares from reinvested  dividends and/or capital gains;
      o is a  result  of  Dividend  Relay;
      o are purchases under an Automatic Investment Plan; o are sales under a periodic withdrawal plan; and
      o are purchases or sales under an automatic exchange election.
o used to fund certain  individual  retirement or individual pension plans; or
o established under a payroll deduction plan.

If you need information about your account(s) at other times, you may:
o call us at 1-800-247-4123. (Our office generally is open Monday through Friday between 7 a.m. and 7 p.m. Central Time);
o    call our PrinCall(R)line 24 hours a day at 1-800-421-2298; or
o    access your account on the internet at www.principal.com.

Signature Guarantees
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
o    if you sell more than $100,000 from any one Fund;
o if a sales proceeds check is payable to other than the account shareholder(s), The Principal, Principal Residential Mortgage,
     Inc. or Principal Bank;
o to add telephone transaction services and/or wire privileges to an existing account;
o to change bank account information designated under an existing telephone withdrawal plan; and o to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month.

Special Plans
The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, dividend relay, periodic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

Telephone Instructions
The Funds reserve the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, address, phone number, social security number, birth date, etc.) and sending written confirmation to the shareholder's address of record.

Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.


                                   APPENDIX A



RELATED PERFORMANCE OF THE SUB-ADVISORS

The Funds started operation in December, 2000 and have no historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.

Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

Please note that 1999 was an exceptionally good year for the stocks of technology companies and mutual funds that invest in them. It should not be expected that those stocks and funds will perform as well every year. Stock prices can change unpredictably and, in fact, they may lose value in some years.

PERFORMANCE RESULTS - STABLE FUNDS


                                                                Average Annual Performance
                                                                (through December 31, 2000)


                                                             YTD   1 YR    3 YR    5 YR   10 YR
High Quality Short-Term Bond Fund Class J*
PCII High Quality Short-Term Bond Composite
   Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index
   Average Short-Term Bond Category (Morningstar)


                                                            Annual Performance
                                                            (year ended December 31)


                                                            2000   1999    1998    1997   1996    1995   1994    1993    1992   1991

High Quality Short-Term Bond Fund Class J*
PCII High Quality Short-Term Bond Composite                        1.05   6.79    6.64
   Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index              2.09   7.63    7.13    4.67  12.88   -0.72   7.10    6.83   13.17
   Average Short-Term Bond Category (Morningstar)                  2.12   6.28    6.51    4.35  11.48   -0.86   6.86    6.15   13.43

* Class J Shares effective ____________.

PERFORMANCE RESULTS - CONSERVATIVE FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)
                                                             YTD   1 YR    3 YR    5 YR   10 YR
Bond & Mortgage Securities Fund Class J*
PCII Multi-Sector Composite
   Lehman Brothers Aggregate Bond Index
   Average Intermediate-Term Bond Category (Morningstar)

Government Securities Fund Class J*
PCII Mortgage-Backed Broad Composite
   Lehman Brothers Mortgage Backed Securities Index
   Average Intermediate Government Category (Morningstar)

High Quality Intermediate-Term Bond Fund Class J*
PCII High Quality Intermediate-Term Bond Composite
   Lehman Brothers Aggregate Bond Index
   Average Intermediate-Term Bond Category (Morningstar)

High Quality Long-Term Bond Fund Class J*
PCII High Quality Long-Term Bond Composite
   Lehman Brothers Long Term Gov't./Corporate Bond Index
   Average Long-Term Bond Category (Morningstar)


                                                                                        Annual Performance
                                                                                    (year ended December 31)


                                                            2000   1999    1998    1997   1996    1995   1994    1993    1992   1991
Bond & Mortgage Securities Fund Class J*
PCII Multi-Sector Composite                                        -0.57   7.97   10.16    3.94  18.41   -2.05  10.67    8.25  15.89
   Lehman Brothers Aggregate Bond Index                            -0.82   8.69    9.65    3.63  18.47   -2.92   9.75    7.40  16.00
   Average Intermediate-Term Bond Category (Morningstar)           -1.22   7.42    8.76    3.30  17.35   -3.73  10.39    7.20  16.62

Government Securities Fund Class J*
PCII Mortgage-Backed Broad Composite                                0.22   7.62    9.97    3.90  19.10   -4.41
   Lehman Brothers Mortgage Backed Securities Index                 1.85   6.97    9.49    5.36  16.80   -1.61   6.84    6.96  15.72
   Average Intermediate Government Category (Morningstar)          -1.44   7.45    8.45    2.80  16.42   -4.02   8.03    6.39  14.67

High Quality Intermediate-Term Bond Fund Class J*
PCII High Quality Intermediate-Term Bond Composite                 -0.57   8.28    9.32
   Lehman Brothers Aggregate Bond Index                            -0.82   8.69    9.65    3.63  13.47   -2.92   9.75    7.40  16.00
   Average Intermediate-Term Bond Category (Morningstar)           -1.22   7.42    8.76    3.30  17.35   -3.73  10.39    7.20  16.62

High Quality Long-Term Bond Fund Class J*
PCII High Quality Long-Term Bond Composite                         -7.41  10.39    4.85
   Lehman Brothers Long Term Gov't./Corporate Bond Index           -7.64  11.76   14.52    0.13  29.93   -7.10  16.17    8.53  19.53
   Average Long-Term Bond Category (Morningstar)                   -2.78   6.51   10.53    3.54  21.33   -6.13  13.34    7.98  17.15

* Class J Shares effective ____________.

PERFORMANCE RESULTS - MODERATE FUNDS
                                                                 Average Annual Performance
                                                                (through December 31, 2000)
                                                             YTD   1 YR    3 YR    5 YR   10 YR

Balanced Fund Class J*
Invista Balanced Composite
PCII Multi-Sector Composite
   S&P 500 Index
   Lehman Brothers Aggregate Bond Index
   Average Domestic Hybrid Category (Morningstar)

LargeCap Blend Fund Class J*
Invista Large Cap Composite
   S&P 500 Index
   Average LargeCap Blend  Category (Morningstar)

Partners LargeCap Blend Fund Class J*
Federated Capital Appreciation Composite
   S&P 500 Index
   Average LargeCap Blend  Category (Morningstar)

LargeCap Growth Fund Class J*
Invista Large Cap Growth Composite
   S&P/BARRA 500 Growth Index
   Average LargeCap Growth Category (Morningstar)

Partners LargeCap Growth Fund I Class J*
Morgan Stanley Equity Growth Composite
   S&P 500 Index
   Average LargeCap Growth Category (Morningstar)

Partners LargeCap Growth Fund II Class J*
American Century Growth Composite
   Russell 1000 Growth Index
   Average LargeCap Growth Category (Morningstar)

LargeCap S&P 500 Index Fund Class J*
Invista S&P 500 Index Composite
   S&P 500 Index
   Average LargeCap Blend Category (Morningstar)
LargeCap Value Fund Class J*
Invista Large Cap Value Composite
   S&P/BARRA 500 Value Index
   Average LargeCap Value Category (Morningstar)

Partners LargeCap Value Fund Class J*
Sanford C. Bernstein Diversified Value Composite
   Russell 1000 Value Index
   Average LargeCap Value Category (Morningstar)

MidCap Value Fund Class J*
Invista Mid Cap Value Composite
   S&P/BARRA 400 Value Index
   Average MidCap Value Category (Morningstar)

Partners MidCap Value Fund Class J*
Neuberger Berman MidCap Value Composite
   Russell Midcap Value Index
   Average MidCap Value Category (Morningstar)

Real Estate Fund Class J*
PCREI Real Estate Composite
   Morgan Stanley REIT Index


                                                                                         Annual Performance
                                                                                     (year ended December 31)


                                                    2000   1999    1998    1997   1996    1995   1994    1993    1992   1991
Balanced Fund Class J*
Invista Balanced Composite                                  2.20  12.17   20.03   10.69  26.88   -1.63  14.25   10.73    27.19
PCII Multi-Sector Composite                                -0.57   7.97   10.16    3.94  18.41   -2.05  10.67    8.25    15.89
   S&P 500 Index                                           21.04  28.58   33.36   22.96  37.58    1.32  10.08    7.62    30.47
   Lehman Brothers Aggregate Bond Index                    -0.82   8.69    9.65    3.63  18.47   -2.92   9.75    7.40    16.00
   Average Domestic Hybrid Category (Morningstar)           8.24  12.50   18.24   13.07  24.87   -2.56  12.07    8.22    23.87

LargeCap Blend Fund Class J*
Invista Large Cap Composite                                 9.57  24.70   29.66   24.35
   S&P 500 Index                                           21.04  28.58   33.36   22.96  37.58    1.32  10.08    7.62    30.47
   Average LargeCap Blend  Category (Morningstar)          19.72  21.95   27.43   20.37  31.99   -1.08  11.12    7.62    32.13

Partners LargeCap Blend Fund Class J*
Federated Capital Appreciation Composite                   43.39  20.08   30.62   18.39  37.17   -0.30  11.31   11.37    27.43
   S&P 500 Index                                           21.04  28.58   33.36   22.96  37.58    1.32  10.08    7.62    30.47
   Average LargeCap Blend  Category (Morningstar)          19.72  21.95   27.43   20.37  31.99   -1.08  11.12    7.62    32.13

LargeCap Growth Fund Class J*
Invista Large Cap Growth Composite
   S&P/BARRA 500 Growth Index                              28.25  42.15   36.38   23.98  38.13    3.13   1.68    5.07    38.37
   Average LargeCap Growth Category (Morningstar)          39.72  33.56   25.00   18.95  32.27   -2.32  10.31    5.83    43.69

Partners LargeCap Growth Fund I Class J*
Morgan Stanley Equity Growth Composite                     39.42  21.11   31.40   31.23  45.03    3.18   4.32    5.99    25.54
   S&P 500 Index                                           21.04  28.58   33.36   22.96  37.58    1.32  10.08    7.62    30.47
   Average LargeCap Growth Category (Morningstar)          39.72  33.56   25.00   18.95  32.27   -2.32  10.31    5.83    43.69

Partners LargeCap Growth Fund II Class J*
American Century Growth Composite                          34.68  36.77   29.28   14.92  20.35   -1.49   3.76   -4.29    69.02
   Russell 1000 Growth Index                               33.16  38.71   30.49   23.12  37.19    2.66   2.90    5.00    41.16
   Average LargeCap Growth Category (Morningstar)          39.72  33.56   25.00   18.95  32.27   -2.32  10.31    5.83    43.69

LargeCap S&P 500 Index Fund Class J*
Invista S&P 500 Index Composite                            20.62  28.16   32.89   22.51  37.07    1.05
   S&P 500 Index                                           21.04  28.58   33.36   22.96  37.58    1.32  10.08    7.62    30.47
   Average LargeCap Blend Category (Morningstar)           19.72  21.95   27.43   20.37  31.99   -1.08  11.12    7.62    32.13
LargeCap Value Fund Class J*
Invista Large Cap Value Composite                          -7.12  18.04   28.94   22.18
   S&P/BARRA 500 Value Index                               12.72  14.68   29.99   21.99  37.00   -0.63  18.60   10.53    22.56
   Average LargeCap Value Category (Morningstar)            6.63  13.10   27.01   20.79  32.28   -0.81  13.25    9.89    28.51

Partners LargeCap Value Fund Class J*
Sanford C. Bernstein Diversified Value Composite            7.80
   Russell 1000 Value Index                                 7.35  15.63   35.18   21.64  38.35   -1.99  18.12   13.81    24.61
   Average LargeCap Value Category (Morningstar)            6.63  13.10   27.01   20.79  32.28   -0.81  13.25    9.89    28.51

MidCap Value Fund Class J*
Invista Mid Cap Value Composite                            -7.36   3.25   35.49   16.03  41.18    0.98  11.43    7.57    33.54
   S&P/BARRA 400 Value Index                                2.33   4.67   34.32   19.40  34.04   -0.57  13.43   16.02
   Average MidCap Value Category (Morningstar)              7.78   3.92   26.04   20.50  29.27   -1.11  17.11   13.54    29.65

Partners MidCap Value Fund Class J*
Neuberger Berman MidCap Value Composite                     8.04 -10.66   32.66   28.08  35.23   -1.89  16.44   17.52    22.36
   Russell Midcap Value Index                              -0.11   5.09   34.37   20.26  34.93   -2.13  15.62   21.68    37.92
   Average MidCap Value Category (Morningstar)              7.78   3.92   26.04   20.50  29.27   -1.11  17.11   13.54    29.65

Real Estate Fund Class J*
PCREI Real Estate Composite                                -3.01 -10.20   19.83
   Morgan Stanley REIT Index                               -4.55 -16.90   18.58   35.89  12.90

* Class J Shares effective ____________.

PERFORMANCE RESULTS - AGGRESSIVE FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)
                                                             YTD   1 YR    3 YR    5 YR   10 YR

MidCap Blend Fund Class Class J*
Invista Mid Cap Core Composite
   S&P MidCap 400 Index
   Average MidCap Blend Category (Morningstar)

MidCap Growth Fund Class J*
Invista Mid Cap Growth Composite
   Russell Midcap Growth Index
   Average MidCap Growth Category (Morningstar)

MidCap S&P 400 Index Fund Class J*
Invista S&P 400 Index Composite
   S&P MidCap 400 Index
   Average MidCap Blend Category (Morningstar)

Partners MidCap Blend Fund Class J*
Morgan Stanley MidCap Blend Composite
   S&P MidCap 400 Index
   Average MidCap Blend Category (Morningstar)

Partners MidCap Growth Fund Class J*
Turner Investment Partners Midcap Growth Composite
   Russell Midcap Growth Index
   Average MidCap Growth Category (Morningstar)

SmallCap Blend Fund Class J*
Invista Small Company Blend Composite
   Russell 2000 Index
   Average SmallCap Blend Category (Morningstar)

SmallCap Growth Fund Class J*
Invista Small Cap Growth Composite
   Russell 2000 Growth Index
   Average SmallCap Growth Category (Morningstar)

Partners SmallCap Growth Fund I Class J*
Neuberger Berman SmallCap Growth Composite
   Russell 2000 Growth Index
   Average SmallCap Growth Category (Morningstar)
Partners SmallCap Growth Fund II Class J*
Federated Aggressive Growth Composite
   S&P/BARRA 600 Growth Index
   Average SmallCap Growth Category (Morningstar)

Partners SmallCap Value Fund Class J*
Ark Asset SmallCap Value Composite
   Russell 2000 Value Index
   Average SmallCap Value Category (Morningstar)

SmallCap S&P 600 Index Fund Class J*
Invista Small Cap S&P 600 Index Composite
   S&P SmallCap 600 Index
   Average SmallCap Blend Category (Morningstar)

SmallCap Value Fund Class J*
Invista Small Cap Value Composite
   Russell 2000 Value Index
   Average SmallCap Value Category (Morningstar)

Technology Fund Class J*
   Average Technology Category (Morningstar)

                                                                   Annual Performance
                                                                (year ended December 31)


                                                         2000   1999    1998    1997   1996    1995   1994    1993    1992   1991
MidCap Blend Fund Class J*
Invista Mid Cap Core Composite                                  12.37   4.72   24.95   18.66  33.39    5.46  -0.26    9.01
   S&P MidCap 400 Index                                         14.72  19.11   32.25   19.18  30.92   -3.59  13.93   11.90    50.07
   Average MidCap Blend Category (Morningstar)                  18.70   6.77   26.45   20.44  28.71   -1.61  14.50   14.93    36.20

MidCap Growth Fund Class J*
Invista Mid Cap Growth Composite                                       69.96    2.48   26.15  13.40
   Russell Midcap Growth Index                                  51.29  17.86   22.54   17.48  33.98   -2.16  11.19    8.71    47.03
   Average MidCap Growth Category (Morningstar)                 63.90  17.51   17.05   16.99  34.79   -1.03  15.64    9.03    50.97

MidCap S&P 400 Index Fund Class J*
Invista S&P 400 Index Composite
   S&P MidCap 400 Index                                         14.72  19.11   32.25   19.20  30.95   -3.58  13.95   11.91    50.10
   Average MidCap Blend Category (Morningstar)                  18.70   6.77   26.45   20.44  28.71   -1.61  14.50   14.93    36.20

Partners MidCap Blend Fund Class J*
Morgan Stanley MidCap Blend Composite
   S&P MidCap 400 Index                                         14.72  19.11   32.25   19.20  30.95   -3.58  13.95   11.91    50.10
   Average MidCap Blend Category (Morningstar)                  18.70   6.77   26.45   20.44  28.71   -1.61  14.50   14.93    36.20

Partners MidCap Growth Fund Class J*
Turner Investment Partners Midcap Growth Composite             126.09  26.33   41.77   18.25
   Russell Midcap Growth Index                                  51.29  17.86   22.54   17.48  33.98   -2.16  11.19    8.71    47.03
   Average MidCap Growth Category (Morningstar)                 63.90  17.51   17.05   16.99  34.79   -1.03  15.64    9.03    50.97

SmallCap Blend Fund Class J*
Invista Small Company Blend Composite                           12.31  -9.59   21.15   18.01  29.44    3.05  21.32   26.90    24.82
   Russell 2000 Index                                           21.26  -2.55   22.36   16.50  28.45   -1.82  18.88   18.41    46.04
   Average SmallCap Blend Category (Morningstar)                18.18  -3.64   26.12   19.66  25.51   -0.97  16.65   14.39    39.57

SmallCap Growth Fund Class J*
Invista Small Cap Growth Composite                              66.37  -2.47   34.77   14.19
   Russell 2000 Growth Index                                    43.09   1.23   12.95   11.26  31.04   -2.43  13.36    7.77    51.19
   Average SmallCap Growth Category (Morningstar)               61.45   4.49   18.19   19.99  35.44   -0.28  16.70   11.99    53.64

Partners SmallCap Growth Fund I Class J*
Neuberger Berman SmallCap Growth Composite                     134.28
   Russell 2000 Growth Index                                     1.23  12.95   11.26   31.04  -2.43   13.36   7.77   51.19   -17.14
   Average SmallCap Growth Category (Morningstar)               61.45   4.49   18.19   19.99  35.44   -0.28  16.70   11.99    53.64
Partners SmallCap Growth Fund II Class J*
Federated Aggressive Growth Composite                          111.60   8.08   30.06
   S&P/BARRA 600 Growth Index                                   12.41  -1.31   25.58   21.32  29.97   -4.78  18.79   21.05    48.48
   Average SmallCap Growth Category (Morningstar)               61.45   4.49   18.19   19.99  35.44   -0.28  16.70   11.99    53.64

Partners SmallCap Value Fund Class J*
Ark Asset SmallCap Value Composite
   Russell 2000 Value Index                                     -1.49  -6.45   31.78   21.37  25.75   -1.27  23.84   29.14    41.70
   Average SmallCap Value Category (Morningstar)                 4.49  -6.99   30.04   25.53  25.13   -0.81  16.72   20.29    37.19

SmallCap S&P 600 Index Fund Class J*
Invista Small Cap S&P 600 Index Composite
   S&P SmallCap 600 Index                                       12.40  -1.31   25.58   21.32  29.97   -4.77  18.78   21.04    48.49
   Average SmallCap Blend Category (Morningstar)                18.18  -3.64   26.12   19.66  25.51   -0.97  16.65   14.39    39.57

SmallCap Value Fund Class J*
Invista Small Cap Value Composite                               -8.92  -6.03   33.65   26.44
   Russell 2000 Value Index                                     -1.49  -6.45   31.78   21.37  25.75   -1.27  23.84   29.14    41.70
   Average SmallCap Value Category (Morningstar)                 4.49  -6.99   30.04   25.53  25.13   -0.81  16.72   20.29    37.19

Technology Fund Class J*
   Average Technology Category (Morningstar)                   136.50  52.41    9.58   20.31  42.89   13.18  24.07   13.03    46.92

* Class J Shares effective ____________.

PERFORMANCE RESULTS - DYNAMIC FUNDS

                                                                 Average Annual Performance
                                                                (through December 31, 2000)
                                                             YTD   1 YR    3 YR    5 YR   10 YR

European Fund Class J*
BT European Composite
   MSCI Europe (15) Index--ND
   Average Europe Category (Morningstar)

International Emerging Markets Fund Class J*
Invista International Emerging Markets Equity Composite
   MSCI - Emerging Markets Free--ID
Average Diversified Emerging Market
     Category (Morningstar)

International Fund I Class J*
Invista International Broad Markets Composite
   MSCI EAFE (Europe, Australia, Far East) Index--ND
   Average Foreign Category (Morningstar)

International Fund II Class J*
   MSCI EAFE (Europe, Australia, Far East) Index--ND
   Average Foreign Category (Morningstar)

International SmallCap Fund Class J*
Invista International Small Cap Equity Composite
   MSCI EAFE (Europe, Australia, Far East) Index--ND
   Average Foreign Category (Morningstar)

Pacific Basin Fund Class J*
BT Pacific Basin Composite
   MSCI Pacific Free Index--ND
   Average Diversified Pacific/Asia Category (Morningstar)

                                                                                 Annual Performance
                                                                               (year ended December 31)


                                                            2000   1999    1998    1997   1996    1995   1994    1993    1992   1991

European Fund Class J*
BT European Composite                                              33.95  30.86   26.33   41.31   9.36    8.49  43.12
   MSCI Europe (15) Index--ND                                      15.89  28.53   23.80   21.09  21.62    2.28  29.28   -4.71  13.11
   Average Europe Category (Morningstar)                           26.11  21.56   18.42   24.99  16.26    2.52  28.15   -6.82   7.47

International Emerging Markets Fund Class J*
Invista International Emerging Markets Equity Composite            63.25 -17.59   11.38   25.57   7.46
   MSCI - Emerging Markets Free--ID                                58.89 -35.11   31.64   22.21 -12.83    0.64  53.92   13.41 149.65
Average Diversified Emerging Market
     Category (Morningstar)                                        71.86 -27.03   -3.68   13.35  -3.45   -9.27  73.26    0.26  18.10

International Fund I Class J*
Invista International Broad Markets Composite                      25.78  10.47   12.43   24.54  14.07   -2.39  44.83
   MSCI EAFE (Europe, Australia, Far East) Index--ND               26.96  20.00    1.78    6.05  11.21    7.78  32.56  -12.17  12.13
   Average Foreign Category (Morningstar)                          44.49  13.00    5.43   12.39   9.82   -0.40  36.71   -4.54  13.07

International Fund II Class J*
   MSCI EAFE (Europe, Australia, Far East) Index--ND                26.96  20.00    1.78    6.05  11.21    7.78  32.56  -12.17 12.13
   Average Foreign Category (Morningstar)                          44.49  13.00    5.43   12.39   9.82   -0.40  36.71   -4.54  13.07

International SmallCap Fund Class J*
Invista International Small Cap Equity Composite                   86.79  13.24   15.62   40.53   3.61
   MSCI EAFE (Europe, Australia, Far East) Index--ND               26.96  20.00    1.78    6.05  11.21    7.78  32.56  -12.17 12.13
   Average Foreign Category (Morningstar)                          44.49  13.00    5.43   12.39   9.82   -0.40  36.71   -4.54  13.07

Pacific Basin Fund Class J*
BT Pacific Basin Composite                                        132.40   7.35  -27.91
   MSCI Pacific Free Index--ND                                      56.65   2.72  -25.87   -8.30   2.95   12.76  36.21  -18.56 11.46
   Average Diversified Pacific/Asia Category (Morningstar)         92.50  -5.91  -27.90    4.02   2.39   -5.49  59.02   -3.03  15.05

* Class J Shares effective ____________.

IMPORTANT NOTES TO THE APPENDIX

Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Long Term Gov't./Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Mutual Fund 1-5 Government/Credit Index is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.

Morgan   Stanley   Capital   International   (MSCI)   Europe  (15)  Index  is  a
capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.

Morgan Stanley Capital International Pacific Free Index is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are:
Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.

Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index is a stock index designed to measure the investment returns of developed economies outside of North America.

Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

Russell Midcap Value Index is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

S&P/BARRA 400 Value Index is a market capitalization-weighted index of all the stocks in the S&P 400 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1.

S&P/BARRA 500 Growth Index is a market capitalization-weighted index of all the stocks in the S&P 500 that have high price-to-book ratios. It is designed so that approximately 50% of the SPX market capitalization is in the Growth Index.

S&P/BARRA 500 Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

S&P/BARRA 600 Growth Index is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.

S&P Midcap 400 Index includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.






                         PRINCIPAL INVESTORS FUND, INC.
                (previously Principal Special Markets Fund, Inc.)



              This Prospectus describes a mutual fund organized by
                       Principal Life Insurance Company.




                  The date of this Prospectus is ______________, 2001.





      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS

     Fund Description........................................................3

     International Emerging Markets Portfolio................................4

     International Securities Portfolio......................................6

     International SmallCap Portfolio........................................8

     Mortgage-Backed Securities Portfolio...................................10

     The Costs of Investing.................................................12

     Certain Investment Strategies and Related Risks........................12

     Management, Organization and Capital Structure.........................15

     Management Discussion of Fund Performance..............................16

     Pricing of Fund Shares.................................................20

     Dividend and Distributions.............................................20

     Offering Price of Shares                        .......................22

     To Sell Shares.........................................................22

     General Information about a Fund Account...............................24

     Financial Highlights...................................................26


FUND DESCRIPTION

The Principal Investors Fund, Inc. (previously Principal Special Markets Fund, Inc.) (the "Fund") is an open-end management investment company. Four of its Portfolios are described in this prospectus: International Emerging Markets Portfolio, International Securities Portfolio, International SmallCap Portfolio and Mortgage-Backed Securities Portfolio. As of December 6, 2000, shares of the Portfolios are no longer available for purchase.

In the description for each Portfolio, you will find important information about the Portfolio's:

Primary investment strategy
This section summarizes how the Portfolio intends to achieve its investment objective. It identifies the Portfolio's primary investment strategy including the type or types of securities in which the Portfolio invests.

Annual operating expenses
The annual operating expenses for each Portfolio are deducted from its assets (stated as a percentage of the Portfolio's assets) and are shown as of the end of the most recent fiscal year. The examples are intended to help you compare the cost of investing in a particular Portfolio with the cost of investing in other mutual funds. The examples assume you invest $10,000 in a Portfolio for the time period indicated. The examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses are the same as the most recent fiscal year expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown.

Day-to-day Portfolio management
The investment professionals who manage the assets of each Portfolio are listed with each Portfolio. Backed by their staffs of experienced securities analysts, they provide the Portfolios with professional investment management.

Principal Management Corporation serves as the manager for the Fund. It has signed a contract with Invista Capital Management LLC ("Invista") to provide investment advisory services for the International, International Emerging Markets and International SmallCap Portfolios. The Manager has signed a contract with Principal Capital Income Investors, LLC ("PCII") to provide investment advisory services for the Mortgage-Backed Securities Portfolio.

Portfolio Performance
Included in each Portfolio's description is a set of tables and a bar chart.

The bar chart is included to provide you with an indication of the risks involved when you invest. The chart shows changes in the Portfolio's performance from year to year. One of the tables compares the Portfolio's average annual returns with:
o a broad-based securities market index (An index measures the market price of a specific group of securities in particular securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
o an average of mutual funds with a similar investment objective and management style. The averages used are prepared by Lipper, Inc., an independent statistical service.

The other table provides the highest and lowest quarterly rate of return for the Portfolio's shares over the life of the Portfolio (through the end of the most recent fiscal year).

A Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

NOTE:Investments in these Portfolios are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     No salesperson, dealer or other person is authorized to give information or to make representations about a Portfolio or the Fund other than those contained in this Prospectus. Information or representations from unauthorized parties may not be relied upon as having been made by a Portfolio, the Fund, the Manager or any Sub-Advisor.

INTERNATIONAL EMERGING MARKETS PORTFOLIO

Main Strategies
The International Emerging Markets Portfolio seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

For this Portfolio, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Portfolio's assets are invested in emerging market country equity securities. The Portfolio invests in securities of:
o companies with their principal place of business or principal office in emerging market countries;
o companies for which the principal securities trading market is an emerging market country; or
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks
Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, there are risks involved with any investment in foreign securities. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities that may affect portfolio liquidity.

Under unusual market or economic conditions, the Portfolio may invest in securities issued by domestic corporations, governments or governmental agencies, instrumentalities or political subdivisions. The securities may be denominated in U.S. dollars or other currencies.

The Portfolio is generally a suitable investment for investors seeking long-term growth who want to invest a portion of their assets in securities of companies in emerging market countries. Because the values of the Portfolio's assets may rise or fall dramatically, if you sell your shares when their value is less than the price you paid, you will lose money. This Portfolio is not an appropriate investment if you are seeking either preservation of capital or high current income. You must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Portfolio Performance Information
The Portfolio's past performance is not necessarily an indication of future performance. The bar chart and tables provide some indication of the risks of investing in the Portfolio by showing changes in share performance from year to year.


                              Annual Total Returns


      1998 -17.21%          The year-to-date total return as of December 31,
      1999  63.37%          2000 is _____%.

                            The portfolio's highest/lowest quarterly results during the time period covered by the chart were:

                                  Highest    38.53% (12/31/1999)
                                  Lowest    -19.25% (9/30/1998 )


      Average annual total returns for the period ending December 31, 2000

     This table shows how the Portfolio's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                            Past One  Past Five
       Portfolio              Year     Years

     International Emerging
       Markets               __.__%    __.__%*

     * Period from November 26, 1997, date shares first offered to the public, through December 31, 2000.

                                                 Past One Past Five Past Ten
                                                   Year     Years    Years

     Morgan Stanley Capital International EMF
      (Emerging Markets Free) Index               __.__%    __.__%    __.__%
     Lipper Emerging Markets Fund Average         __.__     __.__      __.__



                          Portfolio Operating Expenses

     Management Fees.....................   1.15%
     Other Expenses*.....................   0.00

       Total Portfolio Operating Expenses   1.15%

     * In addition to brokerage and extraordinary expenses, a Portfolio will pay only taxes and interest expenses, which it is anticipated to be minimal or nonexistent under normal circumstances.


                                    Examples

     The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your
     cost    would    be:
                            1 Year    3 Years    5 Years    10 Years

                             $117       $365       $633       $1,398

                        Day-to-day Portfolio Management

     Since November 1997 Manager: Kurtis D. Spieler, CFA. Mr. Spieler joined (Portfolio's inception)Invista Capital Management in 1995.He holds an MBA from  Drake  University and a  BBA  from Iowa  State
                            University. He has earned the right to use the Chartered Financial Analyst designation


INTERNATIONAL SECURITIES PORTFOLIO

Main Strategies
The International Securities Portfolio seeks long-term growth of capital by investing in a portfolio of securities of companies domiciled in any of the nations of the world.

The International Securities Portfolio invests in common stocks of companies established outside of the U.S. The Portfolio has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Portfolio intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Portfolio does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia
(Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Portfolio, the Sub-Advisor, Invista pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

Main Risks
The values of the stocks owned by the Portfolio change on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short term, stock prices and currencies can fluctuate dramatically in response to these factors. In addition, there are risks involved with any investment in foreign securities that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities that may affect portfolio liquidity.

Under unusual market or economic conditions, the Portfolio may invest in securities issued by domestic corporations, governments or governmental agencies, instrumentalities or political subdivisions. The securities may be denominated in U.S. dollars or other currencies.

The Portfolio is generally a suitable investment for investors who seek long-term growth and who want to invest in non-U.S. companies. This Portfolio is not an appropriate investment if you are seeking either preservation of capital or high current income. Suitable investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Portfolio Performance Information
The Portfolio's past performance is not necessarily an indication of future performance. The bar chart and tables provide some indication of the risks of investing in the Portfolio by showing changes in share performance from year to year.


                              Annual Total Returns


     1994  -6.45%           The year-to-date total return as of December 31,
     1995  12.02            2000 is _____%..
     1996  24.12
     1997  12.55            The portfolio's highest/lowest quarterly results
     1998   9.55            during the time period covered by the chart were:
     1999  27.89
                                  Highest    18.06% (12/31/1999)
                                  Lowest    -17.48% (9/30/1998)

      Average annual total returns for the period ending December 31, 2000

     This table shows how the Portfolio's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                              Past One  Past Five  Past Ten
         Portfolio              Year      Years     Years

     International Securities  __.__%     __.__%    __.__%*

     * Period from May 7, 1993, date shares first offered to the public, through December 31, 2000.

                                             Past One  Past Five   Past Ten
                                               Year      Years      Years

Morgan Stanley Capital International EAFE
  (Europe, Australia and Far East) Index      __.__%     __.__%     __.__%
Lipper International Fund Average             __.__      __.__      __.__


                          Portfolio Operating Expenses

     Management Fees..........................   0.90%
     Other Expenses*..........................   0.00

            Total Portfolio Operating Expenses   0.90%

     * In addition to brokerage and extraordinary expenses, a Portfolio will pay only taxes and interest expenses, which it is anticipated to be minimal or nonexistent under normal circumstances.


                                    Examples

     The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your
     cost    would    be:
                            1 Year    3 Years    5 Years    10 Years

                              $92       $287       $498      $1,108


                        Day-to-day Portfolio Management

     Since March 2000    Manager:  Kurtis D.  Spieler,  CFA.  Mr. Spieler joined
                         Invista  Capital  Management in  1995. He holds  an MBA
                         from   Drake  University and  a  BBA  from  Iowa  State
                         University.  He  has  earned  the  right  to  use   the
                         Chartered Financial Analyst designation.

INTERNATIONAL SMALLCAP PORTFOLIO

Main Strategies
The International SmallCap Portfolio seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Portfolio invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase.

In selecting securities for the Portfolio, Invista, the Sub-Advisor, diversifies the investments geographically. There is no limitation of the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Portfolio intends to have at least 65% of its assets invested in securities of companies of at least three countries.

Main Risks
Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investments in companies with small market capitalizations carry their own risks. Historically, small company securities have been more volatile in price than larger company securities, especially over the short-term. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities that may affect portfolio liquidity.

This Portfolio is not an appropriate investment if you are seeking either preservation of capital or high current income. You must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Portfolio is generally a suitable investment for investors seeking long-term growth who want to invest a portion of their assets in smaller, non-U.S. companies. Because the values of the Portfolio's assets may rise or fall, when shares of the Portfolio are sold they may be worth more or less than the amount paid for them.

Portfolio Performance Information
The Portfolio's past performance is not necessarily an indication of future performance. The bar chart and tables provide some indication of the risks of investing in the Portfolio by showing changes in share performance from year to year.


                              Annual Total Returns

     1998  11.92%           The year-to-date total return as of December 31,
     1999  85.93            2000 is _____%.

                            The portfolio's highest/lowest quarterly results during the time period covered by the chart were:

                                  Highest    36.97% (12/31/1999)
                                  Lowest    -20.68% (9/30/1998)


      Average annual total returns for the period ending December 31, 1999

     This table shows how the Portfolio's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                            Past One  Past Five
         Portfolio            Year      Years

     International SmallCap  __.__%    __.__%*

     * Period from November 26, 1997, date first offered to the public, through December 31, 2000.


                                                  Past One  Past Five  Past Ten
                                                    Year      Years      Years

     Morgan Stanley Capital International EAFE
       (Europe, Australia and Far East) Index      __.__%     __.__%     __.__%
     Lipper International Small-Cap Fund Average   __.__      __.__     __.__


                          Portfolio Operating Expenses

     Management Fees..........................   1.00%
     Other Expenses*..........................   0.00

            Total Portfolio Operating Expenses   1.00%

     * In addition to brokerage and extraordinary expenses, a Portfolio will pay only taxes and interest expenses, which it is anticipated to be minimal or nonexistent under normal circumstances.


                                    Examples

     The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your
     cost    would    be:

                            1 Year    3 Years    5 Years    10 Years

                             $102       $318       $552      $1,225


                        Day-to-day Portfolio Management

     Since November 1997 Manager: Darren K. Sleister, CFA. Mr.Sleister joined (Portfolio's inception)Invista Capital Management as a Portfolio Strategist
                            in 1993. He  holds  an MBA  from  the  University of
                            Iowa,  and  an  undergraduate  degree  from  Central
                            College.  He   has  earned  the  right  to  use  the
                            Chartered Financial Analyst designation.

MORTGAGE-BACKED SECURITIES PORTFOLIO

Main Strategies
The Mortgage-Backed Securities Portfolio seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates. The guarantees by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

The Mortgage-Backed Securities Portfolio invests in U.S. Government securities, which include obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Portfolio may invest in securities supported by:
o    full faith and credit of the U.S. Government (e.g. GNMA certificates); or
o credit of the instrumentality (e.g. bonds issued by the Federal Home Loan Mortgage Corp.).
In addition, the Portfolio may invest in money market investments.

Although some of the securities the Portfolio purchases are backed by the U.S. government and its agencies, shares of the Portfolio are not guaranteed. Generally, when interest rates fall, the value of the Portfolio's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Portfolio's shares, when sold, shares of the Portfolio may be worth more or less than the amount paid for them.

U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Portfolio's securities do not effect interest income on securities already held by the Portfolio, but are reflected in the Fund's price per share. Since the magnitude of these fluctuation generally are greater at times when the Portfolio's average maturity is longer, under certain market conditions the Portfolio may invest in short term investments yielding lower current income rather than investing in higher yielding longer term securities.

GNMA Certificates are mortgage backed securities representing an interest in a pool of mortgage loans. Various lenders make the loans which are then insured (by the Federal Housing Administration) or loans which are guaranteed (by Veterans Administration or Farmers Home Administration). The lender or other security issuer creates a pool of mortgages which it submits to GNMA for approval.

The Portfolio invests in modified pass-through GNMA Certificates. Owners of Certificates receive all interest and principal payments owed on the mortgages in the pool, regardless of whether or not the mortgagor has made the payment. Timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.

Main Risks
Mortgage backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during period of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Portfolio to experience a loss of some or all of the premium.

The Mortgaged-Backed Securities Portfolio is generally a suitable investment for investors who want monthly dividends to provide income or to be reinvested in additional Portfolio shares to produce growth. Such investors prefer to have the repayment of principal and interest on most of the securities in which the Portfolio invests to be backed by the U.S. Government, its agencies or instrumentalities.

Portfolio Performance Information
The Portfolio's past performance is not necessarily an indication of future performance. The bar chart and tables provide some indication of the risks of investing in the Portfolio by showing changes in share performance from year to year.


                              Annual Total Returns

     1994  -3.60%           The year-to-date total return as of December 31,
     1995  19.26            2000 is _____%.
     1996   4.20
     1997  10.18            The portfolio's highest/lowest quarterly results
     1998   7.74            during the time period covered by the chart were:
     1999   0.30
                                  Highest     6.41% (6/30/1995)
                                  Lowest     -3.50% (3/30/1994)

      Average annual total returns for the period ending December 31, 1999

     This table shows how the Portfolio's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                         Past One  Past Five  Past Ten
       Portfolio           Year      Years     Years

     Mortgage-Backed
       Securities          0.30%     8.15%     6.17%*


     * Period from May 7, 1993, date shares first offered to the public, through December 31, 1999.

                                               Past One  Past Five  Past Ten
                                                 Year      Years     Years

     Lehman Brothers Mortgage Index              1.86%      7.98%     7.78%
     Lipper U.S. Mortgage Fund Average           0.65       7.00      6.95


                          Portfolio Operating Expenses

     Management Fees..........................   0.45%
     Other Expenses*..........................   0.00

           Total Portfolio Operating Expenses    0.45%

     * In addition to brokerage and extraordinary expenses, a Portfolio will pay only taxes and interest expenses, which it is anticipated to be minimal or nonexistent under normal circumstances.


                                    Examples

     The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your
     cost    would    be:
                            1 Year    3 Years    5 Years    10 Years

                              $46       $144       $252        $567


                        Day-to-day Portfolio Management

     Since May 1993         Martin J. Schafer.  Mr. Schafer joined the Principal
     (Portfolio's inception)in 1977 and  has  broad  experience  in  residential mortgage related securities. He served as Director of Investment Securities at the Principal prior to joining Invista Capital Management in 1992. He holds a BBA in Accounting and Finance from the University of Iowa.


THE COSTS OF INVESTING

The Fund pays ongoing fees to its Manager, Underwriter and others who provide services to the Fund. They reduce the value of each share you own.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Bond prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds may have speculative characteristics and be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Fund's Portfolios may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Portfolio sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Portfolio collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Portfolio holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Portfolio bears a risk of loss. To minimize such risks, the Portfolio enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Fund's Portfolios may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The International Emerging Markets, International Securities and International SmallCap Portfolios may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Portfolio will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Portfolio (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Portfolio's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investment, these techniques could result in a loss, regardless of whether the intent was to reduce risk or to increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. Additionally, there is the risk of government action through exchange controls that would restrict the ability of the Portfolio to deliver or receive currency.

Warrants
Each of the Portfolios may invest up to 5% of its assets in warrants. Up to 2% of a Portfolio's assets may be invested in warrants which are not listed on either the New York or American Stock Exchanges. For the International, International Emerging Markets and International SmallCap Funds, the 2% limitation also applies to warrants not listed on the Toronto Stock and Chicago Board Options Exchanges.

Options
Each of the Portfolios may buy and sell certain types of options. Each type is more fully discussed in the SAI.

Foreign Securities
The International Emerging Markets, International Securities and International SmallCap Portfolios each may invest in foreign securities. Investment in foreign securities presents certain risks including: fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions. In addition, there may be reduced availability of public information concerning issuers compared to domestic issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements that apply to domestic issuers. Transactions in foreign securities may be subject to higher costs. Each Portfolio's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. Foreign securities markets, particularly those in emerging market countries, are known to experience long delays between the trade and settlement dates of securities purchased and sold. Such delays may result in a lack of liquidity and greater volatility in the price of securities on those markets. As a result of these factors, the Board of Directors of the Fund has adopted Daily Pricing and Valuation Procedures for the Portfolios. These procedures outline the steps to be followed by the Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. The Executive Committee of the Board of Directors oversees this process.

Securities of Smaller Companies
The Portfolios may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Portfolios may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the companies growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the companies management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary or Defensive Measures
For temporary or defensive purposes in times of unusual or adverse market conditions, the Portfolios may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank certificates of deposit, bank acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Portfolio may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may generate short-term capital gains (on which you pay taxes even if you don't sell any of your shares during the year). You can find the turnover rate for each Portfolio in the Portfolio's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights already includes portfolio turnover costs.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Manager
Principal Management Corporation (the "Manager") serves as the manager for the Fund. In its handling of the business affairs of each Portfolio, the Manager provides clerical, recordkeeping and bookkeeping services, and keeps the financial and accounting records required for the Fund. The Manager has signed sub-advisory agreements with Invista for portfolio management functions for the International, International Emerging Markets and International SmallCap Portfolios. It has entered into a Sub-Advisory agreement with PCII for the Mortgage-Backed Securities Portfolio. The Manager compensates the Sub-Advisors for their services as provided in the Sub-Advisory Agreements.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the Funds it managed had assets of approximately $6.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

Invista is an indirect wholly-owned subsidiary of Principal Life Insurance Company and is an affiliate of the Manager. Invista has managed investments for institutional investors, including Principal Life, since 1985. As of September 30, 2000, it managed assets of approximately $29.7 billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

PCII is an indirect wholly-owned subsidiary of Principal Life Insurance Company and is an affiliate of the Manager. PCII has managed investments for institutional investors, including Principal Life, since 1985. As of September 30, 2000, it managed assets of approximately $31.1 billion. PCII's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

The Manager provides the Board of Directors of the Fund a recommended investment program for each of the Portfolios. Each program must be consistent with the Portfolio's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises each Portfolio on its investment policies and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by each Portfolio for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Portfolio (as a percentage of the average daily net assets) is determined using the following rate:

                                                                Fees Computed On                    Fees as a Percent of
                  Portfolio                               Net Asset Value of Portfolio            Average Daily Net Assets

     International Emerging Markets Portfolio                  First $250 million                         1.15%
                                                               Next $250 million                          1.05%
                                                               Over $500 million                          0.95%

     International Securities Portfolio                        Entire Portfolio                           0.90%

     International SmallCap Portfolio                          First $250 million                         1.00%
                                                               Next $250 million                          0.90%
                                                               Over $500 million                          0.80%

     Mortgage-Backed Securities Portfolio                      Entire Portfolio                           0.45%

For the fiscal year ended December 31, 1999 the Management fee for each Portfolio was:

     International Emerging Markets Portfolio          1.15%
     International Securities Portfolio                0.90%

     International SmallCap Portfolio                  1.00%
     Mortgage-Backed Securities Portfolio              0.45%


MANAGEMENT DISCUSSION OF FUND PERFORMANCE

       This section will be updated to include the FYE ending 12/31/2000.



PRICING OF FUND SHARES

Each Portfolio's shares are bought and sold at the current share price. The share price of each Portfolio is calculated each day the New York Stock Exchange is open. The share price is determined at the close of business of the Exchange (normally at 3:00 p.m. Central Time). When Princor receives your order to sell shares, the share price used to fill the order is the next price calculated after the order is placed.

For all Portfolios the share price is calculated by:
o    taking the current market value of the total assets of the Portfolio
o    subtracting liabilities of the Portfolio
o    dividing the remainder by the total number of shares owned

NOTES:
o If current market values are not readily available for a security, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o The Portfolio's securities may be traded on foreign securities markets which generally complete trading at various times during the day prior to the close of the New York Stock Exchange. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the New York Stock Exchange is open. If the Manager believes the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Foreign securities markets may trade on days when the New York Stock Exchange is closed (such as customary U.S. holidays) and the Portfolio's share price is not calculated. As a result, the value of a Portfolio's assets may be significantly affected by such trading on days when you cannot sell shares of the Portfolio.

DIVIDENDS AND DISTRIBUTIONS

The Portfolios pay most of their net dividend income to you every year. The payment schedule is:

     Portfolios                           Record Date                          Payable Date
     International Emerging Markets,      three business days before           December 24
     International Securities and         each payable date                    (or previous business day)
     International SmallCap

     Mortgage-Backed Securities           three business days before           last business day of each
                                          each payable date                    month

Net realized capital gain for each of the Portfolios, if any, are distributed annually, on the 24th of December (or the preceding business day if the 24th is not a business day) to shareholders of record three business days before the payable date. Payments are made to shareholders of record on the third business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Portfolio holds its assets.

You can  authorize  income  dividend  and capital  gain  distributions  to be:
o    invested in additional shares of the Portfolio you own; or
o    paid in cash.

NOTE:Distributions from a Portfolio, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.

     You should consult your tax advisor as to the federal, state and local tax consequences of Portfolio ownership.

OFFERING PRICE OF SHARES

Shares of the Portfolios are no longer available for purchase except to accommodate reinvestment of distribution of dividends and/or capital gains.

TO SELL SHARES

After you place a sell order in proper form, shares are sold using the next share price calculated. There is no charge for a sale. Generally, the sale proceeds are sent out on the next business day after the sell order has been placed. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A sell order from one owner is binding on all joint owners.

Payment for shares tendered for redemption is ordinarily made in cash. The Board of Directors of the Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities, describe above under "Pricing of Fund Shares."

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:
o payable to all owners on the account (as shown in the account registration) and
o mailed to address on the account (if not changed within last month) or previously authorized bank account.

For  other   payment   arrangements,   please  call   Principal   Mutual   Funds
(1-800-521-1502).

You should also call Principal Mutual Funds (1-800-521-1502) for special instructions that may apply to sales from accounts:
o    when an owner has died; or
o    owned by corporations, partnerships, agents or fiduciaries.

Sell shares by mail
o Send a letter (signed by the owner of the account) to Principal Mutual Funds
     P. O. Box 10423
     Des Moines Iowa 50306-9780

o    Specify the Fund and account number.
o    Specify the Portfolio(s).
o    Specify the number of shares or the dollar amount to be sold.
o    A signature guarantee* will be required if the:
     o   account address has been changed within one month of the sell order; or
     o check is payable to a party other than the account shareholder(s) or Principal Life Insurance Company.
         * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

Sell shares by telephone* (1-800-521-1502)
o Address on account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
o    If our phone lines are busy, you may need to send in a written sell order.
o To sell shares the same day, the order must be received before the close of normal trading on the New York Stock Exchange (generally 3:00 p.m. Central
     Time).
o If previously authorized, checks can be sent to a shareholder's U.S. bank account.
     * The Fund and transfer agent reserve the right to refuse telephone orders to sell shares. The shareholder is liable for a loss resulting from a fraudulent telephone order that the Fund reasonably believes is genuine. The Fund will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, the Fund may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the address on the account.

Periodic withdrawal plans

You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
o    sell a fixed number of shares ($100 initial minimum amount), or
o sell enough shares to provide a fixed amount of money ($100 initial minimum amount).
You can set up a periodic withdrawal plan by sending us your written instructions (and share certificate, if any, issued for the account).

Your periodic  withdrawal plan continues  until:
o    you instruct us to stop, or
o    your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date. If telephone privileges apply to the account, you may change the date or amount by telephoning us at 1-800-521-1502.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

Statements
You will receive quarterly statements. The statements provide the number and value of shares you own, transactions during the quarter, dividends declared or paid and other information. The year end statement includes information for all transactions that took place during the year. Please review your statement as soon as your receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you sell or exchange shares between Portfolios, you will receive a confirmation in the mail shortly thereafter.

Certain sales are only included on your quarterly statement. These include accounts when the only activity during the quarter is:
o    purchase of shares from reinvested dividends and/or capital gains; or
o    sales under a periodic withdrawal plan.

Signature Guarantees
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:
o    if you sell more than $100,000 from any one Portfolio;
o if a sales proceeds check is payable to other than the account shareholder(s), Principal Life Insurance Company or one of its affiliates;
o    to change ownership of an account;
o to add telephone transaction services and/or wire privileges to an existing account;
o to change bank account information designated under an existing telephone withdrawal plan;
o to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month; and
o    to exchange or transfer among accounts with different ownership.

Special Plans
The Fund reserves the right to amend or terminate the special plans described in this prospectus. Such plans include periodic withdrawal for certain purchasers. You would be notified of any such action to the extent required by law.

Telephone Orders
The Fund reserves the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone instruction that we reasonably believe is genuine. We will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the shareholder's address of record.

Financial Statements
You will receive annual financial statements for the Fund, examined by the Fund's independent auditors, Ernst & Young LLP. That report is a part of this prospectus. You will also receive a semiannual financial statement which is unaudited. The following financial highlights are derived from financial statements which were audited by Ernst & Young LLP, except for the financial highlights for the six months ended June 30, 2000 which are unaudited.

FINANCIAL HIGHLIGHTS

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):


       This section will be updated to include the FYE ending 12/31/2000.


Additional information about the Fund is available in the Statement of Additional Information dated _____________, 2001 and which is part of this prospectus. Information about the Fund's investments is also available in the Fund's annual and semi-annual reports to shareholders. The Statement of Additional Information and annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-451-5447.

Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

The U.S. Government does not insure or guarantee an investment in the Fund.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Fund federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


                Principal Investors Fund, Inc. SEC File 811-07572



                         PRINCIPAL INVESTORS FUND, INC.
                (previously Principal Special Markets Fund, Inc.)


                       Statement of Additional Information

                             dated December 6, 2000
                    as revised through ______________________




This Statement of Additional Information is not a prospectus, but contains additional information that should be read in conjunction with the prospectuses dated December 6, 2000 as revised through ________________ for the Fund listed above, as supplemented from time to time. Additionally, this Statement of Additional Information incorporates, by reference, the financial statements included in the shareholder report relating to the Fund dated December 31, 2000. The prospectuses and financial statements, including the independent accountants' report thereon, are available without charge. Please call 1-800-547-7754 to request a copy of any of these documents. The prospectus may also be viewed on our web site at www.principal.com.

                          TABLE OF CONTENTS

   Fund History......................................................    2
   Description of the Funds' Investments and Risks...................    2
   Management of the Fund............................................   16
   Control Persons and Principal Holders of Securities...............   18
   Investment Advisory and Other Services............................   20
   Multiple Class Structure..........................................   28
   Brokerage Allocation and Other Practices..........................   32
   Purchase, Redemption and Pricing of Shares........................   36
   Taxation of the Fund..............................................   38
   Underwriter.......................................................   39
   Calculation of Performance Data...................................   39
   Financial Statements..............................................   41
   Appendix A........................................................   42

FUND HISTORY

The Principal Investors Fund is a registered, open-end management investment company, commonly called a mutual fund. It was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund effective September 14, 2000.

The Fund consists of multiple investment portfolios some of which are referred to as "Funds". Each Fund or Portfolio operates for many purposes as if it were an independent mutual fund. Each Fund and Portfolio has its own investment objective, strategy and management team.

The date of organization of each Portfolio is as follows:
     International Emerging Markets Portfolio                 September 17, 1997
     International Securities Portfolio                       January 28, 1993
     International SmallCap Portfolio                         September 17, 1997
     Mortgage-Backed Securities Portfolio                     January 28, 1993

The date of organization of the LifeTime 2010, LifeTime 2020, LifeTime 2030, LifeTime 2040, LifeTime 2050, LifeTime Strategic Income, Partners MidCap Blend and Partners SmallCap Value Funds is December _______, 2000. The date of organization of the other Funds is September 14, 2000.

The International Emerging Markets, International Securities, International SmallCap and Mortgage-Backed Securities Portfolios offer only one share class. Each Fund offers multiple classes of shares with different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call the Principal Investors Fund at 1-800-547-7754.

DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS

Fund Policies
The investment objectives, principal investment policies and the main risks of each Fund and Portfolio are described in the Prospectus. This Statement of Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities each Fund's/Portfolio's
Sub-Advisor can select. Additional information is also provided about the strategies that the Fund/Portfolio may use to try to achieve its objective.

The composition of each Fund/Portfolio and the techniques and strategies that the Fund's/Portfolio's Sub-Advisor may use in selecting securities will vary over time. A Fund/Portfolio is not required to use all of the investment techniques and strategies available to it in seeking its goals.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.

Except as described below as "Fundamental Restrictions," the investment policies described in this SAI and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund/Portfolio. The Investment Company Act of 1940, as amended ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund/Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund/Portfolio shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund/Portfolio will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.

Fund Investment Limitations
Fundamental Restrictions
The following investment limitations of the Balanced, Bond & Mortgage Securities, European, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond, International I, International II, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Pacific Basin, Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Blend, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Value, Real Estate, SmallCap Blend, SmallCap Growth, SmallCap Value, SmallCap S&P 600 Index and Technology Funds are the fundamental investment limitations. Each Fund may not:

(1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

(2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

(3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

(4) Borrow money, except that it may (a) borrow from banks (as defined in the 1940 Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; (c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and (d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).

(5) Make loans, except that the Fund may (a) purchase and hold debt obligations in accordance with its investment objectives and policies; (b) enter into repurchase agreements; and (c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

(6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.

(7) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

(8) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the United States Government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Real Estate or Technology Funds.

(9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
The following investment limitations for the Balanced, Bond & Mortgage Securities, European, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond, International I, International II, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Pacific Basin, Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Blend, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Value, Real Estate, SmallCap Blend, SmallCap Growth, SmallCap Value, SmallCap S&P 600 Index and Technology Funds are not fundamental and may be changed, by the Board of Directors, without shareholder approval. Each Fund may not:

(1) Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.

(2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

(3)  Invest in companies for the purpose of exercising control or management.

(4) Invest more than 25% of its assets in foreign securities, except that the European, International I, International II, International Emerging Markets, International SmallCap, Pacific Basin and Technology Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and Government Securities may not invest in foreign securities.

(5) Enter into (a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
     (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (b) any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets. This restriction does not apply to the Partners LargeCap Blend and Partners SmallCap Growth II Funds.

(6) Invest more than 5% of its total assets in real estate limited partnership interests or real estate investment trusts. This restriction does not apply to the Partners LargeCap Blend, Partners SmallCap Growth II, Real Estate, SmallCap Blend and SmallCap Value Funds.

(7) Acquire securities of other investment companies, except as permitted by the 1940 Act, or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Fundamental Restrictions
The following investment limitations of the LifeTime 2010, LifeTime 2020, LifeTime 2030, LifeTime 2040, LifeTime 2030 and LifeTime Strategic Income Funds (collectively the "LifeTime Funds") are fundamental investment limitations. Each LifeTime Fund may not:

1. Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

2. Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

3. Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

4. Borrow money, except that it may (a) borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3% of its total assets (including the amount borrowed) and (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes

5. Make loans, except that the Fund may (a) purchase underlying funds which purchase and hold debt obligations; and (b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

6. Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

7. Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

8. Sell securities short.

Non-Fundamental
The following investment limitations for the LifeTime Funds are not fundamental and may be changed, by the Board of Directors, without shareholder approval. Each LifeTime Fund may not:

1. Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.

2. Invest in companies for the purpose of exercising control or management.


Portfolio Investment Limitations
Fundamental Restrictions
The following investment limitations of the International Emerging Markets, International Securities, International SmallCap and Mortgage-Backed Securities Portfolios are the fundamental investment limitations. Each Portfolio will not (unless specifically excepted):

(1) With respect to 75% of its total assets, purchase the securities of any issuer if the purchase would cause more than 5% of the total assets of the Portfolio to be invested in the securities of any one issuer (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities) or cause more than 10% of the outstanding voting securities of any one issuer to be held by the Portfolio.

(2) Borrow money, except (a) for temporary or emergency purposes in an amount not to exceed 5% of the value of the Portfolio's total assets at the time of the borrowing and (b) for any purpose from banks in an amount not to exceed one-third of the Portfolio's total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings deemed to be senior securities.

(3) Issue any senior securities as defined in the 1940 Act. For purposes of this restriction, purchasing and selling securities, currency and futures contracts and options and borrowing money in accordance with restrictions described herein do not involve the issuance of a senior security.

(4) Act as an underwriter of securities, except to the extent the Portfolio may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

(5) Concentrate its investments in any particular industry or industries, except that the Portfolio may invest not more than 25% of the value of its total assets in a single industry. For purposes of this restriction, foreign government and supranational issuers are not considered members of any industry.

(6) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

(7) Invest in commodities or commodity contracts, but it may purchase and sell currency and financial futures contracts and options on such contracts.

(8) Make loans, except that the Portfolio may (i) purchase and hold debt obligations in accordance with its investment objectives and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities but not in excess of 33% of the value of its total assets. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with options, currency and futures transactions are not deemed to be the making of loans.

Non-Fundamental Restrictions
Each Portfolio will not (unless specifically excepted):

  (1)Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the over-the-counter market are included as part of this 15% limitation.

  (2)Sell securities short (except where the Portfolio holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with options, currency and futures transactions is not considered the purchase of securities on margin.

  (3)Invest in companies for the purpose of exercising control or management.

  (4)Purchase puts, calls, straddles, spreads, or any combination thereof, if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets. Options will be used solely for hedging purposes, not for speculation.

  (5)Invest more than 5% of its assets in initial margin and premiums on futures contracts and options on such contracts.

  (6)Acquire securities of other investment companies, except as permitted by the 1940 Act, or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange. The Portfolio may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

  (7)Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with options, currency and futures transactions are not deemed to be pledges or other encumbrances.

  (8)Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York, American or Toronto Stock Exchanges or the Chicago Board Options Exchange. This restriction does not apply to warrants included in units or attached to other securities.

  (9)Invest in interests in oil, gas or other mineral exploration or development programs, although the Portfolio may invest in securities of issuers that invest in or sponsor such programs.

(10) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Portfolio's investments in all such issuers to exceed 5% of the value of its total assets (this restriction does not apply to the Mortgage-Backed Securities Portfolio).

(11) Purchase or retain in its portfolio the securities of any issuer if those officers or directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

(12) Invest in arbitrage transactions.

(13) Invest in mineral leases.

(14) Invest in real estate limited partnership interests.

(15) Invest more than 25% of the value of its total assets (i) in the securities issued by a single foreign government; or (ii) in securities issued by supranational issuers.

The Manager will waive its management fee on Portfolio assets invested in securities of other open-end investment companies and will generally invest only in those open-end investment companies that have investment policies requiring investment in securities comparable to those in which the Portfolio invests.

Security Selection
The Sub-Advisor for the Partners MidCap Growth Fund, Turner Investment Partners, Inc. ("Turner"), selects securities it believes to have strong earnings growth potential. Turner seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell Midcap Growth Index (or such other appropriate index selected by Turner). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest up to 10% of its total assets in ADRs. Turner will only purchase securities that are traded on registered exchanges or the over-the-counter market in the U.S.

The Sub-Advisor for the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds, Invista Capital Management, LLC ("Invista"), allocates Fund assets in approximately the same weight as the relevant index. Invista may exclude or remove a stock from the Fund if extraordinary events or financial conditions lead it to believe that such stock should not be part of the Fund's assets. Fund assets may be invested in futures and options.

The Sub-Advisor for the European, International II, Pacific Basin and Technology Funds, BT Funds Management (International) Limited ("BT"), uses a disciplined active investment process. The cornerstone of this process is the belief that investment markets are not always efficient and that investment outperformance can be achieved with superior research and analysis. BT's proprietary research process allows fund managers and analysts to identify quality investment opportunities before they are widely recognized by the market, investments that will potentially add value to portfolios, creating wealth for clients. It is a global approach, developed over time to recognize the international interdependence of markets.

Morgan Stanley Asset Management ("Morgan Stanley"), the Sub-Advisor for the Partners LargeCap Growth Fund I and Partners MidCap Blend Fund follows a flexible investment program in looking for companies with above average capital appreciation potential. The Sub-Advisor focuses on companies with consistent or rising earnings growth records and compelling business strategies. The Sub-Advisor continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, the Sub-Advisor closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. In its selection of securities for the Partners LargeCap Growth Fund I and Partners MidCap Blend Fund, Morgan Stanley considers valuation to be of secondary importance and viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

Neuberger Berman Management Inc. ("Neuberger Berman"), the Sub-Advisor for the Partners MidCap Value Fund and the Partners SmallCap Growth Fund I, selects equity securities using the same three basic steps but may utilize these same steps in reverse order.

The Sub-Advisor for the Partners Small Cap Value Fund, Ark Asset Management Co., Inc. ("Ark Asset"), selects stocks within a small capitalization universe, by combining a systematic quantitative approach with traditional fundamental analysis. The Sub-Advisor will use, among other things, proprietary computer models which incorporate data from several sources to identify those companies whose securities present what the Sub-Advisor believes to be favorable investment opportunities relative to the securities in the universe. The Sub-Advisor utilizes both a "Valuation Model" and an "Earnings Trend Model" in analyzing potential securities in which to invest. A traditional fundamental overlay is then applied and securities are selected for the portfolio which is structured around the Russell 2000 Index economic sectors to control risk.

Selection of equity securities for the other Funds (except the LifeTime Funds) are made based upon an approach described broadly as "company-by-company" fundamental analysis. The steps involved in this analysis are:
o continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years;
o given some conviction as to the likely economic climate, the Sub-Advisor attempts to identify the prospects for the major industrial, commercial and financial segments of the economy. By looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, the Sub-Advisor evaluates the prospects for each industry for the near and intermediate term; and
o determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are evaluated in relation to the current price of the securities of each company.

The Investment Strategies and Risks
Restricted Securities
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund/Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund/Portfolio may be permitted to sell a security. If, during such a period, adverse market conditions were to develop, the Fund/Portfolio might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by, or under the direction, of the Board of Directors.

Each of the Funds/Portfolios has adopted an investment restriction that limits its investment in illiquid securities to 15% of its net assets. The Board of Directors has adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from this limit.

Foreign Securities
Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund/Portfolio seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund/Portfolio assets is not invested and is earning no return. If a Fund/Portfolio is unable to make intended security purchases due to settlement problems, the Fund/Portfolio may miss attractive investment opportunities. In addition, a Fund/Portfolio may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's/Portfolio's investments in those countries. In addition, a Fund/Portfolio may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund/Portfolio. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds/Portfolios intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund/Portfolio has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's/Portfolio's securities holdings. The Fund/Portfolio may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
o    increased social, political and economic instability;
o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
o    relatively new capital market structure or market-oriented economy;
o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
o restrictions that may make it difficult or impossible for the Fund/Portfolio to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund/Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Depositary Receipts
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. For purposes of a Fund's/Portfolio's investment policies, investments in Depositary Receipts will be considered to be investments in the underlying securities.

The Funds that may invest in foreign securities may invest in:
o American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
o European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Short-term investments
Each Fund/Portfolio may hold short-term investments consisting of foreign and domestic:
o    short-term  obligations  of  sovereign  governments,   their  agencies  and
     instrumentalities, or political subdivisions;
o    other short-term debt securities;
o    commercial paper;
o bank obligations, certificates of deposit, time deposits and bankers' acceptances; and
o    repurchase agreements.

Securities of Small Companies
The Funds/Portfolios may invest in securities of companies with small or medium market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investment in a company with a smaller market capitalization may involve greater risks and price volatility (wide, rapid fluctuations) than investment in a larger, more mature company. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may be at a competitive disadvantage relative to their larger competitors. Small company stocks may, to a degree, fluctuate independently of large company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price while large company stocks decline. Investors should, therefore, expect the net asset value of a Fund/Portfolio that invests a substantial portion of its net assets in small company stocks may be more volatile than the shares of a Fund/Portfolio that invests solely in large company stocks.

Unseasoned Issuers
Each of the Funds/Portfolios may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operations, including the operations of predecessors and parents. Unseasoned issuers, by their nature, have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers may also be small companies. Their securities may be subject to the risks and price volatility associated with securities of smaller companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

High-Yield/High-Risk Bonds
The Balanced and Bond & Mortgage Securities Funds may invest up to 5% of its assets in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Balanced, Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the 35% limit of each Fund unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which the Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond and High Quality Long-Term Bond Funds and the Mortgage-Backed Securities Portfolio may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund/Portfolio purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund/Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund/Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation ("CMO") may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.

Zero-coupon securities
The Funds/Portfolios may invest in zero-coupon securities. Zero-coupon securities are "stripped" U.S. Treasury notes and bonds. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Derivatives
The Funds/Portfolios may invest in various instruments commonly known as "derivatives." Generally a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some derivatives, such as mortgage-related or other asset-backed securities, are in many respects like any other investment. However, they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures contracts and options are commonly used for traditional hedging purposes to attempt to protect an investor from exposure to changes in interest rates, securities prices or currency exchange rates. They may also be used for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage which tends to magnify the effect of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets. It can, in some circumstances, lead to significant losses. The Sub-Advisor uses derivatives only in circumstances in which it believes they offer the most economic means of improving the risk/reward profile level of the Fund/Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Fund/Portfolio. The use of derivatives for non-hedging purposes may be considered speculative.

Securities Lending
The Funds/Portfolios may lend their portfolio securities. None of the Funds/Portfolios will lend its portfolio securities if as a result the aggregate of such loans made by the Fund/Portfolio would exceed the limits established by the 1940 Act. Fund/Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund/Portfolio and is maintained each business day. While such securities are on loan, the borrower pays the Fund/Portfolio any income accruing thereon. The Fund/Portfolio may invest any cash collateral thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund/Portfolio and its shareholders. A Fund/Portfolio pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund/Portfolio does not normally retain voting rights attendant to securities it has lent, but may call a loan of securities in anticipation of an important vote.

Short Sales
Each Fund/Portfolio may engage in "short sales against the box." This technique involves selling either a security owned by the Fund/Portfolio, or a security equivalent in kind and amount to the security sold short that the Fund/Portfolio has the right to obtain, for delivery at a specified date in the future. A Fund/Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund/Portfolio loses the opportunity to participate in the gain.

Repurchase and Reverse Repurchase Agreements
The Funds/Portfolios may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, a Fund/Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund/Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund/Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the
Funds/Portfolios to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund/Portfolio may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund/Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund/Portfolio will maintain cash and appropriate liquid assets in a custodial account to cover its obligation under the agreement. The Funds/Portfolios will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund/Portfolio, although the Fund's/Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

When-Issued Securities and Forward Commitments
Each Fund/Portfolio may purchase when-issued securities and enter into forward commitments. These transactions involve a commitment by a Fund/Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund/Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund/Portfolio may dispose of or negotiate a commitment after entering into it. A Fund/Portfolio may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's/Portfolio's duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund/Portfolio is required to segregate, until three days prior to the settlement date, cash and liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund/Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

Temporary Defensive Position
The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, each Fund/Portfolio may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity or in adverse market conditions. For this purpose, money market instruments include:

(1) U.S. Government Securities - Securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

(2) U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.
     o U.S. agency obligations include, but are not limited to, the Bank for Co-operatives, Federal Home Loan Banks and Federal Intermediate Credit Banks.
     o U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Farmers Home Administration, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

     Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

(3) bank obligations - Certificates of deposit, bank notes, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the Sub-Advisor's opinion, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. A Fund/Portfolio may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

     Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund/Portfolio to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund/Portfolio only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund/Portfolio considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund/Portfolio. A Fund/Portfolio may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

     A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund/Portfolio occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

(4) commercial paper - Short-term promissory notes issued by U.S. or foreign corporations.

(5) short-term corporate debt - Corporate notes, bonds and debentures which at the time of purchase have 397 days or less remaining to maturity.

(6) repurchase agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.

(7) taxable municipal obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization (NRSRO), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.

Portfolio Turnover
Portfolio turnover normally differs for each Fund/Portfolio, varies from year to year (as well as within a year) and is affected by portfolio sales necessary to meet cash requirements for redemption of Fund/Portfolio shares. This requirement may in some cases limit the ability of a Fund/Portfolio to effect certain portfolio transactions. A portfolio turnover rate of 100% indicates that the equivalent of all of the Fund's/Portfolio's assets have been sold and reinvested in a year. High turnover may result in correspondingly greater brokerage commission expenses that are paid by the Fund/Portfolio.

A portfolio turnover rate can not be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.

Turnover rates are not calculated for the Funds that have been in existence for less than a complete fiscal year. Turnover rates for the Portfolios for the most recent and immediately preceding fiscal years, respectively, are as follows:
     International Emerging Markets Portfolio                   ____% and 107.5%
     International Securities Portfolio                         ____% and  71.4%
     International SmallCap Portfolio                           ____% and 236.3%
     Mortgage-Backed Securities Portfolio                        ____% and 17.0%

Industry Concentrations
Each of the LifeTime Funds concentrates its investments in the mutual fund industry.

Each of the other Funds/Portfolios, except Real Estate and Technology, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The European, International II and Pacific Basin Funds use the industry groups of Morgan Stanley Capital International - Global Industry Classification Standard. The other Funds and the Portfolios use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC")."

MANAGEMENT OF THE FUND

Board of Directors
The Board of Directors oversees the management of the Fund and meets at least quarterly to review reports about Fund operations. Other than serving as Directors, most of the Board members have no affiliation with the Fund or service providers. The Board elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations.

Management Information
The name, age and address of the officers and Board members are shown below. All Directors and Officers listed here also hold similar positions with each of the other mutual funds sponsored by Principal Life Insurance Company. Unless an address is shown, the individual's mailing address is the Principal Financial Group, Des Moines, Iowa 50392.

* John E. Aschenbrenner, 50, Director. Executive Vice President, Principal Life Insurance Company since 2000; Senior Vice President, 1996-2000; Vice President - Individual Markets 1990-1996. Director, Principal Management Corporation and Princor Financial Services Corporation.

     James D. Davis, 66, Director. 4940 Center Court, Bettendorf, Iowa. Attorney. Vice President, Deere and Company, Retired.

*& Ralph C. Eucher, 48, Director and President. Vice President, Principal Life Insurance Company since 1999. Director and President, Princor Financial Services Corporation and Principal Management Corporation since 1999. Prior thereto, Second Vice President, Principal Life Insurance Company.

@ Pamela A. Ferguson, 57, Director. 4112 River Oaks Drive, Des Moines, Iowa. Professor of Mathematics, Grinnell College since 1998. Prior thereto, President, Grinnell College.

     Richard W.  Gilbert,  59,  Director.  5040 Arbor  Lane,  #302,  Northfield,
     Illinois.  President,  Gilbert  Communications,   Inc.  since  1993.  Prior
     thereto, President and Publisher, Pioneer Press.

*& J. Barry Griswell, 51, Director and Chairman of the Board. President and CEO, Principal Life Insurance Company since 2000; President, 1998-2000; Executive Vice President, 1996-1998; prior thereto, Senior Vice President. Director and Chairman of the Board, Principal Management Corporation and Princor Financial Services Corporation.

@ William C. Kimball, 52, Director. 4700 Westown Parkway, Suite 300, West Des Moines, Iowa. Chairman and CEO, Medicap Pharmacies, Inc. since 1998. Prior thereto, President and CEO.

@& Barbara A. Lukavsky, 60, Director. 13731 Bay Hill Court, Clive, Iowa. President and CEO, Barbican Enterprises, Inc. since 1997. President and CEO, Lu San ELITE USA, L.C. 1985-1998.

* Craig L. Bassett, 48, Treasurer. Second Vice President and Treasurer, Principal Life Insurance Company since 1998. Director - Treasury 1996-1998. Prior thereto, Associate Treasurer.

* Ronald L. Danilson, 50, Executive Vice President. Executive Vice President and Chief Operating Officer, Princor Financial Services Corporation and Principal Management Corporation since 2000. Prior thereto, Chief Executive Officer and President, Delaware Charter Guarantee & Trust Company.

* Arthur S. Filean, 62, Senior Vice President and Secretary. Senior Vice President, Princor Financial Services Corporation and Principal Management Corporation, since 2000. Prior thereto, Vice President, Princor Financial Services Corporation. Vice President, Principal Management Corporation, 1996-2000.

* Ernest H. Gillum, 45, Vice President and Assistant Secretary. Vice President - Product Development, Princor Financial Services Corporation and Principal Management Corporation, since 2000. Vice President - Compliance and Product Development, Princor Financial Services Corporation and Principal Management Corporation, 1998-2000. Prior thereto, Assistant Vice President, Registered Products, 1995-1998.

* Jane E. Karli, 43, Assistant Treasurer. Assistant Treasurer, Principal Life Insurance Company since 1998; Senior Accounting and Custody Administrator 1994-1998; Prior thereto, Senior Investment Cost Accountant.

*    Sarah Pitts,

* Layne A. Rasmussen, 42, Controller. Controller - Mutual Funds, Principal Management Corporation since 1995.

* Michael D. Roughton, 49, Counsel. Vice President and Senior Securities Counsel, Principal Life Insurance Company, since 1999. Counsel 1994-1999. Counsel, Invista Capital Management, LLC, Princor Financial Services Corporation and Principal Management Corporation.

* Jean B. Schustek, 49, Assistant Vice President and Assistant Secretary. Assistant Vice President - Registered Products, Principal Management Corporation since 2000. Prior thereto, Compliance Officer - Registered Products.

* Kirk L. Tibbetts, 45, Senior Vice President and Chief Financial Officer. Senior Vice President and Chief Financial Officer, Princor Financial Services Corporation and Principal Management Corporation since 2000. Partner, KPMG LLP, Des Moines, Iowa 1989-1999.

* Considered to be "Interested Persons," as defined in the 1940 Act, because of current or former affiliation with the Manager or Principal Life.

@    Member of Audit and Nominating Committee

& Member of Executive Committee (which is selected by the Board and which may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.)

Compensation of Directors
The Directors also serve as Directors for all of the investment companies sponsored by Principal Life Insurance Company. Each director who is not an "interested person" as defined in the 1940 Act receives compensation for service as a member of the Board of all such companies based on a schedule that takes into account an annual retainer amount, the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the investment companies based upon their relative net assets.

                                        COMPENSATION TABLE*
                                fiscal year ended December 31, 2000

                                                             Compensation
       Director              Compensation from the Fund    from Fund Complex

  James D. Davis                       $_____                  $_____
  Pamela A. Ferguson                   $_____                  $_____
  Richard W. Gilbert                   $_____                  $_____
  William C. Kimball                   $_____                  $_____
  Barbara A. Lukavsky                  $_____                  $_____

*    The Fund does not provide retirement benefits for any of the directors.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons, Principal Holders and Management Ownership
As of ________________, Principal Life Insurance Company, a life insurance company organized in 1879 under the laws of Iowa, its subsidiaries and affiliates owned of record and beneficially the following percentage of the outstanding shares of each Portfolio:

                     Portfolio                  % of Outstanding Shares

     International Emerging Markets Portfolio            _____%
     International Securities Portfolio                  _____%
     International SmallCap Portfolio                    _____%
     Mortgage-Backed Securities Portfolio                _____%

As of _______________, the Officers and Directors as a group owned less than 1% of the outstanding shares of any Portfolio.

As of _______________, the following shareholders owned 5% or more of the outstanding shares of any Portfolio:


As of __________________, Principal Life Insurance Company, its subsidiaries and affiliates owned of record and beneficially the following percentage of the outstanding shares of each Class of each Fund:

                                                                         % of Outstanding Shares
                                               Advisors            Advisors                    Preferred     Select
                       Fund                 Preferred Class      Select Class      Class I       Class        Class         Class J
     Balanced                                     ___%                ___%           ___%          ___%         ___%         ___%
     Bond & Mortgage Securities                   ___%                ___%           ___%          ___%         ___%         ___%
     European                                     ___%                ___%           ___%          ___%         ___%         ___%
     Government Securities                        ___%                ___%           ___%          ___%         ___%         ___%
     High Quality Intermediate-Term Bond          ___%                ___%           ___%          ___%         ___%         ___%
     High Quality Long-Term Bond                  ___%                ___%           ___%          ___%         ___%         ___%
     High Quality Short-Term Bond                 ___%                ___%           ___%          ___%         ___%         ___%
     International Emerging Markets               ___%                ___%           ___%          ___%         ___%         ___%
     International I                              ___%                ___%           ___%          ___%         ___%         ___%
     International II                             ___%                ___%           ___%          ___%         ___%         ___%
     International SmallCap                       ___%                ___%           ___%          ___%         ___%         ___%
     LargeCap Blend                               ___%                ___%           ___%          ___%         ___%         ___%
     LargeCap Growth                              ___%                ___%           ___%          ___%         ___%         ___%
     LargeCap S&P 500 Index                       ___%                ___%           ___%          ___%         ___%         ___%
     LargeCap Value                               ___%                ___%           ___%          ___%         ___%         ___%
     LifeTime 2010                                ___%                ___%           ___%          ___%         ___%          N/A
     LifeTime 2020                                ___%                ___%           ___%          ___%         ___%          N/A
     LifeTime 2030                                ___%                ___%           ___%          ___%         ___%          N/A
     LifeTime 2040                                ___%                ___%           ___%          ___%         ___%          N/A
     LifeTime 2050                                ___%                ___%           ___%          ___%         ___%          N/A
     LifeTime Strategic Income                    ___%                ___%           ___%          ___%         ___%          N/A
     MidCap Blend                                 ___%                ___%           ___%          ___%         ___%         ___%
     MidCap Growth                                ___%                ___%           ___%          ___%         ___%         ___%
     MidCap S&P 400 Index                         ___%                ___%           ___%          ___%         ___%         ___%
     MidCap Value                                 ___%                ___%           ___%          ___%         ___%         ___%
     Money Market                                 ___%                ___%           ___%          ___%         ___%         ___%
     Pacific Basin                                ___%                ___%           ___%          ___%         ___%         ___%
     Partners LargeCap Blend                      ___%                ___%           ___%          ___%         ___%         ___%
     Partners LargeCap Growth I                   ___%                ___%           ___%          ___%         ___%         ___%
     Partners LargeCap Growth II                  ___%                ___%           ___%          ___%         ___%         ___%
     Partners LargeCap Value                      ___%                ___%           ___%          ___%         ___%         ___%
     Partners MidCap Blend                        ___%                ___%           ___%          ___%         ___%         ___%
     Partners MidCap Growth                       ___%                ___%           ___%          ___%         ___%         ___%
     Partners MidCap Value                        ___%                ___%           ___%          ___%         ___%         ___%
     Partners SmallCap Growth I                   ___%                ___%           ___%          ___%         ___%         ___%
     Partners SmallCap Growth II                  ___%                ___%           ___%          ___%         ___%         ___%
     Partners SmallCap Value                      ___%                ___%           ___%          ___%         ___%         ___%
     Real Estate                                  ___%                ___%           ___%          ___%         ___%         ___%
     SmallCap Blend                               ___%                ___%           ___%          ___%         ___%         ___%
     SmallCap Growth                              ___%                ___%           ___%          ___%         ___%         ___%
     SmallCap S&P 600 Index                       ___%                ___%           ___%          ___%         ___%         ___%
     SmallCap Value                               ___%                ___%           ___%          ___%         ___%         ___%
     Technology                                   ___%                ___%           ___%          ___%         ___%         ___%

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors
The Manager of each Fund/Portfolio is Principal Management Corporation (the "Manager"), a wholly-owned subsidiary of Princor Financial Services Corporation ("Princor") which is a wholly-owned subsidiary of Principal Financial Services, Inc. The Manager is an affiliate of Principal Life Insurance Company. The address of both the Manager and Princor is the Principal Financial Group, Des Moines, Iowa 50392-0200. The Manager was organized on January 10, 1969 and since that time has managed various mutual funds sponsored by Principal Life Insurance Company.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund/Portfolio. For these services, each Sub-Advisor is paid a fee by the Manager.

Portfolios:       International, International Emerging Markets and
                  International SmallCap

Funds: Balanced (equity securities portion), International I, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, LifeTime 2010, LifeTime 2020, LifeTime 2030, LifeTime 2040, LifeTime 2050, LifeTime Strategic Income, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, SmallCap Blend, SmallCap Growth and SmallCap S&P 600

Sub-Advisor:      Invista  Capital  Management  LLC  ("Invista"),   an  indirect
                  wholly-owned  subsidiary of Principal Life  Insurance  Company and an  affiliate  of the  Manager,  was  founded  in 1985 and manages  investments for  institutional  investors,  including
                  Principal Life Insurance  Company.  Assets under management at
                  December  31,  2000,   were   approximately   $_____  billion.
                  Invista's  address is 1800 Hub Tower, 699 Walnut,  Des Moines,
                  Iowa 50309.

Portfolio:        Mortgage-Backed Securities

Funds: Balanced (fixed-income securities portion), Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond and Money Market

Sub-Advisor:      Principal Capital Income Investors,  LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $_____billion. PCII's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Fund:             Real Estate

Sub-Advisor:      Principal Capital Real Estate Investors ("PCREI"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including
                  Principal Life Insurance Company. Assets under management as of December 31, 2000, were approximately $_____ billion.
                  PCREI's  address is 1800 Hub Tower,  699  Walnut,  Des Moines,
                  Iowa 50309.

Funds:            European, International II, Pacific Basin, and Technology

Sub-Advisor:      BT Fund Management (International) Limited ("BT") is a related company of BT Funds Management Limited ("BTFM") and a member of the Principal Financial Group. Its address is The Chifley
                  Tower,  2 Chifley  Square,  Sydney NSW 2000  Australia.  As of
                  December 31, 2000, BT,  together with BTFM, had  approximately
                  $_____ billion under management.

Fund:             Partners MidCap Growth

Sub-Advisor:      Turner Investment Partners, Inc. ("Turner") was founded in
                  1990. Its address is 1235 Westlake Drive, Suite 350,
                  Berwyn PA 19312. As of December 31, 2000, Turner had discretionary management authority with respect to approximately $____ billion in assets.

Funds:            Partners LargeCap Growth I and Partners MidCap Blend

Sub-Advisor:      Morgan  Stanley  Asset  Management  ("Morgan  Stanley"),  with principal offices at 1221 Avenue of the Americas, New York, NY
                  10020,  conducts a wordwide portfolio  management business and provides a broad  range of  portfolio  management  services to customers  in the U.S.  and abroad.  As of December  31, 2000,
                  Morgan  Stanley,  together with its  affiliated  institutional
                  asset   management   companies,    managed   assets   totaling
                  approximately $____ billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management
                  Inc. changed its name to Morgan Stanley Dean Witter Investment
                  Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

Funds:            Partners MidCap Value and Partners SmallCap Growth I

Sub-Advisor:      Neuberger Berman  Management Inc.  ("Neuberger  Berman") is an
                  affiliate of Neuberger  Berman,  LLC.  Neuberger Berman LLC is
                  located  at  605  Third  Avenue,   2nd  Floor,  New  York,  NY
                  10158-0180. Together with Neuberger Berman, the firms manage more than $____ billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Funds:            Partners LargeCap Blend and Partners SmallCap Growth II

Sub-Advisor:      Federated  Investment  Management  Company  ("Federated") is a
                  registered investment advisor and a wholly-owned subsidiary of
                  Federated   Investors,   Inc.,  which  was  founded  in  1955.
                  Federated is located in the Federated  Investors Tower at 1001
                  Liberty Avenue,  Pittsburgh, PA 15222-3779. As of December 31,
                  2000, Federated managed $_____ billion in assets.

Fund:             Partners LargeCap Growth II

Sub-Advisor       American  Century   Investment   Management  Inc.   ("American
                  Century"), was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS
                  64111. As of December 31, 2000,  American Century managed over
                  $_____billion in assets.

Fund:             Partners LargeCap Value

Sub-Advisor:      Alliance  Capital  Management  L.P.  ("Alliance")  through its
                  Bernstein    Investment    Research   and   Management    unit
                  ("Bernstein"). As of December 31, 2000, Alliance managed $____ billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Fund:             Partners SmallCap Value

Sub-Advisor:      Ark Asset Management Co., Inc.("Ark Asset") is an independent,
                  100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, New York
                  10004. As of December 31, 2000, Ark Asset managed $_______ billion in assets.

The Manager has executed a Cash Management Sub-Advisory Agreement with PCII. Under the Agreement, PCII agrees to assume the obligations of the Manager to provide cash management investment advisory services for all Funds for which Invista or PCREI serves as Sub-Advisor.

Each of the persons affiliated with the Fund who is also an affiliated person of the Manager or a Sub-Advisor is named below, together with the capacities in which such person is affiliated with the Fund, the Manager and the Sub-Advisor.

                                  Office Held                    Office Held With
       Name                      With the Fund                  The Manager/Invista

Craig L. Bassett          Treasurer                       Treasurer (Manager)
Ralph C. Eucher           Director and                    Director and President
                            President                       (Manager)
Arthur S. Filean          Senior Vice President and       Senior Vice President (Manager)
                            Secretary
Ernest H. Gillum          Vice President and              Vice President - Product
                            Assistant Secretary             Development (Manager)
J. Barry Griswell         Director and Chairman           Director and Chairman of
                            of the Board                    the Board (Manager)
Layne Rasmussen           Controller                      Controller - Mutual Funds (Manager)
Michael D. Roughton       Counsel                         Counsel (Manager; Invista)
Jean B. Schustek          Assistant Vice President and    Assistant Vice President -
                            Assistant Secretary             Registered Products (Manager)

Codes of Ethics
The Fund, the Manager, each of the Sub-Advisors and Princor (as principal underwriter of the Fund) have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of the Funds/Portfolios from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of the Manager, the Fund, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the SEC.

Management Services for the Portfolios
Management Agreement for the Portfolios
Under the terms of the Management Agreement, for providing investment advisory services and specified other services for each Portfolio, the Manager is entitled to receive a fee which is computed and accrued daily and payable monthly. The annual rate of the fee is based on the net asset value of each Portfolio as follows:

                                           Net Asset Value of Portfolio

                                     First             Next            Over
           Portfolio             $250,000,000      $250,000,000    $500,000,000

International Emerging Markets       1.15%             1.05%          0.95%
International SmallCap               1.00              0.90           0.80

                                  Overall Fee

International Securities             0.90%
Mortgage-Backed Securities           0.45%

As of December 31, 2000, the net assets of the Portfolios and the rate of the fee for those Portfolios for investment management services for the fiscal year then ended were as follows:

                                                            Management Fee for
                                       Net Assets as of      Fiscal Year Ended
            Portfolio                  December 31, 2000     December 31, 2000
International Emerging Markets                $_______            1.15%
International Securities                       _______             .90%
International SmallCap                         _______            1.00%
Mortgage-Backed Securities                     _______             .45%

Except for certain Portfolio expenses set out below, the Manager is responsible for Portfolio expenses, administrative duties and services including the following: expenses incurred in connection with the registration of the Portfolio shares with the SEC and state securities commissions; office space, facilities and costs of keeping the books of the Fund; compensation of personnel and officers and any directors who are also affiliated with the Manager; fees for auditors and legal counsel; preparing and printing prospectuses; administration of shareholder accounts, including issuance, maintenance of open account system, dividend disbursement, reports to shareholders, and redemption. However, some or all of these expenses may be assumed by Principal Life Insurance Company and some or all of the administrative duties and services may be delegated by the Manager.

Each Portfolio pays for certain corporate expenses incurred in its operation. Among such expenses, the Portfolio pays portfolio brokerage fees and incidental brokerage expenses, taxes, interest and extraordinary expenses including shareholder meeting expenses.

Sub-Advisory Agreements for the Portfolios
Under a Sub-Advisory Agreement between the Manager and Invista, Invista performs all the investment advisory responsibilities of the Manager under the Management Agreement for the International, International Emerging Markets and International SmallCap Portfolios. The Manager pays Invista a fee based on the net asset value of the each Portfolio at an annual rate that is accrued daily and payable monthly.

                                      First           Next             Over
            Portfolio             $250,000,000    $250,000,000     $500,000,000
 International Emerging Markets      1.15%            1.05%            0.95%
 International SmallCap              1.00             0.90             0.80

                                                   Overall Fee
 International Securities                            0.90%

Under a Sub-Advisory Agreement between the Manager and PCII, PCII performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Mortgage-Backed Securities Portfolio. The Manager pays PCII a fee at an annual rate of 0.45% of the net asset value of the Portfolio, accrued daily and payable monthly.

Fees paid for investment management services during the periods indicated were as follows:

                                              Management Fees for Fiscal
                                        Year Ended December 31, except as noted
                 Portfolio                2000           1999           1998
     International Emerging Markets      $_______     $1,092,430     $  856,612
     International Securities             _______        463,180        413,285
     International SmallCap               _______      1,045,204        731,367
     Mortgage-Backed Securities           _______         43,225         64,195

Management Services for the Funds
Management Agreement for the Funds
Under the terms of the Management Agreement, for providing investment advisory services and specified other services, the Manager is entitled to receive a fee which is computed and accrued daily and payable monthly. The annual rate of the fee is based on the net asset value of each Fund as follows:

                                                 Management Fee
                                               as a Percentage of
                      Fund                  Daily Average Net Assets
     Balanced                                         0.50%
     Bond & Mortgage Securities                       0.55%
     European                                         1.00%
     Government Securities                            0.40%
     High Quality Intermediate-Term Bond              0.40%
     High Quality Long-Term Bond                      0.40%
     High Quality Short-Term Bond                     0.40%
     International I                                  0.90%
     International II                                 1.00%
     International Emerging Markets                   1.35%
     International SmallCap                           1.20%
     LifeTime 2010                                    0.1225%
     LifeTime 2020                                    0.1225%
     LifeTime 2030                                    0.1225%
     LifeTime 2040                                    0.1225%
     LifeTime 2050                                    0.1225%
     LifeTime Strategic Income                        0.1225%
     LargeCap Blend                                   0.45%
     LargeCap Growth                                  0.55%
     LargeCap S&P 500 Index                           0.15%
     LargeCap Value                                   0.45%
     MidCap Blend                                     0.65%
     MidCap Growth                                    0.65%
     MidCap S&P 400 Index                             0.15%
     MidCap Value                                     0.65%
     Money Market                                     0.40%
     Pacific Basin                                    1.00%
     Partners LargeCap Blend                          0.75%
     Partners LargeCap Growth I                       0.75%
     Partners LargeCap Growth II                      1.00%
     Partners LargeCap Value                          0.80%
     Partners MidCap Blend                            1.00%
     Partners MidCap Growth                           1.00%
     Partners MidCap Value                            1.00%
     Partners SmallCap Growth I                       1.10%
     Partners SmallCap Growth II                      1.00%
     Partners SmallCap Value                          1.00%
     Real Estate                                      0.85%
     SmallCap Blend                                   0.75%
     SmallCap Growth                                  0.75%
     SmallCap S&P 600 Index                           0.15%
     SmallCap Value                                   0.75%
     Technology                                       1.00%


Under the terms of the Management Agreement, the Manager is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the SEC; compensation of personnel, officers and directors who are also affiliated with the Manager; and expenses and compensation associated with furnishing office space, and all necessary office facilities and equipment, and personnel necessary to perform the general corporate functions of the Fund. The Manager is also responsible for providing portfolio accounting services and transfer agent services, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to additional agreements with the Fund and currently provides these services at no charge.

Sub-Advisory Agreements for the Funds
Under a Sub-Advisory Agreement between the Manager and Invista, Invista performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Balanced (equity securities portion), International I, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, SmallCap Blend, SmallCap Growth and SmallCap S&P 600 Index Funds. The Manager pays Invista a fee at an annual rate that is accrued daily and payable monthly based on the net asset values of each Fund as follows:

                                               Sub-Advisor Fee
                                             as a  Percentage of
                    Fund                      Daily Net Assets
      Balanced                                     0.0700%
      International I                              0.1100%
      International Emerging Markets               0.6300%
      International SmallCap                       0.6100%
      LargeCap Blend                               0.0700%
      LargeCap Growth                              0.0700%
      LargeCap S&P 500 Index                       0.0275%
      LargeCap Value                               0.0700%
      MidCap Blend                                 0.0950%
      MidCap Growth                                0.0950%
      MidCap S&P 400 Index                         0.0275%
      MidCap Value                                 0.0950%
      SmallCap Blend                               0.2370%
      SmallCap Growth                              0.2370%
      SmallCap S&P 600 Index                       0.0275%
      SmallCap Value                               0.2370%

Under a Sub-Advisory Agreement between the Manager and Invista, Invista performs all the investment advisory responsibilities of the Manager under the Management Agreement for each of the LifeTime Funds. The Manager pays Invista a fee that is accrued daily and payable monthly at an annual rate of 0.0425% of the net asset value of each LifeTime Fund.

Under a Sub-Advisory Agreement between the Manager and PCII, PCII performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Balanced (fixed-income securities portion), Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond and Money Market Funds. The Manager pays PCII a fee at an annual rate that is accrued daily and payable monthly based on the net asset values of each Fund as follows:

                                                  Sub-Advisor Fee
                                                as a  Percentage of
                  Fund                           Daily Net Assets
    Balanced                                          0.0860%
    Bond & Mortgage Securities                        0.1060%
    Government Securities                             0.0600%
    High Quality Intermediate-Term Bond               0.0600%
    High Quality Long-Term Bond                       0.0600%
    High Quality Short-Term Bond                      0.0550%
    Money Market                                      0.0550%

Under a Sub-Advisory Agreement between the Manager and PCREI, PCREI performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Real Estate Fund. The Manager pays PCREI a fee, accrued daily and payable monthly, based on the net asset value of the Fund at an annual rate of 0.52%.

Under a Sub-Advisory Agreement between the Manager and BT, BT performs all the investment advisory responsibilities of the Manager under the Management Agreement for the European, International II, Pacific Basin and Technology Funds. The Manager pays BT a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of each Fund as follows:

                                                 Sub-Advisor Fee
                Fund                  as a  Percentage of Daily Net Assets
  European, International II and         First $250,000,000        0.500%
  Technology                               Next 250,000,000        0.475
                                           Next 250,000,000        0.450
                                           Next 250,000,000        0.425
                                        Above $1,000,000,000       0.400

                                                 Sub-Advisor Fee
                Fund                  as a  Percentage of Daily Net Assets
  Pacific Basin                          First $250,000,000        0.600%
                                           Next 250,000,000        0.575
                                           Next 250,000,000        0.550
                                           Next 250,000,000        0.525
                                        Above $1,000,000,000       0.500

Under a Sub-Advisory Agreement between the Manager and American Century, American Century performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners LargeCap Growth Fund II. The Manager pays American Century a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of the Fund.

                                               Sub-Advisor Fee
                Fund                as a  Percentage of Daily Net Assets
  Partners LargeCap Growth II           First $50,000,000        0.550%
                                          Next 50,000,000        0.450
                                         Next 150,000,000        0.400
                                          Next 250,000,000       0.375
                                        Above $500,000,000       0.320

Under a Sub-Advisory Agreement between the Manager and Federated, Federated performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners LargeCap Blend Fund and the Partners SmallCap Growth Fund II. The Manager pays Federated a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of each Fund as follows:

                                                  Sub-Advisor Fee
                  Fund                 as a  Percentage of Daily Net Assets
    Partners LargeCap Blend                First $75,000,000        0.350%
                                            Next 200,000,000        0.250
                                            Next 250,000,000        0.200
                                           Above $525,000,000       0.150

    Partners SmallCap Growth II           First $100,000,000        0.500%
                                            Next 300,000,000        0.450
                                           Above $400,000,000       0.400

Under a Sub-Advisory Agreement between the Manager and Morgan Stanley, Morgan Stanley performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners LargeCap Growth Fund I. The Manager pays Morgan Stanley a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of the Fund.

                                                 Sub-Advisor Fee
                  Fund                as a  Percentage of Daily Net Assets
    Partners LargeCap Growth I           First $200,000,000        0.300%
                                           Next 100,000,000        0.250
                                          Above $300,000,000       0.200

Under a Sub-Advisory Agreement between the Manager and Morgan Stanley, Morgan Stanley performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners MidCap Blend Fund. The Manager pays Morgan Stanley a fee accrued daily and payable monthly at an annual rate of 0.50% of the Fund's net asset value.

Under a Sub-Advisory Agreement between the Manager and Neuberger Berman, Neuberger Berman performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners MidCap Value Fund and the Partners SmallCap Growth Fund I. The Manager pays Neuberger Berman a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of each Fund.

                                              Sub-Advisor Fee
                Fund               as a  Percentage of Daily Net Assets
  Partners MidCap Value               First $100,000,000        0.500%
                                        Next 150,000,000        0.475
                                        Next 250,000,000        0.450
                                         Next 250,000,000       0.425
                                       Above $750,000,000       0.400

  Partners SmallCap Growth I          First $100,000,000        0.600%
                                        Next 200,000,000        0.550
                                       Above $300,000,000       0.450

Under a Sub-Advisory Agreement between the Manager and Bernstein, Bernstein performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners LargeCap Value Fund. During the period from December 6, 2000 (effective date of the Fund) through June 6, 2001, Bernstein will be paid a fee accrued daily and payable monthly at an annual rate of 0.47% of the Fund's net asset value. After that the Manager will pay Bernstein a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of the Fund as follows:

                                              Sub-Advisor Fee
               Fund                as a  Percentage of Daily Net Assets
 Partners LargeCap Value               First $10,000,000        0.600%
                                         Next 15,000,000        0.500
                                         Next 25,000,000        0.400
                                         Next 50,000,000        0.300
                                          Next 50,000,000       0.250
                                          Next 50,000,000       0.225
                                       Above $200,000,000       0.200

Under a Sub-Advisory Agreement between the Manager and Turner, Turner performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners MidCap Growth Fund. The Manager pays Turner a fee accrued daily and payable monthly at an annual rate of 0.50% of the Fund's net asset value.

Under a Sub-Advisory Agreement between the Manager and Ark Asset, Ark Asset performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners SmallCap Value. The Manager pays Ark Asset a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of the Fund.

                                                  Sub-Advisor Fee
                    Fund               as a  Percentage of Daily Net Assets
       Partners SmallCap Value             First $100,000,000        0.500%
                                            Next 200,000,000        0.450
                                           Above $300,000,000       0.350

Cash Management Sub-Advisory Agreement for the Funds
The Manager has entered into a Cash Management Sub-Advisory Agreement with PCII pursuant to which PCII agrees to perform all of the Cash Management investment advisory responsibilities of the Manager for each Fund that is sub-advised by either Invista or PCREI. The Manager pays PCII an amount representing PCII's actual cost providing such services and assuming such operations.

MULTIPLE CLASS STRUCTURE

The Board of Directors  has adopted a multiple  class plan (the  Multiple  Class
Plan) pursuant to SEC Rule 18f-3. Under this plan, each Fund offers up to six classes of shares: Class I, Class J, Select Class, Preferred Class, Advisors Select Class and Advisors Preferred Class. Not all Funds offer all six classes. The Portfolios offer only Class D shares which are not available to new investors.

The Advisors Select, Advisors Preferred, I, Select and Preferred Classes are available without any front-end sales charge or contingent deferred sales charge. The Advisors Select and Advisors Preferred are subject to an asset based sales charge (described below).

The Class J shares are sold without any front-end sales charge. A contingent deferred sales charge (CDSC) of 1% is imposed if Class J shares are redeemed within 18 months of purchase. The CDSC is not imposed on shares
o    that were purchased pursuant to the Small Amount Force Out (SAFO) program;
o redeemed due to a shareholder's death or disability (as defined in the Internal Revenue Code); or
o redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code; and
o sold using a periodic withdrawal plan (up to 10% of the value of the shares (as of December 31 of the prior year)).

Currently, all of the operating expenses for each Fund's Advisors Select, Advisors Preferred, Select and Preferred Class shares are absorbed by the Manager. The Manager receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's Advisors Select, Advisors Preferred, Select and Preferred Class shares pay the Manager a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.

Service Agreement (Advisors Preferred, Advisors Select, Preferred and Select Classes only)
------------------
The Service Agreement provides for the Manager to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:
o    responding to plan sponsor and plan member inquiries;
o    providing  information  regarding plan sponsor and plan member investments;
     and
o providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay the Manager service fees equal to 0.17% of the average daily net assets attributable to each of the Advisors Preferred Class and Preferred Class shares and 0.25% of the average daily net assets attributable to each of the Advisors Select Class and Select Class shares. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).

Administrative Service Agreement (Advisors Preferred, Advisors Select, Preferred and Select Classes only)
--------------------------------
The Administrative Service Agreement provides for the Manager to provide services to beneficial owners of fund shares. Such services include:

o receiving, aggregating and processing purchase, exchange and redemption requests from plan shareholders;
o providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
o processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
o    acting as shareholder of record and nominee for plans;
o    maintaining  account  records  for  shareholders  and/or  other  beneficial owners;
o providing notification to plan shareholders of transactions affecting their accounts;
o    forwarding  prospectuses,  financial  reports,  tax  information  and other
     communications   from  the  Fund  to  beneficial  owners;
o distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
o    other similar administrative services.

As compensation for these services, the Fund will pay the Manager service fees equal to 0.09% of the average daily net assets attributable to each of the Advisors Preferred Class and Preferred Class shares and 0.13% of the average daily net assets attributable to each of the Advisors Select Class and Select Class shares. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).

The Manager may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with the Manager, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve the Manager of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of the Manager.

In addition to the management and service fees, the Advisors Classes of shares are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the Funds' Advisors Classes have approved and entered into a Distribution Plan and Agreement for each Advisors share class.

In adopting the Plans, the Board of Directors [including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors] determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

Distribution Plans and Agreements
As described in the Prospectuses, the Funds' Advisors Classes of shares are made available to employer-sponsored retirement or savings plans purchasing through financial intermediaries such as banks and broker-dealers. The Funds' Distributor enters into selling agreements with various banks, broker-dealers and other financial intermediaries, with respect to the sale of Class J shares and the Advisors Classes of shares.

To make the shares available through such banks, broker-dealers and financial intermediaries, and to compensate them for these services, the Board of Directors has adopted a Distribution Plan and Agreement for each of the Advisors share classes for each Fund and Class J for each Fund except the LifeTime Funds. The Plans provide that each Fund makes payments from assets of each Advisors Class and Class J to Princor pursuant to the Plan to compensate Princor and other selling dealers for providing certain services to the Fund. Such services may include:
o    formulation and implementation of marketing and promotional activities;
o    preparation, printing and distribution of sales literature;
o preparation, printing and distribution of prospectuses and the Fund reports to other than existing shareholders;
o obtaining such information with respect to marketing and promotional activities as the Princor deems advisable;
o making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
o providing training, marketing and support with respect to the sale of Shares.

The Fund pays Princor a fee after the end of each month at an annual rate of 0.31% of the daily net asset value of the Advisors Preferred shares and 0.37% of the daily net asset value of the Advisors Select shares of each Fund. The Fund pays Princor a fee after the end of each month at an annual rate of 0.50% of the daily net asset value of Class J shares. Princor may remit on a continuous basis all of these sums to its registered representatives and other selected dealers as a trail fee in recognition of their services and assistance.

Currently, Princor makes quarterly payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the employer sponsored plans invested in either the J, Advisors Preferred or Advisors Select Class of shares. No dealer reallowance is paid on the Select, Preferred or Institutional classes.

Transfer Agency Agreement (Class J shares only)
-------------------------
The Transfer Agency Agreement provides for the Manager to act as transfer and shareholder servicing agent for Class J shares. The Fund will pay the Manager a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by the Manager for providing such services. The services include:
o issuance, transfer, conversion, cancellation and registry of ownership of Fund shares, and maintenance of open account system;
o preparation and distribution of dividend and capital gain payments to shareholders;
o delivery, redemption and repurchase of shares, and remittances to shareholders; and
o the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses, tax information;
o    communication with shareholders concerning the above items; and
o use its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

Adoption of Agreements
The Agreements provide for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors or by vote of a majority of the outstanding voting securities of the applicable Fund/Portfolio. In either event, continuation shall be approved by a vote of the majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Manager, Principal Life Insurance Company or its subsidiaries or affiliates, or the Fund, and in the case of the Sub-Advisory Agreement for the:
o International, International Emerging Markets and International SmallCap Portfolios and Balanced, International I, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, SmallCap Blend, SmallCap Growth, SmallCap Value and SmallCap S&P 600 Index Funds -- Invista;
o Mortgage-Backed Securities Portfolio and Balanced, Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond and Money Market Funds -- PCII;
o    Real Estate Fund-- PCREI;
o    European, International II, Pacific Basin and Technology Funds-- BT;
o    Partners  LargeCap  Blend  Fund and  Partners  SmallCap  Growth  Fund  II--
     Federated;
o    Partners MidCap Growth Fund-- Turner;
o    Partners LargeCap Growth Fund II-- American Century;
o    Partners LargeCap Value Fund-- Bernstein;
o    Partners  LargeCap  Growth Fund I and Partners  MidCap Blend Fund--  Morgan
     Stanley;
o Partners MidCap Value Fund and Partners SmallCap Growth Fund I-- Neuberger Berman;
o    Partners SmallCap Value Fund-- Ark Asset.

The Agreements may be terminated at any time on 60 days written notice to the applicable Sub-Advisor either by vote of the Board of Directors or by a vote of the majority of the outstanding securities of the applicable Fund/Portfolio. The Sub-Advisory Agreement may also be terminated by the Manager, the respective Sub-Advisor, or Principal Life Insurance Company, as the case may be, on 60 days written notice to the Fund/Portfolio and/or applicable Sub-Advisor. The Agreements will terminate automatically in the event of their assignment.

The agreements for each Portfolio were last approved as follows:

                                                 Approved by the Board of Directors                    Approved by Shareholders

                                        Investment Service      Management       Sub-Advisory        Management      Sub-Advisory
      Portfolios                             Agreement           Agreement         Agreement          Agreement        Agreement
International Emerging Markets                9/11/00             9/11/00           9/11/00            11/24/97        11/24/97
International Securities                      9/11/00             9/11/00           9/11/00             5/18/93         5/18/93
International SmallCap                        9/11/00             9/11/00           9/11/00            11/24/97        11/24/97
Mortgage Based Securities                     9/11/00             9/11/00           9/11/00             5/18/93         5/18/93

The Agreements for the LifeTime 2010, LifeTime 2020, LifeTime 2030, LifeTime 2040, LifeTime 2050, LifeTime Strategic Income, Partners MidCap Blend and Partners SmallCap Value Funds were approved by the Board of Directors on December 11, 2000 and by its shareholders on _____________________________.

The Agreements for the other Funds were approved by the Board of Directors on September 11, 2000 and by its shareholders on December 5, 2000.

Custodian
The Bank of New York, 100 Church Street, 10th Floor, New York, NY 10286 is custodian of the portfolio securities and cash assets of the Mortgage-Backed Securities Portfolio, Balanced, Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond, International I, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, LifeTime 2010, LifeTime 2020, LifeTime 2030, LifeTime 2040, LifeTime 2050, LifeTime Strategic Income, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Blend, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Value, Real Estate, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value Funds. The custodian for the International Emerging Markets, International SmallCap and International Securities Portfolios and the European, International II, Pacific Basin and Technology Funds is Chase Manhattan Bank, N.A., 4 Chase Metro Tech Center, 18th Floor, Brooklyn, New York 11245. The custodians perform no managerial or policymaking functions for the fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage on Purchases and Sales of Securities
In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund/Portfolio, the objective of the Fund's/Portfolio's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, the Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of (a) the size and difficulty of the transaction (b) the quality of the execution provided and (c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. The Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the New York Stock Exchange ("NYSE") from non-Exchange members in transactions off the Exchange.)

The Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and the Sub-Advisor may use it in servicing some or all of the accounts it manages. Some statistical data and research information obtained may not be useful to the Sub-Advisor in managing the client account, brokerage for which resulted in the Sub-Advisor's receipt of the statistical data and research information. However, in the Sub-Advisor's opinion, the value thereof is not determinable and it is not expected that the Sub-Advisor's expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the Sub-Advisor's own research efforts.

The Sub-Advisors allocated portfolio transactions to certain brokers due to research services provided by such brokers for certain Funds/Portfolios. These portfolio transactions resulted in commissions paid as indicated in the following table:
                                        Commissions paid for the fiscal year
                                                  ended December 31

           Portfolios                 2000                 1999            1998
International Emerging Markets         $____              $4,210             N/A
International Securities                ____               9,381          $3,362
International SmallCap                  ____               2,690             N/A

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, a Sub-Advisor may also allocate orders on behalf of a Fund/Portfolio to broker-dealers affiliated with the Sub-Advisor. The Sub-Advisor shall determine the amounts and proportions of orders allocated to its affiliated broker-dealers. The Boards of Directors will receive quarterly reports on these transactions.

Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmaker for the securities. Such transactions are usually conducted on a net basis with the Fund/Portfolio paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

For the Funds/Portfolios for which Invista, PCREI or PCII serves as Sub-Advisor, the following describes the allocation process used. If, in carrying out the investment objectives of the Funds/Portfolios, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the Funds/Portfolios at the same time (or, for two or more Funds/Portfolios and any other accounts managed by the Sub-Advisor), the Sub-Advisor may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis (including orders for accounts in which the Registrant, its affiliates and/or its personnel have beneficial interests). The Sub-Advisor may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Sub-Advisor shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the various Funds/Portfolios and other client accounts whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling each Fund's or other client account's order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro rata based on the Allocation Statement. Securities purchased for Funds/Portfolios and other client accounts participating in an aggregate or "bunched" order will be placed into those Funds/Portfolios and, where applicable, other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.

If purchases or sales of the same debt securities are to be made for two or more of the Funds/Portfolios at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Fund/Portfolio.

The Sub-Advisor expects aggregation or "bunching" of orders, on average, to slightly reduce the cost of execution. The Sub-Advisor will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.

The Sub-Advisor may enter aggregated orders for shares issued in an initial public offering (IPO). In determining whether to enter an order for an IPO for any client account, the Sub-Advisor considers the account's investment restrictions, risk profile, asset composition and cash level. Accordingly, it is unlikely that every client account will participate in every available IPO. Partially filled orders for IPOs will be allocated to participating accounts in accordance with the procedures set out above. Often, however, the amount of shares designated by an underwriter for the Sub-Advisor's clients are insufficient to provide a meaningful allocation to each participating account. In such cases, the Sub-Advisor will employ an allocation system it feels treats all participating accounts fairly and equitably over time.

The following describes the allocation process utilized by the Sub-Advisor for the European, International II, Pacific Basin and Technology Funds:

     Client monies are assigned to BT portfolio managers and are generally grouped into product types. All portfolios within each product type will have similar investment objectives, although individual portfolios may have investment objectives and restrictions that differ to some extent from the overall objectives for that product type.

     The portfolio manager will decide, prior to trading, which products and therefore, which portfolios will take part in the subsequent allocation. All portfolios within a product managed by a particular portfolio manager will participate in the allocation except in the following circumstances:
     o where client cash flow means that a client's portfolio has to be traded separately; o where there are specific client restrictions which preclude an allocation; o where a nonstandard benchmark or target results in a security being deemed unsuitable for that portfolio; o where, in the case of sales, a particular portfolio does not hold the security; and o where the trade is partially filled, either for normal trading or for an IPO.
     In these cases, if there is no indication on the order form as to priority of allocation then BT will allocate on a pro-rata basis. Priority of allocation on the order forms may be set due to sensitivity to transaction costs, tax status, tolerance for small holding, tolerance for large holdings or specific exposures (proximity to limits) and turnover considerations.

The following describes the allocation process utilized by the Sub-Advisor for the Partners MidCap Growth Fund:

     Turner has developed an allocation system for limited opportunities: block orders that cannot be filled in one day and IPOs. Allocation of all partially filled trades will be done pro-rata, unless the small size would cause excessive ticket charges. In that case, allocation will begin with the next account on the rotational account listing. Any directed brokerage arrangement will result in the inability of Turner to, in all cases, include trades for that particular client in block orders if the block transaction is executed through a broker other than the one that has been directed. The benefits of that kind of transaction, a sharing of reduced cost and possibly more attractive prices, will not extend to the directed client. Allocation exceptions may be made if documented and approved timely by the firm's compliance officer. Turner's proprietary accounts may trade in the same block with client accounts, if it is determined to be advantageous to the client to do so.

The following describes the allocation process utilized by the Sub-Advisor for the Partners LargeCap Blend and Partners SmallCap Growth II Funds. Federated has developed allocation procedures for IPOs, secondary market transactions and transactions for Funds with a common portfolio management.

     With respect to IPOs, Federated combines all purchase orders made for each Fund for which it serves as advisor and places a single purchase order on such terms and at such time as Federated reasonably expects to maximize the Funds' participation in the IPOs. Prior to entering the order, Federated will prepare a record of which Funds will participate in the IPO and the amount of securities they have been authorized to purchase. Upon confirmation of the amount of securities received in the IPO, Federated allocates such securities among the participating Funds in proportion to their participation in the order and notifies the portfolio manager of each participating Fund of that preliminary allocation. The portfolio manager may request the purchase of additional securities up to a specified price, or sell some or all the securities allocated to the Fund for which the portfolio manager serves at or above a specified price. The portfolio manager may also withdraw from the IPO if the size of the Fund's participation in the order does not justify the administrative and transactional expense of accepting and selling the securities, but withdrawal will be permitted only to the extent that orders from Fund's wishing to purchase the IPO securities exceed request to sell such securities.

     With respect to transactions among multiple Funds authorized to purchase or sell the same equity securities on a securities exchange or in the "over-the-counter" market, Federated will combine all purchase orders and all sell orders and will attempt to sell or purchase sufficient equity securities to fill all outstanding orders. The allocation of equity securities purchased or sold is in proportion to each Fund's order. Federated will not change the allocation unless all participating portfolio managers or Federated's Chief Investment Officer authorizes another allocation before the trade tickets are transmitted to the Fund's custodian, and any such reallocation is reviewed by Federated's Director of Compliance. If Federated is attempting to fill an order for an equity security and a portfolio manager delivers a new order for the same security during the trading day, the new order will be added to the combined order if there has been no material change in the price of equity security from any trade previously executed that day. If there has been a material change (a change of 2 percent or more) the new order will be added to the unexecuted balance of original orders.

     With respect to transactions for Fund's with a common portfolio manager, the portfolio manager must balance the competing interests of the Funds when allocating securities. Typically, a portfolio manager will place orders for equity securities on behalf of Funds with the same investment objectives, strategies and policies in proportion to the market value of their portfolios. However, among Funds with different investment objectives, strategies or policies, a portfolio manager may give precedence to the Funds for which an equity security is best suited. Factors that a portfolio manager may consider when placing different proportion orders for equity securities on behalf Funds include (but are limited to), with respect to each Fund, current cash availability and anticipated cash flows, available alternative investments, current exposure to the issuer, industry or sector, whether the expected effect on strategy or performance would be minimal or whether a proportionate allocation would result in an economic order quantity.

The following describes the allocation process utilized by the Sub-Advisor for the Partners LargeCap Growth Fund I and Partners MidCap Blend:

     Transactions for each portfolio account generally are completed independently. The Sub-Advisor, however, may purchase or sell the same securities or instruments for a number of portfolio accounts, including portfolios of its affiliates, simultaneously. These accounts will include pooled vehicles, including partnerships and investment companies for which the Sub-Advisor and related persons of the Sub-Advisor act as investment manager and administrator, and in which the Sub-Advisor, its officers, employees and its related persons have a financial interest, and accounts of pension plans covering employees of the Sub-Advisor and its affiliates. When possible, orders for the same security are combined or "batched" to facilitate test execution and to reduce brokerage commissions or other costs. The Sub-Advisor effects batched transactions in a manner designed to ensure that no participating portfolio, including any Proprietary Account, is favored over any other portfolio. Specifically, each portfolio (including the Portfolio) that participates in a batched transaction will participate at the average share price for all of the Sub-Advisor's transactions in that security on that business day, with respect to that batched order. Securities purchased or sold in a batched transaction are allocated pro-rata, when possible, to the participating portfolio accounts in proportion to the size of the order placed for each account. The Sub-Advisor may, however, increase or decrease the amount of securities allocated to each account if necessary to avoid holding odd-lot or small numbers of shares for particular portfolios. Additionally, if the
     Sub-Advisor is unable to fully execute a batched transaction and the Sub-Advisor determines that it would be impractical to allocate a small number of securities among the accounts participating in the transaction on a pro-rata basis, the Sub-Advisor may allocate such securities in a manner determined in good faith to be a fair allocation.

The following describes the allocation process utilized by the Sub-Advisor for the Partners SmallCapValue Fund:

Frequently, the Sub-Advisor enters into "block" trades on behalf of its client accounts. The Sub-Advisor's client accounts include separately managed accounts, pooled investment vehicles including Limited Liability Companies and Investment Companies for which the Sub-Advisor acts as investment manager, and accounts of pension plans covering employees of the Sub-Advisor. The Sub-Advisor enters into such trades as part of its general trading policy designed to ensure that none of the its client accounts are favored over any other client account and to facilitate best execution.

Specifically, each client account (including the Fund) that participates in a block trade will participate at the average share price for all of the Sub-Advisor's transactions in that security on that business day, entered into on behalf of the same group of client accounts. Securities purchased or sold in such a block trade are allocated to the relevant client accounts pro-rata, based on each client account's market value, subject to any specific restrictions imposed by Sub-Advisor's clients. However, the Sub-Advisor normally excludes the accounts of pension plans covering employees of the Sub-Advisor from block trades and trades on behalf of such pension plans subsequent to the completion of such block trades.

The Sub-Advisor does not purchase IPOs as part of its Small Cap Value Strategy and therefore will not purchase IPOs on behalf of the Partners Small Cap Value Fund or any other of its client accounts which are invested in its Small Cap Value Strategy.

The  Sub-Advisor   does  not  trade  on  behalf  of  any  client  accounts  with broker-dealer affiliates.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares
Shares of the Portfolios are no longer sold except to accommodate the reinvestment of capital gains or dividends paid by a Portfolio.

Shares of the Advisors Select, Advisors Preferred, Select, Preferred classes and Class I of the currently offered Funds can be purchased only by:
o the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts (Class I shares),
o any Fund distributed by Princor, if the Fund seeks to achieve its investment objective by investing primarily in shares of Funds distributed by Princor, and
o certain employer sponsored retirement plans (Advisors Preferred, Advisors Select, Preferred and Select Classes of shares).

o    Class J shares are offered only
     o to individuals (and his/her spouse) who receive lump sum distributions from retirement or employee welfare .. benefit plans sponsored by The Principal;
     o to shareholders (and his/her spouse) of Class J shares funding an Individual Retirement Account (IRA), ...Simplified Employee Pension ("SEP") plan and Savings Incentive Match Plan for Employees ("SIMPLE");
     o    to fund employer  sponsored plans sold through  Principal  Connection;
          and
     o as a result of a plan terminating that was administered by Principal Life Insurance Company under its Flexible Income Annuity or Principal Advantage products.

The Select and Preferred classes of shares are available only through certain registered representatives of Princor Financial Services Corporation who are also employees of Principal Life Insurance Company or fee-based financial planners. The Funds' Class J shares are available through registered representatives of Princor Financial Services Corporation who are employees of Principal Life Insurance Company (sales counselors of Principal Connection), certain broker-dealers and fee-based financial planners.

Select shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (the service contract (or through execution of a service contract offered through an affiliate of Principal Life Insurance Company)) if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Preferred shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (or through execution of a service contract offered through an affiliate of Principal Life Insurance
Company)) if the plan invests at least $10 million in the Principal Investors Fund.

The Advisors Select and Advisors Preferred classes of shares are available only through registered representatives of dealers selected by Princor or financial planners.
o Advisors Select shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (the services contract (or through execution of a service contract offered through an affiliate of Principal Life)) if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.
o Advisors Preferred shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (the services contract (or through execution of a service contract offered through an affiliate of Principal Life)) if the plan invests at least $10 million in the Principal Investors Fund.

Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Funds are purchased at the net asset value ("NAV") per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received by the close of the regular trading session of the NYSE as described below in "Offering Price."

Sales of Shares
Payment for shares tendered for redemption is ordinarily made in cash. The Board of Directors may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund/Portfolio may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's/Portfolio's portfolio in lieu of cash. If the Fund/Portfolio pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund/Portfolio will value securities used to pay redemptions in kind using the same method the Fund/Portfolio uses to value its portfolio securities as described below in "Offering Price."

Sales of shares, like purchases, may only be effected through the separate accounts of participating insurance companies or an employer sponsored plan. Certain designated organizations are authorized to receive sell orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

The right to require the Funds/Portfolios to redeem their shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Offering Price
As stated in the Prospectuses, the NAV of each class of the Funds/Portfolios (except Money Market Fund) is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). As stated in the Prospectus, the NAV of Fund/Portfolio shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The per share NAV of each class is determined by taking the total value of a Fund's/Portfolio's securities and other assets less liabilities dividing the remainder proportionately into the classes of the Fund, subtracting the liabilities of each class, dividing the remainder by the total number of shares of that class outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds/Portfolios are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds/Portfolios and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Fund/Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.

Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading may take place in various foreign markets on days which are not business days in New York and on which a Fund's/Portfolio's NAV is not calculated. A Fund/Portfolio calculates its NAV per class per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

Money Market Fund
The share price of each class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds/Portfolios described above. The share price for each class of shares of the Fund is computed by dividing the total value of the Fund's securities and other assets, less liabilities, class proportion, then by the number of class shares outstanding.

All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires maintenance of a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Board of Directors to be of high quality with minimal credit risks.

The Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Manager to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the NAV from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to shareholders, the Board takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of an NAV based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Money Market Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the NAV at $1.00 per share.

TAXATION OF THE FUND

It is a policy of the Funds/Portfolios to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds/Portfolios intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund/Portfolio fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains) of the Fund/Portfolio in the manner they were received by the Fund/Portfolio.

All income dividends and capital gains distributions, if any, on a Fund's/Portfolio's shares are reinvested automatically in additional shares of the same class of the same Fund/Portfolio at the NAV determined on the first business day following the record date.

Certain Funds/Portfolios may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds/Portfolios if these instruments appreciate in value, the Funds/Portfolios may make various elections permitted by the tax laws. However, these elections could require that the Funds/Portfolios recognize taxable income, which in turn must be distributed.

Some foreign securities purchased by the Funds/Portfolios may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds/Portfolios may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

UNDERWRITER

Shares of each Fund are offered on a continuous basis by Princor as principal underwriter. Shares are sold at NAV. In certain circumstances, Princor compensates its registered representatives or a dealer with which it has entered into a selling agreement for their efforts in distributing shares.

Princor did not receive underwriting fees from the sale of Portfolio shares.

CALCULATION OF PERFORMANCE DATA

For all Funds/Portfolios except the Money Market Fund
A Fund may quote performance in various ways. All performance information supplied by a Fund in advertising is historical and is not intended to indicate future returns. Each class's share price and return fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

Return Calculations. Returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual returns covering periods of less than one year are calculated by determining a class's return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a class. In addition to average annual returns, a class may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. Returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

A Fund may also include in its advertisements comparisons of the performance of the Fund to that of various market indices, such as:

     Lehman Brothers Aggregate Bond Index
     Lehman Brothers Long Term Government/Corporate Bond Index
     Lehman Brothers Government/Corporate Bond Index
     Lehman Brothers Mortgage-Backed Securities Index
     Lehman Brother Mutual Fund 1-5 Government/Credit Index
     Morgan Stanley Capital International EAFE
       (Europe, Australia, Far East) Index
     Morgan Stanley Capital International Emerging Markets Free Index Morgan Stanley Capital International Europe (15) Index
     Morgan Stanley Capital  International Pacific  Free  Index
     Morgan Stanley REIT Index
     Russell 100 Growth Index
     Russell 1000 Value Index
     Russell 2000 Index
     Russell 2000 Growth Index
     Russell 2000 Value Index
     Russell MidCap Growth Index
     S&P 500 Index
     S&P/Barra 400 Value Index
     S&P/Barra 500 Growth Index
     S&P/Barra  500 Value Index
     S&P/Barra 600 Growth Index
     S&P  MidCap  400 Index
     S&P SmallCap 600 Index

Money Market Fund
The Money Market Fund advertises its yield and its effective yield.

Yield is computed by:
o determining the net change (excluding shareholder purchases and redemptions) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period
o dividing the difference by the value of the account at the beginning of the base period to obtain the base period return
o multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

There may be a difference in the net investment income per share used to calculate yield and the net investment income per share used for dividend purposes. This is because the calculation for yield purposes does not include net short-term realized gains or losses on the Fund's investment, which are included in the calculation for dividend purposes.

Effective yield is computed by:
o determining the net change (excluding shareholder purchases and redemptions) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period
o dividing the difference by the value of the account at the beginning of the base period to obtain the base period return compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.
The resulting effective yield figure is carried to at least the nearest hundredth of one percent.

The yield quoted at any time for the Money Market Fund represents the amount that has earned during a specific, recent seven-day period and is a function of:
o    the quality of investments in the Money Market Fund's portfolio
o    types of investments in the Money Market Fund's portfolio
o    length of maturity of investments in the Money Market Fund's portfolio
o    Money Market Fund's operating expenses.

The length of maturity for the Money Market Fund's portfolio is calculated using the average dollar weighted maturity of all investments. This means that the portfolio has an average maturity of a stated number of days for its investments. The calculation is weighted by the relative value of each investment.

The yield for the Money Market Fund will fluctuate daily as the income earned on its investments fluctuates. There is no assurance the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Funds are open-end investment companies. There is no guarantee that the NAV or any stated rate of return will remain constant. A shareholder's investment in the Funds/Portfolios is not insured. Investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may be presented by the Funds/Portfolios.

FINANCIAL STATEMENTS

The financial statements for the International Emerging Markets, International Securities, International SmallCap and Mortgage-Backed Securities Portfolios for the year ended December 31, 2000, are part of this Statement of Additional Information. The financial statements appear in the Annual Reports to
Shareholders. Reports on those statements from Ernst & Young LLP, independent auditors, are included in the Annual Report and are also a part of this Statement of Additional Information. The Annual Reports are furnished, without charge, to investors who request copies of the Statement of Additional Information.

Financial statements and financial highlights for the other Funds will be included in the Annual Report when they have completed an annual period.

APPENDIX A

Description of Bond Ratings:

Moody's Investors Service, Inc. Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:

A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.  Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

     AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
          Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

     A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB: Debt rated "BBB" is  regarded  as having an  adequate  capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C: The rating "C" is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

A-2: Capacity  for timely  payment on issues  with this  designation  is strong.
     However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this  designation  have a satisfactory  capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:   Issues  rated "B" are  regarded  as having only an  adequate  capacity  for
     timely  payment.   However,  such  capacity  may  be  damaged  by  changing
     conditions or short-term adversities.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor's rates notes with a maturity of less than three years as follows:

SP-1:A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

SP-2: A satisfactory capacity to pay principal and interest.

SP-3: A speculative capacity to pay principal and interest.

                           PART C. OTHER INFORMATION

Item 23.  Exhibits.
--------  ---------

     (a)  (1)  a.   Articles of Amendment and Restatement (filed 4/12/96)
               b.   Articles of Amendment and Restatement (filed 9/22/00)
          (2)       Articles of Amendment  (filed 9/12/97)
          (3)       Certificate of Correction (filed 9/22/00)

     (b)            By-laws (filed 9/22/00)

     (c)            N/A

     (d)  (1)  a.   Management Agreement (filed 9/12/97)
               b.   1st Amendment to the Management Agreement (filed 9/22/00)
               c.   Management Agreement (filed 12/5/00)
          (2)  a.   Invista Sub-Advisory Agreement (filed 9/12/97)
               b.   1st Amendment to the Invista Sub-Advisory
                      Agreement(filed 9/22/00)
          (3)       American Century Sub-Advisory Agreement (filed 12/5/00)
          (4)       Bernstein Sub-Advisory Agreement (filed 12/5/00)
          (5)       BT Sub-Advisory Agreement (filed 9/22/00)
          (6)       Federated Sub-Advisory Agreement (filed 12/5/00)
          (7)       Neuberger Berman Sub-Advisory Agreement (filed 12/5/00)
          (8)       Morgan Stanley Sub-Advisory Agreement-PLCGI (filed 12/5/00)
          (9)       Principal Capital Income Investors Sub-Advisory Agreement**
         (10)       Principal Capital Real Estate Investors Sub-Advisory
                    Agreement**
         (11)       Turner Sub-Advisory Agreement (filed 12/5/00)
         (12)       PCII Cash Management Sub-Advisory Agreement**
         (13)       Ark Asset Management Sub-Advisory Agreement**
         (14)       Morgan Stanley Sub-Advisory Agreement - PMCB**


     (e)  (1)  a.   Distribution Agreement (filed 4/12/96)
               b.   1st Amendment to the Distribution Agreement (filed 9/22/00)
               c.   Distribution Agreement (filed 9/22/00)
          (2)       Selling Agreement (filed 9/22/00)

     (f)            N/A

     (g)  (1)  a.   Domestic Portfolio Custodian Agreement with
                      Bank of New York (filed 4/12/96)
               b.   Domestic Funds Custodian Agreement with Bank of New York
                      (filed 12/5/00)
          (2)  a.   Global Portfolio Custodian Agreement with
                      Chase Manhattan Bank (filed 4/12/96)
               b.   Global Funds Custodian Agreement with
                      Chase Manhattan Bank (filed 12/5/00)

     (h)  (1)       Transfer Agency Agreement for Class I shares (filed 9/22/00)
          (2)       Shareholder Services Agreement*
          (3)  a.   Investment Service Agreement (filed 9/12/97)
               b.   1st Amendment to the Investment Service
                         Agreement (filed 9/22/00)
          (4)       Accounting Services Agreement (filed 9/22/00)
          (5)       Administrative Services Agreement (filed 9/22/00)
          (6)       Service Agreement (filed 9/22/00)
          (7)       Service Sub-Agreement (filed 9/22/00)

     (i)            Legal Opinion (filed 4/12/96)

     (j)            Consents of Auditors (filed 12/5/00)

     (k)            Financial Statements included in this Registration
                    Statement:
          (1)       Part A:
                              None
          (2)       Part B:
                              None
          (3) Semi-Annual Report to Shareholders filed under Rule N-30D-1 on August 16, 2000**

     (l)  (1)       Initial Capital Agreement-ISP & MBS (filed 4/12/96)
          (2)       Initial Capital Agreement-IEP (filed 9/22/00)
          (3)       Initial Capital Agreement-ICP (filed 9/22/00)
          (4-38)    Initial Capital Agreement (filed 12/5/00)

     (m)            Rule 12b-1 Plan
          (1)       Advisors Preferred Plan (filed 9/22/00)
          (2)       Advisors Select Plan (filed 9/22/00)

     (n)            Financial Data Schedule
          (1)       International Emerging Markets Portfolio**
          (2)       International Securities Portfolio**
          (3)       International SmallCap Portfolio**
          (4)       Mortgage-Backed Securities Portfolio**

     (o)            Rule 18f-3 Plan (filed 9/22/00)

     (p)            Code of Ethics
          (1)       BT Funds Management (filed 9/22/00)
          (2)       Invista Capital Management (filed 9/22/00)
          (3)       Principal Capital Income Investors (filed 9/22/00)
          (4)       Principal Capital Real Estate Investors (filed 9/22/00)
          (5)       Turner Investment Partners (filed 9/22/00)
          (6)       Morgan Stanley Asset Management (filed 9/22/00)
          (7)       Neuberger Berman Management (filed 9/22/00)
          (8)       Bernstein Investment Research (filed 9/22/00)
          (9)       American Century Investment Management (filed 9/22/00)
         (10)       Federated Investment Management (filed 9/22/00)
         (11)       Ark Asset Management*

*    Filed herein.
**   To be filed by amendment.
***  Incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          b. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          c.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          d. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          e. Principal Pensions Co., Ltd. (Japan) a Japan company who engages in the management, investment and administration of financial assets and any services incident thereto.

          f. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          g. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          h. Principal Capital Management (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          i. Principal Capital Management (Europe) Limited a United Kingdom company that engages in European representation and distributor of the Principal Investments Funds.

          j. Principal Capital Management (Ireland) Limited an Ireland company that engages in fund management.

          k. Principal Financial Group Investments (Australia) Pty Limited an Australia holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Previdencia   Privada    S.A.(Brazil)   a   pension
               fund company.

          Subsidiary wholly-owned by Principal Financial Group (Mauritius) Ltd.

          a. IDBI Principal Asset Management Company (India) a India asset management company.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd:

          a.   BT Financial Group Pty Ltd. an Australia holding company.

          Subsidiary  wholly-owned by BT Financial Group Pty Ltd:

          a. BT Investments (Australia) Limited a Delaware holding company.

          Subsidiary wholly-owned by BT Investments (Australia) Limited:

          a.   BT  Australia   (Holdings)   Ltd  an  Australia   commercial  and
               investment banking and asset management company.

          Subsidiary wholly-owned by BT  Australia   (Holdings)   Ltd:

          a. BT Australia Limited an Australia company engaged in asset management and trustee/administrative activites.

          Subsidiaries wholly-owned by BT Australia Limited:

          a. BT Life Limited an Australia company engaged in commercial and investment linked life insurance policies.

          b. BT Funds Management Limited an Australia company engaged in institutional and retail money management.

          c. BT Funds Management (International) Limited an Australia company who manages international funds (New Zealand, Singapore, Asia, North America and United Kingdom).

          d. BT Securities Limited an Australia company that engages in loan finance secured against share and managed fund portfolios.

          e. BT Portfolio Services Limited an Australia company that engages in processing and transaction services for financial planners and financial intermediaries.

          f. BT Australia Corporate Services Pty Limited an Australia holding company for internal service companies.

          g.   QV1 Pty Limited an Australia company.

          Subsidiaries wholly-owned by BT Portfolio Services Limited:

          a. BT Custodial Services Pty Ltd an Australia custodian nominee for investment management activities.

          b. National Registry Services Pty Ltd. an Australia company that engages in registry services.

          c. National Registry Services (WA) Pty Limited an Australia company that engages in registry services.

          d. BT Finance & Investments Pty Ltd an Australia trustee of wholesale cash management trust.

          Subsidiaries organized and wholly-owned by BT Australia Corporate Services Pty Limited:

          a. BT Finance Pty Limited an Australia provider of finance by loans and leases.

          b. Chifley Services Pty Limited an Australia company that engages in staff car leasing management.

          c. BT Nominees Pty Limited an Australia company that operates as a trustee of staff superannuation fund (pension plan).

          Subsidiary organized and wholly-owned by BT Funds Management Limited:

          a. BT Tactical Asset Management Pty Limited an Australia company that engages in management of futures positions.

          b. Oniston Pty Ltd an Australia company that is a financial services investment vehicle.

          Subsidiary organized and wholly-owned by BT Securities Limited:

          a.   BT (Queensland) Pty Limited an Australia trustee company.

          Subsidiary  organized and  wholly-owned  by BT Custodial  Services Pty
          Ltd:

          a. BT Hotel Group Pty Ltd an Australia corporation - an inactive shelf corporation to be wound up.

          b. BT Custodians Ltd an Australia manager and trustee of various unit trusts.

          c.   Dellarak Pty Ltd an Australia trustee company.

          Subsidiary  organized and wholly-owned by Principal Financial Services
          (NZ), Inc.

          a.   BT Financial Group (NZ) Limited a New Zealand holding company.

          Subsidiary  organized and  wholly-owned  by BT Financial Group (NZ)
          Limited:

          a. BT Portfolio Service (NZ) Limited a New Zealand company that provides third party administration and registry services.

          b. BT New Zealand Nominees Limited a New Zealand company who acts as a custodian for local assets.

          c.   BT Funds Management (NZ) Limited a New Zealand funds manager.

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a. BT Hotel Limited an Australia corporation, which is the hotel operating/managing company of the BT Hotel Group.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.06% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.03% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.64% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 28.32% of outstanding shares owned by Principal Life Insurance
               Company  (including   subsidiaries  and  affiliates)on  December
               11,2000

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 13.13% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11,2000

               Principal European Equity Fund, Inc. (a Maryland Corporation) 72.02% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.04% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.01% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 8.12% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 30.06% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal International Fund, Inc. (a Maryland Corporation) 24.47% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 6.75% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 15.99% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 13.39% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.02% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000

               Principal Pacific Basin Fund, Inc. (a Maryland Corporation) 76.62% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal  Partners   Aggressive  Growth  Fund,  Inc.(a  Maryland
               Corporation) 4.24% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000

               Principal   Partners   LargeCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 23.61% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 15.82% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 51.89% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 1.41% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal Investors Fund, Inc. (f/k/a Principal Special Markets Fund, Inc. (a Maryland Corporation) 84.44% of shares outstanding of the International Emerging Markets Portfolio, 47.79% of the shares outstanding of the International Securities Portfolio, 100.00% of shares outstanding of the International SmallCap Portfolio, 100% of the shares outstanding of the Mortgage-Backed-Securities Portfolio and 100% of the shares of the following:
               Principal Balanced Fund, Principal Bond & Mortgage Securitites Fund, Principal European Fund, Principal Governement Securities Fund, Principal High Quality Intermediate-Term Bond Fund, Principal High Quality Long-Term Bond Fund, Principal High Quality Short-Term Bond Fund, Principal International Emerging Markets Fund, Principal International Fund I, Principal International Fund II, Principal International SmallCap Fund, Principal LargeCap Blend Fund, Principal LargeCap Growth Fund, Principal LargeCap Value Fund, Principal MidCap Blend Fund, Principal MidCap Growth Fund, Principal MidCap S&P 400 Index Fund, Principal MidCap Value Fund, Principal Money Market Fund, Principal Pacific Basin Fund, Principal Partners LargeCap Blend Fund, Principal Partners LargeCap Growth Fund I, Principal Partners LargeCap Growth Fund II, Principal Partners LargeCap Value Fund, Principal Partners MidCap Growth Fund, Principal Partners MidCap Value Fund, Principal Partners SmallCap Growth Fund I, Principal Partners SmallCap Growth Fund II, Principal Real Estate Fund, Principal SmallCap Blend Fund, Principal SmallCap Growth Fund, Principal SmallCap S&P 600 Index Fund, Principal SmallCap Value Fund, Principal Technology Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.05% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.06% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on December 11, 2000.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on
               December  11,  2000:   Aggressive   Growth,   Asset  Allocation,
               Balanced, Blue Chip, Bond, Capital Value, Government Securities, Growth, High Yield, International, International Emerging Markets, International SmallCap, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index (f/k/a Stock Index 500), MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          b. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          c. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          Subsidiaries  organized and  90% owned  by Principal Life Insurance
          Company:

          a. PT Asuransi Jiwa Principal Indonesia (an Indonesia Corporation) a life insuranced corporation which offers group and individual products.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Structured Investments, LLC (a Delaware Corporation) a limited liability company that provides product development administration, marketing and asset management services associated with stable value products together with other related institutional financial services including derivatives, asset-liability management, fixed income investment management and ancillary money management products.

          b. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in portfolio management on behalf of institutional clients for structuring, underwriting and management of entity-level investments in real estate operating companies (REOCs).

          c. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company that provides private market bridge financing and other secondary market opportunities.

          d.   Principal  Capital  Real  Estate   Investors,   LLC  (a  Delaware
               Corporation) a registered investment advisor.

          e. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the structuring, warehousing, securitization and sale of commercial mortgage-backed securities.

          f. Principal Generation Plant, LLC an inactive Delaware limited liability company.

          g.   Principal  Capital  Income  Investors,  LLC  a  Delaware  limited
               liability   company  which  provides   investment  and  financial
               services.

          h. Principal Capital Futures Trading Advisor, LLC a Delaware funds management limited liability company.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          c. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          d. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          e. Principal Spectrum Associates, Inc. (a California Corporation) a real estate development company.

          f. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          g.   Equity FC,  Ltd.  (an Iowa  Corporation)  engaged  in  investment
               transactions,   including   limited   partnerships   and  limited
               liability companies.

          h. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business corporation that engages in investment transactions, including limited partnerships and limited liability companies

          i. Invista Capital Management, LLC (an Delaware Corporation) a limited liability company which is a registered investment adviser.

          j. Principal Residential Mortgage, Inc. (an Iowa Corporation) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          k. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          l. Principal Portfolio Services, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          m. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

          n. The Principal Financial Group, Inc. (a Delaware corporation) a corporation which is currently inactive.

          o. Principal Product Network, Inc. (a Delaware corporation) an insurance broker.

          p. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          q. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          r. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          s. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that administers individual and group retirement plans for stock brokerage firm clients and mutual fund distributors.

          t. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          u. Principal Investors Corporation (a New Jersey Corporation) a corporation which is currently inactive.

          v. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          Subsidiaries organized and wholly-owned by PT Asuransi Jiwa Principal Indonesia:

          a.   PT Jasa Principal Indonesia an Indonesia pension company.

          b. PT Principal Capital Management Indonesia an Indonesia funds management company.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a. Principal Capital Trust. (a Delaware Corporation) a business trust and private investment company offering non-registered units, initially, to tax-exempt entities.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          Subsidiaries wholly-owned by The Admar Group, Inc.:

          a. Admar Corporation (a California Corporation) a managed care services organization.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) a corporation which serves as a trustee and administrator of insurance trusts and arrangements.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a. Principal International Espana, S.A. de Seguros de Vida (Spain) a life insurance, annuity, and accident and health company.

          b.   Zao Principal International (a Russia Corporation) inactive.

          c.   Principal   International    Argentina,    S.A.   (an   Argentina
               corporation) a holding company that owns Argentina corporations offering annuities, group and individual insurance policies.

          d. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          e. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          f. Principal Trust Company (Asia) Limited (Hong Kong) (an Asia trust company).

          g.   Principal International de Chile, S.A. (Chile) a holding company.

          h. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          i.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          j.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          k.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiary wholly-owned by Principal International Espana, S.A. de Seguros de Vida (Spain):

          a. Princor International Espana S.A. de Agencia de Seguros (Spain) an insurance agency.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Capital Management (Asia) Limited (Hong Kong) Asian representative and distributor for the Principal Investment Funds.

          Subsidiaries wholly-owned by Principal International Argentina, S.A. (Argentina):

          a. Principal Retiro Compania de Seguros de Retiro, S.A. (Argentina) an annuity company.

          b. Principal Life Compania de Seguros, S.A. (Argentina) a life insurance company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary 60% owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a.   Andueza  &  Principal   Creditos   Hipotecarios  S.A.  (Chile)  a
               residential mortgage company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V.:

          a. Siefore Principal, S.A. de C.V. (Mexico) an investment fund company.

Item 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

   John E. Aschenbrenner        Principal         Executive Vice President
   Director                     Financial Group   Principal Life Insurance
                                                  Company

   Patricia A. Barry            Same              Counsel
   Assistant Corporate                            Principal Life Insurance
   Secretary                                      Company

  *Craig L. Bassett             Same              See Part B
   Treasurer

   Michael T. Daley             Same              Executive Vice President
   Director                                       Principal Life Insurance
                                                  Company

  *Ronald L. Danilson           Same              See Part B
   Executive Vice President &
   Chief Operating Officer

   David J. Drury               Same              Chairman of the Board
   Director                                       Principal Life
                                                  Insurance Company

  *Ralph C. Eucher              Same              See Part B
   President and Director

  *Arthur S. Filean             Same              See Part B
   Sr. Vice President

   Dennis P. Francis            Same              Senior Vice President
   Director                                       Principal Life
                                                  Insurance Company

   Paul N. Germain              Same              Vice President -
   Vice President -                               Mutual Fund Operations
   Mutual Fund Operations                         Princor Financial Services
                                                  Corporation

  *Ernest H. Gillum             Same              See Part B
   Vice President - Product
   Development

  *J. Barry Griswell            Same              See Part B
   Chairman of the Board
   and Director

   Joyce N. Hoffman             Same              Senior Vice President and
   Vice President and                             Corporate Secretary
   Corporate Secretary                            Principal Life
                                                  Insurance Company

   John R. Lepley               Same              Senior Vice President -
   Senior Vice President -                        Marketing & Distribution
   Marketing & Distribution                       Princor Financial Services
                                                  Corporation

   Kelly A. Paul                Same              Assistant Vice President -
   Assistant Vice President -                     Business Systems & Technology
   Business Systems &                             Princor Financial Services
   Technology                                     Corporation

   Richard L. Prey              Same              Executive Vice President
   Director                                       Principal Life Insurance
                                                  Company

  *Layne A. Rasmussen           Same              Controller
   Controller -                                   Princor Financial Services
   Mutual Funds                                   Corporation

   Elizabeth R. Ring            Same              Controller
   Controller                                     Princor Financial Services
                                                  Corporation

  *Michael D. Roughton          Same              See Part B
   Counsel

   James F. Sager               Same              Vice President
   Vice President                                 Princor Financial Services
                                                  Corporation

   Karen E. Shaff               Same              Senior Vice President &
   Director                                       General Counsel
                                                  Principal Life Insurance
                                                  Company

  *Jean B. Schustek             Same              See Part B
   Assistant Vice President -
   Registered Products

  *Kirk L. Tibbetts             Same              See Part B
   Senior Vice President &
   Chief Financial Officer


     Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal European Equity Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc. (f/k/a Principal Special Markets Fund, Inc.), Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal Pacific Basin Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal European Equity Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc. (f/k/a Principal Special Markets Fund, Inc.), Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Pacific Basin Fund Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code, Section 457 retirement plans, Section 401(a) retirement plans, certain non-qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Thomas E. Ackerman       Regional Vice President -
     The Principal            Variable Annuities
     Financial Group
     Des Moines, IA 50392

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robert W. Baehr          Marketing Services
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     David J. Brown           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael T. Daley         Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ronald L. Danilson       Executive Vice President and
     The Principal            Chief Operating Officer
     Financial Group
     Des Moines, IA 50392

     Mark B. Davis            Assistant Director - Compliance
     The Principal
     Financial Group
     Des Moines, IA 50392

     David J. Drury           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ralph C. Eucher          Director and
     The Principal            President
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Dennis P. Francis        Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     Thomas D. Gualdoni       Vice President - National Sales
     The Principal            Manager/Variable Annuities
     Financial Group
     Des Moines, IA 50392

     J. Barry Griswell        Director and
     The Principal            Chairman of the
     Financial Group          Board
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Jeffrey L. Kane          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kraig L. Kuhlers         Regional Sales Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     John R. Lepley           Senior Vice
     The Principal            President - Marketing
     Financial Group          and Distribution
     Des Moines, IA 50392

     Kelly A. Paul            Assistant Vice President -
     The Principal            Business Systems and Technology
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Richard L. Prey          Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Elizabeth R. Ring        Controller
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Assistant Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Paul D. Steingreaber     Director of National Sales
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kirk L. Tibbetts         Senior Vice President and
     The Principal            Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

               (c)    Inapplicable.


Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the __th day of December, 2000.


                             PRINCIPAL INVESTORS FUND, INC.

                                       (Registrant)



                             By          /s/ R. C. Eucher
                                --------------------------------------
                                 R. C. Eucher
                                 President and Director


Attest:


/s/ A. S. Filean
--------------------------------------
A. S. Filean
Vice President and Secretary

Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      President and Director             12/__/2000
R. C. Eucher                       (Principal Executive Officer)      __________



   (J. B. Griswell)*
_____________________________      Director and                       12/__/2000
J. B. Griswell                     Chairman of the Board              __________


/s/ K. L. Tibbetts
_____________________________      Senior Vice President and          12/__/2000
K. L. Tibbetts                     Chief Financial Officer            __________
                                   Princcipal Financial and
                                   Accounting Officer)


   (J. E. Aschenbrenner)*
_____________________________      Director                           12/__/2000
J. E. Aschenbrenner                                                   __________


   (J. D. Davis)*
_____________________________      Director                           12/__/2000
J. D. Davis                                                           __________


   (P. A. Ferguson)*
_____________________________      Director                           12/__/2000
P. A. Ferguson                                                        __________


   (R. W. Gilbert)*
_____________________________      Director                           12/__/2000
R. W. Gilbert                                                         __________


   (W. C. Kimball)*
_____________________________      Director                           12/__/2000
W. C. Kimball                                                         __________


   (B. A. Lukavsky)*
_____________________________      Director                           12/__/2000
B. A. Lukavsky                                                        __________

                                        *By   /s/R. C. Eucher
                                           _____________________________________
                                           R. C. Eucher
                                           President and Director


                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included